SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 64

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 64

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on May 1, 2013, pursuant to paragraph (b) of Rule 485.

The right choice for the long term®

American Funds Insurance Series®

Global Growth FundSM	Asset Allocation FundSM
Global Small Capitalization FundSM	Global Balanced FundSM
Growth FundSM	Bond FundSM
International FundSM	Corporate Bond FundSM
New World Fund®	Global Bond FundSM
Blue Chip Income and Growth FundSM	High-Income Bond FundSM
Global Growth and Income FundSM	Mortgage FundSM
Growth-Income FundSM	U.S. Government/AAA-Rated Securities FundSM
International Growth and Income FundSM	Cash Management FundSM

Prospectus

Class 1 shares

May 1, 2013

Summaries
1	Global Growth Fund
4	Global Small Capitalization Fund
8	Growth Fund
11	International Fund
14	New World Fund
18	Blue Chip Income and Growth Fund
21	Global Growth and Income Fund
25	Growth-Income Fund
28	International Growth and Income Fund
32	Asset Allocation Fund
36	Global Balanced Fund
40	Bond Fund
44	Corporate Bond Fund
47	Global Bond Fund
51	High-Income Bond Fund
54	Mortgage Fund
58	U.S. Government/AAA-Rated Securities Fund
62	Cash Management Fund
64	Investment objectives, strategies and risks

86	Management and organization
91	Purchases and redemptions of shares

92	Plans of distribution
92	Fund expenses

92	Investment results
92	Distributions and taxes

93	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.53%
Other expenses	0.03
Total annual fund operating expenses	0.56

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$57	$179	$313	$701

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States. The fund expects to be invested in numerous countries. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Global Growth Fund	American Funds Insurance Series / Prospectus	1

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	22.27%	(quarter ended June 30, 2009)
Lowest	-20.04%	(quarter ended December 31, 2008)

2	American Funds Insurance Series / Prospectus	Global Growth Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	22.89%	2.06%	10.52%	9.02%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	8.11	5.05
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.91	-1.03	7.65	5.23

Management

Investment adviser

Capital Research and Management CompanySM

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Isabelle de Wismes	1 year	Senior Vice President – Capital World Investors
Martin Jacobs	4 years	Senior Vice President – Capital World Investors
Jonathan Knowles	Less than 1 year	Senior Vice President – Capital World Investors
Steven T. Watson	11 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Growth Fund	American Funds Insurance Series / Prospectus	3

Global Small Capitalization Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.71%
Other expenses	0.04
Total annual fund operating expenses	0.75

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$77	$240	$417	$930

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4	American Funds Insurance Series / Prospectus	Global Small Capitalization Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Global Small Capitalization Fund	American Funds Insurance Series / Prospectus	5

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	29.27%	(quarter ended June 30, 2009)
Lowest	-31.20%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	18.51%	-2.34%	12.16%	9.28%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.06	2.33	12.07	6.94
Lipper Global Small-Cap Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.74	0.11	10.79	6.91

6	American Funds Insurance Series / Prospectus	Global Small Capitalization Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark E. Denning	15 years	Senior Vice President – Capital Research Global Investors
J. Blair Frank	10 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	Less than 1 year	Senior Vice President – Capital Research Global Investors
Harold H. La	5 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Small Capitalization Fund	American Funds Insurance Series / Prospectus	7

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.33%
Other expenses	0.02
Total annual fund operating expenses	0.35

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$36	$113	$197	$443

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

8	American Funds Insurance Series / Prospectus	Growth Fund

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	21.01%	(quarter ended June 30, 2003)
Lowest	-26.01%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	18.19%	1.16%	9.03%	12.21%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.87	1.14	7.93	9.01
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	16.77	0.66	6.32	8.78

Growth Fund	American Funds Insurance Series / Prospectus	9

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donnalisa Parks Barnum	10 years	Senior Vice President – Capital World Investors
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Gregory D. Johnson	6 years	Senior Vice President – Capital World Investors
Michael T. Kerr	8 years	Senior Vice President – Capital World Investors
Ronald B. Morrow	10 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

10	American Funds Insurance Series / Prospectus	Growth Fund

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.50%
Other expenses	0.04
Total annual fund operating expenses	0.54

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$55	$173	$302	$677

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

International Fund	American Funds Insurance Series / Prospectus	11

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.52%	(quarter ended June 30, 2009)
Lowest	-21.80%	(quarter ended September 30, 2011)

12	American Funds Insurance Series / Prospectus	International Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/90)	18.21%	-1.82%	9.93%	8.37%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	-2.89	9.74	5.95
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	-2.82	8.81	6.39

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	7 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	4 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	6 years	Senior Vice President – Capital Research Global Investors
Christopher M. Thomsen	7 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

International Fund	American Funds Insurance Series / Prospectus	13

New World Fund

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.74%
Other expenses	0.05
Total annual fund operating expenses	0.79

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$81	$252	$439	$978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the

14	American Funds Insurance Series / Prospectus	New World Fund

fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

New World Fund	American Funds Insurance Series / Prospectus	15

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.00%	(quarter ended June 30, 2009)
Lowest	-22.22%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	18.13%	0.86%	13.97%	9.66%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	8.11	2.86
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.22	-0.92	16.52	9.65

16	American Funds Insurance Series / Prospectus	New World Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	14 years	Senior Vice President – Capital World Investors
Nicholas J. Grace	1 year	Senior Vice President – Capital World Investors
F. Galen Hoskin	7 years	Senior Vice President – Capital World Investors
Robert H. Neithart	1 year	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

New World Fund	American Funds Insurance Series / Prospectus	17

Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.41%
Other expenses	0.02
Total annual fund operating expenses	0.43

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$44	$138	$241	$542

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

18	American Funds Insurance Series / Prospectus	Blue Chip Income and Growth Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	17.18%	(quarter ended June 30, 2003)
Lowest	-21.19%	(quarter ended December 31, 2008)

Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	19

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 Years	Lifetime
Fund (inception date — 7/5/01)	14.18%	0.85%	6.90%	3.12%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	3.39
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	3.64

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
C. Ross Sappenfield Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Christopher D. Buchbinder	6 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace	6 years	Senior Vice President – Capital Research Global Investors
James Terrile	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20	American Funds Insurance Series / Prospectus	Blue Chip Income and Growth Fund

Global Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.60%
Other expenses	0.02
Total annual fund operating expenses	0.62

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$63	$199	$346	$774

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Global Growth and Income Fund	American Funds Insurance Series / Prospectus	21

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions —The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

22	American Funds Insurance Series / Prospectus	Global Growth and Income Fund

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	19.43%	(quarter ended September 30, 2009)
Lowest	-20.37%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 Year	5 Years	Lifetime
Fund (inception date — 5/1/06)	17.93%	0.79%	4.00%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	2.13
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.91	-1.03	1.80

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Martin Romo	4 years	Senior Vice President – Capital World Investors
Andrew B. Suzman	4 years	Senior Vice President – Capital World Investors
Steven T. Watson	7 years	Senior Vice President – Capital World Investors

Global Growth and Income Fund	American Funds Insurance Series / Prospectus	23

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

24	American Funds Insurance Series / Prospectus	Global Growth and Income Fund

Growth-Income Fund

Investment objective

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.27%
Other expenses	0.02
Total annual fund operating expenses	0.29

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$30	$93	$163	$368

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Growth-Income Fund	American Funds Insurance Series / Prospectus	25

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.97%	(quarter ended June 30, 2003)
Lowest	-21.91%	(quarter ended December 31, 2008)

26	American Funds Insurance Series / Prospectus	Growth-Income Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	17.79%	1.20%	7.24%	10.74%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	9.42

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	8 years	Senior Vice President – Capital Research Global Investors
Dylan Yolles Vice President	8 years	Senior Vice President – Capital International Investors
J. Blair Frank	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	19 years	Senior Vice President – Capital Research Global Investors
William L. Robbins	1 year	Senior Vice President – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Growth-Income Fund	American Funds Insurance Series / Prospectus	27

International Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.69%
Other expenses	0.05
Total annual fund operating expenses	0.74

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$76	$237	$411	$918

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

28	American Funds Insurance Series / Prospectus	International Growth and Income Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

International Growth and Income Fund	American Funds Insurance Series / Prospectus	29

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	22.63%	(quarter ended June 30, 2009)
Lowest	-17.46%	(quarter ended September 30, 2011)

For periods ended December 31, 2012:

Average annual total returns	1 year	Lifetime
Fund (inception date — 11/18/08)	16.84%	14.69%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	14.29
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	13.71

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	5 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	5 years	Senior Vice President – Capital Research Global Investors
David M. Riley	5 years	Senior Vice President – Capital Research Global Investors

30	American Funds Insurance Series / Prospectus	International Growth and Income Fund

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

International Growth and Income Fund	American Funds Insurance Series / Prospectus	31

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.29%
Other expenses	0.02
Total annual fund operating expenses	0.31

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$32	$100	$174	$393

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

32	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	33

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/BC Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	12.24%	(quarter ended June 30, 2003)
Lowest	-16.30%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 8/1/89)	16.44%	3.21%	7.63%	8.16%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	8.58
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.88
60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.30	3.81	6.62	8.19

34	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	13 years	Senior Vice President – Capital World Investors
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Jeffrey T. Lager	6 years	Senior Vice President – Capital World Investors
James R. Mulally	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Eugene P. Stein	5 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	35

Global Balanced Fund

Investment objective

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.66%
Other expenses	0.06
Total annual fund operating expenses	0.72

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$74	$230	$401	$894

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus is on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

36	American Funds Insurance Series / Prospectus	Global Balanced Fund

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Global Balanced Fund	American Funds Insurance Series / Prospectus	37

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows the investment results of the Class 1 shares of the fund for its first full calendar year of operations and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Flexible Portfolio Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	6.10%	(quarter ended March 31, 2012)
Lowest	-1.36%	(quarter ended June 30, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year	Lifetime
Fund (inception date — 5/2/11)	12.58%	3.53%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-0.76
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	3.21
Lipper Global Flexible Portfolio Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	12.28	0.26

38	American Funds Insurance Series / Prospectus	Global Balanced Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	2 years	Senior Vice President – Capital World Investors
Mark A. Brett	2 years	Vice President – Fixed Income, Capital Research Company
Paul Flynn	Less than 1 year	Senior Vice President – Capital World Investors
Joanna F. Jonsson	2 years	Senior Vice President – Capital World Investors
Robert H. Neithart	2 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Balanced Fund	American Funds Insurance Series / Prospectus	39

Bond Fund

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.37%
Other expenses	0.02
Total annual fund operating expenses	0.39

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$40	$125	$219	$493

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 253% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

40	American Funds Insurance Series / Prospectus	Bond Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Bond Fund	American Funds Insurance Series / Prospectus	41

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Intermediate Investment Grade Debt Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	6.05%	(quarter ended June 30, 2009)
Lowest	-5.47%	(quarter ended September 30, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 1/2/96)	5.58%	4.21%	5.25%	5.50%
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.04
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.87	5.96	5.03	5.64

42	American Funds Insurance Series / Prospectus	Bond Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Mark H. Dalzell	8 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Hoag	6 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Høgh	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Bond Fund	American Funds Insurance Series / Prospectus	43

Corporate Bond Fund

Investment objective

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fees	0.46%
Other expenses*	0.03
Total annual fund operating expenses	0.49

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class 1	$50	$157

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

44	American Funds Insurance Series / Prospectus	Corporate Bond Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations after May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Corporate Bond Fund	American Funds Insurance Series / Prospectus	45

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Andrew F. Barth	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
David S. Lee	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

46	American Funds Insurance Series / Prospectus	Corporate Bond Fund

Global Bond Fund

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.53%
Other expenses	0.03
Total annual fund operating expenses	0.56

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$57	$179	$313	$701

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States. Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Global Bond Fund	American Funds Insurance Series / Prospectus	47

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

48	American Funds Insurance Series / Prospectus	Global Bond Fund

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	7.96%	(quarter ended September 30, 2010)
Lowest	-4.19%	(quarter ended September 30, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 Years	Lifetime
Fund (inception date — 10/4/06)	6.43%	6.05%	6.79%
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	5.44	6.16
Lipper Global Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.89	5.70	6.14

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark H. Dalzell	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Høgh	7 years	Senior Vice President – Fixed Income, Capital Research Company
James R. Mulally	5 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Global Bond Fund	American Funds Insurance Series / Prospectus	49

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

50	American Funds Insurance Series / Prospectus	Global Bond Fund

High-Income Bond Fund

Investment objective

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.46%
Other expenses	0.02
Total annual fund operating expenses	0.48

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$49	$154	$269	$604

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities.

High-Income Bond Fund	American Funds Insurance Series / Prospectus	51

The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.06%	(quarter ended June 30, 2009)
Lowest	-16.06%	(quarter ended December 31, 2008)

52	American Funds Insurance Series / Prospectus	High-Income Bond Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime (from fund inception)
Fund (inception date — 2/8/84)	13.90%	7.39%	8.92%	9.59%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.78	10.45	10.60	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.44	7.73	8.90	7.83

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay	20 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

High-Income Bond Fund	American Funds Insurance Series / Prospectus	53

Mortgage Fund

Investment objective

The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.42%
Other expenses	0.03
Total annual fund operating expenses	0.45

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$46	$144	$252	$567

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 444% of the average value of its portfolio.

Principal investment strategies

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

54	American Funds Insurance Series / Prospectus	Mortgage Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yield securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Mortgage Fund	American Funds Insurance Series / Prospectus	55

Investment results

The following information shows the investment results of the Class 1 shares of the fund for its first full calendar year of operations and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Mortgage Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	0.94%	(quarter ended June 30, 2012)
Lowest	-0.11%	(quarter ended December 31, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year	Lifetime
Fund (Inception date – 5/2/11)	2.57%	4.42%
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.59	4.28
Lipper U.S. Mortgage Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	4.29	4.88
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.34	4.21

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Fergus N. MacDonald	2 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	2 years	Senior Vice President – Fixed Income, Capital Research Company

56	American Funds Insurance Series / Prospectus	Mortgage Fund

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Mortgage Fund	American Funds Insurance Series / Prospectus	57

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.33%
Other expenses	0.01
Total annual fund operating expenses	0.34

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$35	$109	$191	$431

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 447% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

58	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

U.S. Government/AAA-Rated Securities Fund	American Funds Insurance Series / Prospectus	59

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.23%	(quarter ended December 31, 2008)
Lowest	-1.76%	(quarter ended June 30, 2004)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 12/2/85)	2.22%	5.30%	4.60%	6.69%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.27	5.46	4.87	7.27
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.39	4.99	4.13	6.20
Consumer Price Index (CPI)	1.74	1.80	2.41	2.79

60	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Kevin Adams	2 years	Vice President – Fixed Income, Capital Research Company
Thomas H. Høgh	16 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	3 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	3 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

U.S. Government/AAA-Rated Securities Fund	American Funds Insurance Series / Prospectus	61

Cash Management Fund

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32%
Other expenses	0.02
Total annual fund operating expenses	0.34

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$35	$109	$191	$431

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social or economic developments in the countries or regions in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

62	American Funds Insurance Series / Prospectus	Cash Management Fund

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	1.31%	(quarter ended December 31, 2006)
Lowest	-0.09%	(quarter ended September 30, 2011)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	-0.18%	0.30%	1.57%	4.11%

Management

Investment adviser

Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Cash Management Fund	American Funds Insurance Series / Prospectus	63

Investment objectives, strategies and risks

Global Growth Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Funds Index is an equally

64	American Funds Insurance Series / Prospectus

weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Small Capitalization Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Small capitalization issuers — Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series / Prospectus	65

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

66	American Funds Insurance Series / Prospectus

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies domiciled outside the United States. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it

American Funds Insurance Series / Prospectus	67

is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

New World Fund

The fund’s investment objective is long-term capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Developing countries — The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries

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may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Small capitalization companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect

American Funds Insurance Series / Prospectus	69

the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper

70	American Funds Insurance Series / Prospectus

Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of well-established companies located around the world, which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

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Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Debt securities — The fund may also invest in bonds and other debt securities. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

72	American Funds Insurance Series / Prospectus

holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting

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systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

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Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/BC Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Global Balanced Fund

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

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fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objectives and corresponding risks:

Investing outside the United States (including in emerging markets) — Normally, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including in securities of issuers in countries with emerging markets.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Common stocks and other equity securities — The fund maintains at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Debt securities — Normally, the fund invests at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

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Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Securities backed by the U.S. Treasury, other government securities and mortgage-backed securities — The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Flexible Portfolio Funds Index is an equally weighted index of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Bond Fund

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

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The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging and developing countries. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Mortgage-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Securities backed by the U.S. Treasury — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Corporate Bond Fund

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may also invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

Debt securities — The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Securities backed by the U.S. Treasury — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Global Bond Fund

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Debt securities — Under normal market circumstances, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower

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quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

High yield bonds — The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

High yield bonds — The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.”

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Debt securities — Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation. The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and corresponding risks:

Mortgage-related securities — Normally, at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by NRSROs designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest a portion of its assets in debt issued by federal agencies.

Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Debt securities — Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

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The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper U.S. Mortgage Funds Average is composed of funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

84	American Funds Insurance Series / Prospectus

fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

Securities backed by the U.S. government — A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Mortgage-backed securities — The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Debt securities — While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

American Funds Insurance Series / Prospectus	85

Fund comparative indexes — Barclays U.S. Government/Mortgage Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Cash Management Fund

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Money market instruments — Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (and, in the case of Corporate Bond Fund, the estimated total

86	American Funds Insurance Series / Prospectus

management fee to be paid for the current fiscal year), in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

Multiple Portfolio Counselor System®

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Donald D. O’Neal Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years	Senior Vice President — Capital Research Global Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Alan N. Berro President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 13 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
C. Ross Sappenfield Senior Vice President	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja Vice President	Serves as an equity portfolio counselor for: New World Fund — 14 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate
Sung Lee Vice President	Serves as an equity portfolio counselor for: International Fund — 7 years International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	87

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Dylan Yolles Vice President	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Kevin Adams	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years	Vice President — Fixed Income, Capital Research Company Investment professional for 28 years in total; 13 years with Capital Research and Management Company or affiliate
Hilda L. Applbaum	Serves as an equity/fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 18 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 20 years Bond Fund — 15 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 32 years in total; 25 years with Capital Research and Management Company or affiliate
Donnalisa Parks Barnum	Serves as an equity portfolio counselor for: Growth Fund — 10 years	Senior Vice President — Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate
L. Alfonso Barroso	Serves as an equity portfolio counselor for: International Fund — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Andrew F. Barth	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Mark A. Brett	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 34 years in total; 20 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
David A. Daigle	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 4 years High-Income Bond Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 8 years Global Bond Fund — 7 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 35 years in total; 25 years with Capital Research and Management Company or affiliate
Isabelle de Wismes	Serves as an equity portfolio counselor for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 15 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Paul Flynn	Serves as an equity portfolio counselor for: Global Balanced Fund — Less than 1 year	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate

88	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years Growth-Income Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: New World Fund — 1 year (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 19 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate
Thomas H. Høgh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 7 years U.S. Government/AAA-Rated Securities Fund —16 years Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate
F. Galen Hoskin	Serves as an equity portfolio counselor for: New World Fund — 7 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Claudia P. Huntington	Serves as an equity portfolio counselor for: Growth-Income Fund — 19 years (plus 5 years of prior experience as an investment analyst for the fund) Global Small Capitalization Fund — Less than 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 40 years in total; 38 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 7 years Growth Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 41 years, all with Capital Research and Management Company or affiliate
Martin Jacobs	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 12 years with Capital Research and Management Company or affiliate
Gregory D. Johnson	Serves as an equity portfolio counselor for: Growth Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
Joanna F. Jonsson	Serves as an equity portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Growth Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 30 years in total; 28 years with Capital Research and Management Company or affiliate
Jonathan Knowles	Serves as an equity portfolio counselor for: Global Growth Fund — Less than 1 year (plus 10 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Harold H. La	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 5 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Jeffrey T. Lager	Serves as an equity portfolio counselor for: Asset Allocation Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
David S. Lee	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 13 years in total; 10 years with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	89

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Marcus B. Linden	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus	Serves as an equity portfolio counselor for: International Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Fergus N. MacDonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 21 years in total; 10 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 45 years in total; 16 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 7 years Global Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate
Robert H. Neithart	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years New World Fund — 1 year (plus 2 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years, all with Capital Research and Management Company or affiliate
Wesley K.-S. Phoa	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
William L. Robbins	Serves as an equity portfolio counselor for: Growth-Income Fund — 1 year (plus 12 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate
Martin Romo	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years (plus 1 year of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate
Eugene P. Stein	Serves as an equity portfolio counselor for: Asset Allocation Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 42 years in total; 41 years with Capital Research and Management Company or affiliate
Kristian Stromsoe	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate

90	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
James Terrile	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate
Steven T. Watson	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate

Additional information regarding the portfolio counselors’ compensation, holdings in other accounts and ownership of securities in American Funds Insurance Series can be found in the statement of additional information.

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

American Funds Insurance Series / Prospectus	91

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Fund Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

Valuing shares

Each fund calculates its share price, also called net asset value, each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has not adopted (and does not presently intend to adopt) a plan of distribution or “12b-1 plan” for Class 1 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

92	American Funds Insurance Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the funds’ results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations1			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Growth Fund
Class 1
12/31/12	$19.40	$.30	$4.14	$4.44	$(.26)	$—	$(.26)	$23.58	22.89%	$1,466		.56%	.56%		1.38%
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55	.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56	.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56	.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55	.50		2.37
Class 2
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81	.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80	.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81	.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82	.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80	.75		2.12
Class 4
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[5]	.02 [6]	.02	[6]	.04	[6]

Global Small Capitalization Fund
Class 1
12/31/12	$17.28	$.09	$3.09	$3.18	$(.30)	$—	$(.30)	$20.16	18.51%	$1,019		.75%	.75%		.46%
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74	.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75	.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76	.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74	.67		1.01
Class 2
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00	1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99	.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00	1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01	1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99	.92		.70
Class 4
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[5]	.04	6.04	[6]	.04	[6]

Growth Fund
Class 1
12/31/12	$52.07	$.63	$8.83	$9.46	$(.63)	$—	$(.63)	$60.90	18.19%	$7,116		.35%	.35%		1.10%
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34	.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34	.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35	.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33	.30		1.23
Class 2
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60	.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59	.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59	.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60	.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58	.55		.95
Class 3
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53	.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52	.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52	.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53	.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51	.48		1.02
Class 4
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[5]	.02 [6]	.02	[6]	.05	[6]

American Funds Insurance Series / Prospectus	93

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

International Fund
Class 1
12/31/12	$15.21	$.30	$2.47	$2.77	$(.30)	$—	$(.30)	$17.68	18.21%	$3,618		.54%		.54%		1.81%
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	0.98	—	[5]	.02	[6]	.02	[6]	.05	[6]

New World Fund
Class 1
12/31/12	$19.65	$.33	$3.23	$3.56	$(.28)	$—	$(.28)	$22.93	18.13%	$1,140		.79%		.79%		1.54%
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[5]	.04	[6]	.04	[6]	.04	[6]

Blue Chip Income and Growth Fund
Class 1
12/31/12	$9.00	$.24	$1.04	$1.28	$(.23)	$—	$(.23)	$10.05	14.18%	$1,357		.43%		.43%		2.41%
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Growth and Income Fund
Class 1
12/31/12	$9.20	$.25	$1.39	$1.64	$(.28)	$—	$(.28)	$10.56	17.93%	$180		.62%		.62%		2.56%
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[5]	.03	[6]	.03	[6]	.08	[6]

94	American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Growth-Income Fund
Class 1
12/31/12	$33.27	$.66	$5.25	$5.91	$(.70)	$—	$(.70)	$38.48	17.79%	$9,782		.29%		.29%		1.79%
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[5]	.01	[6]	.01	[6]	.03	[6]

International Growth and Income Fund
Class 1
12/31/12	$13.40	$.37	$1.89	$2.26	$(.37)	$—	$(.37)	$15.29	16.84%	$203		.74%		.74%		2.50%
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[5]	.04	[6]	.04	[6]	.07	[6]

Asset Allocation Fund
Class 1
12/31/12	$16.17	$.37	$2.28	$2.65	$(.39)	$—	$(.39)	$18.43	16.44%	$7,199		.31%		.31%		2.11%
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[5]	.01	[6]	.01	[6]	.08	[6]

Global Balanced Fund
Class 1
12/31/12	$9.35	$.20	$.98	$1.18	$(.19)	$—	$(.19)	$10.34	12.58%	$ 32		.72%		.72%		2.00%
12/31/11[3,8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[9]	.69	[9]	1.99	[9]
Class 2
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[3,8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[9]	.94	[9]	1.45	[9]
Class 4
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[5]	.03	[6]	.03	[6]	.05	[6]

American Funds Insurance Series / Prospectus	95

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Bond Fund
Class 1
12/31/12	$10.99	$.25		$.36	$.61	$(.31)	$—	$(.31)	$11.29	5.58%	$3,917		.39%		.39%		2.23%
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61		(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59		(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[5]	.02	[6]	.02	[6]	.10 [6]

Global Bond Fund
Class 1
12/31/12	$11.96	$.28		$.48	$.76	$(.29)	$(.11)	$(.40)	$12.32	6.43%	$959		.56%		.56%		2.29%
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48		(.09)	.39	(.54)	— [10]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44		(.07)	.37	(.52)	— [10]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(0.28)	—	[5]	.02	[6]	.02	[6]	.11 [6]

High-Income Bond Fund
Class 1
12/31/12	$10.54	$.81		$.64	$1.45	$(.83)	$—	$(.83)	$11.16	13.90%	$894		.48%		.48%		7.25%
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	.21		.66		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	0.34	—	[5]	.02	[6]	.02	[6]	.35 [6]

Mortgage Fund
Class 1
12/31/12	$10.37	$.01		$.25	$.26	$(.06)	$(.10)	$(.16)	$10.47	2.57%	$87		.45%		.45%		.08%
12/31/11[3,8]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.42	[9]	.04 [9]
Class 2
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[3,8]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[9]	.67	[9]	(.25)[9]
Class 4
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[5]	.02	[6]	.02	[6]	.04 [6]

96	American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/12	$13.00	$.10	$.18		$.28	$(.16)	$(.37)	$(.53)	$12.75	2.22%	$1,809		.34%		.34%		.75%
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41		.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41		.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41		.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
12/31/12[3,4]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[5]	.02	[6]	.02	[6]	.05	[6]

Cash Management Fund
Class 1
12/31/12	$11.36	$(.03)	$.01		$(.02)	$—	$—	$—	$11.34	(.18)%	$66		.34%		.34%		(.22)%
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	—	[10]	(.01)	(.03)	— [10]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	—	[10]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
12/31/12	11.22	(.05)	—	[10]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	—	[10]	(.04)	(.02)	— [10]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [10]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	—	—	—	11.34	.00	—	[5]	.02	[6]	.02	[6]	(.01	)6

	Year ended December 31
Portfolio turnover rate for all classes of shares	2012	2011		2010	2009	2008
Global Growth Fund	22%	28%		28%	43%	38%
Global Small Capitalization Fund	40	44		47	55	47
Growth Fund	21	19		28	37	26
International Fund	29	24		25	46	52
New World Fund	32	22		18	25	32
Blue Chip Income and Growth Fund	36	27		22	22	24
Global Growth and Income Fund	30	25		30	47	36
Growth-Income Fund	25	22		22	24	31
International Growth and Income Fund	31	48		31	21	—	7
Asset Allocation Fund	61	43		46	41	36
Global Balanced Fund	80	34	[8]	—	—	—
Bond Fund	253	163		187	125	63
Global Bond Fund	160	101		106	86	118
High-Income Bond Fund	48	51		54	47	29
Mortgage Fund	444	480	[8]	—	—	—
U.S. Government/AAA-Rated Securities Fund	447	234		208	100	108
Cash Management Fund	—	—		—	—	—

[1]	Based on average shares outstanding.

[2]

This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.

[4]	From December 14, 2012, commencement of operations.

[5]	Amount less than $1 million.

[6]	The fund’s assets consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

[7]	From November 18, 2008, commencement of operations.

[8]	From May 2, 2011, commencement of operations.

[9]	Annualized.

[10]	Amount less than $.01.

American Funds Insurance Series / Prospectus	97

The right choice for the long term®

Other fund information

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds’ performance during their last fiscal year, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC’s website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at

333 South Hope Street, Los Angeles, California 90071.

INA1PRX-998-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The right choice for the long term®

American Funds Insurance Series®

Global Growth FundSM	Asset Allocation FundSM
Global Small Capitalization FundSM	Global Balanced FundSM
Growth FundSM	Bond FundSM
International FundSM	Corporate Bond FundSM
New World Fund®	Global Bond FundSM
Blue Chip Income and Growth FundSM	High-Income Bond FundSM
Global Growth and Income FundSM	Mortgage FundSM
Growth-Income FundSM	U.S. Government/AAA-Rated Securities FundSM
International Growth and Income FundSM	Cash Management FundSM

Prospectus

Class 2 shares

May 1, 2013

Summaries
1	Global Growth Fund
4	Global Small Capitalization Fund
8	Growth Fund
11	International Fund
14	New World Fund
18	Blue Chip Income and Growth Fund
21	Global Growth and Income Fund
24	Growth-Income Fund
27	International Growth and Income Fund
30	Asset Allocation Fund
34	Global Balanced Fund
38	Bond Fund
42	Corporate Bond Fund
45	Global Bond Fund
49	High-Income Bond Fund
52	Mortgage Fund
56	U.S. Government/AAA-Rated Securities Fund
59	Cash Management Fund
62	Investment objectives, strategies and risks

84	Management and organization
89	Purchases and redemptions of shares

90	Plans of distribution
90	Fund expenses

90	Investment results
91	Distributions and taxes

92	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.53%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.03
Total annual fund operating expenses	0.81

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$83	$259	$450	$1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Global Growth Fund	American Funds Insurance Series / Prospectus	1

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	22.11%	(quarter ended June 30, 2009)
Lowest	-20.15%	(quarter ended December 31, 2008)

2	American Funds Insurance Series / Prospectus	Global Growth Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	22.56%	1.81%	10.24%	8.76%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	8.11	5.05
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.91	-1.03	7.65	5.23

Management

Investment adviser

Capital Research and Management CompanySM

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Isabelle de Wismes	1 year	Senior Vice President – Capital World Investors
Martin Jacobs	4 years	Senior Vice President – Capital World Investors
Jonathan Knowles	Less than 1 year	Senior Vice President – Capital World Investors
Steven T. Watson	11 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Growth Fund	American Funds Insurance Series / Prospectus	3

Global Small Capitalization Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.71%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	1.00

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$102	$318	$552	$1,225

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4	American Funds Insurance Series / Prospectus	Global Small Capitalization Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Global Small Capitalization Fund	American Funds Insurance Series / Prospectus	5

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	29.12%	(quarter ended June 30, 2009)
Lowest	-31.28%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	18.18%	-2.59%	11.88%	9.02%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.06	2.33	12.07	6.94
Lipper Global Small-Cap Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.74	0.11	10.79	6.91

6	American Funds Insurance Series / Prospectus	Global Small Capitalization Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark E. Denning	15 years	Senior Vice President – Capital Research Global Investors
J. Blair Frank	10 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	Less than 1 year	Senior Vice President – Capital Research Global Investors
Harold H. La	5 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Small Capitalization Fund	American Funds Insurance Series / Prospectus	7

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.33%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.60

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$61	$192	$335	$750

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

8	American Funds Insurance Series / Prospectus	Growth Fund

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies are reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	20.94%	(quarter ended June 30, 2003)
Lowest	-26.05%	(quarter ended December 31, 2008)

Growth Fund	American Funds Insurance Series / Prospectus	9

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	17.89%	0.91%	8.76%	11.91%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.87	1.14	7.93	9.01
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	16.77	0.66	6.32	8.78

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donnalisa Parks Barnum	10 years	Senior Vice President – Capital World Investors
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Gregory D. Johnson	6 years	Senior Vice President – Capital World Investors
Michael T. Kerr	8 years	Senior Vice President – Capital World Investors
Ronald B. Morrow	10 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

10	American Funds Insurance Series / Prospectus	Growth Fund

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.50%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.79

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$81	$252	$439	$978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

International Fund	American Funds Insurance Series / Prospectus	11

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.47%	(quarter ended June 30, 2009)
Lowest	-21.89%	(quarter ended September 30, 2011)

12	American Funds Insurance Series / Prospectus	International Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	17.91%	-2.07%	9.66%	8.09%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	-2.89	9.74	5.95
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	-2.82	8.81	6.39

*	Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	7 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	4 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	6 years	Senior Vice President – Capital Research Global Investors
Christopher M. Thomsen	7 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

International Fund	American Funds Insurance Series / Prospectus	13

New World Fund

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.74%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.05
Total annual fund operating expenses	1.04

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$106	$331	$574	$1,271

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

14	American Funds Insurance Series / Prospectus	New World Fund

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

New World Fund	American Funds Insurance Series / Prospectus	15

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	23.92%	(quarter ended June 30, 2009)
Lowest	-22.30%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	17.82%	0.61%	13.69%	9.38%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	8.11	2.86
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.22	-0.92	16.52	9.65

16	American Funds Insurance Series / Prospectus	New World Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	14 years	Senior Vice President – Capital World Investors
Nicholas J. Grace	1 year	Senior Vice President – Capital World Investors
F. Galen Hoskin	7 years	Senior Vice President – Capital World Investors
Robert H. Neithart	1 year	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

New World Fund	American Funds Insurance Series / Prospectus	17

Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.41%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.68

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$69	$218	$379	$847

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

18	American Funds Insurance Series / Prospectus	Blue Chip Income and Growth Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	17.09%	(quarter ended June 30, 2009)
Lowest	-21.27%	(quarter ended December 31, 2008)

Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	19

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	13.88%	0.59%	6.62%	2.85%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	3.39
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	3.64

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
C. Ross Sappenfield Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Christopher D. Buchbinder	6 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace	6 years	Senior Vice President – Capital Research Global Investors
James Terrile	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20	American Funds Insurance Series / Prospectus	Blue Chip Income and Growth Fund

Global Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.60%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.87

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$89	$278	$482	$1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Global Growth and Income Fund	American Funds Insurance Series / Prospectus	21

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions —The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

22	American Funds Insurance Series / Prospectus	Global Growth and Income Fund

The fund’s highest/lowest quarterly results during this time period were:

Highest	19.48%	(quarter ended September 30, 2009)
Lowest	-20.43%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	Lifetime
Fund (inception date — 5/1/06)	17.56%	0.55%	3.74%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	2.13
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.91	-1.03	1.80

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Martin Romo	4 years	Senior Vice President – Capital World Investors
Andrew B. Suzman	4 years	Senior Vice President – Capital World Investors
Steven T. Watson	7 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Growth and Income Fund	American Funds Insurance Series / Prospectus	23

Growth-Income Fund

Investment objective

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.27%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.54

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$55	$173	$302	$677

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

24	American Funds Insurance Series / Prospectus	Growth-Income Fund

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.90%	(quarter ended June 30, 2003)
Lowest	-21.98%	(quarter ended December 31, 2008)

Growth-Income Fund	American Funds Insurance Series / Prospectus	25

For periods ended December 31, 2012:

Average annual total returns	1 Year	5 Years	10 Years	Lifetime*
Fund	17.48%	0.95%	6.97%	10.43%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	9.42

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	8 years	Senior Vice President – Capital Research Global Investors
Dylan Yolles Vice President	8 years	Senior Vice President – Capital International Investors
J. Blair Frank	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	19 years	Senior Vice President – Capital Research Global Investors
William L. Robbins	1 year	Senior Vice President – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

26	American Funds Insurance Series / Prospectus	Growth-Income Fund

International Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.69%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.05
Total annual fund operating expenses	0.99

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$101	$315	$547	$1,213

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

International Growth and Income Fund	American Funds Insurance Series / Prospectus	27

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

28	American Funds Insurance Series / Prospectus	International Growth and Income Fund

The fund’s highest/lowest quarterly results during this time period were:

Highest	22.56%	(quarter ended June 30, 2009)
Lowest	-17.47%	(quarter ended September 30, 2011)

For periods ended December 31, 2012:

Average annual total returns	1 year	Lifetime
Fund (inception date — 11/18/08)	16.50%	14.40%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	14.29
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	13.71

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	5 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	5 years	Senior Vice President – Capital Research Global Investors
David M. Riley	5 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

International Growth and Income Fund	American Funds Insurance Series / Prospectus	29

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.29%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.56

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$57	$179	$313	$701

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

30	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	31

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/BC Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	12.15%	(quarter ended June 30, 2003)
Lowest	-16.35%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	16.19%	2.96%	7.36%	7.87%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	8.58
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.88
60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.30	3.81	6.62	8.19

*	Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

32	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	13 years	Senior Vice President – Capital World Investors
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Jeffrey T. Lager	6 years	Senior Vice President – Capital World Investors
James R. Mulally	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Eugene P. Stein	5 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	33

Global Balanced Fund

Investment objective

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.66%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.97

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$99	$309	$536	$1,190

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus is on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

34	American Funds Insurance Series / Prospectus	Global Balanced Fund

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Global Balanced Fund	American Funds Insurance Series / Prospectus	35

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows the investment results of the Class 2 shares of the fund for its first full calendar year of operations and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Flexible Portfolio Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.99%	(quarter ended March 31, 2012)
Lowest	-1.46%	(quarter ended June 30, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year	Lifetime
Fund (Inception date — 5/2/11)	12.24%	3.29%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-0.76
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	3.21
Lipper Global Flexible Portfolio Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	12.28	0.26

36	American Funds Insurance Series / Prospectus	Global Balanced Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	2 years	Senior Vice President – Capital World Investors
Mark A. Brett	2 years	Vice President – Fixed Income, Capital Research Company
Paul Flynn	Less than 1 year	Senior Vice President – Capital World Investors
Joanna F. Jonsson	2 years	Senior Vice President – Capital World Investors
Robert H. Neithart	2 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Balanced Fund	American Funds Insurance Series / Prospectus	37

Bond Fund

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.37%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.64

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$65	$205	$357	$798

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 253% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

38	American Funds Insurance Series / Prospectus	Bond Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Bond Fund	American Funds Insurance Series / Prospectus	39

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Intermediate Investment Grade Debt Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.96%	(quarter ended June 30, 2009)
Lowest	-5.52%	(quarter ended September 30, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	5.37%	3.97%	4.99%	5.24%
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.04
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.87	5.96	5.03	5.64

*	Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

40	American Funds Insurance Series / Prospectus	Bond Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in fund	Primary title with investment adviser
David C. Barclay	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Mark H. Dalzell	8 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Hoag	6 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Thomas H. Høgh	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Bond Fund	American Funds Insurance Series / Prospectus	41

Corporate Bond Fund

Investment objective

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fees	0.46%
Distribution and/or service (12b-1) fees*	0.25
Other expenses*	0.03
Total annual fund operating expenses	0.74

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class 2	$76	$237

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

42	American Funds Insurance Series / Prospectus	Corporate Bond Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations after May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Corporate Bond Fund	American Funds Insurance Series / Prospectus	43

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Andrew F. Barth	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

David S. Lee	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

44	American Funds Insurance Series / Prospectus	Corporate Bond Fund

Global Bond Fund

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.53%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.03
Total annual fund operating expenses	0.81

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$83	$259	$450	$1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States). Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Global Bond Fund	American Funds Insurance Series / Prospectus	45

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

46	American Funds Insurance Series / Prospectus	Global Bond Fund

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	7.90%	(quarter ended September 30, 2010)
Lowest	-4.20%	(quarter ended September 30, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	Lifetime*
Fund	6.19%	5.81%	6.52%
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	5.44	6.16
Lipper Global Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.89	5.70	6.14

*	Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 2 shares were first sold on November 6, 2006. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Global Bond Fund	American Funds Insurance Series / Prospectus	47

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark H. Dalzell	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Høgh	7 years	Senior Vice President – Fixed Income, Capital Research Company
James R. Mulally	5 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

48	American Funds Insurance Series / Prospectus	Global Bond Fund

High-Income Bond Fund

Investment objective

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.46%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.73

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$75	$233	$406	$906

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

High-Income Bond Fund	American Funds Insurance Series / Prospectus	49

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.18%	(quarter ended June 30, 2009)
Lowest	-16.05%	(quarter ended December 31, 2008)

50	American Funds Insurance Series / Prospectus	High-Income Bond Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	13.70%	7.13%	8.66%	9.25%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.78	10.45	10.60	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.44	7.73	8.90	7.83

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay	20 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

High-Income Bond Fund	American Funds Insurance Series / Prospectus	51

Mortgage Fund

Investment objective

The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.42%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.03
Total annual fund operating expenses	0.70

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$72	$224	$390	$871

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 444% of the average value of its portfolio.

Principal investment strategies

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

52	American Funds Insurance Series / Prospectus	Mortgage Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Mortgage Fund	American Funds Insurance Series / Prospectus	53

Investment results

The following information shows the investment results of the Class 2 shares of the fund for its first full calendar year of operations and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Mortgage Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	0.87%	(quarter ended March 31, 2012)
Lowest	-0.11%	(quarter ended December 31, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year	Lifetime
Fund (Inception date — 5/2/11)	2.38%	4.20%
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.59	4.28
Lipper U.S. Mortgage Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	4.29	4.88
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.34	4.21

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Fergus N. MacDonald	2 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	2 years	Senior Vice President – Fixed Income, Capital Research Company

54	American Funds Insurance Series / Prospectus	Mortgage Fund

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Mortgage Fund	American Funds Insurance Series / Prospectus	55

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.33%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.01
Total annual fund operating expenses	0.59

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$60	$189	$329	$738

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 447% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current

56	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.12%	(quarter ended December 31, 2008)
Lowest	-1.73%	(quarter ended June 30, 2004)

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For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	1.91%	5.04%	4.34%	6.39%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.27	5.46	4.87	7.27
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.39	4.99	4.13	6.20
Consumer Price Index (CPI)	1.74	1.80	2.41	2.79

*	Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Kevin Adams	2 years	Vice President – Fixed Income, Capital Research Company
Thomas H. Høgh	16 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	3 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	3 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

58	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.59

Example

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$60	$189	$329	$738

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Cash Management Fund	American Funds Insurance Series / Prospectus	59

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social or economic developments in the countries or regions in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	1.23%	(quarter ended December 31, 2006)
Lowest	-0.18%	(quarter ended September 30, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years	Lifetime*
Fund	-0.45%	0.04%	1.32%	3.81%

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

60	American Funds Insurance Series / Prospectus	Cash Management Fund

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Cash Management Fund	American Funds Insurance Series / Prospectus	61

Investment objectives, strategies and risks

Global Growth Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Funds Index is an equally

62	American Funds Insurance Series / Prospectus

weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Small Capitalization Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Small capitalization issuers — Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series / Prospectus	63

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

64	American Funds Insurance Series / Prospectus

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies domiciled outside the United States. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it

American Funds Insurance Series / Prospectus	65

is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

New World Fund

The fund’s investment objective is long-term capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Developing countries — The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries

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may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Small capitalization companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect

American Funds Insurance Series / Prospectus	67

the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper

68	American Funds Insurance Series / Prospectus

Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of well-established companies located around the world, which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

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Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Debt securities — The fund may also invest in bonds and other debt securities. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

70	American Funds Insurance Series / Prospectus

holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting

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systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

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Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/BC Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Global Balanced Fund

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

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fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objectives and corresponding risks:

Investing outside the United States (including in emerging markets) — Normally, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including in securities of issuers in countries with emerging markets.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Common stocks and other equity securities — The fund maintains at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Debt securities — Normally, the fund invests at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

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Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Securities backed by the U.S. Treasury, other government securities and mortgage-backed securities — The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Flexible Portfolio Funds Index is an equally weighted index of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Bond Fund

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

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The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging and developing countries. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Mortgage-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Securities backed by the U.S. Treasury — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Corporate Bond Fund

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may also invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

Debt securities — The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Securities backed by the U.S. Treasury — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Global Bond Fund

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Debt securities — Under normal market circumstances, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

High yield bonds — The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage

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commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

High yield bonds — The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.”

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Debt securities — Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation. The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger

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amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and corresponding risks:

Mortgage-related securities — Normally, at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by NRSROs designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest a portion of its assets in debt issued by federal agencies.

Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Debt securities — Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are

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falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper U.S. Mortgage Funds Average is composed of funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

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The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

Securities backed by the U.S. government — A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Mortgage-backed securities — The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Debt securities — While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

American Funds Insurance Series / Prospectus	83

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Government/Mortgage Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Cash Management Fund

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Money market instruments — Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is

84	American Funds Insurance Series / Prospectus

a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (and, in the case of Corporate Bond Fund, the estimated total management fee to be paid for the current fiscal year), in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

Multiple Portfolio Counselor System®

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Donald D. O’Neal Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years	Senior Vice President — Capital Research Global Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Alan N. Berro President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 13 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
C. Ross Sappenfield Senior Vice President	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja Vice President	Serves as an equity portfolio counselor for: New World Fund — 14 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate
Sung Lee Vice President	Serves as an equity portfolio counselor for: International Fund — 7 years International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	85

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Dylan Yolles Vice President	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Kevin Adams	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years	Vice President — Fixed Income, Capital Research Company Investment professional for 28 years in total; 13 years with Capital Research and Management Company or affiliate
Hilda L. Applbaum	Serves as an equity/fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 18 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 20 years Bond Fund — 15 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 32 years in total; 25 years with Capital Research and Management Company or affiliate
Donnalisa Parks Barnum	Serves as an equity portfolio counselor for: Growth Fund — 10 years	Senior Vice President — Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate
L. Alfonso Barroso	Serves as an equity portfolio counselor for: International Fund — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Andrew F. Barth	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Mark A. Brett	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 34 years in total; 20 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
David A. Daigle	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 4 years High-Income Bond Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 8 years Global Bond Fund — 7 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 35 years in total; 25 years with Capital Research and Management Company or affiliate
Isabelle de Wismes	Serves as an equity portfolio counselor for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 15 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Paul Flynn	Serves as an equity portfolio counselor for: Global Balanced Fund — Less than 1 year	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate

86	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years Growth-Income Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: New World Fund — 1 year (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 19 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate
Thomas H. Høgh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 7 years U.S. Government/AAA-Rated Securities Fund —16 years Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate
F. Galen Hoskin	Serves as an equity portfolio counselor for: New World Fund — 7 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Claudia P. Huntington	Serves as an equity portfolio counselor for: Growth-Income Fund — 19 years (plus 5 years of prior experience as an investment analyst for the fund) Global Small Capitalization Fund — Less than 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 40 years in total; 38 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 7 years Growth Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 41 years, all with Capital Research and Management Company or affiliate
Martin Jacobs	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 12 years with Capital Research and Management Company or affiliate
Gregory D. Johnson	Serves as an equity portfolio counselor for: Growth Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
Joanna F. Jonsson	Serves as an equity portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Growth Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 30 years in total; 28 years with Capital Research and Management Company or affiliate
Jonathan Knowles	Serves as an equity portfolio counselor for: Global Growth Fund — Less than 1 year (plus 10 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Harold H. La	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 5 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Jeffrey T. Lager	Serves as an equity portfolio counselor for: Asset Allocation Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
David S. Lee	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 13 years in total; 10 years with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	87

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Marcus B. Linden	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus	Serves as an equity portfolio counselor for: International Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Fergus N. MacDonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund —3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 21 years in total; 10 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 45 years in total; 16 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 7 years Global Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate
Robert H. Neithart	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years New World Fund — 1 year (plus 2 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years, all with Capital Research and Management Company or affiliate
Wesley K.-S. Phoa	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund —3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
William L. Robbins	Serves as an equity portfolio counselor for: Growth-Income Fund — 1 year (plus 12 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate
Martin Romo	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years (plus 1 year of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate
Eugene P. Stein	Serves as an equity portfolio counselor for: Asset Allocation Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 42 years in total; 41 years with Capital Research and Management Company or affiliate
Kristian Stromsoe	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate

88	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
James Terrile	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate
Steven T. Watson	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate

Additional information regarding the portfolio counselors’ compensation, holdings in other accounts and ownership of securities in American Funds Insurance Series can be found in the statement of additional information.

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

American Funds Insurance Series / Prospectus	89

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Fund Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

Valuing shares

Each fund calculates its share price, also called net asset value, each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 2 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

90	American Funds Insurance Series / Prospectus

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus	91

Financial highlights

The Financial Highlights table is intended to help you understand the funds’ results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Growth Fund
Class 1
12/31/12	$19.40	$.30	$4.14	$4.44	$(.26)	$—	$(.26)	$23.58	22.89%	$1,466		.56%		.56%		1.38%
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55		.50		2.37
Class 2
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80		.75		2.12
Class 4
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[5]	.02	[6]	.02	[6]	.04	[6]

Global Small Capitalization Fund
Class 1
12/31/12	$17.28	$.09	$3.09	$3.18	$(.30)	$—	$(.30)	$20.16	18.51%	$1,019		.75%		.75%		.46%
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74		.67		1.01
Class 2
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99		.92		.70
Class 4
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[5]	.04	[6]	.04	[6]	.04	[6]

Growth Fund
Class 1
12/31/12	$52.07	$.63	$8.83	$9.46	$(.63)	$—	$(.63)	$60.90	18.19%	$7,116		.35%		.35%		1.10%
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[5]	.02	[6]	.02	[6]	.05	[6]

92	American Funds Insurance Series / Prospectus

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

International Fund
Class 1
12/31/12	$15.21	$.30	$2.47	$2.77	$(.30)	$—	$(.30)	$17.68	18.21%	$3,618		.54%		.54%		1.81%
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	0.98	—	[5]	.02	[6]	.02	[6]	.05	[6]

New World Fund
Class 1
12/31/12	$19.65	$.33	$3.23	$3.56	$(.28)	$—	$(.28)	$22.93	18.13%	$1,140		.79%		.79%		1.54%
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[5]	.04	[6]	.04	[6]	.04	[6]

Blue Chip Income and Growth Fund
Class 1
12/31/12	$9.00	$.24	$1.04	$1.28	$(.23)	$—	$(.23)	$10.05	14.18%	$1,357		.43%		.43%		2.41%
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Growth and Income Fund
Class 1
12/31/12	$9.20	$.25	$1.39	$1.64	$(.28)	$—	$(.28)	$10.56	17.93%	$180		.62%		.62%		2.56%
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[5]	.03	[6]	.03	[6]	.08	[6]

American Funds Insurance Series / Prospectus	93

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Growth-Income Fund
Class 1
12/31/12	$33.27	$.66	$5.25	$5.91	$(.70)	$—	$(.70)	$38.48	17.79%	$9,782		.29%		.29%		1.79%
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[5]	.01	[6]	.01	[6]	.03	[6]

International Growth and Income Fund
Class 1
12/31/12	$13.40	$.37	$1.89	$2.26	$(.37)	$—	$(.37)	$15.29	16.84%	$203		.74%		.74%		2.50%
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[5]	.04	[6]	.04	[6]	.07	[6]

Asset Allocation Fund
Class 1
12/31/12	$16.17	$.37	$2.28	$2.65	$(.39)	$—	$(.39)	$18.43	16.44%	$7,199		.31%		.31%		2.11%
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[5]	.01	[6]	.01	[6]	.08	[6]

Global Balanced Fund
Class 1
12/31/12	$9.35	$.20	$.98	$1.18	$(.19)	$—	$(.19)	$10.34	12.58%	$ 32		.72%		.72%		2.00%
12/31/11[3,8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[9]	.69	[9]	1.99	[9]
Class 2
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[3,8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[9]	.94	[9]	1.45	[9]
Class 4
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[5]	.03	[6]	.03	[6]	.05	[6]

94	American Funds Insurance Series / Prospectus

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Bond Fund
Class 1
12/31/12	$10.99	$.25		$.36	$.61	$(.31)	$—	$(.31)	$11.29	5.58%	$3,917		.39%		.39%		2.23%
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61		(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59		(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[5]	.02	[6]	.02	[6]	.10 [6]

Global Bond Fund
Class 1
12/31/12	$11.96	$.28		$.48	$.76	$(.29)	$(.11)	$(.40)	$12.32	6.43%	$959		.56%		.56%		2.29%
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48		(.09)	.39	(.54)	— [10]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44		(.07)	.37	(.52)	— [10]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(0.28)	—	[5]	.02	[6]	.02	[6]	.11 [6]

High-Income Bond Fund
Class 1
12/31/12	$10.54	$.81		$.64	$1.45	$(.83)	$—	$(.83)	$11.16	13.90%	$894		.48%		.48%		7.25%
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	.21		.66		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	0.34	—	[5]	.02	[6]	.02	[6]	.35 [6]

Mortgage Fund
Class 1
12/31/12	$10.37	$.01		$.25	$.26	$(.06)	$(.10)	$(.16)	$10.47	2.57%	$87		.45%		.45%		.08%
12/31/11[3,8]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.42	[9]	.04 [9]
Class 2
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[3,8]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[9]	.67	[9]	(.25)[9]
Class 4
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[5]	.02	[6]	.02	[6]	.04 [6]

American Funds Insurance Series / Prospectus	95

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/12	$13.00	$.10	$.18		$.28	$(.16)	$(.37)	$(.53)	$12.75	2.22%	$1,809		.34%		.34%		.75%
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41		.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41		.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41		.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
12/31/12[3,4]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[5]	.02	[6]	.02	[6]	.05 [6]

Cash Management Fund
Class 1
12/31/12	$11.36	$(.03)	$.01		$(.02)	$—	$—	$—	$11.34	(.18)%	$66		.34%		.34%		(.22)%
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	—	[10]	(.01)	(.03)	— [10]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	—	[10]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
12/31/12	11.22	(.05)	—	[10]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	—	[10]	(.04)	(.02)	— [10]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [10]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	—	—	—	11.34	.00	—	[5]	.02	[6]	.02	[6]	(.01)[6]

	Year ended December 31
Portfolio turnover rate for all classes of shares	2012	2011		2010	2009	2008
Global Growth Fund	22%	28%		28%	43%	38%
Global Small Capitalization Fund	40	44		47	55	47
Growth Fund	21	19		28	37	26
International Fund	29	24		25	46	52
New World Fund	32	22		18	25	32
Blue Chip Income and Growth Fund	36	27		22	22	24
Global Growth and Income Fund	30	25		30	47	36
Growth-Income Fund	25	22		22	24	31
International Growth and Income Fund	31	48		31	21	—	[7]
Asset Allocation Fund	61	43		46	41	36
Global Balanced Fund	80	34	[8]	—	—	—
Bond Fund	253	163		187	125	63
Global Bond Fund	160	101		106	86	118
High-Income Bond Fund	48	51		54	47	29
Mortgage Fund	444	480	[8]	—	—	—
U.S. Government/AAA-Rated Securities Fund	447	234		208	100	108
Cash Management Fund	—	—		—	—	—

[1]	Based on average shares outstanding.

[2]

This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.

[4]	From December 14, 2012, commencement of operations.

[5]	Amount less than $1 million.

[6]	The fund’s assets consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

[7]	From November 18, 2008, commencement of operations.

[8]	From May 2, 2011, commencement of operations.

[9]	Annualized.

[10]	Amount less than $.01.

96	American Funds Insurance Series / Prospectus

The right choice for the long term®

Other fund information

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds’ performance during their last fiscal year, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC’s website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA2PRX-998-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The right choice for the long term®

American Funds Insurance Series®

Growth FundSM
International FundSM
Growth-Income FundSM
Asset Allocation FundSM
High-Income Bond FundSM
U.S. Government/AAA-Rated Securities FundSM
Cash Management FundSM

Prospectus

Class 3 shares

May 1, 2013

Summaries
1	Growth Fund
4	International Fund
7	Growth-Income Fund
10	Asset Allocation Fund
14	High-Income Bond Fund
17	U.S. Government/AAA-Rated Securities Fund
21	Cash Management Fund
24	Investment objectives, strategies and risks

31	Management and organization
36	Purchases and redemptions of shares

37	Plans of distribution
37	Fund expenses

37	Investment results
38	Distributions and taxes

39	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.33%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.53

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$54	$170	$296	$665

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Growth Fund	American Funds Insurance Series / Prospectus	1

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	20.95%	(quarter ended June 30, 2003)
Lowest	-26.04%	(quarter ended December 31, 2008)

2	American Funds Insurance Series / Prospectus	Growth Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	17.97%	0.98%	8.84%	12.01%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.87	1.14	7.93	9.01
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	16.77	0.66	6.32	8.78

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management CompanySM

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donnalisa Parks Barnum	10 years	Senior Vice President – Capital World Investors
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Gregory D. Johnson	6 years	Senior Vice President – Capital World Investors
Michael T. Kerr	8 years	Senior Vice President – Capital World Investors
Ronald B. Morrow	10 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Growth Fund	American Funds Insurance Series / Prospectus	3

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.50%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.72

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$74	$230	$401	$894

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

4	American Funds Insurance Series / Prospectus	International Fund

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

International Fund	American Funds Insurance Series / Prospectus	5

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.48%	(quarter ended June 30, 2009)
Lowest	-21.85%	(quarter ended September 30, 2011)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	17.97%	-2.00%	9.74%	8.18%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	-2.89	9.74	5.95
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	-2.82	8.81	6.39

*	Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	7 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	4 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	6 years	Senior Vice President – Capital Research Global Investors
Christopher M. Thomsen	7 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6	American Funds Insurance Series / Prospectus	International Fund

Growth-Income Fund

Investment objective

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.27%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.47

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$48	$151	$263	$591

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Growth-Income Fund	American Funds Insurance Series / Prospectus	7

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.91%	(quarter ended June 30, 2003)
Lowest	-21.96%	(quarter ended December 31, 2008)

8	American Funds Insurance Series / Prospectus	Growth-Income Fund

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	17.59%	1.02%	7.05%	10.54%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	9.42

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	8 years	Senior Vice President – Capital Research Global Investors
Dylan Yolles Vice President	8 years	Senior Vice President – Capital International Investors
J. Blair Frank	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	19 years	Senior Vice President – Capital Research Global Investors
William L. Robbins	1 year	Senior Vice President – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Growth-Income Fund	American Funds Insurance Series / Prospectus	9

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.29%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.49

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$50	$157	$274	$616

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

10	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	11

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/BC Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	12.19%	(quarter ended June 30, 2003)
Lowest	-16.31%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	16.28%	3.04%	7.44%	7.96%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	8.58
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.88
60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.30	3.81	6.62	8.19

*	Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

12	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	13 years	Senior Vice President – Capital World Investors
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Jeffrey T. Lager	6 years	Senior Vice President – Capital World Investors
James R. Mulally	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Eugene P. Stein	5 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	13

High-Income Bond Fund

Investment objective

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.46%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.66

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$67	$211	$368	$822

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities.

14	American Funds Insurance Series / Prospectus	High-Income Bond Fund

The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.16%	(quarter ended June 30, 2009)
Lowest	-16.05%	(quarter ended December 31, 2008)

High-Income Bond Fund	American Funds Insurance Series / Prospectus	15

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	13.67%	7.20%	8.72%	9.40%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.78	10.45	10.60	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.44	7.73	8.90	7.83

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay	20 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16	American Funds Insurance Series / Prospectus	High-Income Bond Fund

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.33%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.01
Total annual fund operating expenses	0.52

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$53	$167	$291	$653

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 447% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

U.S. Government/AAA-Rated Securities Fund	American Funds Insurance Series / Prospectus	17

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

18	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.17%	(quarter ended December 31, 2008)
Lowest	-1.77%	(quarter ended June 30, 2004)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	2.02%	5.10%	4.41%	6.50%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.27	5.46	4.87	7.27
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.39	4.99	4.13	6.20
Consumer Price Index (CPI)	1.74	1.80	2.41	2.79

*	Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

U.S. Government/AAA-Rated Securities Fund	American Funds Insurance Series / Prospectus	19

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Kevin Adams	2 years	Vice President – Fixed Income, Capital Research Company
Thomas H. Høgh	16 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	3 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	3 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.52

Example

This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$53	$167	$291	$653

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Cash Management Fund	American Funds Insurance Series / Prospectus	21

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social or economic developments in the countries or regions in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	1.24%	(quarter ended June 30, 2007)
Lowest	-0.18%	(quarter ended September 30, 2011)

For periods ended December 31, 2012:

Average annual total returns	1 year	5 years	10 years*	Lifetime*
Fund	-0.35%	0.12%	1.39%	3.92%

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plans of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

22	American Funds Insurance Series / Prospectus	Cash Management Fund

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Cash Management Fund	American Funds Insurance Series / Prospectus	23

Investment objectives, strategies and risks

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

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Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies domiciled outside the United States. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

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Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Debt securities — The fund may also invest in bonds and other debt securities. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or

26	American Funds Insurance Series / Prospectus

distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

American Funds Insurance Series / Prospectus	27

These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/BC Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

High yield bonds — The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.”

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Debt securities — Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

28	American Funds Insurance Series / Prospectus

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation. The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

American Funds Insurance Series / Prospectus	29

Securities backed by the U.S. government — A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Mortgage-backed securities — The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Debt securities — While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Government/Mortgage Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

30	American Funds Insurance Series / Prospectus

Cash Management Fund

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Money market instruments — Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (and, in the case of Corporate Bond Fund, the estimated total management fee to be paid for the current fiscal year), in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage

American Funds Insurance Series / Prospectus	31

it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

Multiple Portfolio Counselor System®

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Donald D. O’Neal Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years	Senior Vice President — Capital Research Global Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Alan N. Berro President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 13 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
C. Ross Sappenfield Senior Vice President	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja Vice President	Serves as an equity portfolio counselor for: New World Fund — 14 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate
Sung Lee Vice President	Serves as an equity portfolio counselor for: International Fund — 7 years International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Dylan Yolles Vice President	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Kevin Adams	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years	Vice President — Fixed Income, Capital Research Company Investment professional for 28 years in total; 13 years with Capital Research and Management Company or affiliate
Hilda L. Applbaum	Serves as an equity/fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 18 years with Capital Research and Management Company or affiliate

32	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 20 years Bond Fund — 15 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 32 years in total; 25 years with Capital Research and Management Company or affiliate
Donnalisa Parks Barnum	Serves as an equity portfolio counselor for: Growth Fund — 10 years	Senior Vice President — Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate
L. Alfonso Barroso	Serves as an equity portfolio counselor for: International Fund — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Andrew F. Barth	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Mark A. Brett	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 34 years in total; 20 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
David A. Daigle	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 4 years High-Income Bond Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 8 years Global Bond Fund — 7 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 35 years in total; 25 years with Capital Research and Management Company or affiliate
Isabelle de Wismes	Serves as an equity portfolio counselor for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 15 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Paul Flynn	Serves as an equity portfolio counselor for: Global Balanced Fund — Less than 1 year	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years Growth-Income Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: New World Fund — 1 year (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 19 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	33

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Thomas H. Høgh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 7 years U.S. Government/AAA-Rated Securities Fund —16 years Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate
F. Galen Hoskin	Serves as an equity portfolio counselor for: New World Fund — 7 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Claudia P. Huntington	Serves as an equity portfolio counselor for: Growth-Income Fund — 19 years (plus 5 years of prior experience as an investment analyst for the fund) Global Small Capitalization Fund — Less than 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 40 years in total; 38 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 7 years Growth Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 41 years, all with Capital Research and Management Company or affiliate
Martin Jacobs	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 12 years with Capital Research and Management Company or affiliate
Gregory D. Johnson	Serves as an equity portfolio counselor for: Growth Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
Joanna F. Jonsson	Serves as an equity portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Growth Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 30 years in total; 28 years with Capital Research and Management Company or affiliate
Jonathan Knowles	Serves as an equity portfolio counselor for: Global Growth Fund — Less than 1 year (plus 10 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Harold H. La	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 5 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Jeffrey T. Lager	Serves as an equity portfolio counselor for: Asset Allocation Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
David S. Lee	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 13 years in total; 10 years with Capital Research and Management Company or affiliate
Marcus B. Linden	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate

34	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Jesper Lyckeus	Serves as an equity portfolio counselor for: International Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Fergus N. MacDonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund —3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 21 years in total; 10 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 45 years in total; 16 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 7 years Global Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate
Robert H. Neithart	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years New World Fund — 1 year (plus 2 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years, all with Capital Research and Management Company or affiliate
Wesley K.-S. Phoa	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund —3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
William L. Robbins	Serves as an equity portfolio counselor for: Growth-Income Fund — 1 year (plus 12 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate
Martin Romo	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years (plus 1 year of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate
Eugene P. Stein	Serves as an equity portfolio counselor for: Asset Allocation Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 42 years in total; 41 years with Capital Research and Management Company or affiliate
Kristian Stromsoe	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
James Terrile	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	35

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Steven T. Watson	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate

Additional information regarding the portfolio counselors’ compensation, holdings in other accounts and ownership of securities in American Funds Insurance Series can be found in the statement of additional information.

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

36	American Funds Insurance Series / Prospectus

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Fund Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

Valuing shares

Each fund calculates its share price, also called net asset value, each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 3 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .18% for Class 3 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 3 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

American Funds Insurance Series / Prospectus	37

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

38	American Funds Insurance Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the funds’ results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Growth Fund
Class 1
12/31/12	$19.40	$.30	$4.14	$4.44	$(.26)	$—	$(.26)	$23.58	22.89%	$1,466		.56%		.56%		1.38%
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55		.50		2.37
Class 2
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80		.75		2.12
Class 4
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[5]	.02	[6]	.02	[6]	.04	[6]

Global Small Capitalization Fund
Class 1
12/31/12	$17.28	$.09	$3.09	$3.18	$(.30)	$—	$(.30)	$20.16	18.51%	$1,019		.75%		.75%		.46%
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74		.67		1.01
Class 2
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99		.92		.70
Class 4
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[5]	.04	[6]	.04	[6]	.04	[6]

Growth Fund
Class 1
12/31/12	$52.07	$.63	$8.83	$9.46	$(.63)	$—	$(.63)	$60.90	18.19%	$7,116		.35%		.35%		1.10%
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[5]	.02	[6]	.02	[6]	.05	[6]

American Funds Insurance Series / Prospectus	39

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

International Fund
Class 1
12/31/12	$15.21	$.30	$2.47	$2.77	$(.30)	$—	$(.30)	$17.68	18.21%	$3,618		.54%		.54%		1.81%
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	0.98	—	[5]	.02	[6]	.02	[6]	.05	[6]

New World Fund
Class 1
12/31/12	$19.65	$.33	$3.23	$3.56	$(.28)	$—	$(.28)	$22.93	18.13%	$1,140		.79%		.79%		1.54%
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[5]	.04	[6]	.04	[6]	.04	[6]

Blue Chip Income and Growth Fund
Class 1
12/31/12	$9.00	$.24	$1.04	$1.28	$(.23)	$—	$(.23)	$10.05	14.18%	$1,357		.43%		.43%		2.41%
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Growth and Income Fund
Class 1
12/31/12	$9.20	$.25	$1.39	$1.64	$(.28)	$—	$(.28)	$10.56	17.93%	$180		.62%		.62%		2.56%
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[5]	.03	[6]	.03	[6]	.08	[6]

40	American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Growth-Income Fund
Class 1
12/31/12	$33.27	$.66	$5.25	$5.91	$(.70)	$—	$(.70)	$38.48	17.79%	$9,782		.29%		.29%		1.79%
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[5]	.01	[6]	.01	[6]	.03	[6]

International Growth and Income Fund
Class 1
12/31/12	$13.40	$.37	$1.89	$2.26	$(.37)	$—	$(.37)	$15.29	16.84%	$203		.74%		.74%		2.50%
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[5]	.04	[6]	.04	[6]	.07	[6]

Asset Allocation Fund
Class 1
12/31/12	$16.17	$.37	$2.28	$2.65	$(.39)	$—	$(.39)	$18.43	16.44%	$7,199		.31%		.31%		2.11%
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[5]	.01	[6]	.01	[6]	.08	[6]

Global Balanced Fund
Class 1
12/31/12	$9.35	$.20	$.98	$1.18	$(.19)	$—	$(.19)	$10.34	12.58%	$ 32		.72%		.72%		2.00%
12/31/11[3,8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[9]	.69	[9]	1.99	[9]
Class 2
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[3,8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[9]	.94	[9]	1.45	[9]
Class 4
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[5]	.03	[6]	.03	[6]	.05	[6]

American Funds Insurance Series / Prospectus	41

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Bond Fund
Class 1
12/31/12	$10.99	$.25		$.36	$.61	$(.31)	$—	$(.31)	$11.29	5.58%	$3,917		.39%		.39%		2.23%
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61		(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59		(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[5]	.02	[6]	.02	[6]	.10 [6]

Global Bond Fund
Class 1
12/31/12	$11.96	$.28		$.48	$.76	$(.29)	$(.11)	$(.40)	$12.32	6.43%	$959		.56%		.56%		2.29%
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48		(.09)	.39	(.54)	— [10]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44		(.07)	.37	(.52)	— [10]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(0.28)	—	[5]	.02	[6]	.02	[6]	.11 [6]

High-Income Bond Fund
Class 1
12/31/12	$10.54	$.81		$.64	$1.45	$(.83)	$—	$(.83)	$11.16	13.90%	$894		.48%		.48%		7.25%
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	.21		.66		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	0.34	—	[5]	.02	[6]	.02	[6]	.35 [6]

Mortgage Fund
Class 1
12/31/12	$10.37	$.01		$.25	$.26	$(.06)	$(.10)	$(.16)	$10.47	2.57%	$87		.45%		.45%		.08%
12/31/11[3,8]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.42	[9]	.04 [9]
Class 2
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[3,8]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[9]	.67	[9]	(.25)[9]
Class 4
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[5]	.02	[6]	.02	[6]	.04 [6]

42	American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/12	$13.00	$.10	$.18		$.28	$(.16)	$(.37)	$(.53)	$12.75	2.22%	$1,809		.34%		.34%		.75%
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41		.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41		.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41		.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
12/31/12[3,4]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[5]	.02	[6]	.02	[6]	.05 [6]

Cash Management Fund
Class 1
12/31/12	$11.36	$(.03)	$.01		$(.02)	$—	$—	$—	$11.34	(.18)%	$66		.34%		.34%		(.22)%
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	—	[10]	(.01)	(.03)	— [10]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	—	[10]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
12/31/12	11.22	(.05)	—	[10]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	—	[10]	(.04)	(.02)	— [10]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [10]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	—	—	—	11.34	.00	—	[5]	.02	[6]	.02	[6]	(.01)[6]

	Year ended December 31
Portfolio turnover rate for all classes of shares	2012	2011		2010	2009	2008
Global Growth Fund	22%	28%		28%	43%	38%
Global Small Capitalization Fund	40	44		47	55	47
Growth Fund	21	19		28	37	26
International Fund	29	24		25	46	52
New World Fund	32	22		18	25	32
Blue Chip Income and Growth Fund	36	27		22	22	24
Global Growth and Income Fund	30	25		30	47	36
Growth-Income Fund	25	22		22	24	31
International Growth and Income Fund	31	48		31	21	—	[7]
Asset Allocation Fund	61	43		46	41	36
Global Balanced Fund	80	34	[8]	—	—	—
Bond Fund	253	163		187	125	63
Global Bond Fund	160	101		106	86	118
High-Income Bond Fund	48	51		54	47	29
Mortgage Fund	444	480	[8]	—	—	—
U.S. Government/AAA-Rated Securities Fund	447	234		208	100	108
Cash Management Fund	—	—		—	—	—

[1]	Based on average shares outstanding.

[2]

This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.

[4]	From December 14, 2012, commencement of operations.

[5]	Amount less than $1 million.

[6]	The fund’s assets consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

[7]	From November 18, 2008, commencement of operations.

[8]	From May 2, 2011, commencement of operations.

[9]	Annualized.

[10]	Amount less than $.01.

American Funds Insurance Series / Prospectus	43

The right choice for the long term®

Other fund information

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds’ performance during their last fiscal year, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC’s website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA3PRX-998-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The right choice for the long term®

American Funds Insurance Series®

Global Growth FundSM	Asset Allocation FundSM
Global Small Capitalization FundSM	Global Balanced FundSM
Growth FundSM	Bond FundSM
International FundSM	Corporate Bond FundSM
New World Fund®	Global Bond FundSM
Blue Chip Income and Growth FundSM	High-Income Bond FundSM
Global Growth and Income FundSM	Mortgage FundSM
Growth-Income FundSM	U.S. Government/AAA-Rated Securities FundSM
International Growth and Income FundSM	Cash Management FundSM

Prospectus

Class 4 shares

May 1, 2013

Summaries
1	Global Growth Fund
4	Global Small Capitalization Fund
7	Growth Fund
10	International Fund
13	New World Fund
17	Blue Chip Income and Growth Fund
20	Global Growth and Income Fund
23	Growth-Income Fund
26	International Growth and Income Fund
29	Asset Allocation Fund
33	Global Balanced Fund
37	Bond Fund
41	Corporate Bond Fund
44	Global Bond Fund
48	High-Income Bond Fund
51	Mortgage Fund
55	U.S. Government/AAA-Rated Securities Fund
59	Cash Management Fund
62	Investment objectives, strategies and risks

84	Management and organization
89	Purchases and redemptions of shares

90	Plans of distribution
90	Fund expenses

91	Investment results
91	Distributions and taxes

92	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.53%
Distribution fees*	0.25
Other expenses*	0.28
Total annual fund operating expenses	1.06

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$108	$337	$585	$1,294

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Global Growth Fund	American Funds Insurance Series / Prospectus	1

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	22.11%	(quarter ended June 30, 2009)
Lowest	-20.14%	(quarter ended December 31, 2008)

2	American Funds Insurance Series / Prospectus	Global Growth Fund

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	22.31%	1.56%	9.97%	8.48%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	8.11	5.05
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.91	-1.03	7.65	5.23

*	Lifetime results are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management CompanySM

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Isabelle de Wismes	1 year	Senior Vice President – Capital World Investors
Martin Jacobs	4 years	Senior Vice President – Capital World Investors
Jonathan Knowles	Less than 1 year	Senior Vice President – Capital World Investors
Steven T. Watson	11 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Growth Fund	American Funds Insurance Series / Prospectus	3

Global Small Capitalization Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.71%
Distribution fees*	0.25
Other expenses*	0.29
Total annual fund operating expenses	1.25

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$127	$397	$686	$1,511

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

4	American Funds Insurance Series / Prospectus	Global Small Capitalization Fund

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	29.11%	(quarter ended June 30, 2009)
Lowest	-31.29%	(quarter ended December 31, 2008)

Global Small Capitalization Fund	American Funds Insurance Series / Prospectus	5

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	17.94%	-2.82%	11.60%	8.74%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.06	2.33	12.07	6.94
Lipper Global Small-Cap Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.74	0.11	10.79	6.91

*	Lifetime results are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark E. Denning	15 years	Senior Vice President – Capital Research Global Investors
J. Blair Frank	10 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	Less than 1 year	Senior Vice President – Capital Research Global Investors
Harold H. La	5 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6	American Funds Insurance Series / Prospectus	Global Small Capitalization Fund

Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.33%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.85

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$87	$271	$471	$1,049

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Growth Fund	American Funds Insurance Series / Prospectus	7

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	20.86%	(quarter ended June 30, 2003)
Lowest	-26.11%	(quarter ended December 31, 2008)

8	American Funds Insurance Series / Prospectus	Growth Fund

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	17.63%	0.66%	8.49%	11.65%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.87	1.14	7.93	9.01
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	16.77	0.66	6.32	8.78

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donnalisa Parks Barnum	10 years	Senior Vice President – Capital World Investors
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Gregory D. Johnson	6 years	Senior Vice President – Capital World Investors
Michael T. Kerr	8 years	Senior Vice President – Capital World Investors
Ronald B. Morrow	10 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Growth Fund	American Funds Insurance Series / Prospectus	9

International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.50%
Distribution fees*	0.25
Other expenses*	0.29
Total annual fund operating expenses	1.04

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$106	$331	$574	$1,271

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

10	American Funds Insurance Series / Prospectus	International Fund

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.36%	(quarter ended June 30, 2009)
Lowest	-21.90%	(quarter ended September 30, 2011)

International Fund	American Funds Insurance Series / Prospectus	11

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	17.65%	-2.31%	9.39%	7.83%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	-2.89	9.74	5.95
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	-2.82	8.81	6.39

*	Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	7 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	4 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	6 years	Senior Vice President – Capital Research Global Investors
Christopher M. Thomsen	7 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12	American Funds Insurance Series / Prospectus	International Fund

New World Fund

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.74%
Distribution fees*	0.25
Other expenses*	0.30
Total annual fund operating expenses	1.29

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$131	$409	$708	$1,556

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

New World Fund	American Funds Insurance Series / Prospectus	13

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

14	American Funds Insurance Series / Prospectus	New World Fund

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	23.85%	(quarter ended June 30, 2009)
Lowest	-22.32%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	17.58%	0.36%	13.41%	9.11%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	8.11	2.86
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.22	-0.92	16.52	9.65

*	Lifetime results are from June 17, 1999, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

New World Fund	American Funds Insurance Series / Prospectus	15

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	14 years	Senior Vice President – Capital World Investors
Nicholas J. Grace	1 year	Senior Vice President – Capital World Investors
F. Galen Hoskin	7 years	Senior Vice President – Capital World Investors
Robert H. Neithart	1 year	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16	American Funds Insurance Series / Prospectus	New World Fund

Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.41%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.93

*	Based on estimated amounts for the current fiscal year.

Example

The example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$95	$296	$515	$1,143

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	17

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	17.03%	(quarter ended June 30, 2003)
Lowest	-21.29%	(quarter ended December 31, 2008)

18	American Funds Insurance Series / Prospectus	Blue Chip Income and Growth Fund

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	13.64%	0.35%	6.37%	2.61%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	3.39
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	3.64

*	Lifetime results are from July 5, 2001, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
C. Ross Sappenfield Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Christopher D. Buchbinder	6 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace	6 years	Senior Vice President – Capital Research Global Investors
James Terrile	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	19

Global Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.60%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	1.12

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$114	$356	$617	$1,363

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

20	American Funds Insurance Series / Prospectus	Global Growth and Income Fund

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions —The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Global Growth and Income Fund	American Funds Insurance Series / Prospectus	21

The fund’s highest/lowest quarterly results during this time period were:

Highest	19.28%	(quarter ended September 30, 2009)
Lowest	-20.47%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	Lifetime*
Fund	17.27%	0.27%	3.47%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-1.16	2.13
Lipper Global Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.91	-1.03	1.80

*	Lifetime results are from May 1, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Martin Romo	4 years	Senior Vice President – Capital World Investors
Andrew B. Suzman	4 years	Senior Vice President – Capital World Investors
Steven T. Watson	7 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

22	American Funds Insurance Series / Prospectus	Global Growth and Income Fund

Growth-Income Fund

Investment objective

The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.27%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.79

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$81	$252	$439	$978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Growth-Income Fund	American Funds Insurance Series / Prospectus	23

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	16.82%	(quarter ended June 30, 2003)
Lowest	-22.01%	(quarter ended December 31, 2008)

24	American Funds Insurance Series / Prospectus	Growth-Income Fund

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	17.21%	0.70%	6.71%	10.19%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	10.65
Lipper Growth & Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.98	0.96	6.74	9.42

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	8 years	Senior Vice President – Capital Research Global Investors
Dylan Yolles Vice President	8 years	Senior Vice President – Capital International Investors
J. Blair Frank	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	19 years	Senior Vice President – Capital Research Global Investors
William L. Robbins	1 year	Senior Vice President – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Growth-Income Fund	American Funds Insurance Series / Prospectus	25

International Growth and Income Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.69%
Distribution fees*	0.25
Other expenses*	0.30
Total annual fund operating expenses	1.24

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$126	$393	$681	$1,500

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

26	American Funds Insurance Series / Prospectus	International Growth and Income Fund

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

International Growth and Income Fund	American Funds Insurance Series / Prospectus	27

The fund’s highest/lowest quarterly results during this time period were:

Highest	22.48%	(quarter ended June 30, 2009)
Lowest	-17.57%	(quarter ended September 30, 2011)

For periods ended December 31, 2012:

Average annual total returns	1 year*	Lifetime*
Fund	16.28%	14.13%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.83	14.29
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	13.71

*	Lifetime results are from November 18, 2008, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Sung Lee Vice President	5 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	5 years	Senior Vice President – Capital Research Global Investors
David M. Riley	5 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

28	American Funds Insurance Series / Prospectus	International Growth and Income Fund

Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.29%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.81

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$83	$259	$450	$1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal investment strategies

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	29

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

30	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/BC Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	12.10%	(quarter ended June 30, 2003)
Lowest	-16.40%	(quarter ended December 31, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	15.89%	2.71%	7.10%	7.62%
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99	1.66	7.10	8.58
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.88
60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.30	3.81	6.62	8.19

*	Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Asset Allocation Fund	American Funds Insurance Series / Prospectus	31

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	13 years	Senior Vice President – Capital World Investors
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Jeffrey T. Lager	6 years	Senior Vice President – Capital World Investors
James R. Mulally	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Eugene P. Stein	5 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

32	American Funds Insurance Series / Prospectus	Asset Allocation Fund

Global Balanced Fund

Investment objective

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.66%
Distribution fees*	0.25
Other expenses*	0.31
Total annual fund operating expenses	1.22

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$124	$387	$670	$1,477

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus is on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

Global Balanced Fund	American Funds Insurance Series / Prospectus	33

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

34	American Funds Insurance Series / Prospectus	Global Balanced Fund

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows the investment results of the Class 4 shares of the fund for its first full calendar year of operations and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Flexible Portfolio Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.96%	(quarter ended March 31, 2012)
Lowest	-1.48%	(quarter ended June 30, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year*	Lifetime*
Fund	11.95%	2.98%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.13	-0.76
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	3.21
Lipper Global Flexible Portfolio Funds Index (reflects no deduction for sales charges, account fees, or U.S. federal income taxes)	12.28	0.26

*	Lifetime results are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Global Balanced Fund	American Funds Insurance Series / Prospectus	35

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	2 years	Senior Vice President – Capital World Investors
Mark A. Brett	2 years	Vice President – Fixed Income, Capital Research Company
Paul Flynn	Less than 1 year	Senior Vice President – Capital World Investors
Joanna F. Jonsson	2 years	Senior Vice President – Capital World Investors
Robert H. Neithart	2 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

36	American Funds Insurance Series / Prospectus	Global Balanced Fund

Bond Fund

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.37%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.89

*	Based on estimated amounts for the current fiscal year.

Example

The example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$91	$284	$493	$1,096

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 253% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser, or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Bond Fund	American Funds Insurance Series / Prospectus	37

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

38	American Funds Insurance Series / Prospectus	Bond Fund

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Intermediate Investment Grade Debt Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.92%	(quarter ended June 30, 2009)
Lowest	-5.59%	(quarter ended September 30, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	5.09%	3.70%	4.73%	4.97%
Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.21	5.95	5.18	6.04
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.87	5.96	5.03	5.64

*	Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bond Fund	American Funds Insurance Series / Prospectus	39

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in fund	Primary title with investment adviser
David C. Barclay	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Mark H. Dalzell	8 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Hoag	6 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Thomas H. Høgh	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

40	American Funds Insurance Series / Prospectus	Bond Fund

Corporate Bond Fund

Investment objective

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	0.46%
Distribution fees*	0.25
Other expenses*	0.28
Total annual fund operating expenses	0.99

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class 4	$101	$315

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund seeks to provide, over the long term, a high level of total return largely comprised of current income by investing primarily in investment-grade corporate debt securities. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Corporate Bond Fund	American Funds Insurance Series / Prospectus	41

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations after May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

42	American Funds Insurance Series / Prospectus	Corporate Bond Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Andrew F. Barth	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
David S. Lee	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Corporate Bond Fund	American Funds Insurance Series / Prospectus	43

Global Bond Fund

Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.53%
Distribution fees*	0.25
Other expenses*	0.28
Total annual fund operating expenses	1.06

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$108	$337	$585	$1,294

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States); however, as a general matter, the fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States. Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser, or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

44	American Funds Insurance Series / Prospectus	Global Bond Fund

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Global Bond Fund	American Funds Insurance Series / Prospectus	45

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	7.82%	(quarter ended September 30, 2010)
Lowest	-4.31%	(quarter ended September 30, 2008)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	Lifetime*
Fund	5.85%	5.51%	6.25%
Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	5.44	6.16
Lipper Global Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.89	5.70	6.14

*	Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and ..25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

46	American Funds Insurance Series / Prospectus	Global Bond Fund

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark H. Dalzell	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Høgh	7 years	Senior Vice President – Fixed Income, Capital Research Company
James R. Mulally	5 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Global Bond Fund	American Funds Insurance Series / Prospectus	47

High-Income Bond Fund

Investment objective

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.46%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.98

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$100	$312	$542	$1,201

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

48	American Funds Insurance Series / Prospectus	High-Income Bond Fund

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	15.92%	(quarter ended June 30, 2009)
Lowest	-16.17%	(quarter ended December 31, 2008)

High-Income Bond Fund	American Funds Insurance Series / Prospectus	49

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	13.37%	6.86%	8.38%	9.05%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.78	10.45	10.60	N/A
Lipper High Yield Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	15.44	7.73	8.90	7.83

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay	20 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden	6 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

50	American Funds Insurance Series / Prospectus	High-Income Bond Fund

Mortgage Fund

Investment objective

The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.42%
Distribution fees*	0.25
Other expenses*	0.28
Total annual fund operating expenses	0.95

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$97	$303	$525	$1,166

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 444% of the average value of its portfolio.

Principal investment strategies

Normally, at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Mortgage Fund	American Funds Insurance Series / Prospectus	51

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

52	American Funds Insurance Series / Prospectus	Mortgage Fund

Investment results

The following information shows the investment results of the Class 4 shares of the fund for its first full calendar year of operations and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Mortgage Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	0.81%	(quarter ended June 30, 2012)
Lowest	-0.21%	(quarter ended December 31, 2012)

For periods ended December 31, 2012:

Average annual total returns	1 year*	Lifetime*
Fund	2.09%	3.92%
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.59	4.28
Lipper U.S. Mortgage Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	4.29	4.88
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.34	4.21

*	Lifetime results are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Mortgage Fund	American Funds Insurance Series / Prospectus	53

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Fergus N. MacDonald	2 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	2 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

54	American Funds Insurance Series / Prospectus	Mortgage Fund

U.S. Government/AAA-Rated Securities Fund

Investment objective

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.33%
Distribution fees*	0.25
Other expenses*	0.26
Total annual fund operating expenses	0.84

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$86	$268	$466	$1,037

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 447% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

U.S. Government/AAA-Rated Securities Fund	American Funds Insurance Series / Prospectus	55

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

56	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	5.10%	(quarter ended December 31, 2008)
Lowest	-1.89%	(quarter ended June 30, 2004)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	1.74%	4.78%	4.08%	6.16%
Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.27	5.46	4.87	7.27
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.39	4.99	4.13	6.20
Consumer Price Index (CPI)	1.74	1.80	2.41	2.79

*	Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

U.S. Government/AAA-Rated Securities Fund	American Funds Insurance Series / Prospectus	57

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Kevin Adams	2 years	Vice President – Fixed Income, Capital Research Company
Thomas H. Høgh	16 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	3 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	3 years	Senior Vice President – Fixed Income, Capital Research Company

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

58	American Funds Insurance Series / Prospectus	U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.32%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.84

*	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$86	$268	$466	$1,037

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Cash Management Fund	American Funds Insurance Series / Prospectus	59

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social or economic developments in the countries or regions in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year, and the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	1.18%	(quarter ended December 31, 2006)
Lowest	-0.21%	(quarter ended September 30, 2010)

For periods ended December 31, 2012:

Average annual total returns	1 year*	5 years*	10 years*	Lifetime*
Fund	-0.65%	-0.20%	1.06%	3.59%

*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plans of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser

Capital Research and Management Company

60	American Funds Insurance Series / Prospectus	Cash Management Fund

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Cash Management Fund	American Funds Insurance Series / Prospectus	61

Investment objectives, strategies and risks

Global Growth Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Funds Index is an equally

62	American Funds Insurance Series / Prospectus

weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Small Capitalization Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Small capitalization issuers — Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Insurance Series / Prospectus	63

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth Fund

The fund’s investment objective is to provide you with growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

64	American Funds Insurance Series / Prospectus

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Fund

The fund’s investment objective is to provide you with long-term growth of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of companies domiciled outside the United States. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it

American Funds Insurance Series / Prospectus	65

is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

New World Fund

The fund’s investment objective is long-term capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Developing countries — The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries

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may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Small capitalization companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect

American Funds Insurance Series / Prospectus	67

the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper

68	American Funds Insurance Series / Prospectus

Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Global Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks of well-established companies located around the world, which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

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Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Common stocks and other equity securities — The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Debt securities — The fund may also invest in bonds and other debt securities. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

70	American Funds Insurance Series / Prospectus

holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

International Growth and Income Fund

The fund’s investment objective is to provide you with long-term growth of capital while providing current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting

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systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Common stocks and other equity securities — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

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Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/BC Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Global Balanced Fund

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

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fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objectives and corresponding risks:

Investing outside the United States (including in emerging markets) — Normally, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including in securities of issuers in countries with emerging markets.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Common stocks and other equity securities — The fund maintains at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

Debt securities — Normally, the fund invests at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

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Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Securities backed by the U.S. Treasury, other government securities and mortgage-backed securities — The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Flexible Portfolio Funds Index is an equally weighted index of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Bond Fund

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

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The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging and developing countries. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Debt securities — The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

High yield bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Mortgage-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Securities backed by the U.S. Treasury — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Corporate Bond Fund

The fund’s investment objective is to provide, over the long term, a high level of total return largely comprised of current income. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, at least 80% of the fund’s assets will be invested in corporate debt securities. The fund will also normally invest at least 90% of its assets in debt securities with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a NRSRO. The fund invests in debt securities with a wide range of maturities.

The fund may also invest significantly in debt securities issued by companies domiciled outside the U.S., including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

Debt securities — The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Securities backed by the U.S. Treasury — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Global Bond Fund

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Debt securities — Under normal market circumstances, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

High yield bonds — The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

I nvesting in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Global Income Funds Index is an equally weighted index of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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High-Income Bond Fund

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

High yield bonds — The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.”

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Debt securities — Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Market conditions — The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation. The prices of, and the income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and corresponding risks:

Mortgage-related securities — Normally, at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by NRSROs designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest a portion of its assets in debt issued by federal agencies.

Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Debt securities — Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

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The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper U.S. Mortgage Funds Average is composed of funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund

The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

82	American Funds Insurance Series / Prospectus

fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

Securities backed by the U.S. government — A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Mortgage-backed securities — The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Debt securities — While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

The prices of, and the income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

American Funds Insurance Series / Prospectus	83

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes — Barclays U.S. Government/Mortgage Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Cash Management Fund

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

Money market instruments — Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is

84	American Funds Insurance Series / Prospectus

a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (and, in the case of Corporate Bond Fund, the estimated total management fee to be paid for the current fiscal year), in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

Multiple Portfolio Counselor System®

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Donald D. O’Neal Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years	Senior Vice President — Capital Research Global Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Alan N. Berro President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 13 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
C. Ross Sappenfield Senior Vice President	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja Vice President	Serves as an equity portfolio counselor for: New World Fund — 14 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate
Sung Lee Vice President	Serves as an equity portfolio counselor for: International Fund — 7 years International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	85

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Dylan Yolles Vice President	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Kevin Adams	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years	Vice President — Fixed Income, Capital Research Company Investment professional for 28 years in total; 13 years with Capital Research and Management Company or affiliate
Hilda L. Applbaum	Serves as an equity/fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 18 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 20 years Bond Fund — 15 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 32 years in total; 25 years with Capital Research and Management Company or affiliate
Donnalisa Parks Barnum	Serves as an equity portfolio counselor for: Growth Fund — 10 years	Senior Vice President — Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate
L. Alfonso Barroso	Serves as an equity portfolio counselor for: International Fund — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Andrew F. Barth	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Mark A. Brett	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 34 years in total; 20 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
David A. Daigle	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 4 years High-Income Bond Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 8 years Global Bond Fund — 7 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 35 years in total; 25 years with Capital Research and Management Company or affiliate
Isabelle de Wismes	Serves as an equity portfolio counselor for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 15 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Paul Flynn	Serves as an equity portfolio counselor for: Global Balanced Fund — Less than 1 year	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate

86	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years Growth-Income Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: New World Fund — 1 year (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 19 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate
Thomas H. Høgh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 7 years U.S. Government/AAA-Rated Securities Fund —16 years Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate
F. Galen Hoskin	Serves as an equity portfolio counselor for: New World Fund — 7 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Claudia P. Huntington	Serves as an equity portfolio counselor for: Growth-Income Fund — 19 years (plus 5 years of prior experience as an investment analyst for the fund) Global Small Capitalization Fund — Less than 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 40 years in total; 38 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 7 years Growth Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 41 years, all with Capital Research and Management Company or affiliate
Martin Jacobs	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 12 years with Capital Research and Management Company or affiliate
Gregory D. Johnson	Serves as an equity portfolio counselor for: Growth Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
Joanna F. Jonsson	Serves as an equity portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Growth Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 30 years in total; 28 years with Capital Research and Management Company or affiliate
Jonathan Knowles	Serves as an equity portfolio counselor for: Global Growth Fund — Less than 1 year (plus 10 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Harold H. La	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 5 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Jeffrey T. Lager	Serves as an equity portfolio counselor for: Asset Allocation Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
David S. Lee	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 13 years in total; 10 years with Capital Research and Management Company or affiliate

American Funds Insurance Series / Prospectus	87

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Marcus B. Linden	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus	Serves as an equity portfolio counselor for: International Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Fergus N. MacDonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund —3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 21 years in total; 10 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 45 years in total; 16 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 7 years Global Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate
Robert H. Neithart	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years New World Fund — 1 year (plus 2 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years, all with Capital Research and Management Company or affiliate
Wesley K.-S. Phoa	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund —3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
William L. Robbins	Serves as an equity portfolio counselor for: Growth-Income Fund — 1 year (plus 12 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate
Martin Romo	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years (plus 1 year of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate
Eugene P. Stein	Serves as an equity portfolio counselor for: Asset Allocation Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 42 years in total; 41 years with Capital Research and Management Company or affiliate
Kristian Stromsoe	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate

88	American Funds Insurance Series / Prospectus

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
James Terrile	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate
Steven T. Watson	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate

Additional information regarding the portfolio counselors’ compensation, holdings in other accounts and ownership of securities in American Funds Insurance Series can be found in the statement of additional information.

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

American Funds Insurance Series / Prospectus	89

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Fund Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

Valuing shares

Each fund calculates its share price, also called net asset value, each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 4 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 4 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates. In addition, the “Other expenses” items for Class 4 shares include fees for administrative services provided by the insurance companies that include Class 4 shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of .25% of Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

90	American Funds Insurance Series / Prospectus

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

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Financial highlights

The Financial Highlights table is intended to help you understand the funds’ results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Growth Fund
Class 1
12/31/12	$19.40	$.30	$4.14	$4.44	$(.26)	$—	$(.26)	$23.58	22.89%	$1,466		.56%		.56%		1.38%
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55		.50		2.37
Class 2
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80		.75		2.12
Class 4
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[5]	.02	[6]	.02	[6]	.04	[6]

Global Small Capitalization Fund
Class 1
12/31/12	$17.28	$.09	$3.09	$3.18	$(.30)	$—	$(.30)	$20.16	18.51%	$1,019		.75%		.75%		.46%
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74		.67		1.01
Class 2
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99		.92		.70
Class 4
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[5]	.04	[6]	.04	[6]	.04	[6]

Growth Fund
Class 1
12/31/12	$52.07	$.63	$8.83	$9.46	$(.63)	$—	$(.63)	$60.90	18.19%	$7,116		.35%		.35%		1.10%
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[5]	.02	[6]	.02	[6]	.05	[6]

92	American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

International Fund
Class 1
12/31/12	$15.21	$.30	$2.47	$2.77	$(.30)	$—	$(.30)	$17.68	18.21%	$3,618		.54%		.54%		1.81%
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	0.98	—	[5]	.02	[6]	.02	[6]	.05	[6]

New World Fund
Class 1
12/31/12	$19.65	$.33	$3.23	$3.56	$(.28)	$—	$(.28)	$22.93	18.13%	$1,140		.79%		.79%		1.54%
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[5]	.04	[6]	.04	[6]	.04	[6]

Blue Chip Income and Growth Fund
Class 1
12/31/12	$9.00	$.24	$1.04	$1.28	$(.23)	$—	$(.23)	$10.05	14.18%	$1,357		.43%		.43%		2.41%
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Growth and Income Fund
Class 1
12/31/12	$9.20	$.25	$1.39	$1.64	$(.28)	$—	$(.28)	$10.56	17.93%	$180		.62%		.62%		2.56%
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[5]	.03	[6]	.03	[6]	.08	[6]

American Funds Insurance Series / Prospectus	93

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Growth-Income Fund
Class 1
12/31/12	$33.27	$.66	$5.25	$5.91	$(.70)	$—	$(.70)	$38.48	17.79%	$9,782		.29%		.29%		1.79%
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[5]	.01	[6]	.01	[6]	.03	[6]

International Growth and Income Fund
Class 1
12/31/12	$13.40	$.37	$1.89	$2.26	$(.37)	$—	$(.37)	$15.29	16.84%	$203		.74%		.74%		2.50%
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[5]	.04	[6]	.04	[6]	.07	[6]

Asset Allocation Fund
Class 1
12/31/12	$16.17	$.37	$2.28	$2.65	$(.39)	$—	$(.39)	$18.43	16.44%	$7,199		.31%		.31%		2.11%
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[5]	.01	[6]	.01	[6]	.08	[6]

Global Balanced Fund
Class 1
12/31/12	$9.35	$.20	$.98	$1.18	$(.19)	$—	$(.19)	$10.34	12.58%	$ 32		.72%		.72%		2.00%
12/31/11[3,8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[9]	.69	[9]	1.99	[9]
Class 2
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[3,8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[9]	.94	[9]	1.45	[9]
Class 4
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[5]	.03	[6]	.03	[6]	.05	[6]

94	American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Bond Fund
Class 1
12/31/12	$10.99	$.25		$.36	$.61	$(.31)	$—	$(.31)	$11.29	5.58%	$3,917		.39%		.39%		2.23%
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61		(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59		(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[5]	.02	[6]	.02	[6]	.10 [6]

Global Bond Fund
Class 1
12/31/12	$11.96	$.28		$.48	$.76	$(.29)	$(.11)	$(.40)	$12.32	6.43%	$959		.56%		.56%		2.29%
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48		(.09)	.39	(.54)	— [10]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44		(.07)	.37	(.52)	— [10]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(0.28)	—	[5]	.02	[6]	.02	[6]	.11 [6]

High-Income Bond Fund
Class 1
12/31/12	$10.54	$.81		$.64	$1.45	$(.83)	$—	$(.83)	$11.16	13.90%	$894		.48%		.48%		7.25%
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	.21		.66		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	0.34	—	[5]	.02	[6]	.02	[6]	.35 [6]

Mortgage Fund
Class 1
12/31/12	$10.37	$.01		$.25	$.26	$(.06)	$(.10)	$(.16)	$10.47	2.57%	$87		.45%		.45%		.08%
12/31/11[3,8]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.42	[9]	.04 [9]
Class 2
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[3,8]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[9]	.67	[9]	(.25)[9]
Class 4
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[5]	.02	[6]	.02	[6]	.04 [6]

American Funds Insurance Series / Prospectus	95

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/12	$13.00	$.10	$.18		$.28	$(.16)	$(.37)	$(.53)	$12.75	2.22%	$1,809		.34%		.34%		.75%
12/31/11	12.59	.23	.74		.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46		.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)		.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50	.41		.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
12/31/12	12.89	.06	.18		.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73		.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46		.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)		.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47	.41		.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
12/31/12	13.01	.07	.19		.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73		.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47		.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)		.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48	.41		.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
12/31/12[3,4]	12.88	.01	(.01)		—	(.13)	—	(.13)	12.75	(.01)	—	[5]	.02	[6]	.02	[6]	.05 [6]

Cash Management Fund
Class 1
12/31/12	$11.36	$(.03)	$.01		$(.02)	$—	$—	$—	$11.34	(.18)%	$66		.34%		.34%		(.22)%
12/31/11	11.39	(.02)	(.01)		(.03)	—	—	—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—	—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	—	[10]	(.01)	(.03)	— [10]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	—	[10]	.24	(.20)	—	(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
12/31/12	11.22	(.05)	—	[10]	(.05)	—	—	—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—	—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	—	—	—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	—	[10]	(.04)	(.02)	— [10]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
12/31/12	11.30	(.05)	.01		(.04)	—	—	—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	—	—	—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	—	—	—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	— [10]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	—	—	—	11.34	.00	—	[5]	.02	[6]	.02	[6]	(.01)[6]

	Year ended December 31
Portfolio turnover rate for all classes of shares	2012	2011		2010	2009	2008
Global Growth Fund	22%	28%		28%	43%	38%
Global Small Capitalization Fund	40	44		47	55	47
Growth Fund	21	19		28	37	26
International Fund	29	24		25	46	52
New World Fund	32	22		18	25	32
Blue Chip Income and Growth Fund	36	27		22	22	24
Global Growth and Income Fund	30	25		30	47	36
Growth-Income Fund	25	22		22	24	31
International Growth and Income Fund	31	48		31	21	—	[7]
Asset Allocation Fund	61	43		46	41	36
Global Balanced Fund	80	34	[8]	—	—	—
Bond Fund	253	163		187	125	63
Global Bond Fund	160	101		106	86	118
High-Income Bond Fund	48	51		54	47	29
Mortgage Fund	444	480	[8]	—	—	—
U.S. Government/AAA-Rated Securities Fund	447	234		208	100	108
Cash Management Fund	—	—		—	—	—

[1]	Based on average shares outstanding.

[2]

This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.

[4]	From December 14, 2012, commencement of operations.

[5]	Amount less than $1 million.

[6]	The fund’s assets consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

[7]	From November 18, 2008, commencement of operations.

[8]	From May 2, 2011, commencement of operations.

[9]	Annualized.

[10]	Amount less than $.01.

96	American Funds Insurance Series / Prospectus

The right choice for the long term®

Other fund information

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds’ performance during their last fiscal year, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC’s website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA4PRX-998-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The right choice for the long term®

Global Discovery Fund SM

(American Funds Insurance Series ® )

Prospectus

May 1, 2013

1	Investment objective

1	Fees and expenses of the fund
1	Principal investment strategies

2	Principal risks
3	Investment results

4	Management
4	Tax information

4	Payments to broker-dealers and other financial intermediaries
5	Investment objective, strategies and risks

6	Management and organization
7	Purchases and redemptions of shares

8	Plan of distribution
8	Fund expenses

8	Distributions and taxes
9	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Share classes
	1	2
Management fees	0.58%	0.58%
Distribution and/or service (12b-1) fees	none	0.25
Other expenses	0.04	0.04
Total annual fund operating expenses	0.62	0.87

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
Class 1	$63	$199	$346	$774
Class 2	89	278	482	1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund’s investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks that the investment adviser believes have the potential to pay dividends. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Global Discovery Fund	American Funds Insurance Series / Prospectus	1

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

On December 5, 2012, the Board of Trustees of the American Funds Insurance Series approved the merger of Global Discovery Fund into Global Growth Fund pursuant to Rule 17a-8 of the Investment Company Act of 1940. It is anticipated that the merger will be consummated in May of 2013; however, the fund reserves the right to delay the closing. At such time, beneficial owners of shares of Global Discovery Fund will automatically receive a proportionate number of shares of Global Growth Fund based on each fund’s net asset value at the time of the merger. Accordingly, when acquiring shares of Global Discovery Fund, you should also consider the strategies and risks of Global Growth Fund. Please see Global Growth Fund’s summary prospectus or the Global Growth Fund summary section of the American Funds Insurance Series prospectus for further information on the strategies and risks of Global Growth Fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Concentration — The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

2	American Funds Insurance Series / Prospectus	Global Discovery Fund

Investment results

The following information shows how the investment results of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests and the Lipper Growth Funds Index and the Lipper International Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.89%	(quarter ended June 30, 2009)
Lowest	-24.97%	(quarter ended December 31, 2008)

For the periods ended December 31, 2012:

Average annual total returns Share classes	Inception date	1 year	5 years	10 years	Lifetime
1	7/5/01	20.81%	0.68%	9.23%	5.11%
2	7/5/01	20.52	0.43	8.96	4.85

Indexes	1 year	5 years	10 years	Lifetime
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99%	1.66%	7.10%	3.39%
Global Service and Information Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.09	0.00	7.06	2.71
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	16.77	0.66	6.32	2.31
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70	-2.82	8.81	5.67

Global Discovery Fund	American Funds Insurance Series / Prospectus	3

Management

Investment adviser

Capital Research and Management Company SM

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark E. Denning	8 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	12 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

4	American Funds Insurance Series / Prospectus	Global Discovery Fund

Investment objective, strategies and risks

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund’s objective and the corresponding risks:

New economy — The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser’s definition of what constitutes the new economy may change over time.

Common stocks and other equity securities — The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks that the investment adviser believes have the potential to pay dividends. The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with emerging markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Cash position and temporary investments — The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Global Discovery Fund	American Funds Insurance Series / Prospectus	5

Fund comparative indexes — Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Global Service and Information Index is a subset of the unmanaged MSCI All Country World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in more than 40 developed and emerging market country indexes. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI All Country World Index. The MSCI All Country World Index has been used since January 2011. Prior to that, the MSCI World Index, which measures equity market results of more than 20 developed market country indexes, was used. Results reflect dividends gross of withholding taxes through September 30, 2012, and dividends net of withholding taxes thereafter. The index is compiled by the fund’s investment adviser, Capital Research and Management Company, is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results — All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the fund’s policies and procedures regarding disclosure of information about its portfolio securities is available in the statement of additional information.

Multiple Portfolio Counselor System®

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s),

6	American Funds Insurance Series / Prospectus	Global Discovery Fund

policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Role in management of, and experience in, the fund	Primary title with investment adviser (or affiliate) and investment experience
Mark E. Denning	Serves as an equity portfolio counselor — 8 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Claudia P. Huntington	Serves as an equity portfolio counselor — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 40 years in total; 38 years with Capital Research and Management Company or affiliate

Additional information regarding the portfolio counselors’ compensation, holdings in other accounts and ownership of securities in American Funds Insurance Series can be found in the statement of additional information.

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from the fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from the fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in the fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

Global Discovery Fund	American Funds Insurance Series / Prospectus	7

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Fund Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

Valuing shares

The fund calculates its share price, also called net asset value, each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the fund’s portfolio that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Shares of the fund will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

Although the Series has not (and does not presently intend to) adopt plans of distribution or “12b-1 plans” for Class 1 shares, the Series has adopted such a plan for Class 2 shares. Under this plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 shares. For this share class, amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the Series’ assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus are based on expenses as of the fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Distributions and taxes

The fund intends to qualify as a “ regulated investment company ” under the Internal Revenue Code. In any fiscal year in which the fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

8	American Funds Insurance Series / Prospectus	Global Discovery Fund

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations1			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return2	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver2	Ratio of net income (loss) to average net assets2

Global Discovery Fund
Class 1
12/31/12	$11.35	$.10	$2.26	$2.36	$(.10)	$—	$(.10)	$13.61	20.81%	$33	.62%	.62%	.79%
12/31/11	12.28	.07	(.92)	(.85)	(.08)	—	(.08)	11.35	(6.91)	27	.60	.60	.58
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31	.61	.61	.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
Class 2
12/31/12	11.30	.07	2.25	2.32	(.07)	—	(.07)	13.55	20.52	229	.87	.87	.54
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202	.85	.85	.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217	.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08

	Year ended December 31
Portfolio turnover rate for all classes of shares	2012	2011	2010	2009	2008
Global Discovery Fund	40%	45%	61%	60%	46%

1	Based on average shares outstanding.

2

This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

Global Discovery Fund	American Funds Insurance Series / Prospectus	9

The right choice for the long term®

Other fund information

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the fund’s performance during its last fiscal year, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC’s website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA8PRX-074-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2013

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2013 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071
213/486-9200

Class 1 and Class 2 shares of:		Class 3 shares of:	Class 4 shares of:
Global Discovery FundSM Global Growth FundSM	International Growth and Income FundSM	Growth Fund International Fund	Global Growth Fund Global Small Capitalization	International Growth and Income Fund
Global Small Capitalization	Asset Allocation FundSM	Growth-Income Fund	Fund	Asset Allocation Fund
FundSM Growth FundSM	Global Balanced FundSM Bond FundSM	Asset Allocation Fund High-Income Bond Fund	Growth Fund International Fund	Global Balanced Fund Bond Fund
International FundSM	Corporate Bond	U.S. Government/AAA-Rated	New World Fund	Corporate Bond Fund
New World Fund® Blue Chip Income and	FundSM Global Bond FundSM	Securities Fund Cash Management Fund	Blue Chip Income and Growth Fund	Global Bond Fund High-Income Bond Fund
Growth FundSM Global Growth and Income	High-Income Bond FundSM Mortgage FundSM		Global Growth and Income Fund	Mortgage Fund U.S. Government/ AAA-Rated
FundSM Growth-Income FundSM	U.S. Government/AAA-Rated Securities FundSM		Growth-Income Fund	Securities Fund Cash Management Fund
Cash Management FundSM

Item Page no.

Certain investment limitations and guidelines 2

Description of certain securities and investment techniques 13

Fund policies 33

Management of the series 35

Execution of portfolio transactions 74

Disclosure of portfolio holdings 80

Price of shares 82

Taxes and distributions 85

General information 87

Appendix 89

Investment portfolio

Financial statements

American Funds Insurance Series - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Discovery Fund

General

•	The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

Investing outside the U.S.

•	Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

Debt securities

•	The fund may not invest in debt securities rated below Ca and CC by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund or in unrated securities determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Growth Fund

General

•	The fund invests primarily in common stocks of companies located around the world.

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
American Funds Insurance Series - Page 2

Global Small Capitalization Fund

Equity securities

•	Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Investing outside the U.S.

•	Under normal conditions, the fund invests a significant portion of its assets outside the United States, including in emerging and developing countries.

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Growth Fund

General

•	The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
American Funds Insurance Series - Page 3

International Fund

General

•	The fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt securities

•	The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

New World Fund

General

•	The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
•	The fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

•	The fund may invest its assets in equity securities of any company, regardless of where it is based, if the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

Debt securities

•	The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.
•	The fund may invest up to 25% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
American Funds Insurance Series - Page 4

Blue Chip Income and Growth Fund

General

•	The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	The fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).
•	The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).
•	The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.
•	The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
•	The fund will not invest in private placements of stock of companies.
•	The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

•	The fund may invest up to 10% of assets in common stocks of larger non-U.S. companies so long as they are listed or traded in the United States.

Global Growth and Income Fund

General

•	The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

•	The fund may invest a majority of its assets outside the United States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.
American Funds Insurance Series - Page 5

Debt securities

•	The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Growth-Income Fund

General

•	The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•	The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

•	The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.
American Funds Insurance Series - Page 6

Asset Allocation Fund

General

•	Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•	Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.
•	The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

Global Balanced Fund

Equity securities

•	The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

•	The fund invests a portion of its assets in issuers domiciled outside of the United States, including issuers domiciled in emerging and developing countries.

Debt securities

•	The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).
American Funds Insurance Series - Page 7

Bond Fund

General

•	The fund invests at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.
•	The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

Debt securities

•	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.
•	The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).
•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

•	The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.
American Funds Insurance Series - Page 8

Corporate Bond Fund

Debt securities

•	The fund will invest at least 80% of its assets in corporate debt securities. For purposes of this limit, corporate debt securities include any corporate debt instrument, including, but not limited to, bank loans, covered bonds, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents.

•	The fund will invest at least 90% of its assets in debt securities, including money market instruments, cash and cash equivalents, rated Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies. The fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a NRSRO.

Global Bond Fund

Debt securities

•	The fund invests at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).
•	Normally, the fund invests substantially in debt securities rated investment grade (rated Baa3 or better or BBB- or better by NRSROs, or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.
American Funds Insurance Series - Page 9

High-Income Bond Fund

Debt securities

•	The fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.
•	The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

•	The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Maturity

•	The fund generally invests in securities with maturities in excess of three years.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Mortgage Fund

General

•	Under normal market conditions, the fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may, at times, restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.
•	The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
American Funds Insurance Series - Page 10

•	The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.
•	The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

U.S. Government/AAA-Rated Securities Fund

General

•	The fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Cash Management Fund

General

•	The fund invests in high quality money market instruments rated in the two highest quality short-term categories by at least two NRSROs.

Maturity

•	The fund may only purchase instruments having remaining maturities of 397 days or less.
•	The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.
•	The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.
•	For purposes of determining the weighted average maturity (but not the weighted average life) of a fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.
American Funds Insurance Series - Page 11

Liquidity

•	The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities.
•	The fund holds at least 10% of its total assets in daily liquid assets (i.e. cash, direct obligations of the U.S. Government or securities that mature or are subject to a demand feature that is exercisable or payable within one business day).
•	The fund holds at least 30% of its total assets in weekly liquid assets (i.e. cash, direct obligations of the U.S. Government, government securities issued by an instrumentality of the U.S. Government that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable or payable within five business days).
American Funds Insurance Series - Page 12

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

American Funds Insurance Series - Page 13

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

American Funds Insurance Series - Page 14

Securities with equity and debt characteristics — Certain funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally

American Funds Insurance Series - Page 15

considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

In addition, in determining whether an issuer is located outside the United States for Global Balanced Fund, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States,

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provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Investing in emerging market and developing countries — Certain countries in which the fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the fund will only invest in markets where these restrictions are considered acceptable by the fund’s investment adviser, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of

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issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Investor information — The fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Blue Chip Income and Growth Fund and Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

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Certain funds may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The funds, other than Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

The fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Series from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund's net assets.

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Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced”

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at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has

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entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Pass-through securities —Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these

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guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

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Warrants and rights — Certain funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation linked bonds — Certain funds may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Certain funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans.

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Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two NRSROs, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management Fund's assets may be invested in commercial paper rated in the second tier (e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the “Description of Commercial Paper Ratings” for a description of the ratings.

Cash Management Fund may only purchase instruments having remaining maturities of 397 days or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in “Commercial Paper.”

"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

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Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result,

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the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Certain funds may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — Certain funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the fund. The use of reverse repurchase agreements by the fund creates leverage which increases the fund’s investment risk. As the fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the fund’s earnings or net asset value would decline faster than otherwise would be the case.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain funds. Certain funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Interest rate swaps — Certain funds may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to the principal dollar amount (called the “notional amount”). Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by a fund’s investment adviser. The funds will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may bear the risk of loss of any amount it expected to receive from the counterparty. The term of an interest rate swap can be days, months or years and as a result certain swaps may be less liquid than others.

Diversification — Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2012 and 2011:

	Fiscal year	Portfolio turnover rate
Global Discovery Fund	2012 2011	40% 45
Global Growth Fund	2012 2011	22 28
Global Small Capitalization Fund	2012 2011	40 44
Growth Fund	2012 2011	21 19
International Fund	2012 2011	29 24
New World Fund	2012 2011	32 22
Blue Chip Income and Growth Fund	2012 2011	36 27
Global Growth and Income Fund	2012 2011	30 25
Growth-Income Fund	2012 2011	25 22
International Growth and Income Fund[1]	2012 2011	31 48
Asset Allocation Fund[2]	2012 2011	61 43
Global Balanced Fund[3]	2012 2011	80 34[4]
Bond Fund[5]	2012 2011	253 163
Global Bond Fund[5]	2012 2011	160 101
High-Income Bond Fund	2012 2011	48 51
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	Fiscal year	Portfolio turnover rate
Mortgage Fund[5]	2012 2011	444 480[4]
U.S. Government/ AAA-Rated Securities Fund[5]	2012 2011	447 234
[1]	The decrease in the fund’s portfolio turnover rate is attributable to a decrease in sales of securities by the fund during the period.
[2]	The increase in the fund’s portfolio turnover rate is attributable to an increase in the purchases of securities by the fund during the period.
[3]	The increase in the fund’s portfolio turnover rate is attributable to an increase in sales of securities by the fund during the period.
[4]	From May 2, 2011, commencement of operations.
[5]	The increase in the fund’s portfolio turnover rate is largely attributable to mortgage dollar roll transactions, which are accounted for as purchase and sale transactions.

See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last five fiscal years.

Corporate Bond Fund expects to begin investment operations after May 1, 2013, and therefore has not yet had portfolio turnover.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or

f.                Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the Cash Management Fund may invest without limitation in obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker’s acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings “Certain investment limitations and guideline” and “Description of certain securities and investment techniques” in this statement of additional information.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

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Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 66 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Quiksilver, Inc. Former director of Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	70	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 67 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	66	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	72	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	69	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•       Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•       Corporate board experience

•       Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•       Experience as corporate lawyer

•       J.D.

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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

•       Assistant professor, accounting

•       Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•       Experience in corporate management and public accounting

•       Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•       Ph.D., accounting

•       Formerly licensed as C.P.A.

Frank M. Sanchez, 69 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 55 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

•       Former Assistant to the President for Domestic Policy, The White House

•       Former senior advisor to the Governor of Texas

•       Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (2010)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Donald D. O’Neal, 52 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 52 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 58 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 83 Senior Vice President (1993)	Senior Vice President – Fixed Income, Capital Research and Management Company
C. Ross Sappenfield, 47 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
John H. Smet, 56 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 48 Vice President (2008)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*
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Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Sung Lee, 46 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Maria T. Manotok, 38 Vice President (2012)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
S. Keiko McKibben, 43 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 39 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Dylan Yolles, 44 Vice President (2012)	Senior Vice President – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 48 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 41 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 38 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
[2]	Trustees and officers of the Series serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[5]	“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.
[6]	All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2012:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A5	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A5	$10,001 – $50,000
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	$10,001 – $50,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

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Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2012, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
[4]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
[5]	The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $40,400 to $65,400, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2012:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates[2]
William H. Baribault[3]	$135,192	$276,990
James G. Ellis	90,112	315,083
Leonard R. Fuller[3]	106,764	370,674
W. Scott Hedrick	98,245	204,961
R. Clark Hooper	127,688	515,890
Merit E. Janow	90,542	325,554
Laurel B. Mitchell[3]	131,821	269,461
Frank M. Sanchez	110,269	236,990
Margaret Spellings[3]	86,916	242,616
Steadman Upham[3]	78,860	248,054

[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2012 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
[2]	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.
[3]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2012 fiscal year for participating trustees is as follows: William H. Baribault ($23,609), Leonard R. Fuller ($96,823), Laurel B. Mitchell ($13,748), Margaret Spellings ($23,089) and Steadman Upham ($194,289). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2013, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in

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accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund (other than Global Discovery Fund, which only has Class 1 and Class 2 shares) has Class 1, Class 2 and Class 4 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2, Class 3 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2, Class 3 and Class 4 shares. Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plan. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks

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relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2012 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2012 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be

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accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2012 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon

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request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Discovery Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	53.16%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	46.84 95.03

Global Growth Fund

Name and address	Ownership	Ownership percentage
SAST Global Growth Portfolio Houston, TX	Record	Class 1	29.81%
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	21.15
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	12.13
John Hancock Life Insurance Co. USA American Global Growth Boston, MA	Record	Class 1	11.47
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	7.65 51.26
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2	15.22
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	10.54
MetLife Investors Omnibus Account Tampa, FL	Record	Class 2	6.97
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	21.32%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	12.32
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	11.10
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	10.50
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	9.18 49.69
John Hancock Life Insurance Co. USA American Global Small Capitalization Boston, MA	Record	Class 1	8.49
Lincoln Variable Insurance Products American Global Small Capitalization Pittsburgh, PA	Record	Class 1	5.11
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	22.31
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	9.23
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	90.67
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	9.33

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Growth Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	22.60% 50.30
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	17.18
Met Investors Series Trust AFS Growth Portfolio Irvine, CA	Record	Class 1	14.87
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	6.58
Hartford Series Funds, Inc. AFS Growth HLS Fund Dallas, TX	Record	Class 1	5.29
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.09
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	7.66
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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International Fund

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	19.60%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	17.86 54.05
JNL Series Trust Lansing, MI	Record	Class 1	11.39
Met Investors Series Trust AFS International Portfolio Irvine, CA	Record	Class 1	9.67
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	7.99
Hartford Series Funds, Inc. AFS International HLS Fund Dallas, TX	Record	Class 1	6.30
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	6.00
ING International Portfolio Scottsdale, AZ	Record	Class 2	19.21
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	10.80
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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New World Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	41.72%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	11.20
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	10.21
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	6.73 66.73
John Hancock Life Insurance Co. USA American New World Boston, MA	Record	Class 1	6.48
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	6.35
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	19.29
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.00
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	99.30

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Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	37.94%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	16.40
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	12.37
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	11.64
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	5.34 75.31
MML American Funds Core Allocation Fund Springfield, MA	Record	Class 1	5.21
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	16.76
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Hartford Series Funds, Inc. AFS Global Growth & Income HLS Fund Dallas, TX	Record	Class 1	39.88%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	36.47 71.59
ING Global Growth & Income Portfolio Scottsdale, AZ	Record	Class 1	8.78
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	7.26
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	21.16
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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Growth-Income Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	18.55% 55.31
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	16.12
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	15.85
JNL Series Trust Lansing, MI	Record	Class 1	12.23
Pacific Life Pacific Select Fund Newport Beach, CA	Record	Class 1	5.69
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	5.61
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	15.84
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	6.20
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	5.64 100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

International Growth and Income Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	42.34%
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	28.11
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	18.90
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	96.42
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	52.58%
John Hancock Life Insurance Co. USA American Asset Allocation Boston, MA	Record	Class 1	21.67
Pacific Life Pacific Select Fund Newport Beach, CA	Record	Class 1	9.92
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	6.15 57.55
ING Asset Allocation Portfolio Scottsdale, AZ	Record	Class 1	5.59
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	18.71
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	7.55 100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

Global Balanced Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1 Class 4	99.82% 100.00
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	96.42

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Bond Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	34.88%
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	13.94
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	13.85
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	5.57 64.90
Hartford Series Funds, Inc. AFS Bond HLS Fund Dallas, TX	Record	Class 1	5.14
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	16.86
AXA Equitable Life Omnibus Account Jersey City, NJ	Record	Class 4	98.76

Corporate Bond Fund — The fund expects to start investment operations after May 1, 2013, and therefore does not yet have any investors as of the date of this statement of additional information.

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Global Bond Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	42.91%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	12.04
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	8.16
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	5.82 78.88
Lincoln Variable Insurance Products American Balanced Allocation Pittsburgh, PA	Record	Class 1	5.80
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	5.27
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.04
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	21.27%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	19.83 95.85
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	17.67
John Hancock Life Insurance Co. USA American Asset High-Yield Bond Boston, MA	Record	Class 1	11.76
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	6.84
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	6.03
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

Mortgage Fund

Name and address	Ownership	Ownership percentage
Lincoln Variable Insurance Products American Growth Allocation Account #1 Pittsburgh, PA	Record	Class 1	24.34%
Lincoln Variable Insurance Products American Balanced Allocation Account #1 Pittsburgh, PA	Record	Class 1	22.32
Lincoln Variable Insurance Products American Balanced Allocation Account #2 Pittsburgh, PA	Record	Class 1	21.07
Lincoln Variable Insurance Products American Growth Allocation Account #2 Pittsburgh, PA	Record	Class 1	14.76
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1 Class 4	7.69 100.00
Lincoln Variable Insurance Products American Income Allocation Pittsburgh, PA	Record	Class 1	7.43
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	97.22

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U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	39.76%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	31.77
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	10.46 96.41
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

Cash Management Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	92.72% 95.70
Paragon Life Insurance Omnibus Account Saint Louis, MO	Record	Class 1	7.28
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00
Capital Research & Management Company Corporate Account Los Angeles, CA	Record	Class 4	100.00

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Investment adviser — Capital Research and Management Company, the Series‘ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis. Portfolio counselors in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Global Discovery Fund — Lipper Growth Funds Index, Lipper International Funds Index, Non-U.S. Service and Information Index, U.S. Service and Information Index;

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

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Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500, MSCI All Country World ex-USA Index, Lipper Growth Funds Index;

International Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average;

Blue Chip Income and Growth Fund — S&P 500, Lipper Growth & Income Funds Index;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;

International Growth and Income Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;

Global Balanced Fund — MSCI All Country World Index, Barclays Global Aggregate Investment Grade Index, Lipper Global Funds Index, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

Bond Fund — Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;

Corporate Bond Fund — Barclays U.S. Corporate Bond Index;

Global Bond Fund — Barclays Global Aggregate Bond Index ex-USD, Barclays Global Aggregate Index U.S. Dollar, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

High-Income Bond Fund — Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average;

Mortgage Fund — Barclays U.S. Mortgage Securities Index, Lipper GNMA Average; and

U.S. Government/AAA-Rated Securities Fund — Barclays U.S. Government/Mortgage Backed Securities Index, Lipper General U.S. Government Funds Average.

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From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

The following table reflects information as of December 31, 2012:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)[3]
Global Discovery Fund
Mark E. Denning	6	$225.3	1	$0.08	None
Claudia P. Huntington	5	$80.1	None		None
Global Growth Fund
Isabelle de Wismes	1	$44.1	1	$0.13	None
Martin Jacobs	None		None		None
Jonathan Knowles	3	$167.4	None		None
Steven T. Watson	4	$126.4	None		None

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Global Small Capitalization Fund
Mark E. Denning	6	$222.0	1	$0.08	None
J. Blair Frank	3	$155.8	None		None
Claudia P. Huntington	5	$76.8	None		None
Harold H. La	2	$27.7	None		None
Kristian Stromsoe	2	$98.2	None		None
Growth Fund
Donnalisa Parks Barnum	1	$112.6	None		None
Gregg E. Ireland	3	$158.7	1	$0.13	None
Gregory D. Johnson	2	$110.8	None		None
Michael T. Kerr	2	$164.6	None		None
Ronald B. Morrow	3	$219.5	None		None
International Fund
Sung Lee	3	$174.5	None		None
L. Alfonso Barroso	2	$74.1	1	$0.08	None
Jesper Lyckeus	2	$103.9	None		None
Christopher M. Thomsen	2	$123.4	None		None
New World Fund
Carl M. Kawaja	4	$241.5	1	$1.39	None
Nicholas J. Grace	2	$123.4	None		None
F. Galen Hoskin	None		1	$1.39	None
Robert H. Neithart	6	$71.5	6	$3.32	15[4]	$6.70
Blue Chip Income and Growth Fund
C. Ross Sappenfield	2	$82.6	1	$0.20	None
Christopher D. Buchbinder	1	$57.2	None		None
James B. Lovelace	6	$175.2	None		None
James Terrile	1	$23.1	None		None
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Global Growth and Income Fund
Gregg E. Ireland	3	$178.9	1	$0.13	None
Martin Romo	2	$164.6	None		None
Andrew B. Suzman	6	$200.3	1	$0.13	None
Steven T. Watson	4	$129.6	None		None
Growth-Income Fund
Donald D. O’Neal	2	$169.8	1	$0.20	None
Dylan Yolles	1	$23.1	None		None
J. Blair Frank	3	$136.0	None		None
Claudia P. Huntington	5	$57.0	None		None
William L. Robbins	1	$23.1	None		None
International Growth and Income Fund
Sung Lee	3	$183.2	None		None
Jesper Lyckeus	2	$112.6	None		None
David M. Riley	3	$152.5	None		None
Asset Allocation Fund
Alan N. Berro	6	$127.3	None		None
David A. Daigle	4	$56.5	2	$1.68	4	$1.02
Jeffrey T. Lager	2	$110.8	None		None
James R. Mulally	5	$147.1	1	$0.03	None
Eugene P. Stein	2	$110.8	None		None
Global Balanced Fund
Hilda L. Applbaum	2	$130.7	None		None
Mark A. Brett	3	$47.6	2	$0.15	7[5]	$2.92
Paul Flynn	None		None		None
Joanna F. Jonsson	2	$118.9	1	$0.13	None
Robert H. Neithart	6	$73.8	6	$3.32	15[4]	$6.70
Bond Fund
David C. Barclay	3	$97.2	3	$1.61	11	$5.14
Mark H. Dalzell	3	$50.4	None		6[6]	$2.83
David A. Hoag	6	$127.3	None		None
Thomas H. Høgh	5	$61.5	1	$0.11	1	$0.09

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Corporate Bond Fund
Andrew F. Barth	2	$34.1	1	$0.53	2	$2.16
David S. Lee	1	$0.1	2	$0.76	2	$2.16
Global Bond Fund
Mark H. Dalzell	3	$56.8	None		6[6]	$2.83
Thomas H. Høgh	5	$67.9	1	$0.11	1	$0.09
James R. Mulally	5	$157.0	1	$0.03	None
High-Income Bond Fund
David C. Barclay	3	$104.2	3	$1.61	11	$5.14
David A. Daigle	4	$67.0	2	$1.68	4	$1.02
Marcus B. Linden	2	$34.2	None		None
Mortgage Fund
Fergus N. MacDonald	3	$11.8	None		None
Wesley K.-S. Phoa	7	$62.3	2	$0.27	6	$3.69
U.S. Government/AAA-Rated Securities Fund
Kevin Adams	3	$8.0	1	$0.11	3[7]	$1.43
Thomas H. Høgh	5	$66.7	1	$0.11	1	$0.09
Fergus N. MacDonald	3	$8.1	None		None
Wesley K.-S. Phoa	7	$58.6	2	$0.27	6	$3.69

[1]	Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
[2]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[3]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
[4]	The advisory fee of two of these accounts (representing $0.46 billion in total assets) is based partially on its investment results.
[5]	The advisory fee of one of these accounts (representing $0.36 billion in total assets) is based partially on its investment results.
[6]	The advisory fee of one of these accounts (representing $0.35 billion in total assets) is based partially on its investment results.
[7]	The advisory fee of one of these accounts (representing $0.07 billion in total assets) is based partially on its investment results.
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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreements (the “Agreements”) between the Series and the investment adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: .58% on the first $500 million of net assets, plus .48% on net assets greater than $500 million but not exceeding $1.0 billion, plus .44% on net assets in excess of $1.0 billion;

Global Growth Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus .46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: .80% on the first $600 million of net assets, plus .74% on net assets greater than $600 million but not exceeding $1.0 billion, plus ..70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .635% on net assets in excess of $5.0 billion;

Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.0 billion, plus .42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus .30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus .29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .28% on net assets in excess of $34.0 billion;

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International Fund: .69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus .44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .43% on net assets in excess of $21.0 billion;

New World Fund: .85% on the first $500 million of net assets, plus .77% on net assets greater than $500 million but not exceeding $1.0 billion, plus .71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .66% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus ..40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets in excess of $3.0 billion;

Growth-Income Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus .40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus .235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus .23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: ..69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets in excess of $1.0 billion;

Asset Allocation Fund: .50% on the first $600 million of net assets, plus .42% on net assets greater than $600 million but not exceeding $1.2 billion, plus .36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .25% on net assets in excess of $8.0 billion;

Global Balanced Fund: .66% on the first $500 million of net assets, plus .57% on net assets greater than $500 million but not exceeding $1.0 billion, plus .51% on net assets in excess of $1.0 billion;

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Bond Fund: .48% on the first $600 million of net assets, plus .44% on net assets greater than $600 million but not exceeding $1.0 billion, plus .40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .33% on net assets in excess of $8.0 billion;

Corporate Bond Fund: .46% on all net assets;

Global Bond Fund: .57% on the first $1.0 billion of net assets plus .50% on net assets in excess of $1.0 billion;

High-Income Bond Fund: .50% on the first $600 million of net assets, plus .46% on net assets greater than $600 million but not exceeding $1.0 billion, plus .44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .42% on net assets in excess of $2.0 billion;

Mortgage Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion.

U.S. Government/AAA-Rated Securities Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion; and

Cash Management Fund: .32% on the first $1.0 billion of net assets, plus .29% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

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The investment adviser’s total fees for the fiscal years ended December 31, 2012, 2011 and 2010 were:

	Fiscal year ended
	2012	2011	2010
Global Discovery Fund	$1,449,000	$1,458,000	$1,295,000
Global Growth Fund	26,852,000	27,891,000	26,876,000
Global Small Capitalization Fund	24,722,000	26,096,000	24,432,000
Growth Fund	78,245,000	86,558,000	82,059,000
International Fund	44,296,000	47,532,000	45,915,000
New World Fund	17,217,000	17,530,000	15,648,000
Blue Chip Income and Growth Fund	19,284,000	18,180,000	16,226,000
Global Growth and Income Fund	12,003,000	12,848,000	12,484,000
Growth-Income Fund	64,310,000	64,952,000	65,149,000
International Growth and Income Fund	1,885,000	1,594,000	1,151,000
Asset Allocation Fund	35,034,000	32,917,000	29,920,000
Global Balanced Fund	860,000	279,000	N/A
Bond Fund	33,340,000	36,584,000	33,985,000
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	12,893,000	11,290,000	8,603,000
High-Income Bond Fund	9,155,000	9,026,000	8,328,000
Mortgage Fund	471,000	121,000	N/A
U.S. Government/ AAA-Rated Securities Fund	12,614,000	12,281,000	11,652,000
Cash Management Fund	1,764,000	1,966,000	2,303,000
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For the period ended December 31, 2010, the investment adviser voluntarily reduced management fees for U.S. Government/AAA-Rated Securities Fund by $672,000 to the rates provided by its amended Agreement.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, 2, 3 and 4 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, 2, 3 and 4 shares. The Administrative Agreement will continue in effect until December 31, 2013, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, the fund was not subject to an administrative services fee and therefore, no administrative services fees were paid in the fund’s fiscal year ended December 31, 2011.

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During the 2012 fiscal year, the administrative services fees were:

	Administrative services fee
	Class 1	Class 2	Class 3	Class 4
Global Discovery Fund	$ 3,000	$ 22,000	N/A	—
Global Growth Fund	139,000	368,000	N/A	—
Global Small Capitalization Fund	91,000	259,000	N/A	—
Growth Fund	758,000	1,629,000	$20,000	—
International Fund	354,000	537,000	4,000	—
New World Fund	97,000	137,000	N/A	—
Blue Chip Income and Growth Fund	122,000	346,000	N/A	—
Global Growth and Income Fund	17,000	185,000	N/A	—
Growth-Income Fund	1,008,000	1,361,000	17,000	—
International Growth and Income Fund	6,000	21,000	N/A	—
Asset Allocation Fund	668,000	529,000	4,000	—
Global Balanced Fund	3,000	10,000	N/A	—
Bond Fund	399,000	507,000	N/A	—
Global Bond Fund	76,000	168,000	N/A	—
High-Income Bond Fund	84,000	112,000	2,000	—
Mortgage Fund	7,000	4,000	N/A	—
U.S. Government Securities/ AAA-Rated Securities Fund	181,000	202,000	2,000	—
Cash Management Fund	7,000	47,000	1,000	—

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 , Class 3 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers .25% of each fund’s average net assets annually (Class 2 and Class 4 shares) or ..18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2, Class 3 and/or Class 4 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all

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variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2012, the Series incurred distribution expenses for Class 2 shares of $161,114,000 and for Class 3 shares of $906,000, payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $13,273,000 for Class 2 shares and $75,000 for Class 3 shares. No distribution fees accrued for Class 4 shares in the 2012 fiscal year, as the fund’s assets consisted solely of seed capital invested by Capital Research and Management Company.

Insurance administration fee — The insurance companies for which the fund’s Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class 4 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 4 shares.

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.

AXA Equitable Life Insurance Company

Forethought Life Insurance Company

Great-West Life & Annuity Insurance Company

Hartford Life Insurance Company

ING Life Insurance and Annuity Company

Jackson National Life Insurance Company

John Hancock Life Insurance Company (U.S.A.)

The Lincoln National Life Insurance Company

Massachusetts Mutual Life Insurance Company

Metropolitan Life Insurance Company

Nationwide Mutual Insurance Company

New York Life Insurance and Annuity Corporation

Pacific Life Insurance Company

Protective Life Insurance Company

Securian Life Insurance Company

SunAmerica Life Assurance Company

Sun Life Assurance Company (U.S.A.)

Symetra Life Insurance Company

Travelers Insurance Company

Transamerica Financial Life Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the Series‘ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Series‘ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In

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this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

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The investment adviser may place orders for the Series‘ portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series‘ portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2012, 2011 and 2010 were:

	Fiscal year ended
	2012	2011	2010
Global Discovery Fund	$193,000	$198,000	$210,000
Global Growth Fund	2,291,000	3,434,000	2,946,000
Global Small Capitalization Fund	3,065,000	4,414,000	4,389,000
Growth Fund	9,254,000	11,275,000	12,414,000
International Fund	5,168,000	6,014,000	5,717,000
New World Fund	1,595,000	1,167,000	1,110,000
Blue Chip Income and Growth Fund	2,548,000	2,415,000	1,434,000
Global Growth and Income Fund	1,321,000	1,256,000	1,375,000
Growth-Income Fund	9,435,000	10,581,000	9,443,000
International Growth and Income Fund	272,000	258,000	179,000
Asset Allocation Fund	3,483,000	3,843,000	3,836,000
Global Balanced Fund	45,000	38,000	N/A
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	Fiscal year ended
	2012	2011	2010
Bond Fund	—	28	12,000
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	155	5	0
High-Income Bond Fund	10,000	15,000	45,000
Mortgage Fund	—	—	N/A

The volume of trading activity for each of Global Growth Fund, Global Small Capitalization Fund, International Fund and Growth-Income Fund decreased during the 2012 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions. The decrease in brokerage commissions paid by Growth Fund during the 2012 and 2011 fiscal years and by Bond Fund during the 2011 fiscal year is attributable to a decrease in the volume of commissionable trading activity for each fund during those periods. The increase in brokerage commissions paid by New World Fund during the 2012 fiscal year, and by Global Growth Fund, International Fund, Blue Chip Income and Growth Fund and Growth-Income Fund during the 2011 fiscal year and by International Growth and Income Fund during the 2012 and 2011 fiscal years is attributable to an increase in the volume of commissionable trading activity for each fund during those periods.

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year.

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At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Deutsche Bank A.G., Goldman Sachs & Co., Morgan Stanley and UBS Financial Services Inc. At the end of the Series’ most recently completed fiscal year, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Discovery Fund	UBS AG	equity	$ 669,000
	Deutsche Bank A.G.	equity	1,882,000
Global Growth Fund	Citigroup Inc.	equity	15,824,000
	Goldman Sachs Group, Inc.	equity	21,047,000
Growth Fund	Citigroup Inc.	equity	178,574,000
	Goldman Sachs Group, Inc.	equity	203,331,000
	Morgan Stanley	equity	57,360,000
International Fund	Credit Suisse Group AG	equity	66,666,000
	Deutsche Bank A.G.	equity	23,104,000
	UBS AG	equity	30,634,000
	Credit Suisse Group AG	debt	3,762,000
New World Fund	Citigroup Inc.	equity	10,286,000
Blue Chip Income and Growth Fund	Citigroup Inc.	equity	35,802,000
Global Growth and Income Fund	Citigroup Inc.	equity	3,758,000
	Goldman Sachs Group, Inc.	equity	7,041,000
Growth-Income Fund	Citigroup Inc.	equity	137,899,000
	UBS AG	equity	48,101,000
International Growth and Income Fund	Credit Suisse Group AG	equity	2,572,000
Asset Allocation Fund	Citigroup Inc.	equity	108,790,000
	Goldman Sachs Group, Inc.	equity	184,962,000
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	Affiliated company of regular broker-dealer	Type of security	Amount
Global Balanced Fund	Goldman Sachs Group, Inc.	equity	255,000
	Citigroup Inc.	debt	308,000
	Goldman Sachs Group, Inc.	debt	374,000
	UBS AG	debt	291,000
Bond Fund	Citigroup Inc.	debt	26,080,000
	Goldman Sachs Group, Inc.	debt	27,264,000
	Morgan Stanley	debt	18,097,000
	UBS AG	debt	19,767,000
Global Bond Fund	Citigroup Inc.	debt	5,488,000
	Goldman Sachs Group, Inc.	debt	4,613,000
	Morgan Stanley	debt	2,829,000
	UBS AG	debt	3,392,000
High-Income Bond Fund	Citigroup Inc.	debt	13,231,000
Mortgage Fund	Credit Suisse Group AG	debt	211,000
	UBS AG	debt	412,000

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, each fund’s (except Cash Management Fund) complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested and other portfolio information, including, for example, asset allocation, geographic diversification and credit rating diversification, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Cash Management Fund’s complete list of portfolio holdings, dated as of the end of each month, are posted on the fund’s website at americanfunds.com/afis within five business days after the end of the applicable month. This information will be available on the website for six months. Portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc., Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Series’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for

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either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

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Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

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General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $2,971 for Class 1 shares, $3,082 for Class 2 shares and $6 for Class 3 shares for the 2012 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the U.S. Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

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C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality
American Funds Insurance Series - Page 92

may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;
•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or
•	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or categories below ‘B’.

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Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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..

American Funds Insurance Series®

Global Discovery FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 85.90%	Shares	(000)

CONSUMER DISCRETIONARY — 20.05%
Netflix, Inc.[1]	100,000	$ 9,278
Comcast Corp., Class A, special nonvoting shares	150,000	5,393
Comcast Corp., Class A	35,000	1,308
Amazon.com, Inc.[1]	20,000	5,023
Paddy Power PLC[2]	55,000	4,533
Daily Mail and General Trust PLC, Class A, nonvoting[2]	500,000	4,489
Lions Gate Entertainment Corp.[1]	225,000	3,690
JCDecaux SA2	140,000	3,379
Sky Deutschland AG1,2	585,000	3,193
Time Warner Inc.	50,000	2,391
Reed Elsevier PLC[2]	195,000	2,047
Texas Roadhouse, Inc.	115,000	1,932
Garmin Ltd.	45,000	1,837
John Wiley & Sons, Inc., Class A	40,000	1,557
Tractor Supply Co.	15,000	1,325
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,170
		52,545

HEALTH CARE — 18.59%
Hologic, Inc.[1]	500,000	10,015
Forest Laboratories, Inc.[1]	200,200	7,071
Gilead Sciences, Inc.[1]	60,000	4,407
Edwards Lifesciences Corp.[1]	45,000	4,058
Teva Pharmaceutical Industries Ltd. (ADR)	99,000	3,697
Illumina, Inc.[1]	60,000	3,335
Alexion Pharmaceuticals, Inc.[1]	35,000	3,283
Allergan, Inc.	35,000	3,210
NuVasive, Inc.[1]	173,000	2,675
Orthofix International NV1	45,000	1,770
Medtronic, Inc.	40,000	1,641
Integra LifeSciences Holdings Corp.[1]	32,000	1,247
Biogen Idec Inc.[1]	8,100	1,188
UCB SA2	19,654	1,131
		48,728

INFORMATION TECHNOLOGY — 17.38%
Google Inc., Class A1	14,000	9,931
Baidu, Inc., Class A (ADR)[1]	50,000	5,015
Facebook, Inc., Class A1	175,000	4,660
SINA Corp.[1]	80,000	4,018
Mail.ru Group Ltd. (GDR)[2]	90,000	3,124
Adobe Systems Inc.[1]	70,000	2,638
AAC Technologies Holdings Inc.[2]	600,000	2,122
Trimble Navigation Ltd.[1]	35,000	$ 2,092
eBay Inc.[1]	40,000	2,041
Delta Electronics, Inc.[2]	550,000	2,029
Computer Sciences Corp.	50,000	2,002
Yahoo! Inc.[1]	95,000	1,890
Autodesk, Inc.[1]	50,000	1,767
Logitech International SA	210,000	1,583
Avid Technology, Inc.[1]	85,000	644
		45,556

FINANCIALS — 10.90%
Sampo Oyj, Class A2	125,000	4,042
AIA Group Ltd.[2]	750,000	2,989
Longfor Properties Co. Ltd.[2]	1,400,000	2,791
Aberdeen Asset Management PLC[2]	470,000	2,787
Banco Santander, SA1,2	295,767	2,385
State Street Corp.	50,000	2,350
Marsh & McLennan Companies, Inc.	60,000	2,068
Fifth Third Bancorp	130,000	1,975
Deutsche Bank AG2	43,200	1,882
Principal Financial Group, Inc.	65,000	1,854
Assured Guaranty Ltd.	120,000	1,708
First American Financial Corp.	44,431	1,070
UBS AG2	42,538	669
		28,570

TELECOMMUNICATION SERVICES — 4.53%
Crown Castle International Corp.[1]	80,000	5,773
SOFTBANK CORP.[2]	86,000	3,147
MTN Group Ltd.[2]	90,000	1,892
Millicom International Cellular SA (SDR)[2]	12,200	1,060
		11,872

UTILITIES — 4.36%
ENN Energy Holdings Ltd.[2]	2,610,000	11,411

INDUSTRIALS — 3.28%
JG Summit Holdings, Inc.[2]	2,500,000	2,408
Ryanair Holdings PLC (ADR)	69,400	2,379
Verisk Analytics, Inc., Class A1	40,000	2,040
Serco Group PLC[2]	205,000	1,765
		8,592

MATERIALS — 1.33%
Monsanto Co.	24,800	2,348
Ube Industries, Ltd.[2]	475,000	1,142
		3,490

ENERGY — 0.58%
Schlumberger Ltd.	22,000	1,524

MISCELLANEOUS — 4.90%
Other common stocks in initial period of acquisition		12,840

Total common stocks (cost: $179,603,000)		225,128

	Principal amount	Value
Short-term securities — 14.69%	(000)	(000)

Wal-Mart Stores, Inc. 0.10% due 1/22/2013[3]	$5,500	$ 5,500
Freddie Mac 0.08%–0.16% due 4/16–5/3/2013	5,200	5,198
John Deere Credit Ltd. 0.20% due 2/12/2013[3]	5,000	4,999
Regents of the University of California 0.17% due 3/12/2013	4,400	4,399
Paccar Financial Corp. 0.14% due 1/2/2013	4,100	4,100
Federal Home Loan Bank 0.11% due 3/15/2013	3,800	3,800
Medtronic Inc. 0.17% due 2/14/2013[3]	3,400	3,399
Fannie Mae 0.14% due 2/13/2013	2,500	2,500
Walt Disney Co. 0.15% due 3/6/2013[3]	2,100	2,099
U.S. Treasury Bill 0.141% due 5/9/2013	1,400	1,400
Private Export Funding Corp. 0.26% due 6/18/2013[3]	1,100	1,098

Total short-term securities (cost: $38,490,000)		38,492

Total investment securities (cost: $218,093,000)		263,620
Other assets less liabilities		(1,535)

Net assets		$262,085

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $73,861,000, which represented 28.18% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,095,000, which represented 6.52% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

Global Growth FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 94.13%	Shares	(000)

CONSUMER DISCRETIONARY — 21.36%
Virgin Media Inc.	5,660,000	$ 208,005
Amazon.com, Inc.[1]	506,000	127,077
Toyota Motor Corp.[2]	1,492,500	69,665
Home Depot, Inc.	1,050,000	64,942
Honda Motor Co., Ltd.[2]	1,753,800	64,642
Naspers Ltd., Class N2	987,500	63,450
Burberry Group PLC[2]	2,635,000	53,950
Las Vegas Sands Corp.	973,601	44,941
priceline.com Inc.[1]	64,500	40,067
adidas AG2	422,000	37,608
Mr Price Group Ltd.[2]	2,232,100	37,288
Hyundai Mobis Co., Ltd.[2]	130,500	35,395
Kia Motors Corp.[2]	531,200	28,266
DIRECTV[1]	550,000	27,588
NIKE, Inc., Class B	520,000	26,832
Arcos Dorados Holdings Inc., Class A	2,055,000	24,578
Industria de Diseño Textil, SA2	166,700	23,354
Nikon Corp.[2]	650,000	19,190
Dongfeng Motor Group Co., Ltd., Class H2	11,428,000	17,996
Johnson Controls, Inc.	520,000	15,964
Suzuki Motor Corp.[2]	600,000	15,685
HUGO BOSS AG2	146,200	15,502
Harman International Industries, Inc.	250,000	11,160
McGraw-Hill Companies, Inc.	200,000	10,934
CBS Corp., Class B	275,500	10,483
Time Warner Inc.	196,000	9,375
Daimler AG2	54,000	2,951
Multi Screen Media Private Ltd. (PRIVATE)[1,2,3]	16,148	1,337
		1,108,225

FINANCIALS — 15.72%
Moody’s Corp.	2,529,900	127,305
AXA SA2	3,686,463	66,681
Industrial and Commercial Bank of China Ltd., Class H2	84,466,750	60,915
AIA Group Ltd.[2]	14,167,700	56,464
Prudential PLC[2]	3,313,747	46,238
Agricultural Bank of China, Class H2	85,023,000	42,755
HSBC Holdings PLC[2]	3,901,728	41,268
Housing Development Finance Corp. Ltd.[2]	2,600,000	39,660
China Life Insurance Co. Ltd., Class H2	11,240,000	37,071
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,025,300	32,769
JPMorgan Chase & Co.	700,000	30,779
ICICI Bank Ltd.[2]	1,325,000	$ 27,910
Sanlam Ltd.[2]	4,680,000	25,036
BNP Paribas SA2	400,000	22,547
Goldman Sachs Group, Inc.	165,000	21,047
CIMB Group Holdings Bhd.[2]	7,500,000	18,734
Wells Fargo & Co.	500,000	17,090
Citigroup Inc.	400,000	15,824
East West Bancorp, Inc.	700,000	15,043
ACE Ltd.	177,000	14,125
Hongkong Land Holdings Ltd.[2]	2,000,000	14,066
BDO Unibank, Inc.[1,2]	7,553,333	13,418
CME Group Inc., Class A	251,700	12,764
Bank of Nova Scotia	170,190	9,831
Allianz SE2	43,500	6,026
Chongqing Rural Commercial Bank Co., Ltd., Class H2	382,000	213
		815,579

HEALTH CARE — 12.98%
Novo Nordisk A/S, Class B2	698,200	114,030
Gilead Sciences, Inc.[1]	1,255,000	92,180
UnitedHealth Group Inc.	1,010,000	54,782
Merck & Co., Inc.	970,000	39,712
Novartis AG2	580,000	36,721
Vertex Pharmaceuticals Inc.[1]	800,000	33,552
Bayer AG2	349,300	33,170
UCB SA2	515,020	29,629
Sonic Healthcare Ltd.[2]	2,036,407	28,436
Celgene Corp.[1]	346,800	27,300
Baxter International Inc.	390,000	25,997
Grifols, SA, Class B (ADR)[1]	866,250	22,462
Bristol-Myers Squibb Co.	601,300	19,596
Roche Holding AG2	90,000	18,335
Express Scripts Holding Co.[1]	325,000	17,550
AstraZeneca PLC[2]	322,000	15,223
Intuitive Surgical, Inc.[1]	31,000	15,201
Mindray Medical International Ltd., Class A (ADR)	435,000	14,225
Regeneron Pharmaceuticals, Inc.[1]	81,000	13,857
Hospira, Inc.[1]	380,000	11,871
Edwards Lifesciences Corp.[1]	105,000	9,468
		673,297

INFORMATION TECHNOLOGY — 11.69%
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	17,100,000	57,232
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	25,740
Google Inc., Class A1	80,000	56,750
Texas Instruments Inc.	1,630,000	50,432
ASML Holding NV (New York registered)	647,177	41,685
ASML Holding NV2	85,556	5,539
TE Connectivity Ltd.	1,266,250	47,003
Nintendo Co., Ltd.[2]	411,000	43,854
ASM Pacific Technology Ltd.[2]	3,400,000	41,735
TDK Corp.[2]	1,134,000	41,237
Rackspace Hosting, Inc.[1]	450,000	33,421
Samsung Electronics Co. Ltd.[2]	20,845	29,834
Oracle Corp.	840,000	27,989
Microsoft Corp.	740,000	19,780
Baidu, Inc., Class A (ADR)[1]	165,000	16,548
Amphenol Corp.	200,000	12,940
salesforce.com, inc.[1]	70,000	11,767
Infineon Technologies AG2	1,425,000	$ 11,563
KLA-Tencor Corp.	235,000	11,224
Apple Inc.	20,000	10,661
Avago Technologies Ltd.	310,000	9,815
		606,749

CONSUMER STAPLES — 10.95%
Anheuser-Busch InBev NV2	1,173,325	102,535
Nestlé SA2	1,340,000	87,333
Unilever NV, depository receipts[2]	2,200,000	83,014
Shoprite Holdings Ltd.[2]	3,055,000	74,250
Pernod Ricard SA2	541,939	63,725
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	26,224
SABMiller PLC[2]	500,000	23,534
Coca-Cola Co.	635,000	23,019
Alimentation Couche-Tard Inc., Class B	430,000	21,152
PepsiCo, Inc.	265,000	18,134
Kimberly-Clark de México, SAB de CV, Class A	6,900,000	17,594
Procter & Gamble Co.	200,000	13,578
Avon Products, Inc.	695,800	9,992
Coca-Cola Hellenic Bottling Co. SA1,2	180,000	4,258
		568,342

INDUSTRIALS — 6.90%
United Technologies Corp.	775,000	63,558
Vallourec SA2	860,000	44,880
Geberit AG2	200,000	44,276
IDEX Corp.	536,700	24,973
Boeing Co.	300,000	22,608
Qantas Airways Ltd.[1,2]	14,000,000	22,012
KBR, Inc.	600,000	17,952
Masco Corp.	900,000	14,994
Marubeni Corp.[2]	2,000,000	14,332
Eaton Corp. PLC	250,000	13,550
Singapore Technologies Engineering Ltd[2]	4,000,000	12,626
Komatsu Ltd.[2]	425,700	10,893
Siemens AG2	100,000	10,869
Ryanair Holdings PLC (ADR)	313,100	10,733
Intertek Group PLC[2]	205,000	10,346
Schneider Electric SA2	130,000	9,696
Union Pacific Corp.	47,000	5,909
Kubota Corp.[2]	340,000	3,905
		358,112

ENERGY — 6.00%
Oil Search Ltd.[2]	6,973,952	51,251
Royal Dutch Shell PLC, Class B (ADR)	320,100	22,692
Royal Dutch Shell PLC, Class B2	574,666	20,339
TOTAL SA2	713,000	36,903
INPEX CORP.[2]	6,670	35,597
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,400,000	27,258
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	7,334
Canadian Natural Resources, Ltd.	961,400	27,681
Chevron Corp.	250,000	27,035
Tourmaline Oil Corp.[1]	500,000	15,698
Imperial Oil Ltd.	257,928	11,080
Schlumberger Ltd.	150,000	10,393
Transocean Ltd.	225,000	10,046
Cairn India Ltd.[2]	1,335,000	7,818
		311,125

MATERIALS — 4.56%
Steel Dynamics, Inc.	3,112,332	$ 42,732
Sigma-Aldrich Corp.	485,000	35,686
Northam Platinum Ltd.[2]	6,980,464	31,539
Dow Chemical Co.	865,000	27,957
Rio Tinto PLC[2]	400,000	23,309
Akzo Nobel NV2	270,600	17,856
Glencore International PLC[2]	3,000,000	17,483
FMC Corp.	252,000	14,747
Newmont Mining Corp.	300,000	13,932
Chr. Hansen Holding A/S2	220,000	7,173
Alcoa Inc.	500,000	4,340
		236,754

TELECOMMUNICATION SERVICES — 1.42%
SOFTBANK CORP.[2]	836,900	30,624
TalkTalk Telecom Group PLC[2]	5,625,000	21,787
MTN Group Ltd.[2]	675,000	14,187
NII Holdings, Inc., Class B1	600,000	4,278
China Telecom Corp. Ltd., Class H2	4,851,000	2,718
		73,594

UTILITIES — 0.70%
CLP Holdings Ltd.[2]	1,600,000	13,436
National Grid PLC[2]	1,038,934	11,900
GDF SUEZ[2]	546,010	11,250
		36,586

MISCELLANEOUS — 1.85%
Other common stocks in initial period of acquisition		96,063

Total common stocks (cost: $3,547,850,000)		4,884,426

	Principal amount
Short-term securities — 6.65%	(000)

Fannie Mae 0.12%–0.16% due 2/14–5/16/2013	$69,900	69,890
Federal Home Loan Bank 0.11%–0.152% due 3/4–4/1/2013	59,100	59,097
Freddie Mac 0.075%–0.16% due 3/21–7/1/2013	51,800	51,777
U.S. Treasury Bills 0.135%–0.136% due 1/24–3/21/2013	34,400	34,398
KfW 0.21% due 3/21/2013[4]	33,025	33,018
Québec (Province of) 0.18% due 1/17/2013[4]	25,000	24,997
Total Capital Canada Ltd. 0.13% due 1/11/2013[4]	19,700	19,699
Thunder Bay Funding, LLC 0.20% due 1/7/2013[4]	18,733	18,732
Bank of Nova Scotia 0.02% due 1/2/2013	17,000	17,000
Province of Ontario 0.15% due 1/22/2013	16,600	16,598

Total short-term securities (cost: $345,161,000)		345,206

Total investment securities (cost: $3,893,011,000)		5,229,632
Other assets less liabilities		(40,570)

Net assets		$5,189,062

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,554,924,000, which represented 49.24% of the net assets of the fund. This amount includes $2,553,587,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.
[4]	Acquired in a transaction exempt from registration under 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $96,446,000, which represented 1.86% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 91.22%	Shares	(000)

CONSUMER DISCRETIONARY — 22.69%
Galaxy Entertainment Group Ltd.[1,2]	27,238,000	$108,648
Netflix, Inc.[1]	839,400	77,880
Lions Gate Entertainment Corp.[1]	3,967,000	65,059
Melco Crown Entertainment Ltd. (ADR)[1]	3,277,763	55,198
Penske Automotive Group, Inc.	1,205,000	36,258
Paddy Power PLC[2]	372,500	30,703
Bloomberry Resorts Corp.[1,2]	85,811,500	27,592
PT MNC Sky Vision Tbk[1,2]	88,322,500	22,020
PT Global Mediacom Tbk[2]	78,882,000	19,685
Golden Eagle Retail Group Ltd.[2]	7,845,000	19,557
Minth Group Ltd.[2]	16,792,000	19,422
Tesla Motors, Inc.[1]	570,000	19,306
Wendy’s Co.	4,095,000	19,247
Hankook Tire Co., Ltd.[2]	418,940	18,513
zooplus AG, non-registered shares[1,2,3]	357,716	15,118
Chow Sang Sang Holdings International Ltd.[2]	5,838,300	13,738
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	13,735
Hyundai Home Shopping Co., Ltd.[2]	116,022	13,152
REXLot Holdings Ltd.[2]	162,500,000	12,409
Group 1 Automotive, Inc.	200,000	12,398
Mood Media Corp.[1]	2,694,000	5,065
Mood Media Corp.[1,4]	2,125,000	3,995
Mood Media Corp. (CDI) (GBP denominated)[1,4]	1,335,000	2,510
Entertainment One Ltd.[1,2]	3,885,300	10,404
Minor International PCL[2]	16,013,200	10,306
CTC Media, Inc.	1,285,372	10,000
Mando Corp.[2]	76,100	9,188
Major Cineplex Group PCL[2]	14,500,000	9,043
Betfair Group PLC[2]	805,000	9,024
Weight Watchers International, Inc.	165,000	8,639
Cheil Worldwide Inc.[2]	413,500	8,344
Zhongsheng Group Holdings Ltd.[2]	5,210,000	7,956
Toll Brothers, Inc.[1]	225,000	7,274
John Wiley & Sons, Inc., Class A	174,296	6,785
Rightmove PLC[2]	293,665	6,765
Parkson Retail Asia Ltd.[2]	6,212,000	6,706
Churchill Downs Inc.	100,000	6,645
Brunswick Corp.	224,500	6,531
China Lodging Group, Ltd. (ADR)[1]	379,000	6,462
CDON Group AB1,2	1,023,288	6,302
Ekornes ASA[2]	293,100	4,888
Intercontinental Hotels Group PLC[2]	161,991	4,555
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	4,354
Phorm Corp. Ltd.[1,2,3,4]	5,260,000	$ 4,272
Mothercare PLC[2]	750,000	4,143
Halfords Group PLC[2]	700,000	3,799
CJ Home Shopping Co., Ltd.[2]	13,700	3,559
Delticom AG2	83,000	3,539
Parkson Retail Group Ltd.[2]	3,635,500	2,974
POLYTEC Holding AG, non-registered shares[2]	364,350	2,827
HT Media Ltd.[2]	1,417,000	2,779
Stella International Holdings Ltd.[2]	848,000	2,299
American Axle & Manufacturing Holdings, Inc.[1]	202,000	2,262
Inchcape PLC[2]	321,000	2,258
Sportingbet PLC[2]	2,029,510	1,766
Café de Coral Holdings Ltd.[2]	508,000	1,446
China Zenix Auto International Ltd. (ADR)	428,500	1,281
Gourmet Master Co., Ltd.[2]	84,943	559
T4F Entretenimento SA, ordinary nominative	137,500	526
Ten Alps PLC[1,2]	2,600,000	111
Five Star Travel Corp.[1,2,4]	219,739	60
CEC Unet PLC[1,2]	14,911,148	—
		821,839

INDUSTRIALS — 12.61%
International Container Terminal Services, Inc.[2]	34,610,000	62,456
Intertek Group PLC[2]	1,220,000	61,568
Polypore International, Inc.[1]	688,000	31,992
AirAsia Bhd.[2]	22,400,000	20,176
ITT Corp.	774,000	18,158
JVM Co., Ltd.[1,2,3]	411,500	17,850
Blount International, Inc.[1]	1,125,000	17,797
Goodpack Ltd.[2]	11,478,000	17,312
Cebu Air, Inc.[2]	11,450,000	17,272
Herman Miller, Inc.	720,000	15,422
Moog Inc., Class A1	322,100	13,216
Frigoglass SAIC[1,2]	1,626,030	11,338
Prysmian SpA[2]	525,000	10,622
Alliance Global Group, Inc.[2]	23,370,000	9,551
Northgate PLC[2]	1,838,270	9,292
Thermon Group Holdings, Inc.[1]	410,000	9,237
PT AKR Corporindo Tbk[2]	21,149,500	9,137
Globaltrans Investment PLC (GDR)[2,4]	270,600	4,522
Globaltrans Investment PLC (GDR)[2]	194,400	3,249
Dynasty Ceramic PCL[2]	4,655,000	6,949
BELIMO Holding AG2	3,450	6,673
Waste Connections, Inc.	194,600	6,576
Standard Parking Corp.[1]	295,900	6,507
NORMA Group AG, non-registered shares[2]	204,500	5,746
Proto Labs, Inc.[1]	139,830	5,512
S1 Corp.[2]	70,000	4,580
Hays PLC[2]	3,180,000	4,272
Pfeiffer Vacuum Technology AG, non-registered shares[2]	32,000	3,875
Uponor Oyj[2]	303,000	3,840
Carborundum Universal Ltd.[2]	1,350,000	3,682
Geberit AG2	16,500	3,653
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	205,400	3,411
Houston Wire & Cable Co.	267,600	3,283
MISUMI Group Inc.[2]	119,800	3,251
ITE Group PLC[2]	760,000	3,050
SATS Ltd.[2]	1,250,000	2,974
American Science and Engineering, Inc.	41,400	2,700
Johnson Electric Holdings Ltd.[2]	3,040,000	$ 2,036
Leoch International Technology Ltd.[2]	12,455,000	1,972
Beacon Roofing Supply, Inc.[1]	55,620	1,851
Praj Industries Ltd.[2]	2,050,000	1,829
Douglas Dynamics, Inc.	115,713	1,665
Boer Power Holdings Ltd.[2]	3,194,000	1,549
Gujarat Pipavav Port Ltd.[1,2]	1,700,000	1,549
TD Power Systems Ltd.[2]	343,200	1,420
Chemring Group PLC[2]	245,000	918
Amara Raja Batteries Ltd.[2]	135,712	592
Aker Philadelphia Shipyard ASA[1,2]	99,637	247
Pursuit Dynamics PLC[1,2]	4,102,637	171
Securitas AB, Class B2	5,390	47
		456,547

HEALTH CARE — 11.33%
Synageva BioPharma Corp.[1]	1,093,898	50,636
BioMarin Pharmaceutical Inc.[1]	869,800	42,838
Illumina, Inc.[1]	706,400	39,269
athenahealth, Inc.[1]	389,798	28,631
Fleury SA, ordinary nominative	1,684,400	18,962
Hikma Pharmaceuticals PLC[2]	1,491,000	18,660
Volcano Corp.[1]	739,167	17,452
Orthofix International NV1	396,600	15,598
VCA Antech, Inc.[1]	665,000	13,998
Orexigen Therapeutics, Inc.[1]	2,445,000	12,885
Cruz Blanca Salud SA	9,710,000	12,372
Hill-Rom Holdings, Inc.	428,771	12,220
JSC Pharmstandard (GDR)[1,2]	606,865	10,250
ABIOMED, Inc.[1]	702,175	9,451
Mauna Kea Technologies SA1,2	555,400	9,095
GN Store Nord AS2	563,000	8,258
MD Medical Group Investments PLC (GDR)[1,2,4]	470,900	5,872
MD Medical Group Investments PLC (GDR)[1,2]	124,100	1,547
ArthroCare Corp.[1]	204,639	7,078
Myriad Genetics, Inc.[1]	251,400	6,851
Exelixis, Inc.[1]	1,400,000	6,398
Endo Health Solutions Inc.[1]	226,658	5,954
Medidata Solutions, Inc.[1]	144,934	5,680
Luminex Corp.[1]	301,597	5,055
NuVasive, Inc.[1]	304,800	4,712
Merck Ltd.[1,2]	370,857	4,406
Fisher & Paykel Healthcare Corp. Ltd.[2]	2,115,000	4,337
Emergent BioSolutions Inc.[1]	250,000	4,010
QRxPharma Ltd.[1,2]	4,129,927	3,865
Cadence Pharmaceuticals, Inc.[1]	740,000	3,545
CFR Pharmaceuticals SA	12,870,000	3,253
Tsumura & Co.[2]	105,000	3,164
Hologic, Inc.[1]	140,000	2,804
Amplifon SpA[2]	545,000	2,707
STENTYS SA1,2	126,040	2,163
EOS imaging SA1,2	380,000	2,108
Genomma Lab Internacional, SAB de CV, Series B1	1,000,000	2,057
St.Shine Optical Co. Ltd.[2]	105,000	1,598
Savient Pharmaceuticals, Inc.[1]	540,000	567
		410,306

INFORMATION TECHNOLOGY — 10.68%
AAC Technologies Holdings Inc.[2]	11,687,100	41,325
Hittite Microwave Corp.[1]	664,400	41,259
Kingboard Chemical Holdings Ltd.[2]	7,326,000	26,378
Liquidity Services, Inc.[1]	528,149	$ 21,580
Itron, Inc.[1]	458,500	20,426
Youku Inc., Class A (ADR)[1]	1,100,000	20,064
Kingboard Laminates Holdings Ltd.[2]	37,079,600	17,196
Dialog Semiconductor PLC[1,2]	930,000	16,326
OpenTable, Inc.[1]	292,789	14,288
Semtech Corp.[1]	471,000	13,635
SINA Corp.[1]	250,000	12,555
PChome Online Inc.[2]	2,637,394	12,248
Spectris PLC[2]	340,000	11,389
Demand Media, Inc.[1]	1,117,900	10,385
Angie’s List, Inc.[1]	778,280	9,332
Cardtronics, Inc.[1]	376,200	8,931
Hana Microelectronics PCL[2]	11,370,000	8,496
Delta Electronics (Thailand) PCL[2]	7,332,800	7,701
Rovi Corp.[1]	474,550	7,322
Monster Worldwide, Inc.[1]	1,186,000	6,665
SciQuest, Inc.[1]	403,900	6,406
OBIC Co., Ltd.[2]	29,230	5,817
Fusion-io, Inc.[1]	234,100	5,368
Halma PLC[2]	682,500	5,144
Kingdee International Software Group Co. Ltd.[1,2]	26,670,400	5,064
Power Integrations, Inc.	142,900	4,803
Immersion Corp.[1]	563,300	3,870
Agilysys, Inc.[1]	432,284	3,618
Splunk Inc.[1]	98,700	2,864
Tangoe, Inc.[1]	220,000	2,611
VTech Holdings Ltd.[2]	230,000	2,584
RealPage, Inc.[1]	118,700	2,560
Playtech Ltd.[2]	285,000	2,010
AOL Inc.[1]	64,909	1,922
Comverse Technology, Inc.[1]	470,000	1,805
ExactTarget, Inc.[1]	80,585	1,612
China High Precision Automation Group Ltd.[2]	19,890,000	1,027
Remark Media, Inc.[1]	190,216	331
Remark Media, Inc.[1,2,4]	67,431	84
		387,001

ENERGY — 8.40%
InterOil Corp.[1]	1,339,035	74,357
Ophir Energy PLC[1,2]	4,379,700	36,487
Providence Resources PLC[1,2]	2,490,250	24,682
Amerisur Resources PLC[1,2]	27,117,360	20,433
Comstock Resources, Inc.[1]	1,255,595	18,997
African Petroleum Corp. Ltd.[1,2]	13,550,909	16,038
Kodiak Oil & Gas Corp.[1]	1,800,000	15,930
Ultra Petroleum Corp.[1]	705,000	12,782
BPZ Resources, Inc.[1]	3,337,953	10,515
Exillon Energy PLC[1,2]	3,546,000	9,965
Carrizo Oil & Gas, Inc.[1]	465,000	9,728
Cimarex Energy Co.	124,000	7,158
Oasis Petroleum Inc.[1]	224,000	7,123
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.[2]	11,694,000	6,267
Circle Oil PLC[1,2]	22,687,000	5,853
Tethys Petroleum Ltd.[1]	8,112,100	4,240
Tethys Petroleum Ltd. (GBP denominated)[1,2]	763,450	430
International Petroleum Ltd.[1]	54,894,353	4,105
HollyFrontier Corp.	80,500	3,747
Gulf Keystone Petroleum Ltd.[1,2,4]	1,250,000	3,671
Canadian Overseas Petroleum Ltd.[1,3,4]	8,000,000	1,448
Canadian Overseas Petroleum Ltd.[1,3]	6,720,000	$ 1,216
Borders & Southern Petroleum PLC[1,2]	7,028,100	2,263
Wildhorse Energy Ltd.[1,2,3]	16,227,016	1,490
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2,3]	7,225,777	681
Forum Energy Technologies, Inc.[1]	85,000	2,104
Goodrich Petroleum Corp.[1]	210,000	1,957
LNG Energy Ltd.[1,4]	16,500,000	663
0915988 B.C. Ltd.[1,2,5]	98,500	5
		304,335

FINANCIALS — 5.88%
Ocwen Financial Corp.[1]	1,269,000	43,895
Home Loan Servicing Solutions, Ltd.	1,281,000	24,211
National Financial Partners Corp.[1]	1,273,700	21,831
Starwood Property Trust, Inc.	655,000	15,039
K. Wah International Holdings Ltd.[2]	29,119,368	14,210
Siam Future Development PCL, nonvoting depository receipt[2]	27,579,000	6,377
Siam Future Development PCL[2]	10,232,700	2,366
ARA Asset Management Ltd.[2]	5,407,600	7,216
SVB Financial Group[1]	107,600	6,022
Airesis SA1,2,3	3,294,151	6,017
Primerica, Inc.	200,000	6,002
Fibra Uno Administración, SA de CV	1,869,300	5,640
Hemaraj Land and Development PCL, nonvoting depositary receipt[2]	55,750,000	5,514
Banco ABC Brasil SA, preferred nominative	616,551	4,252
PT Agung Podomoro Land Tbk[2]	108,989,000	4,180
Banco Pine SA, preferred nominative	542,192	3,972
Assured Guaranty Ltd.	275,000	3,913
Mahindra Lifespace Developers Ltd.[2]	518,356	3,845
Old Republic International Corp.	350,000	3,727
Globe Trade Center SA1,2	1,062,766	3,436
Punjab & Sind Bank[2]	2,425,000	3,210
East West Bancorp, Inc.	142,500	3,062
ING Vysya Bank Ltd.[2]	260,000	2,496
Paraná Banco SA, preferred nominative	361,380	2,444
First American Financial Corp.	100,090	2,411
Supalai PCL[2]	4,030,000	2,339
Banco Daycoval SA, preferred nominative	364,300	1,806
Wing Tai Holdings Ltd.[2]	990,665	1,518
First Southern Bancorp, Inc.[2,5]	232,830	1,083
Bao Viet Holdings[2]	462,777	858
		212,892

CONSUMER STAPLES — 5.51%
Green Mountain Coffee Roasters, Inc.[1]	787,000	32,550
Puregold Price Club, Inc.[2]	37,418,000	30,105
Brazil Pharma SA, ordinary nominative	3,744,600	26,336
Wumart Stores, Inc., Class H2	8,963,000	19,476
Super Group Ltd.[2]	6,420,000	17,089
Hypermarcas SA, ordinary nominative[1]	1,853,800	15,048
Kernel Holding SA1,2	572,000	12,404
O’Key Group SA (GDR)[2]	776,500	9,140
Petra Foods Ltd.[2]	2,630,000	7,450
Coca-Cola Icecek AS, Class C2	260,000	5,402
Vinda International Holdings Ltd.[2]	3,880,000	5,357
HITEJINRO CO., LTD.[2]	162,854	4,638
Strauss Group Ltd.[2]	307,277	4,046
Sundrug Co., Ltd.[2]	97,500	3,330
PT Sumber Alfaria Trijaya Tbk[2]	5,000,000	2,724
Godrej Consumer Products Ltd.[2]	183,281	$ 2,422
McBride PLC[1,2]	935,000	2,030
FANCL Corp.[2]	6,100	64
		199,611

MATERIALS — 5.18%
Kenmare Resources PLC[1,2]	54,706,150	28,570
African Minerals Ltd.[1,2]	3,987,000	20,790
Ube Industries, Ltd.[2]	5,275,000	12,686
PolyOne Corp.	495,168	10,111
Time Technoplast Ltd.[2,3]	11,888,000	9,590
Symrise AG2	250,000	8,951
FUCHS PETROLUB AG2	123,000	8,612
Sirius Minerals PLC[1,2]	18,934,910	8,289
Arkema SA2	75,000	7,886
Cape Lambert Resources Ltd.[1,2]	25,000,000	7,358
AptarGroup, Inc.	145,500	6,943
Yingde Gases Group Co. Ltd.[2]	6,350,000	6,534
Cheil Industries Inc.[2]	69,500	6,151
J.K. Cement Ltd.[2]	907,767	5,864
Duluth Metals Ltd.[1]	2,299,700	5,711
Hummingbird Resources PLC[1,2,3]	3,475,000	4,030
Mwana Africa PLC[1,2,4]	45,892,101	3,843
Mwana Africa PLC[1,2]	192,500	16
Tiangong International Co. Ltd.[2]	14,826,000	3,585
Boral Ltd.[2]	760,000	3,496
Sika AG, non-registered shares[2]	1,450	3,361
SOL SpA[2]	520,000	2,741
Sylvania Platinum Ltd. (CDI)[2,3]	15,000,000	2,309
United Phosphorus Ltd.[2]	710,000	1,717
Valspar Corp.	26,800	1,672
China Forestry Holdings Co., Ltd.[2]	26,858,000	1,645
Engro Corp. Ltd.[2]	1,467,180	1,389
Rusoro Mining Ltd.[1]	25,530,432	1,154
Huntsman Corp.	68,600	1,091
Ausgold Ltd.[1,2]	5,000,000	739
Gold Road Resources Ltd.[1,2]	4,180,000	570
Hard Creek Nickel Corp.[1]	1,797,100	145
Orsu Metals Corp.[1]	588,231	59
		187,608

UTILITIES — 3.54%
ENN Energy Holdings Ltd.[2]	22,239,700	97,237
Glow Energy PCL[2]	3,930,000	9,982
APR Energy PLC[2]	685,199	9,124
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	4,500
Greenko Group PLC[1,2]	1,850,000	3,932
Energy World Corp. Ltd.[1,2]	8,882,994	3,467
		128,242

TELECOMMUNICATION SERVICES — 0.65%
tw telecom inc.[1]	250,000	6,368
Total Access Communication PCL[2]	1,602,200	4,642
Leap Wireless International, Inc.[1]	671,293	4,464
Telephone and Data Systems, Inc.	192,830	4,269
MetroPCS Communications, Inc.[1]	226,700	2,253
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,482
		23,478
MISCELLANEOUS — 4.75%
Other common stocks in initial period of acquisition		$ 171,995

Total common stocks (cost: $2,626,483,000)		3,303,854

Preferred securities — 0.16%	Shares

FINANCIALS — 0.16%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	223,160	5,775

Total preferred securities (cost: $4,898,000)		5,775

Rights & warrants — 0.00%

ENERGY — 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,2,3,4]	4,000,000	52
Leni Gas & Oil PLC, warrants, expire 2013[1,2,4]	12,750,000	—
		52

MATERIALS — 0.00%
Duluth Exploration Ltd., warrants, expire 2013[1,2]	24,060	3

Total rights & warrants (cost: $1,084,000)		55

	Shares or
Convertible securities — 0.31%	principal amount

HEALTH CARE — 0.25%
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[1,2,3,5]	1,904,544	5,274
bluebird bio, Inc., Series D, convertible preferred[1,2,5]	7,125,914	3,722
		8,996

FINANCIALS — 0.06%
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,486
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,5]	398	687
		2,173

Total convertible securities (cost: $10,223,000)		11,169

	Principal amount
Bonds, notes & other debt instruments — 0.21%	(000)

U.S. TREASURY BONDS & NOTES — 0.08%
U.S. Treasury 0.25% 2014	$3,000	3,001

TELECOMMUNICATION SERVICES — 0.07%
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[4]	1,325	1,431
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[4]	1,205	1,301
		2,732

FINANCIALS — 0.06%
First Niagara Financial Group, Inc. 7.25% 2021	1,700	2,030

Total bonds, notes & other debt instruments (cost: $6,748,000)		7,763

	Principal amount	Value
Short-term securities — 8.14%	(000)	(000)

GlaxoSmithKline Finance PLC 0.15%–0.16% due 1/4–2/7/2013[4]	$48,800	$ 48,795
Freddie Mac 0.115%–0.17% due 1/17–4/16/2013	43,500	43,496
National Australia Funding (Delaware) Inc. 0.185%–0.20% due 1/22–2/4/2013[4]	39,200	39,196
Fannie Mae 0.16% due 3/1–3/5/2013	36,600	36,597
Australia & New Zealand Banking Group, Ltd. 0.20% due 3/11/2013[4]	22,000	21,993
Sumitomo Mitsui Banking Corp. 0.17% due 1/10/2013[4]	21,200	21,199
Federal Home Loan Bank 0.115% due 3/13/2013	18,100	18,099
Victory Receivables Corp. 0.20% due 1/18/2013[4]	17,800	17,798
Regents of the University of California 0.18% due 2/1/2013	17,600	17,597
Bank of Nova Scotia 0.02%–0.205% due 1/2–1/23/2013	11,800	11,799
Nordea North America, Inc. 0.22% due 2/1/2013	9,200	9,198
Federal Farm Credit Banks 0.15% due 3/11/2013	8,900	8,900

Total short-term securities (cost: $294,646,000)		294,667

Total investment securities (cost: $2,944,082,000)		3,623,283
Other assets less liabilities		(1,627)

Net assets		$3,621,656

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,706,316,000, which represented 47.11% of the net assets of the fund. This amount includes $1,692,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $182,705,000, which represented 5.04% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred	3/29–12/14/2012	$ 5,274	$ 5,274.15%
bluebird bio, Inc., Series D, convertible preferred	7/10/2012	3,551	3,722.10
First Southern Bancorp, Inc.	12/17/2009	4,913	1,083.03
First Southern Bancorp, Inc.,
Series C, convertible preferred	12/17/2009	398	687.02
0915988 B.C. Ltd.	4/23/2012	5	5.00
Total restricted securities		$14,141	$10,771.30%

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

GBP = British pounds

Growth FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 95.49%	Shares	(000)

CONSUMER DISCRETIONARY — 20.54%
Amazon.com, Inc.[1]	2,951,800	$ 741,315
Home Depot, Inc.	9,451,000	584,544
lululemon athletica inc.[1]	6,580,000	501,593
Wynn Macau, Ltd.[1,2]	155,313,600	428,034
Johnson Controls, Inc.	6,499,100	199,522
Harman International Industries, Inc.[3]	3,581,000	159,856
NIKE, Inc., Class B	2,510,000	129,516
Tiffany & Co.	2,253,000	129,187
Las Vegas Sands Corp.	2,719,900	125,551
DIRECTV[1]	2,290,000	114,866
Time Warner Inc.	2,333,333	111,603
Comcast Corp., Class A	2,890,800	108,058
Starbucks Corp.	2,000,000	107,240
CarMax, Inc.[1]	2,500,000	93,850
Marriott International, Inc., Class A	2,395,123	89,266
Virgin Media Inc.	2,420,000	88,935
Liberty Media Corp., Class A1	753,361	87,397
Hyatt Hotels Corp., Class A1	2,110,000	81,383
Lowe’s Companies, Inc.	2,246,000	79,778
Wynn Resorts, Ltd.	688,200	77,416
L’Occitane International SA2	23,700,000	75,363
Expedia, Inc.	1,087,500	66,827
Industria de Diseño Textil, SA2	427,300	59,864
Sturm, Ruger & Co., Inc.[3]	1,245,000	56,523
Shaw Communications Inc., Class B, nonvoting	2,218,000	50,970
Toyota Motor Corp.[2]	765,000	35,707
Time Warner Cable Inc.	315,000	30,615
CBS Corp., Class B	755,000	28,728
News Corp., Class A	1,080,000	27,583
Groupon, Inc., Class A1	5,064,896	24,717
Swatch Group Ltd, non-registered shares[2]	47,000	24,188
Ford Motor Co.	1,400,000	18,130
Burberry Group PLC[2]	675,000	13,820
Penn National Gaming, Inc.[1]	209,116	10,270
		4,562,215

FINANCIALS — 16.67%
Wells Fargo & Co.	16,488,296	563,570
Berkshire Hathaway Inc., Class A1	2,555	342,523
Bank of America Corp.	20,000,000	232,000
American Express Co.	4,000,000	229,920
Goldman Sachs Group, Inc.	1,594,000	203,331
Citigroup Inc.	4,514,000	178,574
Onex Corp.	3,945,500	$ 166,078
JPMorgan Chase & Co.	3,308,920	145,493
YES BANK Ltd.[2]	16,465,000	140,008
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	77,499
Fairfax Financial Holdings Ltd.	162,600	58,699
Aon PLC, Class A	2,430,000	135,108
Agricultural Bank of China, Class H2	261,494,000	131,497
XL Group PLC	4,500,000	112,770
Legal & General Group PLC[2]	46,658,246	112,643
ACE Ltd.	1,393,000	111,161
American International Group, Inc.[1]	2,833,300	100,016
Arch Capital Group Ltd.[1]	1,800,000	79,236
American Tower Corp.	985,000	76,111
Morgan Stanley	3,000,000	57,360
ICICI Bank Ltd. (ADR)	1,130,000	49,279
Marsh & McLennan Companies, Inc.	1,300,000	44,811
AMP Ltd.[2]	8,486,711	43,137
HDFC Bank Ltd. (ADR)	970,000	39,498
CME Group Inc., Class A	771,300	39,113
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	2,360,000	38,185
Toronto-Dominion Bank	425,000	35,783
Bond Street Holdings LLC, Class A1,2,4	1,625,000	27,479
Charles Schwab Corp.	1,810,000	25,992
Sterling Financial Corp.[5]	1,221,592	25,507
W. R. Berkley Corp.	655,000	24,720
First Republic Bank	690,000	22,618
Bank of Nova Scotia	320,000	18,485
MB Financial, Inc.	826,500	16,323
		3,704,527

INFORMATION TECHNOLOGY — 13.61%
Google Inc., Class A1	819,000	580,974
Apple Inc.	872,736	465,194
salesforce.com, inc.[1]	1,546,136	259,905
ASML Holding NV2	1,947,903	126,106
ASML Holding NV (New York registered)	1,617,000	104,151
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	64,813,000	216,923
Texas Instruments Inc.	3,865,000	119,583
Rackspace Hosting, Inc.[1]	1,570,000	116,604
Concur Technologies, Inc.[1]	1,700,000	114,784
Arm Holdings PLC[2]	8,525,000	109,009
Oracle Corp.	2,940,000	97,961
International Business Machines Corp.	450,000	86,198
Cymer, Inc.[1]	851,595	77,010
LinkedIn Corp., Class A1	635,000	72,911
Facebook, Inc., Class A1	2,515,000	66,974
Dolby Laboratories, Inc., Class A	2,166,221	63,535
Linear Technology Corp.	1,775,000	60,883
Avago Technologies Ltd.	1,865,700	59,068
Autodesk, Inc.[1]	1,570,000	55,500
Broadcom Corp., Class A	1,646,000	54,664
TE Connectivity Ltd.	1,079,125	40,057
Amphenol Corp., Class A	570,000	36,879
Hon Hai Precision Industry Co., Ltd.[2]	6,050,000	18,650
Mail.ru Group Ltd. (GDR)[2,5]	266,416	9,248
Mail.ru Group Ltd. (GDR)[2]	86,584	3,006
NetApp, Inc.[1]	229,600	7,703
		3,023,480

HEALTH CARE — 13.02%
Intuitive Surgical, Inc.[1]	1,128,000	$ 553,137
Gilead Sciences, Inc.[1]	5,145,000	377,900
Grifols, SA, Class A1,2	5,900,000	207,582
Grifols, SA, Class B1,2	1,215,850	30,614
Regeneron Pharmaceuticals, Inc.[1]	1,145,000	195,875
UnitedHealth Group Inc.	3,510,000	190,382
Baxter International Inc.	2,782,100	185,455
Celgene Corp.[1]	1,893,341	149,044
Edwards Lifesciences Corp.[1]	1,500,000	135,255
Incyte Corp.[1,3]	7,910,000	131,385
Vertex Pharmaceuticals Inc.[1]	2,840,000	119,110
Express Scripts Holding Co.[1]	2,172,500	117,315
Allergan, Inc.	1,155,000	105,948
Pharmacyclics, Inc.[1]	1,617,317	93,643
Illumina, Inc.[1]	1,515,000	84,219
Humana Inc.	750,000	51,472
Arena Pharmaceuticals, Inc.[1]	5,000,000	45,100
Hologic, Inc.[1]	1,938,381	38,826
Merck & Co., Inc.	600,000	24,564
Bristol-Myers Squibb Co.	750,000	24,443
InnovaCare Inc. 144A1,2,5	2,843,000	18,316
Onyx Pharmaceuticals, Inc.[1]	170,000	12,840
		2,892,425

ENERGY — 10.62%
Suncor Energy Inc.	9,023,393	296,728
Pacific Rubiales Energy Corp.	10,018,900	232,771
Concho Resources Inc.[1]	2,615,000	210,664
Noble Energy, Inc.	1,845,000	187,710
Cobalt International Energy, Inc.[1]	6,490,000	159,394
Core Laboratories NV	1,450,000	158,500
FMC Technologies, Inc.[1]	3,000,000	128,490
Murphy Oil Corp.	2,056,000	122,435
Apache Corp.	1,550,000	121,675
Denbury Resources Inc.[1]	6,965,800	112,846
Peyto Exploration & Development Corp.	3,675,200	84,943
Peyto Exploration & Development Corp.[2]	415,700	9,416
Southwestern Energy Co.[1]	2,320,000	77,511
Pioneer Natural Resources Co.	675,000	71,948
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	70,890
Cabot Oil & Gas Corp., Class A	1,077,800	53,610
Rosetta Resources Inc.[1]	1,095,000	49,669
Ophir Energy PLC[1,2]	5,370,000	44,736
Cimarex Energy Co.	740,000	42,720
Laricina Energy Ltd.[1,2,4]	1,403,000	40,199
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	31,152
MEG Energy Corp.[1]	720,000	22,034
Canadian Natural Resources, Ltd.	530,000	15,260
PBF Energy Inc., Class A1	487,200	14,153
		2,359,454

INDUSTRIALS — 7.51%
Union Pacific Corp.	2,150,000	270,298
Boeing Co.	3,150,000	237,384
Stericycle, Inc.[1]	2,000,000	186,540
Rockwell Collins, Inc.	2,636,900	153,388
Fastenal Co.	1,850,000	86,376
MTU Aero Engines Holding AG2	917,696	83,415
Cummins Inc.	630,000	$ 68,260
Meggitt PLC[2]	10,237,789	63,820
C.H. Robinson Worldwide, Inc.	1,000,000	63,220
Aggreko PLC[2]	2,131,247	61,121
General Electric Co.	2,500,000	52,475
W.W. Grainger, Inc.	250,000	50,593
Iron Mountain Inc.	1,622,308	50,373
General Dynamics Corp.	660,000	45,718
Grafton Group PLC, units[2]	7,866,000	41,824
Precision Castparts Corp.	220,000	41,672
MSC Industrial Direct Co., Inc., Class A	520,000	39,198
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	34,001
Norfolk Southern Corp.	368,386	22,781
Graco Inc.	275,000	14,160
		1,666,617

MATERIALS — 7.37%
Barrick Gold Corp.	7,250,000	253,823
Newmont Mining Corp.	5,000,000	232,200
Potash Corp. of Saskatchewan Inc.	5,468,212	222,502
Praxair, Inc.	1,360,000	148,852
FMC Corp.	2,500,000	146,300
James Hardie Industries PLC (CDI)[2]	11,969,998	115,800
Dow Chemical Co.	3,174,900	102,613
Gold Fields Ltd.[2]	7,000,000	86,877
Rio Tinto PLC[2]	1,220,000	71,092
Smurfit Kappa PLC, Class A2	5,000,000	60,633
LyondellBasell Industries NV, Class A	935,000	53,379
Sigma-Aldrich Corp.	705,000	51,874
Schweitzer-Mauduit International, Inc.	932,984	36,414
HudBay Minerals Inc.	3,000,000	30,220
Cliffs Natural Resources Inc.	660,000	25,450
		1,638,029

CONSUMER STAPLES — 3.84%
Costco Wholesale Corp.	2,995,000	295,816
Philip Morris International Inc.	1,780,000	148,879
Kerry Group PLC, Class A2	2,000,000	106,162
Estée Lauder Companies Inc., Class A	1,370,000	82,008
Diageo PLC[2]	2,500,000	72,781
CVS/Caremark Corp.	1,020,000	49,317
Raia Drogasil SA, ordinary nominative	4,000,000	45,070
PepsiCo, Inc.	465,000	31,820
Procter & Gamble Co.	300,000	20,367
		852,220

TELECOMMUNICATION SERVICES — 1.56%
Crown Castle International Corp.[1]	2,565,000	185,091
CenturyLink, Inc.	4,160,000	162,739
		347,830

UTILITIES — 0.19%
NRG Energy, Inc.	889,552	20,451
Exelon Corp.	675,000	20,074
KGen Power Corp.[1,2,3,4]	3,166,128	2,533
		43,058

MISCELLANEOUS — 0.56%
Other common stocks in initial period of acquisition		124,103

Total common stocks (cost: $14,040,568,000)		21,213,958

		Value
Rights & warrants — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		$ 710

Total rights & warrants (cost: $688,000)		710

	Principal amount
Short-term securities — 4.75%	(000)

Fannie Mae 0.135%–0.16% due 1/14–4/4/2013	$197,000	196,985
Freddie Mac 0.125%–0.17% due 1/14–6/5/2013	180,665	180,633
U.S. Treasury Bills 0.136%–0.151% due 3/21–6/6/2013	165,000	164,945
Federal Home Loan Bank 0.12%–0.21% due 1/9–7/17/2013	139,600	139,575
Procter & Gamble Co. 0.14%–0.16% due 2/19–3/8/2013[5]	85,600	85,586
General Electric Capital Corp. 0.33% due 1/14/2013	75,000	74,995
Federal Farm Credit Banks 0.14%–0.17% due 2/25–3/22/2013	61,700	61,695
Jupiter Securitization Co., LLC 0.20% due 1/4–2/5/2013[5]	29,600	29,597
Chariot Funding, LLC 0.21% due 2/20–2/27/2013[5]	26,500	26,495
Regents of the University of California 0.14%–0.18% due 1/7–3/12/2013	42,442	42,438
John Deere Credit Ltd. 0.18%–0.20% due 1/30–2/12/2013[5]	41,100	41,091
Variable Funding Capital Company LLC 0.14% due 1/25/2013[5]	10,779	10,778

Total short-term securities (cost: $1,054,670,000)		1,054,813

Total investment securities (cost: $15,095,926,000)		22,269,481
Other assets less liabilities		(53,851)

Net assets		$22,215,630

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,749,364,000, which represented 12.38% of the net assets of the fund. This amount includes $2,642,889,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$61,323	$40,199.18%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	27,479.12
KGen Power Corp.	12/19/2006	1,267	2,533.01
Total restricted securities		$96,715	$70,211.31%

[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $246,618,000, which represented 1.11% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

CAD = Canadian dollars

International FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 95.96%	Shares	(000)

CONSUMER DISCRETIONARY — 15.95%
British Sky Broadcasting Group PLC[1]	9,594,500	$ 119,854
Hyundai Motor Co.[1]	476,500	98,076
Sands China Ltd.[1]	21,522,000	96,405
Tata Motors Ltd.[1]	16,327,235	93,521
Bayerische Motoren Werke AG1	932,300	89,913
Li & Fung Ltd.[1]	46,726,000	83,943
Rakuten, Inc.[1]	10,419,000	81,255
Daimler AG1	1,268,000	69,290
Nissan Motor Co., Ltd.[1]	6,995,000	66,393
Volkswagen AG, nonvoting preferred[1]	257,800	58,651
Belle International Holdings Ltd.[1]	25,700,000	56,756
adidas AG1	580,000	51,689
PT Astra International Tbk[1]	63,600,000	50,319
Shangri-La Asia Ltd.[1]	22,024,000	44,378
Galaxy Entertainment Group Ltd.[1,2]	10,673,000	42,573
Melco Crown Entertainment Ltd. (ADR)[2]	2,505,000	42,184
Techtronic Industries Co. Ltd.[1]	19,019,000	36,052
Kia Motors Corp.[1]	674,000	35,864
Mahindra & Mahindra Ltd.[1]	2,000,000	34,313
Cie. Générale des Établissements Michelin[1]	321,934	30,520
Maruti Suzuki India Ltd.[1]	854,545	23,427
WPP PLC[1]	1,590,000	23,114
SEGA SAMMY HOLDINGS INC.[1]	1,020,000	17,227
Marks and Spencer Group PLC[1]	2,557,000	15,942
NEXT PLC[1]	257,000	15,862
Hyundai Mobis Co., Ltd.[1]	54,500	14,782
Renault SA1	245,000	13,517
H & M Hennes & Mauritz AB, Class B1	330,000	11,467
Yamada Denki Co., Ltd.[1]	291,220	11,230
Reed Elsevier PLC[1]	706,000	7,413
Swatch Group Ltd, non-registered shares[1]	8,000	4,117
Multi Screen Media Private Ltd.[1,2,3]	32,200	6,802
Kingfisher PLC[1]	1,350,000	6,236
Darty PLC[1]	3,173,300	2,936
		1,456,021

FINANCIALS — 13.70%
AIA Group Ltd.[1]	3,789,600	164,697
Sberbank of Russia (ADR)[1]	8,194,000	101,854
Sberbank of Russia (GDR)[1,4]	1,604,711	19,947
Prudential PLC[1]	6,570,265	91,677
Housing Development Finance Corp. Ltd.[1]	6,004,000	91,583
BNP Paribas SA1	1,315,001	74,123
Bank of China Ltd., Class H1	152,733,000	$ 69,142
Credit Suisse Group AG1	2,656,920	66,666
Banco Bradesco SA, preferred nominative	3,382,636	58,104
Barclays PLC[1]	12,673,868	54,731
UniCredit SpA[1,2]	9,270,336	45,778
Siam Commercial Bank PCL[1]	6,080,000	36,188
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,178,721	35,862
Resona Holdings, Inc.[1]	6,980,000	31,646
UBS AG1	1,947,941	30,634
HSBC Holdings PLC (Hong Kong)[1]	2,500,000	26,539
Chongqing Rural Commercial Bank Co., Ltd., Class H1	44,950,000	25,020
ICICI Bank Ltd.[1]	1,162,090	24,478
Deutsche Bank AG1	530,295	23,104
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,580,000	21,954
HDFC Bank Ltd.[1]	1,365,000	16,956
China Pacific Insurance (Group) Co., Ltd., Class H1	4,392,800	16,475
China Construction Bank Corp., Class H1	20,132,050	16,408
Link Real Estate Investment Trust[1]	2,942,614	14,717
Industrial and Commercial Bank of China Ltd., Class H1	19,969,950	14,402
Société Générale[1,2]	382,375	14,383
Samsung Card Co., Ltd.[1]	383,660	13,091
AXA SA1	683,312	12,360
Investor AB, Class B1	407,632	10,691
Sampo Oyj, Class A1	298,500	9,652
Sun Hung Kai Properties Ltd.[1]	445,339	6,721
Kotak Mahindra Bank Ltd.[1]	548,916	6,542
Agricultural Bank of China, Class H1	8,100,000	4,073
		1,250,198

HEALTH CARE — 13.45%
Novartis AG1	5,675,613	359,332
Bayer AG1	2,786,423	264,606
Teva Pharmaceutical Industries Ltd. (ADR)	4,182,000	156,156
JSC Pharmstandard (GDR)[1,2]	3,805,800	64,278
JSC Pharmstandard (GDR)[1,2,4]	307,300	5,190
Fresenius SE & Co. KGaA[1]	216,178	67,399
Merck KGaA[1]	477,931	63,057
Mindray Medical International Ltd., Class A (ADR)	1,601,000	52,353
William Demant Holding A/S1,2	577,709	49,580
Fresenius Medical Care AG & Co. KGaA[1]	537,000	37,102
UCB SA1	500,000	28,764
Sinopharm Group Co. Ltd., Class H1	9,010,000	28,618
Richter Gedeon Nyrt[1]	137,000	22,598
Novo Nordisk A/S, Class B1	130,732	21,351
Essilor International[1]	74,000	7,503
		1,227,887

INDUSTRIALS — 11.50%
SMC Corp.[1]	693,900	125,883
Legrand SA1	200,000	77,006
Deutsche Lufthansa AG1	4,074,500	76,586
Jardine Matheson Holdings Ltd.[1]	1,206,800	75,052
Bureau Veritas SA1	641,348	71,307
ASSA ABLOY AB, Class B1	1,865,000	70,227
Marubeni Corp.[1]	7,675,000	55,000
Schneider Electric SA1	688,150	51,325
European Aeronautic Defence and Space Co. EADS NV1	1,200,514	47,052
Hutchison Whampoa Ltd.[1]	3,912,000	41,500
Ryanair Holdings PLC (ADR)	1,141,700	39,137
KONE Oyj, Class B1	504,700	$ 37,372
Serco Group PLC[1]	3,815,000	32,844
VINCI SA1	536,200	25,519
Hutchison Port Holdings Trust[1]	30,339,000	24,154
Samsung Engineering Co., Ltd.[1]	151,000	23,532
Weir Group PLC[1]	750,000	23,280
Rolls-Royce Holdings PLC[1,2]	1,503,986	21,670
Siemens AG1	180,000	19,564
China Merchants Holdings (International) Co., Ltd.[1]	4,529,089	14,779
Fiat Industrial SpA[1]	1,300,000	14,254
Aggreko PLC[1]	450,428	12,918
Wolseley PLC[1]	269,747	12,821
AB Volvo, Class B1	650,000	8,963
SGS SA1	3,700	8,219
Geberit AG1	36,100	7,992
Qantas Airways Ltd.[1,2]	4,600,000	7,233
Atlas Copco AB, Class B1	277,800	6,815
Kühne + Nagel International AG1	55,000	6,693
Komatsu Ltd.[1]	260,000	6,653
Jardine Strategic Holdings Ltd.[1]	116,000	4,153
		1,049,503

INFORMATION TECHNOLOGY — 10.58%
Samsung Electronics Co. Ltd.[1]	309,350	442,749
Murata Manufacturing Co., Ltd.[1]	1,761,000	103,862
Baidu, Inc., Class A (ADR)[2]	898,000	90,060
NetEase, Inc. (ADR)[2]	2,014,735	85,727
SAP AG1	619,000	49,586
Tencent Holdings Ltd.[1]	1,227,000	39,933
HOYA Corp.[1]	1,930,000	38,000
ASML Holding NV1	475,572	30,788
ZTE Corp., Class H1	14,620,000	25,345
Infineon Technologies AG1	1,754,000	14,233
Mail.ru Group Ltd. (GDR)[1]	280,000	9,720
Mail.ru Group Ltd. (GDR)[1,4]	120,000	4,166
Delta Electronics, Inc.[1]	3,284,623	12,120
Nokia Corp.[1]	2,000,000	7,865
Keyence Corp.[1]	26,400	7,286
Hirose Electric Co., Ltd.[1]	37,200	4,454
		965,894

CONSUMER STAPLES — 7.89%
Nestlé SA1	2,117,900	138,032
Anheuser-Busch InBev NV1	1,548,097	135,286
Pernod Ricard SA1	754,960	88,773
Charoen Pokphand Foods PCL[1]	68,475,000	75,913
L’Oréal SA, non-registered shares[1]	396,700	55,415
China Resources Enterprise, Ltd.[1]	11,532,000	41,890
Asahi Group Holdings, Ltd.[1]	1,811,000	38,388
Koninklijke Ahold NV1	2,768,000	36,766
Danone SA1	537,400	35,506
British American Tobacco PLC[1]	612,000	31,010
SABMiller PLC[1]	379,600	17,867
Wesfarmers Ltd.[1]	430,304	16,605
Wilmar International Ltd.[1]	2,263,000	6,255
Treasury Wine Estates Ltd.[1]	419,506	2,066
		719,772

TELECOMMUNICATION SERVICES — 6.54%
SOFTBANK CORP.[1]	5,237,000	$191,631
MTN Group Ltd.[1]	7,474,900	157,111
Hellenic Telecommunications Organization SA1,2	6,910,000	46,935
Philippine Long Distance Telephone Co.[1]	689,500	42,570
América Móvil, SAB de CV, Series L (ADR)	1,400,000	32,396
PT XL Axiata Tbk[1]	51,820,000	30,771
Axiata Group Bhd.[1]	13,700,000	29,603
OJSC Mobile TeleSystems (ADR)	1,199,100	22,363
TeliaSonera AB1	3,083,026	21,000
Vodafone Group PLC[1]	3,726,250	9,371
Millicom International Cellular SA (SDR)[1]	95,142	8,270
Bharti Airtel Ltd.[1]	787,800	4,577
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		596,598

MATERIALS — 5.80%
Nitto Denko Corp.[1]	2,075,800	102,130
Linde AG1	502,615	87,651
Syngenta AG1	170,200	68,656
PT Semen Gresik (Persero) Tbk[1]	30,896,000	50,897
ArcelorMittal[1]	2,750,000	47,605
BASF SE1	453,300	42,606
Grasim Industries Ltd.[1]	436,239	25,291
Grasim Industries Ltd. (GDR)[1]	80,035	4,640
CRH PLC[1]	1,104,484	22,919
Givaudan SA1	19,832	21,025
LG Chem, Ltd.[1]	58,000	18,032
Vicat S.A.[1]	192,000	11,966
Amcor Ltd.[1]	1,400,000	11,838
POSCO[1]	24,900	8,142
Akzo Nobel NV1	93,000	6,137
		529,535

ENERGY — 5.18%
BP PLC[1]	32,288,802	223,721
Royal Dutch Shell PLC, Class B1	1,730,000	61,229
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,645,000	51,048
OJSC Gazprom (ADR)[1]	4,260,000	40,849
Canadian Natural Resources, Ltd.	1,300,500	37,445
BG Group PLC[1]	1,220,000	20,457
Eni SpA[1]	718,000	17,713
INPEX CORP.[1]	1,600	8,539
Woodside Petroleum Ltd.[1]	193,450	6,894
EnCana Corp.	260,000	5,138
		473,033

UTILITIES — 2.67%
Power Grid Corp. of India Ltd.[1]	61,651,640	129,528
ENN Energy Holdings Ltd.[1]	6,264,000	27,387
SSE PLC[1]	1,021,800	23,615
GDF SUEZ[1]	1,092,015	22,500
Centrica PLC[1]	4,075,000	22,137
National Grid PLC[1]	607,600	6,960
GAIL (India) Ltd.[1]	907,436	5,959
CEZ, a s1	160,700	5,780
		243,866

MISCELLANEOUS — 2.70%
Other common stocks in initial period of acquisition		$ 246,744

Total common stocks (cost: $6,854,965,000)		8,759,051

	Principal amount
Convertible securities — 0.04%	(000)

FINANCIALS — 0.04%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF2,511	3,762

Total convertible securities (cost: $2,568,000)		3,762

Bonds, notes & other debt instruments — 0.82%

U.S. TREASURY BOND & NOTES — 0.76%
U.S. Treasury 4.75% 2014	$65,000	69,018

FINANCIALS — 0.06%
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£2,535	5,520

Total bonds, notes & other debt instruments (cost: $73,181,000)		74,538

Short-term securities — 3.02%

Fannie Mae 0.14% due 1/3–1/7/2013	$73,500	73,499
Nestlé Finance International Ltd. 0.17% due 1/15/2013	40,000	39,998
Nordea North America, Inc. 0.205% due 1/10/2013	34,400	34,398
KfW 0.20% due 1/11/2013[4]	25,000	24,999
National Australia Funding (Delaware) Inc. 0.185% due 2/19/2013[4]	24,100	24,094
Commonwealth Bank of Australia 0.20% due 1/8/2013[4]	18,500	18,499
International Bank for Reconstruction and Development 0.11% due 3/15/2013	16,900	16,899
Freddie Mac 0.07%–0.125% due 1/14–4/9/2013	14,100	14,099
U.S. Treasury Bill 0.105% due 2/14/2013	9,600	9,600
Thunder Bay Funding, LLC 0.17% due 1/2/2013[4]	8,700	8,700
Jupiter Securitization Co., LLC 0.20% due 1/8/2013[4]	5,900	5,900
Federal Home Loan Bank 0.085% due 3/20/2013	5,200	5,200

Total short-term securities (cost: $275,876,000)		275,885

Total investment securities (cost: $7,206,590,000)		9,113,236
Other assets less liabilities		14,147

Net assets		$9,127,383

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $8,044,798,000, which represented 88.14% of the net assets of the fund. This amount includes $8,033,356,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/06/2000–4/18/2002	$32,519	$6,802.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,802.07%

[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $111,495,000, which represented 1.22% of the net assets of the fund.
[5]	Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

CHF = Swiss francs

£ = British pounds

New World Fund®

Investment portfolio

December 31, 2012

		Value
Common stocks — 82.52%	Shares	(000)

CONSUMER STAPLES — 13.75%
Shoprite Holdings Ltd.[1]	2,724,500	$ 66,217
OJSC Magnit (GDR)[1]	1,017,600	41,204
OJSC Magnit (GDR)[1,2]	64,500	2,612
Nestlé SA1	590,000	38,453
Anheuser-Busch InBev NV1	383,700	33,531
Pernod Ricard SA1	213,600	25,117
SABMiller PLC[1]	343,500	16,168
British American Tobacco PLC[1]	293,000	14,846
United Breweries Ltd.[1]	874,904	14,815
Unilever NV, depository receipts[1]	354,500	13,377
Grupo Nutresa SA	827,458	11,904
PepsiCo, Inc.	150,000	10,264
Coca-Cola Co.	279,000	10,114
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,944
Japan Tobacco Inc.[1]	208,000	5,864
ITC Ltd.[1]	1,000,000	5,242
CP ALL PCL[1]	3,160,000	4,741
Procter & Gamble Co.	60,000	4,073
Olam International Ltd.[1]	3,018,124	3,871
China Yurun Food Group Ltd.[1,3]	5,019,000	3,733
Coca-Cola Icecek AS, Class C1	165,000	3,428
Danone SA1	51,872	3,427
Wal-Mart de México, SAB de CV, Series V	570,000	1,867
Wal-Mart de México, SAB de CV, Series V (ADR)	43,000	1,410
		346,222

CONSUMER DISCRETIONARY — 13.52%
Naspers Ltd., Class N1	631,000	40,543
Truworths International Ltd.[1]	2,755,000	35,714
Arcos Dorados Holdings Inc., Class A	2,550,352	30,502
Toyota Motor Corp.[1]	560,000	26,139
Hyundai Mobis Co., Ltd.[1]	86,400	23,434
Bayerische Motoren Werke AG1	240,000	23,146
Honda Motor Co., Ltd.[1]	525,000	19,351
Wynn Macau, Ltd.[1,3]	6,849,200	18,876
Tata Motors Ltd.[1]	3,000,000	17,184
Ctrip.com International, Ltd. (ADR)[3]	718,500	16,374
L’Occitane International SA1	4,591,250	14,600
Swatch Group Ltd[1]	95,000	8,297
Swatch Group Ltd, non-registered shares[1]	10,450	5,378
Golden Eagle Retail Group Ltd.[1]	5,000,000	12,464
Mr Price Group Ltd.[1]	720,420	12,035
Hero MotoCorp Ltd.[1]	336,000	11,756
Kia Motors Corp.[1]	157,200	$ 8,365
Nikon Corp.[1]	185,000	5,462
Li & Fung Ltd.[1]	2,373,200	4,263
MGM China Holdings Ltd.[1]	1,582,800	2,909
Desarrolladora Homex, SA de CV (ADR)[3]	160,000	1,997
Dongfeng Motor Group Co., Ltd., Class H1	1,011,000	1,592
		340,381

FINANCIALS — 10.82%
Agricultural Bank of China, Class H1	64,195,000	32,282
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[3]	1,980,000	32,036
Housing Development Finance Corp. Ltd.[1]	1,353,000	20,638
Industrial and Commercial Bank of China Ltd., Class H1	26,736,700	19,282
Bank of the Philippine Islands[1]	8,185,412	18,981
Kotak Mahindra Bank Ltd.[1]	1,373,886	16,375
PT Bank Rakyat Indonesia (Persero) Tbk[1]	21,990,000	16,015
American Tower Corp.	190,000	14,681
China Life Insurance Co. Ltd., Class H1	3,445,000	11,362
Türkiye Garanti Bankasi AS1	2,018,765	10,502
Citigroup Inc.	260,000	10,286
Sberbank of Russia (ADR)	682,500	8,572
BDO Unibank, Inc.[1,3]	4,669,333	8,296
FirstRand Ltd.[1]	1,915,127	7,082
Metropolitan Bank & Trust Co.[1]	2,835,000	7,066
BR MALLS Participações SA, ordinary nominative	465,400	6,142
AIA Group Ltd.[1]	1,391,600	5,546
CITIC Securities Co. Ltd., Class H1	2,158,500	5,530
Banco Santander (Brasil) SA, units	745,000	5,447
Itaúsa — Investimentos Itaú SA, preferred nominative	990,000	4,685
Bank Pekao SA1	60,000	3,273
ICICI Bank Ltd.[1]	140,000	2,949
Prudential PLC[1]	207,320	2,893
Banco Industrial e Comercial SA, preferred nominative	512,900	1,678
MMI Holdings Ltd.[1]	323,208	848
Ayala Land, Inc.[1,3]	15,000,000	37
China Construction Bank Corp., Class H1	535	—
		272,484

HEALTH CARE — 9.39%
Cochlear Ltd.[1]	500,000	41,365
Baxter International Inc.	582,300	38,816
Novo Nordisk A/S, Class B1	219,120	35,787
Novartis AG1	429,500	27,192
Novartis AG (ADR)	76,000	4,811
Krka, dd, Novo mesto[1]	353,049	23,404
JSC Pharmstandard (GDR)[1,3]	842,000	14,221
PT Kalbe Farma Tbk[1]	119,550,000	13,201
Grifols, SA, Class A1,3	258,094	9,081
Grifols, SA, Class B1,3	31,970	805
Grifols, SA, Class B1,3	14,503	365
Waters Corp.[3]	117,000	10,193
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	9,776,000	9,767
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	7,468
		236,476

ENERGY — 8.33%
Pacific Rubiales Energy Corp.	1,497,000	34,780
Royal Dutch Shell PLC, Class B1	600,000	21,235
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,735
Oil Search Ltd.[1]	3,738,085	$ 27,471
Cobalt International Energy, Inc.[3]	869,800	21,362
Ophir Energy PLC[1,3]	2,545,000	21,202
Africa Oil Corp.[3]	1,187,324	8,344
Africa Oil Corp.[1,3,4]	1,502,675	10,137
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	718,520	13,990
Noble Energy, Inc.	100,000	10,174
Cairn India Ltd.[1]	1,645,000	9,633
Oil and Gas Development Co. Ltd.[1]	4,000,000	7,924
TOTAL SA1	120,000	6,211
TOTAL SA (ADR)	32,500	1,690
Chevron Corp.	45,000	4,866
INPEX CORP.[1]	780	4,163
		209,917

INDUSTRIALS — 6.14%
Schneider Electric SA1	296,440	22,110
Intertek Group PLC[1]	428,200	21,609
Cummins Inc.	192,500	20,857
Siemens AG1	138,100	15,010
United Technologies Corp.	148,000	12,137
CCR SA, ordinary nominative	1,220,700	11,596
Experian PLC[1]	598,000	9,662
Vallourec SA1	150,000	7,828
Container Corp. of India Ltd.[1]	382,318	6,407
China Railway Construction Corp. Ltd., Class H1	4,759,500	5,474
Boart Longyear Ltd.[1]	2,395,000	4,804
Aggreko PLC[1]	141,921	4,070
European Aeronautic Defence and Space Co. EADS NV1	101,929	3,995
Chart Industries, Inc.[3]	56,094	3,740
Makita Corp.[1]	61,700	2,870
Kubota Corp.[1]	220,000	2,527
		154,696

INFORMATION TECHNOLOGY — 6.06%
Google Inc., Class A3	48,600	34,475
Mail.ru Group Ltd. (GDR)[1]	490,953	17,042
Mail.ru Group Ltd. (GDR)[1,2]	432,264	15,005
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	4,539,000	15,192
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	450,000	7,722
Samsung Electronics Co. Ltd.[1]	15,125	21,647
ASM Pacific Technology Ltd.[1]	1,049,400	12,882
TDK Corp.[1]	246,000	8,946
Oracle Corp.	260,000	8,663
Baidu, Inc., Class A (ADR)[3]	37,700	3,781
Tencent Holdings Ltd.[1]	95,000	3,092
SINA Corp.[3]	41,200	2,069
Corning Inc.	160,000	2,019
		152,535

MATERIALS — 4.39%
Linde AG1	109,000	19,008
Holcim Ltd[1]	180,179	13,271
Northam Platinum Ltd.[1]	2,760,000	12,470
Ambuja Cements Ltd.[1]	3,358,000	12,381
Orica Ltd.[1]	429,122	11,284
Aquarius Platinum Ltd. (GBP denominated)[1,3]	8,756,342	8,020
Aquarius Platinum Ltd.[1,3]	2,151,226	1,916

MATERIALS (continued)
Sigma-Aldrich Corp.	90,000	$ 6,622
Sinofert Holdings Ltd.[1]	20,500,000	5,074
PT Semen Gresik (Persero) Tbk[1]	2,341,000	3,857
Cliffs Natural Resources Inc.	94,000	3,625
UltraTech Cement Ltd.[1]	98,992	3,611
Praxair, Inc.	30,000	3,284
PT Indocement Tunggal Prakarsa Tbk[1]	1,388,500	3,244
First Quantum Minerals Ltd.	127,500	2,808
		110,475

TELECOMMUNICATION SERVICES — 4.38%
América Móvil, SAB de CV, Series L (ADR)	1,627,750	37,666
América Móvil, SAB de CV, Series L	400,000	461
SOFTBANK CORP.[1]	611,900	22,390
OJSC Megafon (GDR)[1,3]	56,200	1,338
OJSC MegaFon (GDR)[1,2,3]	401,300	9,551
China Telecom Corp. Ltd., Class H1	17,252,000	9,666
Hellenic Telecommunications Organization SA1,3	1,078,000	7,322
PT XL Axiata Tbk[1]	12,170,000	7,227
Vodafone Group PLC[1]	2,217,253	5,576
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	5,118
NII Holdings, Inc., Class B3	553,800	3,949
		110,264

UTILITIES — 1.05%
Cheung Kong Infrastructure Holdings Ltd.[1]	2,070,000	12,716
CLP Holdings Ltd.[1]	1,000,000	8,397
ENN Energy Holdings Ltd.[1]	824,000	3,603
PGE Polska Grupa Energetyczna SA1	280,000	1,651
		26,367

MISCELLANEOUS — 4.69%
Other common stocks in initial period of acquisition		118,103

Total common stocks (cost: $1,583,592,000)		2,077,920

Rights & warrants — 0.00%

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		119

Total rights & warrants (cost: $0)		119

	Principal amount
Bonds, notes & other debt instruments — 10.37%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.49%
United Mexican States Government Global, Series A, 6.375% 2013	$1,000	1,004
United Mexican States Government Global 5.875% 2014	550	579
United Mexican States Government, Series M10, 8.00% 2015	MXN152,300	12,774
United Mexican States Government, Series M, 5.00% 2017	7,900	609
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,330
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	863
United Mexican States Government 3.50% 2017[5]	24,363	2,096
United Mexican States Government 4.00% 2019[5]	7,309	665

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. (continued)
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	$1,901
United Mexican States Government, Series M, 6.50% 2021	MXN44,400	3,729
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,644
United Mexican States Government, Series M20, 10.00% 2024	MXN23,500	2,548
United Mexican States Government, Series M30, 10.00% 2036	6,000	672
United Mexican States Government Global, Series A, 6.05% 2040	$670	902
United Mexican States Government 4.00% 2040[5]	MXN6,822	692
United Mexican States Government Global, Series A, 5.75% 2110	$530	641
Philippines (Republic of), Series 743, 8.75% 2013	PHP212,000	5,234
Philippines (Republic of), Series 751, 5.00% 2018	37,000	948
Philippines (Republic of) 5.875% 2018	276,000	7,391
Philippines (Republic of) 9.875% 2019	$3,100	4,487
Philippines (Republic of) 4.95% 2021	PHP129,000	3,476
Philippines (Republic of) 6.375% 2022	40,500	1,158
Philippines (Republic of) 5.50% 2026	$1,000	1,267
Philippines (Republic of) 7.75% 2031	2,235	3,439
Philippines (Republic of) 6.25% 2036	PHP50,000	1,456
Turkey (Republic of) 4.00% 2015[5]	TRY2,378	1,465
Turkey (Republic of) 7.00% 2016	$1,000	1,174
Turkey (Republic of) 9.00% 2016	TRY1,000	606
Turkey (Republic of) 7.50% 2017	$1,500	1,831
Turkey (Republic of) 6.75% 2018	1,500	1,822
Turkey (Republic of) 7.00% 2019	800	998
Turkey (Republic of) 10.50% 2020	TRY2,350	1,614
Turkey (Republic of) 3.00% 2021[5]	1,247	818
Turkey (Republic of) 5.625% 2021	$2,400	2,862
Turkey (Republic of) 9.50% 2022	TRY4,700	3,165
Turkey (Republic of) 6.875% 2036	$ 600	812
Turkey (Republic of) 6.75% 2040	500	681
Turkey (Republic of) 6.00% 2041	2,000	2,502
Colombia (Republic of) Global 12.00% 2015	COP4,716,000	3,252
Colombia (Republic of) Global 7.375% 2017	$3,075	3,810
Colombia (Republic of) Global 11.75% 2020	315	511
Colombia (Republic of) Global 4.375% 2021	930	1,073
Colombia (Republic of) Global 8.125% 2024	635	959
Colombia (Republic of) Global 9.85% 2027	COP3,132,000	2,730
Colombia (Republic of) Global 7.375% 2037	$1,194	1,863
Colombia (Republic of) Global 6.125% 2041	1,000	1,378
Chilean Government 3.875% 2020	5,230	5,913
Chilean Government 5.50% 2020	CLP2,230,000	5,217
Chilean Government 3.25% 2021	$1,235	1,346
Chilean Government 6.00% 2021	CLP905,000	1,958
Brazil (Federal Republic of) 6.00% 2016[5]	BRL 650	366
Brazil (Federal Republic of) 6.00% 2017[5]	2,200	1,239
Brazil (Federal Republic of) 6.00% 2018[5]	617	360
Brazil (Federal Republic of) 6.00% 2020[5]	2,491	1,488
Brazil (Federal Republic of) Global 8.50% 2024	2,200	1,314
Brazil (Federal Republic of) Global 10.125% 2027	$1,025	1,881
Brazil (Federal Republic of) Global 10.25% 2028	BRL1,000	646
Brazil (Federal Republic of) Global 11.00% 2040	$3,090	3,874
Brazil (Federal Republic of) 6.00% 2045[5]	BRL4,730	3,194
Peru (Republic of) 8.375% 2016	$1,706	2,108
Peru (Republic of) 7.84% 2020	PEN2,105	1,041
Peru (Republic of) 5.20% 2023	1,185	508
Peru (Republic of) 7.35% 2025	$3,425	4,980
Peru (Republic of) 8.20% 2026	PEN710	391
Peru (Republic of) 8.75% 2033	$2,064	3,597
Peru (Republic of) 6.55% 2037[6]	782	1,134
Indonesia (Republic of) 6.875% 2018	$ 500	$ 613
Indonesia (Republic of) 5.875% 2020	3,100	3,743
Indonesia (Republic of) 4.875% 2021[2]	3,000	3,461
Indonesia (Republic of) 4.875% 2021	1,125	1,298
Indonesia (Republic of) 3.75% 2022	200	214
Indonesia (Republic of) 6.625% 2037	750	1,009
Indonesia (Republic of) 7.75% 2038	765	1,159
Indonesia (Republic of) 5.25% 2042	535	626
Hungarian Government 6.25% 2020	4,675	5,183
Hungarian Government, Series 20A, 7.50% 2020	HUF238,000	1,185
Hungarian Government 6.375% 2021	$1,550	1,719
Hungarian Government, Series 22A, 7.00% 2022	HUF150,000	729
Hungarian Government 7.625% 2041	$ 810	940
Russian Federation 3.25% 2017[2]	800	852
Russian Federation 5.00% 2020	1,200	1,420
Russian Federation 7.50% 2030[6]	2,674	3,440
Russian Federation 7.50% 2030[2,6]	2,640	3,396
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,479
Polish Government 6.375% 2019	$965	1,207
Polish Government, Series 1021, 5.75% 2021	PLN13,100	4,920
Polish Government 5.00% 2022	$1,190	1,408
Venezuela (Republic of) 5.75% 2016	1,600	1,532
Venezuela (Republic of) 9.25% 2027	5,455	5,482
Venezuela (Republic of) 9.25% 2028	475	470
Croatian Government 6.25% 2017[2]	200	220
Croatian Government 6.75% 2019[2]	2,200	2,533
Croatian Government 6.625% 2020	880	1,010
Croatian Government 6.625% 2020[2]	500	574
Croatian Government 6.375% 2021[2]	1,450	1,657
Panama (Republic of) Global 7.125% 2026	890	1,266
Panama (Republic of) Global 8.875% 2027	300	490
Panama (Republic of) Global 9.375% 2029	1,148	1,969
Panama (Republic of) Global 6.70% 2036[6]	859	1,224
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR12,000	1,518
South Africa (Republic of), Series R-209, 6.25% 2036	2,495	239
South Africa (Republic of), Series R-214, 6.50% 2041	29,705	2,890
Argentina (Republic of) 7.00% 2015	$ 315	280
Argentina (Republic of) 8.28% 2033[6,7]	3,008	2,166
Argentina (Republic of) GDP-Linked 2035	6,653	496
Uruguay (Republic of) 4.375% 2028[5,6]	UYU32,721	2,055
Dominican Republic 9.04% 2018[6]	$ 437	496
Dominican Republic 7.50% 2021[6]	100	117
Dominican Republic 8.625% 2027[2,6]	1,150	1,393
Bahrain Government 5.50% 2020	1,350	1,458
Nigeria (Republic of) 6.75% 2021[2]	910	1,080
Morocco Government 4.25% 2022[2]	250	251
		213,853

ENERGY — 0.59%
Gazprom OJSC 5.092% 2015[2]	1,275	1,369
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,198
Gazprom OJSC 6.51% 2022[2]	600	719
Gazprom OJSC 7.288% 2037	1,200	1,569
Petróleos Mexicanos 4.875% 2022	1,300	1,470
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,295
Petróleos Mexicanos 6.50% 2041	220	277
Petrobras International Finance Co. 5.375% 2021	2,695	3,045
PTT Exploration & Production Ltd. 5.692% 2021[2]	1,000	1,152
Reliance Holdings Ltd. 4.50% 2020[2]	1,020	1,069
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	558	629
		14,792
FINANCIALS — 0.44%
BBVA Bancomer SA, junior subordinated 7.25% 2020[2]	$ 3,725	$ 4,172
BBVA Bancomer SA 6.50% 2021[2]	1,075	1,199
HSBK (Europe) BV 7.25% 2021[2]	1,840	1,973
VEB Finance Ltd. 6.902% 2020[2]	1,085	1,326
VEB Finance Ltd. 6.80% 2025[2]	500	615
Development Bank of Kazakhstan 5.50% 2015[2]	871	938
Korea Development Bank 4.00% 2016	450	488
Korea Development Bank 3.50% 2017	250	268
Banco de Crédito del Perú 5.375% 2020[2]	100	112
		11,091

MATERIALS — 0.32%
ArcelorMittal 5.00% 2017[8]	4,770	4,818
CEMEX Finance LLC 9.50% 2016[2]	600	655
CEMEX, SAB de CV 9.00% 2018[2]	1,190	1,294
CEMEX España, SA 9.25% 2020[2]	1,063	1,164
		7,931

UTILITIES — 0.25%
Eskom Holdings Ltd. 5.75% 2021[2]	2,985	3,399
AES Panamá, SA 6.35% 2016[2]	1,100	1,218
CEZ, a s 4.25% 2022[2]	945	1,017
Enersis SA 7.375% 2014	650	687
		6,321

TELECOMMUNICATION SERVICES — 0.10%
Digicel Group Ltd. 8.25% 2020[2]	2,350	2,597

U.S. TREASURY BONDS & NOTES — 0.07%
U.S. Treasury 4.75% 2014	1,650	1,752

CONSUMER STAPLES — 0.06%
BFF International Ltd. 7.25% 2020[2]	1,200	1,440

INFORMATION TECHNOLOGY — 0.03%
Samsung Electronics America, Inc. 1.75% 2017[2]	700	709

INDUSTRIALS — 0.02%
Brunswick Rail Finance Ltd. 6.50% 2017[2]	550	571

Total bonds, notes & other debt instruments (cost: $229,390,000)		261,057

Short-term securities — 6.70%

U.S. Treasury Bills 0.114%–0.136% due 1/24–3/14/2013	41,700	41,698
Bank of Nova Scotia 0.02%–0.17% due 1/2–2/19/2013	23,200	23,197
GlaxoSmithKline Finance PLC 0.16% due 2/7/2013[2]	20,000	19,997
Federal Farm Credit Banks 0.15% due 3/11/2013	19,900	19,899
Freddie Mac 0.16%–0.17% due 1/28–2/1/2013	19,300	19,298
Federal Home Loan Bank 0.115% due 3/13/2013	17,900	17,899
Victory Receivables Corp. 0.20% due 1/18/2013[2]	8,900	8,899
Private Export Funding Corp. 0.26% due 6/18/2013[2]	$8,400	$ 8,386
Québec (Province of) 0.22% due 1/22/2013[2]	4,900	4,899
Fannie Mae 0.14% due 1/14/2013	4,500	4,500

Total short-term securities (cost: $168,660,000)		168,672

Total investment securities (cost: $1,981,642,000)		2,507,768
Other assets less liabilities		10,212

Net assets		$2,517,980

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,560,587,000, which represented 61.98% of the net assets of the fund. This amount includes $1,549,929,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $114,103,000, which represented 4.53% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

HUF = Hungarian forints

MXN = Mexican pesos

PEN = Peruvian nuevos soles

PHP = Philippine pesos

PLN = Polish zloty

TRY = Turkish liras

UYU = Uruguayan pesos

ZAR = South African rand

Blue Chip Income and Growth FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 94.12%	Shares	(000)

ENERGY — 13.83%
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	$ 81,524
Royal Dutch Shell PLC, Class A (ADR)	900,000	62,055
Chevron Corp.	1,070,000	115,710
ConocoPhillips	1,500,000	86,985
BP PLC (ADR)	1,730,000	72,037
Kinder Morgan, Inc.	1,720,000	60,768
Schlumberger Ltd.	600,000	41,574
Apache Corp.	500,000	39,250
Baker Hughes Inc.	916,000	37,409
EOG Resources, Inc.	255,000	30,801
Exxon Mobil Corp.	200,000	17,310
Marathon Oil Corp.	332,700	10,201
		655,624

HEALTH CARE — 13.56%
Amgen Inc.	2,520,000	217,526
Gilead Sciences, Inc.[1]	1,634,000	120,017
Abbott Laboratories	1,375,000	90,063
Novartis AG (ADR)	650,500	41,177
St. Jude Medical, Inc.	1,060,000	38,308
Bristol-Myers Squibb Co.	1,125,000	36,664
Cardinal Health, Inc.	700,000	28,826
Pfizer Inc	1,100,000	27,588
Merck & Co., Inc.	500,000	20,470
Medtronic, Inc.	450,000	18,459
Covidien PLC	62,200	3,592
		642,690

INDUSTRIALS — 12.90%
CSX Corp.	3,200,000	63,136
United Parcel Service, Inc., Class B	850,000	62,670
United Technologies Corp.	760,000	62,328
General Dynamics Corp.	881,000	61,027
Norfolk Southern Corp.	842,800	52,119
Union Pacific Corp.	375,000	47,145
Illinois Tool Works Inc.	650,000	39,526
Rockwell Automation	450,000	37,795
Eaton Corp. PLC	600,000	32,520
Masco Corp.	1,825,000	30,405
General Electric Co.	1,300,000	27,287
Textron Inc.	1,066,000	26,426
PACCAR Inc	500,000	22,605
Emerson Electric Co.	400,000	$ 21,184
Waste Management, Inc.	600,000	20,244
Pitney Bowes Inc.	485,400	5,165
		611,582

INFORMATION TECHNOLOGY — 12.79%
Microsoft Corp.	6,520,000	174,280
Hewlett-Packard Co.	8,941,600	127,418
Oracle Corp.	2,900,000	96,628
Texas Instruments Inc.	2,130,000	65,902
International Business Machines Corp.	330,000	63,211
Google Inc., Class A1	42,400	30,077
Intel Corp.	1,200,000	24,756
Maxim Integrated Products, Inc.	810,000	23,814
		606,086

CONSUMER STAPLES — 12.00%
Altria Group, Inc.	4,155,000	130,550
Philip Morris International Inc.	1,250,000	104,550
CVS/Caremark Corp.	2,000,000	96,700
Kimberly-Clark Corp.	500,000	42,215
Mondelez International, Inc.	1,580,000	40,243
ConAgra Foods, Inc.	1,200,000	35,400
Kellogg Co.	592,000	33,063
Kraft Foods Group, Inc.	676,666	30,768
Lorillard, Inc.	239,000	27,884
PepsiCo, Inc.	400,000	27,372
		568,745

TELECOMMUNICATION SERVICES — 8.23%
AT&T Inc.	4,630,800	156,104
Verizon Communications Inc.	2,985,000	129,161
CenturyLink, Inc.	1,891,900	74,011
Sprint Nextel Corp., Series 1[1]	5,385,000	30,533
		389,809

CONSUMER DISCRETIONARY — 5.76%
General Motors Co.[1]	2,030,000	58,525
Harley-Davidson, Inc.	1,100,000	53,724
Home Depot, Inc.	755,000	46,697
Johnson Controls, Inc.	1,210,000	37,147
Las Vegas Sands Corp.	650,000	30,004
Garmin Ltd.	735,000	30,002
Royal Caribbean Cruises Ltd.	500,000	17,000
		273,099

FINANCIALS — 3.78%
JPMorgan Chase & Co.	2,090,000	91,897
Citigroup Inc.	905,000	35,802
American Express Co.	600,000	34,488
HSBC Holdings PLC (ADR)	318,749	16,916
		179,103

UTILITIES — 3.56%
FirstEnergy Corp.	1,480,000	61,805
Exelon Corp.	1,570,000	46,692
Southern Co.	750,000	32,107
PG&E Corp.	447,400	17,977
Xcel Energy Inc.	250,000	6,677
NextEra Energy, Inc.	50,000	3,460
		168,718
MATERIALS — 3.27%
Dow Chemical Co.	2,770,000	$ 89,526
Praxair, Inc.	300,000	32,835
Air Products and Chemicals, Inc.	200,000	16,804
Celanese Corp., Series A	350,000	15,586
		154,751

MISCELLANEOUS — 4.44%
Other common stocks in initial period of acquisition		210,263

Total common stocks (cost: $3,638,791,000)		4,460,470

Convertible securities — 1.49%

CONSUMER DISCRETIONARY — 1.49%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,600,000	70,608

Total convertible securities (cost: $70,926,000)		70,608

	Principal amount
Short-term securities — 4.36%	(000)

Private Export Funding Corp. 0.26%–0.29% due 3/11–6/18/2013[2]	$31,100	31,070
National Rural Utilities Cooperative Finance Corp. 0.14% due 1/15/2013	25,000	24,999
Paccar Financial Corp. 0.14% due 1/22/2013	25,000	24,998
Freddie Mac 0.08%–0.16% due 5/3–7/1/2013	23,300	23,288
U.S. Treasury Bills 0.141%–0.15% due 4/11–5/9/2013	21,900	21,893
Coca-Cola Co. 0.20% due 4/15/2013[2]	21,800	21,790
Federal Home Loan Bank 0.11%–0.152% due 3/6–4/1/2013	21,600	21,599
Regents of the University of California 0.17% due 3/12/2013	20,900	20,893
Chariot Funding, LLC 0.21% due 3/4/2013[2]	11,600	11,598
Walt Disney Co. 0.15% due 3/6/2013[2]	3,300	3,299
Fannie Mae 0.14% due 1/16/2013	1,300	1,300

Total short-term securities (cost: $206,713,000)		206,727

Total investment securities (cost: $3,916,430,000)		4,737,805
Other assets less liabilities		1,470

Net assets		$4,739,275

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $67,757,000, which represented 1.43% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 95.68%	Shares	(000)

CONSUMER DISCRETIONARY — 18.64%
Home Depot, Inc.	1,240,000	$ 76,694
Virgin Media Inc.	1,582,500	58,157
Comcast Corp., Class A	745,000	27,848
Amazon.com, Inc.[1]	94,000	23,607
Honda Motor Co., Ltd.[2]	608,000	22,410
D.R. Horton, Inc.	1,000,000	19,780
Toll Brothers, Inc.[1]	600,000	19,398
News Corp., Class A	720,000	18,389
Bayerische Motoren Werke AG2	170,000	16,395
HUGO BOSS AG2	150,000	15,905
McGraw-Hill Companies, Inc.	280,500	15,335
Carnival Corp., units	325,000	11,950
Toyota Motor Corp.[2]	246,000	11,483
Time Warner Inc.	200,000	9,566
Las Vegas Sands Corp.	198,312	9,154
Coway Co., Ltd.[1,2]	200,000	8,159
adidas AG2	82,700	7,370
SES SA, Class A (FDR)[2]	150,000	4,340
		375,940

FINANCIALS — 18.37%
AXA SA2	2,171,935	39,286
Agricultural Bank of China, Class H2	68,383,000	34,388
Marsh & McLennan Companies, Inc.	800,000	27,576
CME Group Inc., Class A	432,500	21,932
Industrial and Commercial Bank of China Ltd., Class H2	29,986,165	21,625
Macquarie International Infrastructure Fund Ltd.[2]	36,200,164	18,606
JPMorgan Chase & Co.	408,200	17,949
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	16,584
Prudential PLC[2]	1,000,000	13,953
Rayonier Inc.[1]	260,000	13,476
Oaktree Capital Group, LLC	285,000	12,965
Wells Fargo & Co.	335,000	11,450
BNP Paribas SA2	194,031	10,937
Capitol Federal Financial, Inc.	901,793	10,542
Metropolitan Bank & Trust Co.[2]	4,115,000	10,256
Sun Hung Kai Properties Ltd.[2]	612,852	9,250
Hospitality Properties Trust	375,000	8,782
Westfield Group[2]	766,000	8,452
China Life Insurance Co. Ltd., Class H2	2,400,000	7,916
Berkshire Hathaway Inc., Class B1	84,000	7,535
Goldman Sachs Group, Inc.	55,200	7,041
Fairfax Financial Holdings Ltd.	19,000	6,849
Toronto-Dominion Bank	80,000	$ 6,736
American Express Co.	115,000	6,610
ICICI Bank Ltd. (ADR)	115,000	5,015
HSBC Holdings PLC (United Kingdom)[2]	400,000	4,231
Suncorp Group Ltd.[2]	385,000	4,093
Citigroup Inc.	95,000	3,758
Bank of China Ltd., Class H2	4,840,000	2,191
First Southern Bancorp, Inc.[2,3]	122,265	569
		370,553

INFORMATION TECHNOLOGY — 9.26%
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	17,975,000	60,161
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	6,864
Google Inc., Class A1	40,450	28,694
STMicroelectronics NV2	2,000,000	14,582
Quanta Computer Inc.[2]	5,140,910	12,153
TE Connectivity Ltd.	300,000	11,136
International Business Machines Corp.	50,000	9,577
ASM Pacific Technology Ltd.[2]	737,000	9,047
Oracle Corp.	230,000	7,664
Avago Technologies Ltd.	222,000	7,028
Nintendo Co., Ltd.[2]	60,000	6,402
Rackspace Hosting, Inc.[1]	65,000	4,828
salesforce.com, inc.[1]	28,000	4,707
Microsoft Corp.	150,000	4,009
		186,852

MATERIALS — 9.07%
Newmont Mining Corp.	800,000	37,152
Yamana Gold Inc.	2,000,000	34,402
Barrick Gold Corp.	650,000	22,756
Nucor Corp.	370,000	15,977
Dow Chemical Co.	445,000	14,382
Impala Platinum Holdings Ltd.[2]	685,648	13,844
BASF SE2	143,300	13,469
PT Semen Gresik (Persero) Tbk[2]	6,991,000	11,517
Cliffs Natural Resources Inc.	241,200	9,301
Fletcher Building Ltd.[2]	550,000	3,849
Praxair, Inc.	30,000	3,284
Ambuja Cements Ltd.[2]	830,000	3,060
		182,993

INDUSTRIALS — 8.58%
Meggitt PLC[2]	3,480,500	21,697
United Continental Holdings, Inc.[1]	900,000	21,042
Lockheed Martin Corp.	200,000	18,458
Schneider Electric SA2	184,242	13,741
Geberit AG2	60,000	13,283
Kubota Corp.[2]	1,090,000	12,519
United Technologies Corp.	140,000	11,481
Parker-Hannifin Corp.	110,000	9,357
Siemens AG2	85,000	9,239
Vallourec SA2	160,000	8,350
Iron Mountain Inc.	268,595	8,340
Rickmers Maritime[2,4]	27,420,000	7,761
Emerson Electric Co.	140,000	7,414
General Electric Co.	255,000	5,352
Ryanair Holdings PLC (ADR)	145,000	4,971
		173,005

HEALTH CARE — 8.43%
Merck & Co., Inc.	1,694,544	$ 69,375
Novartis AG2	303,000	19,183
Sonic Healthcare Ltd.[2]	1,294,329	18,074
Takeda Pharmaceutical Co. Ltd.[2]	300,000	13,407
Vertex Pharmaceuticals Inc.[1]	238,877	10,018
Eli Lilly and Co.	200,000	9,864
Novo Nordisk A/S, Class B2	58,000	9,473
UnitedHealth Group Inc.	115,000	6,238
Johnson & Johnson	75,000	5,257
Pfizer Inc	200,000	5,016
AstraZeneca PLC (United Kingdom)[2]	85,000	4,018
		169,923

CONSUMER STAPLES — 8.22%
Unilever NV, depository receipts[2]	705,000	26,602
Mondelez International, Inc.	550,000	14,009
Anheuser-Busch InBev NV2	152,500	13,327
Pernod Ricard SA2	112,200	13,193
Sysco Corp.	395,000	12,506
British American Tobacco PLC[2]	206,500	10,463
Philip Morris International Inc.	125,000	10,455
Coca-Cola Amatil Ltd.[2]	729,801	10,261
PepsiCo, Inc.	145,000	9,922
Nestlé SA2	150,000	9,776
Kimberly-Clark Corp.	110,000	9,287
Kraft Foods Group, Inc.	183,333	8,336
Shoprite Holdings Ltd.[2]	259,400	6,305
Altria Group, Inc.	150,000	4,713
Coca-Cola Hellenic Bottling Co. SA2	165,000	3,904
Avon Products, Inc.	190,000	2,728
		165,787

ENERGY — 5.93%
Royal Dutch Shell PLC, Class B (ADR)	225,000	15,950
Royal Dutch Shell PLC, Class A (ADR)	145,000	9,998
Kinder Morgan, Inc.	550,000	19,432
Coal India Ltd.[2]	2,300,000	14,889
TOTAL SA2	225,000	11,646
Chevron Corp.	107,300	11,603
Crescent Point Energy Corp.	301,400	11,399
Peyto Exploration & Development Corp.	400,000	9,245
Enbridge Inc.	151,062	6,533
Oil Search Ltd.[2]	762,137	5,601
Cairn India Ltd.[2]	574,000	3,361
		119,657

TELECOMMUNICATION SERVICES — 5.59%
MTN Group Ltd.[2]	1,630,000	34,260
TalkTalk Telecom Group PLC[2]	5,691,100	22,043
AT&T Inc.	525,000	17,698
Verizon Communications Inc.	302,500	13,089
Taiwan Mobile Co., Ltd.[2]	2,499,000	9,234
Total Access Communication PCL[2]	3,050,000	8,836
Bell Aliant Inc.	200,000	5,292
HKT Trust, units[2]	2,350,000	2,306
		112,758

UTILITIES — 3.59%
Power Assets Holdings Ltd.[2]	2,250,000	$ 19,283
Exelon Corp.	500,000	14,870
National Grid PLC[2]	1,236,680	14,165
GDF SUEZ[2]	500,000	10,302
DUET Group[2]	4,698,650	10,210
PG&E Corp.	90,500	3,636
		72,466

Total common stocks (cost: $1,564,395,000)		1,929,934

	Shares or
Convertible securities — 0.75%	principal amount

MATERIALS — 0.42%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	8,621

CONSUMER STAPLES — 0.26%
Shoprite Holdings Ltd., 6.50% convertible notes 2017	ZAR33,944,500	5,208

CONSUMER DISCRETIONARY — 0.05%
MGM Resorts International 4.25% convertible notes 2015	$939,000	996

FINANCIALS — 0.02%
First Southern Bancorp, Inc., Series C, convertible preferred[2,3]	209	360

Total convertible securities (cost: $11,667,000)		15,185

	Principal amount
Bonds, notes & other debt instruments — 1.33%	(000)

FINANCIALS — 0.58%
Zions Bancorporation 5.65% 2014	$1,310	1,359
Zions Bancorporation 5.50% 2015	5,880	6,102
Zions Bancorporation 6.00% 2015	3,955	4,186
		11,647

TELECOMMUNICATION SERVICES — 0.44%
Digicel Group Ltd. 12.00% 2014[5]	8,225	8,945

CONSUMER DISCRETIONARY — 0.31%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,196

Total bonds, notes & other debt instruments (cost: $21,689,000)		26,788

	Principal amount	Value
Short-term securities — 2.13%	(000)	(000)

Fannie Mae 0.14% due 1/3/2013	$10,900	$ 10,900
Variable Funding Capital Company LLC 0.15% due 1/25/2013[5]	10,600	10,599
Bank of Nova Scotia 0.02% due 1/2/2013	10,500	10,500
Victory Receivables Corp. 0.20% due 1/18/2013[5]	7,400	7,399
Freddie Mac 0.14% due 1/9/2013	3,500	3,500

Total short-term securities (cost: $42,898,000)		42,898

Total investment securities (cost: $1,640,649,000)		2,014,805
Other assets less liabilities		2,170

Net assets		$2,016,975

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $830,971,000, which represented 41.20% of the net assets of the fund. This amount includes $830,042,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$2,580	$569.03%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	360.02
Total restricted securities		$2,789	$929.05%

4 Represents an affiliated company as defined under the Investment Company Act of 1940.

[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,943,000, which represented 1.34% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

ZAR = South African rand

Growth-Income FundSM
Investment portfolio

December 31, 2012

		Value
Common stocks — 88.91%	Shares	(000)

CONSUMER DISCRETIONARY — 13.96%
Comcast Corp., Class A	9,857,507	$ 368,474
Comcast Corp., Class A, special nonvoting shares	1,000,000	35,950
Home Depot, Inc.	6,375,000	394,294
Amazon.com, Inc.[1]	1,490,000	374,199
Time Warner Inc.	5,856,667	280,124
Time Warner Cable Inc.	2,747,671	267,046
News Corp., Class A	10,062,700	257,001
General Motors Co.[1]	7,796,330	224,768
Mattel, Inc.	5,800,000	212,396
Royal Caribbean Cruises Ltd.	4,320,000	146,880
Carnival Corp., units	3,030,000	111,413
Melco Crown Entertainment Ltd. (ADR)[1]	6,000,000	101,040
Garmin Ltd.	2,400,000	97,968
DIRECTV[1]	1,310,000	65,710
Fiat SpA[1,2]	12,000,000	60,614
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	57,453
D.R. Horton, Inc.	2,900,000	57,362
Virgin Media Inc.	1,392,300	51,167
NIKE, Inc., Class B	808,360	41,711
Nordstrom, Inc.	600,000	32,100
WPP PLC[2]	1,460,000	21,224
		3,258,894

INFORMATION TECHNOLOGY — 13.72%
Microsoft Corp.	19,650,000	525,244
Oracle Corp.	12,635,000	420,998
Texas Instruments Inc.	11,083,559	342,925
Google Inc., Class A1	472,700	335,319
Apple Inc.	435,000	231,868
Yahoo! Inc.[1]	9,860,000	196,214
Computer Sciences Corp.	4,540,000	181,827
Intel Corp.	6,000,000	123,780
Intuit Inc.	1,815,000	107,992
Autodesk, Inc.[1]	2,500,000	88,375
Linear Technology Corp.	2,350,000	80,605
Xilinx, Inc.	2,197,400	78,887
Accenture PLC, Class A	925,000	61,512
KLA-Tencor Corp.	1,250,000	59,700
Motorola Solutions, Inc.	994,642	55,382
Automatic Data Processing, Inc.	955,000	54,445
Adobe Systems Inc.[1]	1,370,000	51,622
Maxim Integrated Products, Inc.	1,120,000	32,928
Nokia Corp.[2]	7,105,000	27,941
Analog Devices, Inc.	650,000	$ 27,339
QUALCOMM Inc.	407,800	25,292
HOYA Corp.[2]	1,000,000	19,689
SAP AG2	239,500	19,186
Quanta Computer Inc.[2]	7,140,000	16,879
Rovi Corp.[1]	942,800	14,547
Nintendo Co., Ltd.[2]	75,000	8,003
Western Union Co.	400,000	5,444
First Solar, Inc.[1]	170,000	5,250
Comverse Technology, Inc.[1]	970,000	3,725
		3,202,918

HEALTH CARE — 13.56%
Gilead Sciences, Inc.[1]	7,701,000	565,638
Amgen Inc.	4,465,400	385,453
Abbott Laboratories	3,800,000	248,900
Alexion Pharmaceuticals, Inc.[1]	2,340,000	219,515
Edwards Lifesciences Corp.[1]	2,325,000	209,645
Illumina, Inc.[1]	3,384,400	188,139
Biogen Idec Inc.[1]	1,231,000	180,551
Merck & Co., Inc.	3,553,090	145,464
UnitedHealth Group Inc.	2,150,000	116,616
Hologic, Inc.[1]	5,661,300	113,396
Medtronic, Inc.	2,315,000	94,961
Forest Laboratories, Inc.[1]	2,400,000	84,768
Merck KGaA[2]	619,726	81,765
Pfizer Inc	3,255,000	81,635
Cardinal Health, Inc.	1,800,000	74,124
Aetna Inc.	1,462,000	67,691
GlaxoSmithKline PLC[2]	2,850,000	61,878
BioMarin Pharmaceutical Inc.[1]	1,146,000	56,441
Thermo Fisher Scientific Inc.	800,000	51,024
Bayer AG2	400,000	37,985
Boston Scientific Corp.[1]	5,900,000	33,807
Allergan, Inc.	325,000	29,812
Novartis AG2	365,000	23,109
Johnson & Johnson	200,000	14,020
		3,166,337

INDUSTRIALS — 10.31%
CSX Corp.	13,555,000	267,440
United Technologies Corp.	2,606,400	213,751
United Parcel Service, Inc., Class B	2,726,400	201,017
Precision Castparts Corp.	1,055,000	199,838
General Dynamics Corp.	2,707,000	187,514
Waste Management, Inc.	4,928,900	166,301
3M Co.	1,706,000	158,402
Union Pacific Corp.	885,600	111,338
Emerson Electric Co.	1,930,000	102,213
European Aeronautic Defence and Space Co. EADS NV2	2,207,413	86,516
Rockwell Automation	1,030,000	86,510
General Electric Co.	4,000,000	83,960
Avery Dennison Corp.	2,225,000	77,697
Norfolk Southern Corp.	1,109,687	68,623
Dover Corp.	1,000,000	65,710
Verisk Analytics, Inc., Class A1	1,200,000	61,200
Iron Mountain Inc.	1,835,742	57,000
Republic Services, Inc.	1,680,000	49,274
Textron Inc.	1,970,100	48,839
Southwest Airlines Co.	3,860,000	$ 39,526
United Continental Holdings, Inc.[1]	1,635,000	38,226
Lockheed Martin Corp.	400,000	36,916
		2,407,811

ENERGY — 9.23%
Royal Dutch Shell PLC, Class A (ADR)	3,250,000	224,087
Royal Dutch Shell PLC, Class B2	2,780,000	98,391
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	70,890
Schlumberger Ltd.	4,690,000	324,970
EOG Resources, Inc.	2,313,353	279,430
Chevron Corp.	2,551,200	275,887
Apache Corp.	2,907,000	228,199
Baker Hughes Inc.	4,000,000	163,360
ConocoPhillips	2,423,360	140,530
BP PLC[2]	13,619,409	94,366
Devon Energy Corp.	1,693,000	88,104
Eni SpA[2]	1,967,000	48,525
Southwestern Energy Co.[1]	1,375,000	45,939
OJSC Gazprom (ADR)[2]	4,534,200	43,478
Canadian Natural Resources, Ltd.	990,000	28,505
		2,154,661

CONSUMER STAPLES — 6.47%
Philip Morris International Inc.	6,944,500	580,838
Coca-Cola Co.	5,635,400	204,283
CVS/Caremark Corp.	3,000,000	145,050
Altria Group, Inc.	3,665,000	115,154
Green Mountain Coffee Roasters, Inc.[1]	2,261,434	93,533
L’Oréal SA, non-registered shares[2]	645,000	90,100
PepsiCo, Inc.	1,218,419	83,376
Asahi Group Holdings, Ltd.[2]	3,400,000	72,070
Molson Coors Brewing Co., Class B	1,175,362	50,294
Mondelez International, Inc.	1,304,100	33,216
Unilever NV (New York registered)	651,500	24,953
Avon Products, Inc.	1,335,000	19,171
		1,512,038

FINANCIALS — 6.41%
Aon PLC, Class A	2,946,000	163,798
HSBC Holdings PLC (ADR)	1,538,570	81,652
HSBC Holdings PLC (Hong Kong)[2]	5,864,000	62,251
Citigroup Inc.	3,485,820	137,899
State Street Corp.	2,630,000	123,636
Prudential Financial, Inc.	2,100,000	111,993
Weyerhaeuser Co.[1]	3,784,541	105,286
Marsh & McLennan Companies, Inc.	2,789,100	96,140
JPMorgan Chase & Co.	2,000,000	87,940
Arthur J. Gallagher & Co.	2,061,301	71,424
Willis Group Holdings PLC	1,946,400	65,263
Principal Financial Group, Inc.	2,200,000	62,744
NYSE Euronext	1,860,000	58,664
First American Financial Corp.	2,220,705	53,497
Hudson City Bancorp, Inc.	6,491,600	52,777
Wells Fargo & Co.	1,500,000	51,270
UBS AG2	3,058,666	48,101
Bank of New York Mellon Corp.	1,574,605	40,467
Moody’s Corp.	447,458	22,516
WMI Holdings Corp.[1]	46,987	40
		1,497,358
MATERIALS — 6.03%
Dow Chemical Co.	12,259,100	$ 396,214
Celanese Corp., Series A	4,630,400	206,192
Air Products and Chemicals, Inc.	1,680,000	141,153
Monsanto Co.	1,100,000	104,115
Valspar Corp.	1,433,600	89,457
International Flavors & Fragrances Inc.	1,255,000	83,508
Freeport-McMoRan Copper & Gold Inc.	2,200,000	75,240
Mosaic Co.	1,202,000	68,069
Sealed Air Corp.	3,200,000	56,032
Praxair, Inc.	499,624	54,684
ArcelorMittal[2]	2,540,000	43,970
CRH PLC[2]	1,600,000	33,201
SSAB Svenskt Stål AB, Class A2	3,276,684	28,894
Barrick Gold Corp.	800,000	28,008
		1,408,737

TELECOMMUNICATION SERVICES — 4.27%
AT&T Inc.	7,425,000	250,297
Verizon Communications Inc.	4,653,900	201,374
Crown Castle International Corp.[1]	2,748,600	198,339
Sprint Nextel Corp., Series 1[1]	28,690,000	162,672
Telephone and Data Systems, Inc.	5,680,240	125,761
CenturyLink, Inc.	1,378,775	53,938
MetroPCS Communications, Inc.[1]	362,500	3,603
		995,984

UTILITIES — 0.92%
PG&E Corp.	2,364,000	94,985
Dominion Resources, Inc.	1,175,000	60,865
FirstEnergy Corp.	1,430,000	59,717
		215,567

MISCELLANEOUS — 4.03%
Other common stocks in initial period of acquisition		942,083

Total common stocks (cost: $15,335,198,000)		20,762,388

Preferred securities — 0.07%

FINANCIALS — 0.07%
First Niagara Financial Group, Inc., Series B, 8.625%	600,000	17,000

Total preferred securities (cost: $15,000,000)		17,000

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,544
General Motors Co., Series B, warrants, expire 2019[1]	79,175	989

Total rights & warrants (cost: $3,908,000)		2,533

	Shares or	Value
Convertible securities — 0.33%	principal amount	(000)

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	$ 26,055

CONSUMER DISCRETIONARY — 0.09%
General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	20,525

FINANCIALS — 0.03%
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred[3]	6,000	8,025

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		23,758

Total convertible securities (cost: $63,785,000)		78,363

	Principal amount
Bonds, notes & other debt instruments — 0.26%	(000)

FINANCIALS — 0.14%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[4]	$ 29,049	33,031

TELECOMMUNICATION SERVICES — 0.12%
Sprint Nextel Corp. 9.125% 2017	13,000	15,372
Sprint Nextel Corp. 11.50% 2021	8,325	11,353
		26,725

Total bonds, notes & other debt instruments (cost: $51,327,000)		59,756

Short-term securities — 10.15%

Freddie Mac 0.08%–0.19% due 1/22–5/20/2013	696,300	696,195
Fannie Mae 0.115%–0.17% due 1/14–5/29/2013	593,400	593,337
Federal Home Loan Bank 0.12%–0.165% due 1/4–6/19/2013	363,900	363,841
U.S. Treasury Bills 0.109%–0.155% due 1/24–5/16/2013	270,800	270,755
Private Export Funding Corp. 0.16%–0.27% due 2/1–5/2/2013[5]	100,250	100,205
Coca-Cola Co. 0.15%–0.26% due 1/14–1/25/2013[5]	91,600	91,594
John Deere Credit Ltd. 0.18% due 1/23–1/30/2013[5]	44,100	44,093
Variable Funding Capital Company LLC 0.14%–0.17% due 1/16–1/31/2013[5]	35,000	34,997
National Rural Utilities Cooperative Finance Corp. 0.14% due 1/2–1/17/2013	34,600	34,599
Paccar Financial Corp. 0.13%–0.18% due 1/30–2/5/2013	32,275	32,269
Google Inc. 0.15% due 1/4/2013[5]	21,100	21,100
Federal Farm Credit Banks 0.17%–0.22% due 3/15–6/25/2013	21,100	21,094
Procter & Gamble Co. 0.15% due 1/22/2013[5]	20,000	19,999
Wal-Mart Stores, Inc. 0.10% due 1/24/2013[5]	20,000	19,999
Jupiter Securitization Co., LLC 0.19% due 2/25/2013[5]	9,600	9,597
Chariot Funding, LLC 0.16% due 1/3/2013[5]	5,300	5,300
Regents of the University of California 0.14% due 1/23/2013	10,000	9,999
NetJets Inc. 0.08% due 1/3/2013[5]	1,300	1,300

Total short-term securities (cost: $2,369,831,000)		2,370,273

		Value
		(000)

Total investment securities (cost: $17,839,049,000)		$23,290,313
Other assets less liabilities		62,218

Net assets		$23,352,531

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,286,123,000, which represented 5.51% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $348,184,000, which represented 1.49% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 86.67%	Shares	(000)

CONSUMER STAPLES — 16.03%
Philip Morris International Inc.	218,340	$18,262
British American Tobacco PLC[1]	338,600	17,157
Anheuser-Busch InBev NV1	64,500	5,637
Pernod Ricard SA1	34,400	4,045
Imperial Tobacco Group PLC[1]	87,600	3,383
Danone SA1	48,900	3,231
Nestlé SA1	49,550	3,229
Koninklijke Ahold NV1	197,000	2,617
Charoen Pokphand Foods PCL[1]	2,295,700	2,545
Svenska Cellulosa AB SCA, Class B1	106,800	2,338
SABMiller PLC[1]	45,100	2,123
Japan Tobacco Inc.[1]	71,600	2,017
Wesfarmers Ltd.[1]	43,150	1,665
Treasury Wine Estates Ltd.[1]	71,666	353
		68,602

FINANCIALS — 13.94%
Nordea Bank AB1	477,000	4,568
Link Real Estate Investment Trust[1]	845,000	4,226
Sberbank of Russia (ADR)[1]	218,500	2,716
Sberbank of Russia (GDR)[1,2]	116,832	1,452
Chongqing Rural Commercial Bank Co., Ltd., Class H1	7,195,000	4,005
BNP Paribas SA1	70,400	3,968
Prudential PLC[1]	249,750	3,485
Japan Real Estate Investment Corp.[1]	316	3,100
Axis Bank Ltd.[1]	122,200	3,056
PT Bank Rakyat Indonesia (Persero) Tbk[1]	4,084,000	2,974
Mitsui Fudosan Co., Ltd.[1]	108,000	2,639
Credit Suisse Group AG1	102,500	2,572
Bank of China Ltd., Class H1	5,636,000	2,551
Investor AB, Class B1	93,600	2,455
Canadian Imperial Bank of Commerce (CIBC)	27,000	2,171
Barclays PLC[1]	490,000	2,116
Westfield Group[1]	189,500	2,091
Sun Life Financial Inc.	67,500	1,789
Royal Bank of Canada	28,500	1,716
Banco Santander, SA1,3	204,718	1,651
CapitaMall Trust[1]	922,000	1,616
Henderson Land Development Co. Ltd.[1]	215,000	1,531
Sampo Oyj, Class A1	22,100	715
Itaú Unibanco Holding SA, preferred nominative	30,200	492
		59,655

CONSUMER DISCRETIONARY — 11.54%
H & M Hennes & Mauritz AB, Class B1	122,400	$ 4,253
NEXT PLC[1]	52,700	3,253
Isuzu Motors Ltd.[1]	525,000	3,127
WPP PLC[1]	210,100	3,054
Swatch Group Ltd, non-registered shares[1]	5,660	2,913
Cie. Financière Richemont SA, Class A, non-registered shares[1]	34,700	2,775
Volkswagen AG, nonvoting preferred[1]	11,850	2,696
Li & Fung Ltd.[1]	1,471,000	2,643
Whitbread PLC[1]	62,500	2,492
Galaxy Entertainment Group Ltd.[1,3]	550,000	2,194
Bayerische Motoren Werke AG1	22,500	2,170
Crown Ltd.[1]	189,000	2,105
Golden Eagle Retail Group Ltd.[1]	837,000	2,087
Nissan Motor Co., Ltd.[1]	213,000	2,022
Renault SA1	35,408	1,953
William Hill PLC[1]	335,000	1,903
Virgin Media Inc.	45,700	1,679
adidas AG1	18,000	1,604
Daimler AG1	24,700	1,350
OPAP SA1	177,340	1,270
Toyota Motor Corp.[1]	19,100	891
Zhongsheng Group Holdings Ltd.[1]	502,000	767
Fiat SpA[1,3]	37,500	189
		49,390

TELECOMMUNICATION SERVICES — 9.53%
Ziggo NV1	205,654	6,647
Singapore Telecommunications Ltd.[1]	2,222,000	6,043
SOFTBANK CORP.[1]	159,700	5,844
China Communications Services Corp. Ltd., Class H1	7,054,800	4,099
TeliaSonera AB1	587,000	3,998
OJSC Mobile TeleSystems (ADR)	199,200	3,715
Vodafone Group PLC[1]	836,500	2,104
Advanced Info Service PCL[1]	230,000	1,582
PT XL Axiata Tbk[1]	2,450,000	1,455
Taiwan Mobile Co., Ltd.[1]	316,000	1,167
Turkcell Iletisim Hizmetleri AS1,3	155,000	1,003
Türk Telekomünikasyon AS, Class D1	252,400	980
TDC A/S1	137,000	971
Philippine Long Distance Telephone Co.[1]	12,200	753
Maxis Bhd.[1]	197,200	430
		40,791

UTILITIES — 9.21%
National Grid PLC[1]	756,265	8,663
SSE PLC[1]	350,350	8,097
GDF SUEZ[1]	357,099	7,358
PT Perusahaan Gas Negara (Persero) Tbk[1]	10,741,500	5,141
Power Assets Holdings Ltd.[1]	482,500	4,135
ENN Energy Holdings Ltd.[1]	810,000	3,541
EDP — Energias de Portugal, SA1	823,172	2,474
		39,409

INDUSTRIALS — 7.00%
Jardine Matheson Holdings Ltd.[1]	115,700	7,196
VINCI SA1	94,300	4,488
AB Volvo, Class B1	249,800	3,445
ASSA ABLOY AB, Class B1	89,900	3,385
Legrand SA1	55,000	2,321
Capita PLC[1]	183,000	$ 2,266
Bunzl PLC[1]	115,352	1,883
Hutchison Whampoa Ltd.[1]	164,000	1,740
BAE Systems PLC[1]	309,495	1,700
Schneider Electric SA1	7,228	539
Hutchison Port Holdings Trust[1]	668,000	532
Fiat Industrial SpA[1]	37,500	411
		29,906

HEALTH CARE — 6.18%
Novartis AG1	90,970	5,759
Fresenius SE & Co. KGaA[1]	37,000	4,258
Sonic Healthcare Ltd.[1]	294,475	4,112
Fresenius Medical Care AG & Co. KGaA[1]	43,100	2,978
GlaxoSmithKline PLC[1]	127,200	2,762
Mindray Medical International Ltd., Class A (ADR)	74,100	2,423
Getinge AB, Class B1	62,700	2,124
Novo Nordisk A/S, Class B1	12,500	2,042
		26,458

ENERGY — 5.19%
BP PLC[1]	1,592,651	11,035
BG Group PLC[1]	234,000	3,924
Royal Dutch Shell PLC, Class B1	75,000	2,654
Husky Energy Inc.	72,400	2,140
PTT PCL[1]	162,000	1,766
OJSC Gazprom (ADR)[1]	71,800	689
		22,208

INFORMATION TECHNOLOGY — 4.88%
TPK Holding Co., Ltd.[1]	237,000	4,233
Quanta Computer Inc.[1]	1,633,020	3,860
Samsung Electronics Co. Ltd.[1]	2,570	3,678
NetEase, Inc. (ADR)[3]	63,834	2,716
Baidu, Inc., Class A (ADR)[3]	23,050	2,312
Delta Electronics, Inc.[1]	555,760	2,051
Pegatron Corp.[1,3]	1,560,000	2,030
		20,880

MATERIALS — 3.15%
Nitto Denko Corp.[1]	80,900	3,980
Formosa Chemicals & Fibre Corp.[1]	924,000	2,395
Amcor Ltd.[1]	282,000	2,385
Akzo Nobel NV1	26,300	1,736
Ube Industries, Ltd.[1]	647,000	1,556
Syngenta AG1	2,710	1,093
Israel Chemicals Ltd.[1]	27,200	328
		13,473

MISCELLANEOUS — 0.02%
Other common stocks in initial period of acquisition		97

Total common stocks (cost: $331,110,000)		370,869

	Principal amount	Value
Bonds, notes & other debt instruments — 4.50%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.30%
United Mexican States Government, Series M30, 10.00% 2036	MXN23,600	$ 2,644
Polish Government, Series 1021, 5.75% 2021	PLN6,190	2,325
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	590
		5,559

ENERGY — 1.10%
Gazprom OJSC 4.95% 2022[2]	$1,650	1,779
Gazprom OJSC, Series 9, 6.51% 2022	270	323
Gazprom OJSC 7.288% 2037	1,100	1,438
Reliance Holdings Ltd. 6.25% 2040	1,025	1,179
		4,719

TELECOMMUNICATION SERVICES — 1.02%
MTS International Funding Ltd. 8.625% 2020	2,105	2,665
MTS International Funding Ltd. 8.625% 2020[2]	119	151
América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,549
		4,365

FINANCIALS — 0.68%
Westfield Group 4.625% 2021[2]	$ 2,385	2,673
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[2,4]	200	236
		2,909

CONSUMER STAPLES — 0.40%
Marfrig Holdings (Europe) BV 8.375% 2018	2,000	1,715

Total bonds, notes & other debt instruments (cost: $17,382,000)		19,267

Short-term securities — 10.37%

U.S. Treasury Bills 0.128%–0.138% due 3/21–6/6/2013	15,900	15,897
Variable Funding Capital Corp. 0.17% due 1/23/2013[2]	10,000	9,999
Freddie Mac 0.15% due 5/21/2013	7,500	7,497
Bank of Nova Scotia 0.02% due 1/2/2013	4,700	4,700
Federal Home Loan Bank 0.152% due 4/1/2013	3,900	3,900
Toyota Credit Canada Inc. 0.14% due 1/18/2013	2,400	2,400

Total short-term securities (cost: $44,387,000)		44,393

Total investment securities (cost: $392,879,000)		434,529
Other assets less liabilities		(6,599)

Net assets		$427,930

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” was $331,454,000, which represented 77.46% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,290,000, which represented 3.81% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

HUF = Hungarian forints

MXN = Mexican pesos

PLN = Polish zloty

Asset Allocation FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 71.56%	Shares	(000)

CONSUMER DISCRETIONARY — 10.98%
Comcast Corp., Class A	7,500,000	$ 280,350
Home Depot, Inc.	3,950,000	244,308
VF Corp.	700,000	105,679
General Motors Co.[1]	3,500,000	100,905
Amazon.com, Inc.[1]	400,000	100,456
DIRECTV[1]	1,850,000	92,796
SES SA, Class A (FDR)[2]	3,000,000	86,786
Naspers Ltd., Class N2	1,100,000	70,678
Toyota Motor Corp.[2]	1,400,000	65,347
Gentex Corp.	3,200,000	60,224
Johnson Controls, Inc.	1,750,000	53,725
NIKE, Inc., Class B	1,040,000	53,664
Virgin Media Inc.	1,350,000	49,613
Cooper-Standard Holdings Inc.[1]	123,234	4,436
		1,368,967

FINANCIALS — 10.58%
ACE Ltd.	2,320,000	185,136
Goldman Sachs Group, Inc.	1,450,000	184,962
American Express Co.	2,600,000	149,448
American Tower Corp.	1,700,000	131,359
JPMorgan Chase & Co.	2,500,000	109,925
Citigroup Inc.	2,750,000	108,790
Bank of America Corp.	8,000,000	92,800
Allstate Corp.	1,900,000	76,323
Progressive Corp.[1]	2,950,000	62,245
HDFC Bank Ltd. (ADR)	1,500,000	61,080
Moody’s Corp.	1,200,000	60,384
Marsh & McLennan Companies, Inc.	1,740,000	59,978
T. Rowe Price Group, Inc.	550,000	35,821
		1,318,251

HEALTH CARE — 9.79%
Gilead Sciences, Inc.[1]	3,450,000	253,402
Merck & Co., Inc.	5,900,000	241,546
Baxter International Inc.	2,360,000	157,318
Johnson & Johnson	2,175,000	152,467
Cardinal Health, Inc.	3,340,000	137,541
Bristol-Myers Squibb Co.	3,600,000	117,324
UnitedHealth Group Inc.	1,500,000	81,360
Teva Pharmaceutical Industries Ltd. (ADR)	1,170,000	43,688
Incyte Corp.[1]	2,160,000	35,878
		1,220,524

ENERGY — 8.71%
Kinder Morgan, Inc.	7,140,000	$ 252,256
Chevron Corp.	1,825,000	197,356
Noble Energy, Inc.	800,000	81,392
Technip SA2	650,000	74,834
Suncor Energy Inc.	2,150,000	70,701
Denbury Resources Inc.[1]	4,000,000	64,800
Concho Resources Inc.[1]	795,000	64,045
Transocean Ltd.	1,400,000	62,510
Core Laboratories NV	500,000	54,655
Tenaris SA (ADR)	1,300,000	54,496
Rosetta Resources Inc.[1]	1,200,000	54,432
Royal Dutch Shell PLC, Class B (ADR)	760,000	53,876
		1,085,353

INFORMATION TECHNOLOGY — 8.24%
Oracle Corp.	6,800,000	226,576
Microsoft Corp.	6,200,000	165,726
ASML Holding NV (New York registered)	1,732,500	111,591
Texas Instruments Inc.	3,500,000	108,290
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,270,000	107,593
VeriSign, Inc.[1]	2,000,000	77,640
Corning Inc.	6,000,000	75,720
Autodesk, Inc.[1]	2,000,000	70,700
Google Inc., Class A1	60,000	42,562
Apple Inc.	75,000	39,977
		1,026,375

INDUSTRIALS — 7.37%
Boeing Co.	2,400,000	180,864
Lockheed Martin Corp.	1,815,000	167,506
General Electric Co.	5,300,000	111,247
Canadian Pacific Railway Ltd.	900,000	91,294
Parker-Hannifin Corp.	1,000,000	85,060
Rockwell Collins, Inc.	1,180,000	68,641
Danaher Corp.	1,220,000	68,198
Emerson Electric Co.	1,200,000	63,552
C.H. Robinson Worldwide, Inc.	710,000	44,886
Cummins Inc.	330,000	35,755
Nortek, Inc.[1]	16,450	1,090
Atrium Corp.[1,2,3]	535	19
		918,112

MATERIALS — 5.28%
FMC Corp.	2,500,000	146,300
Sealed Air Corp.	5,000,000	87,550
LyondellBasell Industries NV, Class A	1,500,000	85,635
Dow Chemical Co.	2,500,000	80,800
Monsanto Co.	800,000	75,720
Sigma-Aldrich Corp.	840,000	61,807
Nucor Corp.	1,250,000	53,975
Potash Corp. of Saskatchewan Inc.	1,000,000	40,690
Barrick Gold Corp.	660,000	23,107
NewPage Holdings, Inc.[1,2,4]	21,920	2,383
		657,967

CONSUMER STAPLES — 4.67%
Nestlé SA (ADR)	1,250,000	81,462
Nestlé SA2	830,000	54,095
Unilever NV (New York registered)	3,445,000	131,944
Wal-Mart Stores, Inc.	1,725,000	$ 117,697
Coca-Cola Co.	2,000,000	72,500
Procter & Gamble Co.	770,000	52,275
Colgate-Palmolive Co.	460,000	48,088
Philip Morris International Inc.	290,000	24,256
		582,317

UTILITIES — 2.20%
Edison International	1,980,000	89,476
PG&E Corp.	1,910,000	76,744
Exelon Corp.	2,120,000	63,049
FirstEnergy Corp.	1,065,000	44,474
		273,743

TELECOMMUNICATION SERVICES — 1.34%
SOFTBANK CORP.[2]	2,950,000	107,946
AT&T Inc.	1,750,000	58,992
		166,938

MISCELLANEOUS — 2.40%
Other common stocks in initial period of acquisition		299,250

Total common stocks (cost: $6,823,836,000)		8,917,797

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 2017[1]	38,220	440
Revel Holdings, Inc., warrants, expire 2021[1,2,3]	3,475	261

Total rights & warrants (cost: $432,000)		701

Convertible securities — 0.02%

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc. 7.00% convertible preferred[2,3]	19,937	3,136

Total convertible securities (cost: $1,973,000)		3,136

	Principal amount
Bonds, notes & other debt instruments — 20.88%	(000)

U.S. TREASURY BONDS & NOTES — 6.74%
U.S. TREASURY — 6.17%
U.S. Treasury 0.75% 2013	$72,875	73,184
U.S. Treasury 1.125% 2013	48,167	48,386
U.S. Treasury 1.375% 2013	89,458	89,877
U.S. Treasury 1.50% 2013	40,000	40,523
U.S. Treasury 2.75% 2013	3,190	3,258
U.S. Treasury 1.875% 2014	54,845	56,052
U.S. Treasury 2.625% 2014	7,625	7,898
U.S. Treasury 1.50% 2016	68,000	70,481
U.S. Treasury 1.75% 2016	22,500	23,502
U.S. Treasury 2.00% 2016	10,500	11,020
U.S. Treasury 7.25% 2016	2,000	2,456
U.S. Treasury 2.625% 2018	$34,000	$ 37,233
U.S. Treasury 3.50% 2018	52,630	59,907
U.S. Treasury 6.25% 2023	44,235	63,363
U.S. Treasury 6.625% 2027	35,000	53,761
U.S. Treasury 4.375% 2039	11,000	14,261
U.S. Treasury 4.625% 2040	7,000	9,425
U.S. Treasury 3.75% 2041	30,000	35,133
U.S. Treasury 4.75% 2041	50,000	68,691
		768,411

U.S. TREASURY INFLATION-PROTECTED SECURITIES[5] — 0.57%
U.S. Treasury Inflation-Protected Security 1.875% 2013	8,363	8,502
U.S. Treasury Inflation-Protected Security 1.875% 2015	24,231	26,426
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,184	10,905
U.S. Treasury Inflation-Protected Security 0.125% 2022	19,112	20,745
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,095	4,487
		71,065

Total U.S. Treasury bonds & notes		839,476

MORTGAGE-BACKED OBLIGATIONS[7] — 5.75%
Fannie Mae 6.00% 2021	141	158
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	4,500	4,519
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6]	2,145	2,156
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	5,242	5,362
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	4,000	4,200
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	223	224
Fannie Mae 3.50% 2025	10,112	10,736
Fannie Mae 6.00% 2026	1,272	1,419
Fannie Mae 2.50% 2028	47,000	49,159
Fannie Mae 3.00% 2028	21,500	22,699
Fannie Mae 3.50% 2028	12,000	12,733
Fannie Mae 5.50% 2033	2,403	2,633
Fannie Mae 5.50% 2033	1,594	1,746
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	438	400
Fannie Mae 5.50% 2036	3,127	3,422
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,268	1,429
Fannie Mae 5.50% 2037	1,349	1,483
Fannie Mae 5.50% 2037	1,149	1,249
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	285	316
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	154	171
Fannie Mae 6.00% 2037	10,355	11,389
Fannie Mae 6.00% 2037	190	208
Fannie Mae 6.00% 2038	30,006	32,837
Fannie Mae 6.00% 2038	8,839	9,670
Fannie Mae 6.00% 2038	7,334	8,025
Fannie Mae 6.00% 2038	775	847
Fannie Mae 6.00% 2038	389	425
Fannie Mae 6.00% 2038	370	406
Fannie Mae 6.00% 2039	9	10
Fannie Mae 3.50% 2040	16,676	17,799
Fannie Mae 4.00% 2040	5,810	6,386
Fannie Mae 4.184% 2040[6]	1,209	1,288
Fannie Mae 4.50% 2040	22,536	24,429
Fannie Mae 4.50% 2040	1,741	1,887
Fannie Mae 4.50% 2040	890	964
Fannie Mae 6.00% 2040	3,688	4,026
Fannie Mae 3.50% 2041	$ 8,299	$ 8,858
Fannie Mae 4.00% 2041	15,884	17,050
Fannie Mae 4.00% 2041	13,136	14,100
Fannie Mae 4.50% 2041	19,129	20,772
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	396	461
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	101	121
Fannie Mae 3.00% 2042	63,882	67,024
Fannie Mae 3.50% 2043	40,483	43,173
Fannie Mae 4.50% 2043	70,000	75,636
Fannie Mae 5.50% 2043	4,530	4,922
Fannie Mae 6.00% 2043	45,158	49,328
Fannie Mae 7.00% 2047	688	769
Fannie Mae 7.00% 2047	466	521
Fannie Mae 7.00% 2047	20	22
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	5,000	5,096
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	3,837	3,942
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	2,820	2,940
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	4,000	4,061
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	4,500	4,544
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	3,680	3,741
Freddie Mac 5.00% 2023	913	985
Freddie Mac 6.00% 2026	3,451	3,850
Freddie Mac 4.50% 2029	962	1,038
Freddie Mac 4.50% 2029	947	1,021
Freddie Mac 4.50% 2029	936	1,009
Freddie Mac, Series T-041, Class 3-A, 6.801% 2032[6]	576	662
Freddie Mac, Series 3233, Class PA, 6.00% 2036	2,825	3,171
Freddie Mac, Series 3312, Class PA, 5.50% 2037	2,800	3,099
Freddie Mac 5.00% 2038	7,576	8,150
Freddie Mac 6.50% 2038	1,224	1,393
Freddie Mac 4.50% 2039	955	1,025
Freddie Mac 5.00% 2040	7,824	8,493
Freddie Mac 4.00% 2041	19,631	20,981
Freddie Mac 4.00% 2041	3,600	3,847
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[6]	3,163	3,218
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3]	5,625	6,055
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	7,000	7,604
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.728% 2049[6]	8,543	10,060
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	166	166
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[6]	3,000	3,453
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,556
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.685% 2049[6]	9,100	10,581
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[6]	2,250	2,502
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,750	6,606
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	3,125	3,187
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3]	2,125	2,197
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	1,875	1,924
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.307% 2045[6]	5,000	5,027
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,826	3,918
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,324	2,462
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,188	2,209
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	961	993
		716,333

HEALTH CARE — 1.30%
inVentiv Health Inc. 9.00% 2018[3]	3,350	3,392
inVentiv Health Inc. 10.00% 2018[3]	4,802	4,190
inVentiv Health Inc. 10.25% 2018[3]	11,260	9,824
Kinetic Concepts, Inc. 10.50% 2018[3]	6,330	6,670
Kinetic Concepts, Inc. 12.50% 2019[3]	$4,600	$ 4,422
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	6,940
GlaxoSmithKline Capital Inc. 1.50% 2017	4,000	4,061
PTS Acquisition Corp. 9.50% 2015[8]	3,053	3,130
PTS Acquisition Corp. 9.75% 2017	€ 5,495	7,561
Quintiles, Term Loan B-2, 4.50% 2018[6,7,9]	$10,567	10,567
Rotech Healthcare Inc. 10.75% 2015	5,190	5,203
Rotech Healthcare Inc. 10.50% 2018	6,675	4,506
Bausch & Lomb Inc. 9.875% 2015	6,677	6,911
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[3]	6,250	6,563
VPI Escrow Corp. 6.375% 2020[3]	5,875	6,330
Novartis Capital Corp. 2.90% 2015	6,000	6,311
Surgical Care Affiliates, Inc. 8.875% 2015[3]	5,870	6,031
Surgical Care Affiliates, Inc. 10.00% 2017[3]	135	142
Express Scripts Inc. 3.125% 2016	5,000	5,274
AbbVie Inc. 4.40% 2042[3]	4,930	5,247
Cardinal Health, Inc. 5.80% 2016	4,500	5,218
Gilead Sciences, Inc. 3.05% 2016	4,300	4,608
VWR Funding, Inc. 7.25% 2017[3]	4,175	4,405
Centene Corp. 5.75% 2017	3,945	4,261
Symbion Inc. 8.00% 2016	4,000	4,140
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,9]	4,000	3,982
Grifols Inc. 8.25% 2018	3,260	3,606
Boston Scientific Corp. 6.00% 2020	3,000	3,502
Multiplan Inc. 9.875% 2018[3]	2,930	3,282
Merge Healthcare Inc 11.75% 2015	3,020	3,258
Alkermes Inc., Term Loan B, 4.50% 2019[6,7,9]	2,793	2,826
Amgen Inc. 2.50% 2016	2,475	2,602
Biogen Idec Inc. 6.00% 2013	2,560	2,582
INC Research LLC 11.50% 2019[3]	445	463
		162,010

INDUSTRIALS — 1.18%
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[6,7,9]	4,243	4,308
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[6,7,9]	554	300
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[6,7,9]	25,059	13,594
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[6,7,9]	4,460	2,520
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017[10]	905	1
CEVA Group PLC 11.625% 2016[3]	450	465
CEVA Group PLC 8.375% 2017[3]	2,025	2,015
CEVA Group PLC 11.50% 2018[3]	12,355	10,440
CEVA Group PLC 12.75% 2020[3]	8,450	6,359
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	15,570	15,881
Ply Gem Industries, Inc. 9.375% 2017[3]	2,400	2,562
Ply Gem Industries, Inc. 8.25% 2018	11,180	12,130
Nortek Inc. 10.00% 2018	4,800	5,364
Nortek Inc. 8.50% 2021	4,320	4,817
General Electric Capital Corp. 3.15% 2022	3,000	3,068
General Electric Co. 4.125% 2042	5,000	5,149
JELD-WEN Escrow Corp. 12.25% 2017[3]	6,000	6,960
Euramax International, Inc. 9.50% 2016	6,965	6,530
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,370	4,119
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,705	2,367
DAE Aviation Holdings, Inc. 11.25% 2015[3]	5,677	5,860
Union Pacific Corp. 5.75% 2017	830	996
Union Pacific Corp. 5.70% 2018	3,205	3,893
US Investigations Services, Inc. 10.50% 2015[3]	3,600	3,168
US Investigations Services, Inc. 11.75% 2016[3]	1,735	1,310
Burlington Northern Santa Fe LLC 7.00% 2014	$ 1,945	$ 2,077
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,233
Norfolk Southern Corp. 5.75% 2016	2,255	2,567
Norfolk Southern Corp. 5.75% 2018	1,075	1,285
Norfolk Southern Corp. 4.837% 2041	67	75
Atlas Copco AB 5.60% 2017[3]	2,750	3,223
Volvo Treasury AB 5.95% 2015[3]	2,205	2,408
United Technologies Corp. 1.80% 2017	2,110	2,173
R.R. Donnelley & Sons Co. 6.125% 2017	675	656
R.R. Donnelley & Sons Co. 7.25% 2018	1,400	1,358
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[6,7,9]	326	322
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[6,7,9]	1,585	1,490
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	159	164
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	10	11
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,7]	54	55
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	692	740
		145,013

FINANCIALS — 1.13%
Realogy Corp., Term Loan B, 4.461% 2016[6,7,9]	12,040	12,092
Realogy Corp., Letter of Credit, 4.461% 2016[6,7,9]	914	918
Springleaf Finance Corp., Term Loan B, 5.50% 2017[6,7,9]	12,905	12,853
International Lease Finance Corp. 4.875% 2015	10,735	11,152
CIT Group Inc., Series C, 4.75% 2015[3]	4,570	4,776
CIT Group Inc. 5.00% 2017	5,700	6,071
Hospitality Properties Trust 6.30% 2016	3,000	3,310
Hospitality Properties Trust 6.70% 2018	4,415	5,072
iStar Financial Inc., Term Loan B, 5.75% 2017[6,7,9]	5,109	5,173
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,551
Bank of America Corp. 5.75% 2017	3,100	3,616
Bank of America Corp. 5.00% 2021	3,000	3,428
JPMorgan Chase & Co. 3.45% 2016	3,500	3,719
JPMorgan Chase & Co. 3.25% 2022	3,000	3,092
American International Group, Inc. 3.00% 2015	6,500	6,767
Kimco Realty Corp. 6.875% 2019	5,375	6,643
Prologis, Inc. 7.375% 2019	5,055	6,271
Murray Street Investment Trust I 4.647% 2017	5,000	5,412
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	1,025	1,099
Westfield Group 5.70% 2016[3]	3,700	4,228
Simon Property Group, LP 5.875% 2017	1,500	1,777
Simon Property Group, LP 10.35% 2019	2,000	2,862
Barclays Bank PLC 2.50% 2013	1,875	1,877
Barclays Bank PLC 5.125% 2020	2,000	2,279
Monumental Global Funding III 0.54% 2014[3,6]	4,000	3,997
American Tower Corp. 4.625% 2015	3,595	3,823
BNP Paribas 5.00% 2021	3,250	3,653
Bank of Nova Scotia 2.55% 2017	3,000	3,159
Toronto-Dominion Bank 2.375% 2016	3,000	3,154
Developers Diversified Realty Corp. 7.50% 2017	2,500	3,001
Lazard Group LLC 7.125% 2015	2,585	2,875
		140,700

TELECOMMUNICATION SERVICES — 1.00%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[3]	12,895	13,926
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[3]	8,195	8,851
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[3]	7,055	8,360
Wind Acquisition SA 11.75% 2017[3]	11,740	12,356
Wind Acquisition SA 7.25% 2018[3]	3,875	3,943
Wind Acquisition SA 7.375% 2018	€2,835	3,812
Sprint Nextel Corp. 8.375% 2017	$ 1,250	$ 1,459
Sprint Nextel Corp. 9.125% 2017	2,750	3,252
Sprint Nextel Corp. 7.00% 2020	4,000	4,390
Sprint Nextel Corp. 11.50% 2021	3,700	5,046
Cricket Communications, Inc. 7.75% 2016	8,115	8,632
Cricket Communications, Inc. 7.75% 2020	875	897
Vodafone Group PLC, Term Loan B, 6.875% 2015[7,8,9]	5,981	6,175
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,7,8,9]	2,191	2,263
LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	8,325	7,097
Trilogy International Partners, LLC, 10.25% 2016[3]	8,000	7,080
Deutsche Telekom International Finance BV 9.25% 2032	3,870	6,186
Deutsche Telekom International Finance BV 4.875% 2042[3]	200	214
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,266
Telecom Italia Capital SA 6.999% 2018	1,000	1,148
Telecom Italia Capital SA 7.175% 2019	2,000	2,331
France Télécom 4.125% 2021	5,000	5,514
SBC Communications Inc. 5.10% 2014	1,125	1,209
AT&T Inc. 4.30% 2042[3]	4,000	4,021
Verizon Communications Inc. 4.75% 2041	1,275	1,448
Verizon Communications Inc. 6.00% 2041	975	1,274
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,186
		125,336

CONSUMER DISCRETIONARY — 0.86%
MGM Resorts International 5.875% 2014	11,965	12,503
MGM Resorts International 8.625% 2019[3]	5,200	5,824
MGM Resorts International 6.625% 2021	1,325	1,327
Boyd Gaming Corp. 6.75% 2014	1,960	1,960
Boyd Gaming Corp. 7.125% 2016	3,570	3,516
Boyd Gaming Corp. 9.125% 2018	5,945	6,094
Comcast Corp. 5.65% 2035	1,750	2,055
Comcast Corp. 6.95% 2037	5,125	6,956
Time Warner Cable Inc. 6.75% 2018	3,345	4,182
Time Warner Cable Inc. 8.75% 2019	180	243
Time Warner Cable Inc. 5.00% 2020	3,000	3,495
Caesars Entertainment Operating Co. 11.25% 2017	5,000	5,381
Caesars Entertainment Operating Co. 9.00% 2020[3]	2,450	2,462
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	7,000	7,525
Toys “R” Us-Delaware, Inc. 7.375% 2016[3]	6,640	6,823
Revel Entertainment, Term Loan B, 9.00% 2017[6,7,9]	10,913	5,693
Revel AC, Inc. 12.00% 2018[8]	8,350	764
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	6,000	6,172
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[6,7,9]	5,285	5,302
Volkswagen International Finance NV 2.375% 2017[3]	5,000	5,153
Univision Communications Inc., Term Loan B, 4.462% 2017[6,7,9]	4,197	4,136
Time Warner Inc. 6.25% 2041	2,500	3,090
Staples, Inc. 9.75% 2014	2,500	2,719
Laureate Education, Inc. 9.25% 2019[3]	1,875	1,969
Thomson Reuters Corp. 5.95% 2013	1,575	1,620
Thomson Reuters Corp. 6.50% 2018	140	175
		107,139

ENERGY — 0.70%
Woodside Finance Ltd. 4.60% 2021[3]	7,660	8,449
StatoilHydro ASA 1.80% 2016	4,000	4,116
Statoil ASA 4.25% 2041	2,000	2,154
Alpha Natural Resources, Inc. 9.75% 2018	4,115	4,465
Alpha Natural Resources, Inc. 6.00% 2019	1,025	948
Alpha Natural Resources, Inc. 6.25% 2021	875	805
Enbridge Energy Partners, LP, Series B, 6.50% 2018	$ 1,900	$ 2,314
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,298
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,560
TransCanada PipeLines Ltd. 7.625% 2039	4,000	6,022
Transocean Inc. 5.05% 2016	4,500	5,014
Apache Corp. 2.625% 2023	5,000	4,995
Petróleos Mexicanos 5.50% 2044	3,925	4,327
Southwestern Energy Co. 4.10% 2022	4,000	4,306
Cenovus Energy Inc. 4.50% 2014	4,000	4,245
Enterprise Products Operating LLC 5.20% 2020	3,500	4,181
CONSOL Energy Inc. 8.00% 2017	1,455	1,582
CONSOL Energy Inc. 8.25% 2020	2,370	2,577
Williams Partners L.P. 4.125% 2020	3,000	3,260
Williams Partners L.P. 4.00% 2021	195	209
Williams Partners L.P. 3.35% 2022	585	595
Devon Energy Corp. 3.25% 2022	3,500	3,656
Kinder Morgan Energy Partners, LP 6.00% 2017	3,120	3,646
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,536
Total Capital International 2.875% 2022	2,395	2,502
Total Capital International 2.70% 2023	605	617
Plains Exploration & Production Co. 6.50% 2020	2,200	2,448
Arch Coal, Inc. 7.00% 2019	1,125	1,052
Arch Coal, Inc. 7.25% 2021	1,275	1,183
Peabody Energy Corp. 6.00% 2018	1,120	1,196
Peabody Energy Corp. 6.25% 2021	600	641
		88,899

MATERIALS — 0.49%
Reynolds Group Inc. 9.875% 2019	4,875	5,241
Reynolds Group Inc. 5.75% 2020[3]	10,205	10,562
Inmet Mining Corp. 8.75% 2020[3]	5,205	5,712
Inmet Mining Corp. 7.50% 2021[3]	2,850	2,971
Georgia Gulf Corp. 9.00% 2017[3]	6,588	7,362
ArcelorMittal 6.75% 2022[6]	1,730	1,817
ArcelorMittal 7.25% 2041[6]	5,280	4,901
CEMEX Finance LLC 9.375% 2022[3]	3,750	4,238
Newpage Corp., Term Loan B, 7.75% 2019[6,7,9]	3,575	3,575
Xstrata Canada Financial Corp. 2.45% 2017[3]	3,500	3,537
Newcrest Finance Pty Ltd. 4.20% 2022[3]	3,050	3,140
International Paper Co. 7.30% 2039	2,005	2,720
Ecolab Inc. 3.00% 2016	2,545	2,706
Walter Energy, Inc. 9.875% 2020[3]	2,220	2,486
Consolidated Minerals Ltd. 8.875% 2016[3]	600	519
		61,487

FEDERAL AGENCY BONDS & NOTES — 0.44%
Freddie Mac 2.50% 2016	18,000	19,196
Freddie Mac 1.00% 2017	12,000	12,127
Freddie Mac 0.75% 2018	7,000	6,968
Fannie Mae 6.25% 2029	9,575	13,738
CoBank ACB 0.908% 2022[3,6]	3,805	3,129
		55,158

INFORMATION TECHNOLOGY — 0.43%
First Data Corp. 9.875% 2015	2,489	2,545
First Data Corp. 9.875% 2015	197	202
First Data Corp. 10.55% 2015[8]	2,409	2,478
First Data Corp. 11.25% 2016	17,490	17,228
First Data Corp. 8.25% 2021[3]	2,269	2,280
First Data Corp. 8.75% 2022[3,6,8]	$ 5,150	$ 5,292
Freescale Semiconductor, Inc. 10.125% 2018[3]	3,625	4,024
Freescale Semiconductor, Inc., Term Loan B, 6.00% 2019[6,7,9]	8,684	8,641
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,9]	6,443	6,161
SRA International, Inc. 11.00% 2019	3,865	3,962
Blackboard Inc., Term Loan B, 7.50% 2018[6,7,9]	1,044	1,056
		53,869

UTILITIES — 0.36%
TXU, Term Loan, 4.713% 2017[6,7,9]	10,225	6,885
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[3]	12,115	9,541
MidAmerican Energy Co. 5.95% 2017	1,375	1,652
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,528
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,325
Electricité de France SA 6.50% 2019[3]	170	208
Electricité de France SA 6.95% 2039[3]	4,000	5,353
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,338
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,203
American Electric Power Co. 2.95% 2022	4,020	4,025
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,201
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,7]	796	859
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	63
		46,181

CONSUMER STAPLES — 0.37%
Rite Aid Corp. 9.75% 2016	7,750	8,428
Rite Aid Corp. 10.375% 2016	1,032	1,096
Rite Aid Corp. 10.25% 2019	4,655	5,330
Rite Aid Corp. 8.00% 2020	1,750	2,008
SUPERVALU Inc. 7.50% 2014	7,915	7,717
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,537
Kraft Foods Inc. 2.25% 2017[3]	2,560	2,650
Kraft Foods Inc. 5.375% 2020[3]	1,570	1,886
British American Tobacco International Finance PLC 9.50% 2018[3]	2,470	3,438
Pernod Ricard SA 2.95% 2017[3]	3,000	3,157
SABMiller Holdings Inc. 4.95% 2042[3]	2,500	2,837
Kraft Foods Inc. 5.375% 2020	1,430	1,728
		44,812

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.07%
Polish Government 5.25% 2014	1,000	1,051
Polish Government 6.375% 2019	2,950	3,689
Latvia (Republic of) 5.25% 2017[3]	2,200	2,471
Hungarian Government 6.25% 2020	1,975	2,190
		9,401

ASSET-BACKED OBLIGATIONS[7] — 0.06%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,914
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,902
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	664	694
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.509% 2019[3,6]	667	657
		6,167

Total bonds, notes & other debt instruments (cost: $2,484,265,000)		2,601,981

	Principal amount	Value
Short-term securities — 9.26%	(000)	(000)

Freddie Mac 0.10%–0.18% due 1/9–5/20/2013	$301,200	$ 301,168
Fannie Mae 0.12%–0.18% due 2/20–7/1/2013	171,500	171,474
Federal Home Loan Bank 0.085%–0.21% due 1/11–7/17/2013	146,650	146,618
U.S. Treasury Bills 0.115%–0.155% due 1/24–5/2/2013	144,200	144,180
Walt Disney Co. 0.15%–0.16% due 3/5–3/11/2013[3]	59,342	59,320
Wal-Mart Stores, Inc. 0.10% due 1/22–1/24/2013[3]	58,700	58,696
Federal Farm Credit Banks 0.15%–0.19% due 3/11–8/16/2013	46,000	45,966
Procter & Gamble Co. 0.15%–0.16% due 3/4/2013[3]	42,400	42,393
Private Export Funding Corp. 0.16% due 1/15/2013[3]	35,600	35,597
Paccar Financial Corp. 0.14% due 1/14–1/23/2013	33,900	33,898
Coca-Cola Co. 0.16%–0.26% due 1/11–2/27/2013[3]	26,500	26,497
National Rural Utilities Cooperative Finance Corp. 0.15% due 2/11/2013	24,600	24,593
Variable Funding Capital Company LLC 0.18% due 1/14/2013[3]	22,000	21,998
Chariot Funding, LLC 0.16% due 1/3/2013[3]	13,900	13,900
Regents of the University of California 0.18% due 2/1/2013	12,596	12,594
Harvard University 0.15% due 3/18/2013	10,100	10,098
John Deere Credit Ltd. 0.16% due 3/6/2013[3]	4,500	4,498

Total short-term securities (cost: $1,153,343,000)		1,153,488

Total investment securities (cost: $10,463,849,000)		12,677,103
Other assets less liabilities		(215,464)

Net assets		$12,461,639

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $467,748,000, which represented 3.75% of the net assets of the fund. This amount includes $459,686,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $591,080,000, which represented 4.74% of the net assets of the fund.

4 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 6/22/2011 to 9/9/2011 at a cost of $4,464,000) may be subject to legal or contractual restrictions on resale.

5 Index-linked bond whose principal amount moves with a government price index.

6 Coupon rate may change periodically.

7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $127,929,000, which represented 1.03% of the net assets of the fund.

10 Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

€ = Euros

Global Balanced FundSM

Investment portfolio

December 31, 2012

		Value
Common stocks — 61.33%	Shares	(000)

CONSUMER STAPLES — 8.34%
Nestlé SA1	28,240	$ 1,841
Anheuser-Busch InBev NV (ADR)	8,750	765
Anheuser-Busch InBev NV1	8,300	725
Lorillard, Inc.	11,300	1,318
Pernod Ricard SA1	9,770	1,149
Procter & Gamble Co.	16,650	1,130
Altria Group, Inc.	28,000	880
Philip Morris International Inc.	9,400	786
Costco Wholesale Corp.	7,720	763
PepsiCo, Inc.	11,000	753
Unilever PLC[1]	18,200	691
SABMiller PLC[1]	14,000	659
CP ALL PCL[1]	426,800	640
British American Tobacco PLC[1]	9,950	504
		12,604

INDUSTRIALS — 7.97%
General Electric Co.	95,800	2,011
Siemens AG1	13,800	1,500
Schneider Electric SA1	19,000	1,417
Atlas Copco AB, Class B1	42,900	1,052
Cummins Inc.	9,100	986
Aggreko PLC[1]	33,300	955
KONE Oyj, Class B1	10,700	792
Keppel Corp. Ltd.[1]	86,500	786
Boeing Co.	8,500	641
Union Pacific Corp.	4,950	622
Deere & Co.	6,500	562
CCR SA, ordinary nominative	45,600	433
Geberit AG1	1,300	288
		12,045

CONSUMER DISCRETIONARY — 7.79%
Amazon.com, Inc.[2]	9,030	2,268
SES SA, Class A (FDR)[1]	66,200	1,915
Home Depot, Inc.	21,830	1,350
Hyundai Mobis Co., Ltd.[1]	4,640	1,259
Truworths International Ltd.[1]	70,000	908
Comcast Corp., Class A	21,930	820
Industria de Diseño Textil, SA1	4,770	668
General Motors Co.[2]	20,300	585
Tiffany & Co.	10,000	573
McGraw-Hill Companies, Inc.	10,400	569
Daimler AG1	7,980	436
Nissan Motor Co., Ltd.[1]	45,000	427
		11,778
FINANCIALS — 7.75%
HSBC Holdings PLC (United Kingdom)[1]	166,500	$ 1,761
HCP, Inc.	26,120	1,180
Industrial and Commercial Bank of China Ltd., Class H1	1,170,000	844
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[2]	51,000	825
Prudential PLC[1]	53,500	747
British Land Co. PLC[1]	79,941	743
AIA Group Ltd.[1]	180,000	718
Siam Commercial Bank PCL[1]	112,000	667
Wells Fargo & Co.	18,600	636
Bank of the Philippine Islands[1]	270,000	626
Macerich Co.	10,500	612
Sanlam Ltd.[1]	113,500	607
Sumitomo Mitsui Financial Group, Inc.[1]	13,500	490
Westfield Group[1]	37,900	418
Link Real Estate Investment Trust[1]	71,197	356
Goldman Sachs Group, Inc.	2,000	255
BNP Paribas SA1	3,943	222
		11,707

ENERGY — 6.26%
Royal Dutch Shell PLC, Class B1	53,470	1,892
Chevron Corp.	14,930	1,615
Husky Energy Inc.	54,450	1,609
Kinder Morgan, Inc.	38,000	1,343
Enbridge Inc. (CAD denominated)	15,792	683
Enbridge Inc.	12,200	528
Spectra Energy Corp	22,800	624
Tenaris SA (ADR)	12,000	503
ConocoPhillips	6,500	377
Penn West Petroleum Ltd.	26,400	287
		9,461

HEALTH CARE — 5.61%
Merck & Co., Inc.	46,520	1,904
Bristol-Myers Squibb Co.	55,310	1,803
Novo Nordisk A/S, Class B1	5,000	817
Novartis AG1	12,360	782
Baxter International Inc.	10,600	707
Pfizer Inc	28,000	702
Bayer AG1	7,200	684
Fresenius Medical Care AG & Co. KGaA[1]	8,000	553
PT Kalbe Farma Tbk[1]	4,740,000	523
		8,475

INFORMATION TECHNOLOGY — 5.33%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	637,000	2,132
ASML Holding NV1	22,869	1,481
Oracle Corp.	44,020	1,467
Google Inc., Class A2	1,100	780
Texas Instruments Inc.	24,500	758
KLA-Tencor Corp.	12,000	573
Canon, Inc.[1]	11,000	431
Microsoft Corp.	16,000	428
		8,050

MATERIALS — 3.93%
MeadWestvaco Corp.	34,000	1,083
Cliffs Natural Resources Inc.	22,500	868
Potash Corp. of Saskatchewan Inc.	18,350	747
Syngenta AG1	1,760	710
Dow Chemical Co.	20,000	$ 646
E.I. du Pont de Nemours and Co.	12,000	540
Nucor Corp.	12,000	518
L’Air Liquide SA, bonus shares[1]	3,871	485
Alcoa Inc.	40,000	347
		5,944

TELECOMMUNICATION SERVICES — 3.54%
OJSC MegaFon (GDR)[1,2,3]	43,000	1,023
OJSC Megafon (GDR)[1,2]	6,000	143
Advanced Info Service PCL[1]	150,100	1,033
Verizon Communications Inc.	17,850	772
Taiwan Mobile Co., Ltd.[1]	170,000	628
SOFTBANK CORP.[1]	12,500	457
AT&T Inc.	13,500	455
Telstra Corp. Ltd.[1]	96,500	440
Total Access Communication PCL[1]	94,500	274
Total Access Communication PCL, nonvoting depository receipt[1]	44,000	128
		5,353

UTILITIES — 1.26%
Power Assets Holdings Ltd.[1]	124,000	1,063
Cheung Kong Infrastructure Holdings Ltd.[1]	81,000	497
GDF SUEZ[1]	16,787	346
		1,906

MISCELLANEOUS — 3.55%
Other common stocks in initial period of acquisition		5,370

Total common stocks (cost: $83,188,000)		92,693

Preferred securities — 0.11%

FINANCIALS — 0.11%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	166

Total preferred securities (cost: $150,000)		166

	Principal amount
Convertible securities — 0.86%	(000)

CONSUMER STAPLES — 0.86%
Shoprite Holdings Ltd., 6.50% convertible notes 2017	ZAR8,500	1,304

Total convertible securities (cost: $1,101,000)		1,304

Bonds, notes & other debt instruments — 32.02%

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 15.49%
Japanese Government, Series 269, 1.30% 2015	¥ 12,500	148
Japanese Government, Series 275, 1.40% 2015	10,000	120
Japanese Government, Series 296, 1.50% 2018	155,000	1,917
Japanese Government, Series 310, 1.00% 2020	158,000	1,893
Japanese Government, Series 136, 1.60% 2032	¥10,000	$ 113
Japanese Government, Series 21, 2.30% 2035	25,000	313
Japanese Government, Series 36, 2.00% 2042	10,000	117
German Government 4.25% 2014	€150	211
German Government, Series 6, 4.00% 2016	310	465
German Government, Series 7, 4.00% 2018	450	701
German Government, Series 8, 4.25% 2018	350	558
German Government 3.00% 2020	250	381
German Government 2.25% 2021	60	87
German Government 2.00% 2022	250	353
German Government 6.25% 2030	40	85
German Government 3.25% 2042	100	165
Polish Government, Series 0414, 5.75% 2014	PLN 450	150
Polish Government, Series 1017, 5.25% 2017	1,360	479
Polish Government, Series 1020, 5.25% 2020	3,850	1,398
Polish Government 5.125% 2021	$100	119
Polish Government, Series 1021, 5.75% 2021	PLN1,320	496
Polish Government 5.00% 2022	$100	118
United Mexican States Government, Series M10, 8.00% 2015	MXN 2,800	235
United Mexican States Government, Series M10, 7.75% 2017	10,500	906
United Mexican States Government 3.50% 2017[4]	975	84
United Mexican States Government, Series M, 6.50% 2021	7,000	588
United Mexican States Government, Series M20, 10.00% 2024	2,300	249
United Mexican States Government, Series M30, 10.00% 2036	2,500	280
United Mexican States Government 4.00% 2040[4]	1,949	198
United Kingdom 4.50% 2019	£210	411
United Kingdom 3.75% 2020	75	142
United Kingdom 5.00% 2025	350	751
United Kingdom 4.75% 2038	70	150
United Kingdom 4.25% 2040	50	99
Swedish Government, Series 1049, 4.50% 2015	SKr4,300	723
Swedish Government, Series 1047, 5.00% 2020	2,650	517
Swedish Government, Series 3104, 3.50% 2028[4]	891	208
Netherlands Government Eurobond 3.25% 2015	€520	742
Netherlands Government 1.00% 2017	$100	101
Netherlands Government Eurobond 5.50% 2028	€100	192
Singapore (Republic of) 3.625% 2014	S$170	146
Singapore (Republic of) 2.875% 2015	160	140
Singapore (Republic of) 3.75% 2016	155	143
Singapore (Republic of) 4.00% 2018	110	107
Singapore (Republic of) 3.25% 2020	50	47
Singapore (Republic of) 2.25% 2021	380	338
South Korean Government 5.50% 2017	KRW370,550	385
South Korean Government, Series 2106, 4.25% 2021	412,000	417
Canadian Government 4.25% 2018	C$600	691
Austrian Government 3.65% 2022	€350	541
Norwegian Government 4.25% 2017	NKr2,570	516
Israeli Government, Series 0547, 5.00% 2015[4]	ILS 65	20
Israeli Government 5.50% 2017	550	165
Israeli Government 4.00% 2022	$200	218
Israeli Government 4.25% 2023	ILS400	111
Chilean Government 5.50% 2020	CLP50,000	117
Chilean Government 3.25% 2021	$125	136
Chilean Government 6.00% 2021	CLP60,000	130
Kingdom of Denmark 4.00% 2019	DKr1,500	326
State of Qatar 3.125% 2017[3]	$250	265
Bermudan Government 5.603% 2020	200	236
Colombia (Republic of) Global 4.375% 2021	200	231
Indonesia (Republic of) 4.875% 2021[3]	200	231
Spanish Government 3.80% 2017	€150	$ 198
Bahrain Government 5.50% 2020	$175	189
JPMorgan Chase & Co. 7.50% 2018[5]	RUB5,000	166
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR1,350	131
Canada Housing Trust 3.35% 2020	C$100	110
		23,414

CORPORATE BONDS & NOTES — 7.82%
FINANCIALS — 2.70%
Westfield Group 7.125% 2018[3]	$ 50	62
Westfield Group 6.75% 2019[3]	200	248
Westfield Group 4.625% 2021[3]	105	118
JPMorgan Chase & Co. 4.35% 2021	150	168
JPMorgan Chase & Co. 4.625% 2021	196	224
Goldman Sachs Group, Inc. 5.25% 2021	100	114
Goldman Sachs Group, Inc. 5.75% 2022	220	260
Bank of America Corp. 5.625% 2020	200	237
Bank of America Corp. 5.70% 2022	100	120
Citigroup Inc. 4.587% 2015	30	33
Citigroup Inc. 3.953% 2016	75	81
Citigroup Inc. 4.45% 2017	175	194
UBS AG 4.875% 2020	250	291
Simon Property Group, LP 6.125% 2018	50	61
Simon Property Group, LP 3.375% 2022	200	211
Wells Fargo & Co. 4.60% 2021	100	115
Wells Fargo & Co., Series I, 3.50% 2022	100	107
Korea Development Bank 3.875% 2017	200	217
Standard Chartered PLC 3.20% 2016[3]	103	108
Standard Chartered Bank 5.875% 2017	€50	77
Prologis, Inc. 6.875% 2020	$101	122
BNP Paribas 5.00% 2021	100	112
Kimco Realty Corp., Series C, 5.783% 2016	100	112
HSBC Holdings PLC 4.00% 2022	100	110
Boston Properties, Inc. 3.70% 2018	100	109
American International Group, Inc. 3.80% 2017	100	108
PNC Financial Services Group, Inc., 2.854% 2022	100	101
Royal Bank of Scotland Group PLC 5.50% 2020	€50	80
Berkshire Hathaway Inc. 3.00% 2022	$75	78
Barclays Bank PLC 6.00% 2018	€50	75
AvalonBay Communities, Inc. 2.85% 2023	$ 20	20
		4,073

ENERGY — 1.32%
Total Capital International 1.55% 2017	150	152
Total Capital International 2.875% 2022	150	157
Reliance Holdings Ltd. 5.40% 2022[3]	250	280
Transocean Inc. 5.05% 2016	100	111
Transocean Inc. 6.375% 2021	105	128
Statoil ASA 3.125% 2017	40	44
Statoil ASA 3.15% 2022	160	169
Petrobras International Finance Co. 5.375% 2021	170	192
Chevron Corp. 2.355% 2022	150	150
Gazprom OJSC 5.875% 2015	€100	145
Petróleos Mexicanos 4.875% 2022	$ 50	57
Petróleos Mexicanos 6.50% 2041	45	57
Kinder Morgan Energy Partners, LP 3.50% 2016	100	107
Shell International Finance BV 1.125% 2017	100	100
Spectra Energy Partners, LP 2.95% 2016	75	77
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	74
		2,000
	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

CORPORATE BONDS & NOTES (continued)
CONSUMER STAPLES — 0.97%
Anheuser-Busch InBev NV 0.70% 2014[5]	$175	$ 176
Anheuser-Busch InBev NV 7.75% 2019	60	80
Kraft Foods Inc. 3.50% 2022[3]	200	214
SABMiller Holdings Inc. 2.45% 2017[3]	200	209
Pernod Ricard SA 4.45% 2022[3]	150	166
Wal-Mart Stores, Inc. 2.80% 2016	150	160
Altria Group, Inc. 4.25% 2042	150	145
Philip Morris International Inc. 2.90% 2021	100	104
Coca-Cola Co. 1.80% 2016	85	88
PepsiCo, Inc. 2.50% 2016	50	53
Reynolds American Inc. 3.25% 2022	50	50
Procter & Gamble Co. 1.45% 2016	20	20
		1,465

HEALTH CARE — 0.70%
Amgen Inc. 2.50% 2016	175	184
Amgen Inc. 3.875% 2021	128	141
Amgen Inc. 5.375% 2043	240	283
Aetna Inc. 2.75% 2022	150	149
Humana Inc. 3.15% 2022	100	100
Novartis Capital Corp. 2.90% 2015	50	53
Novartis Securities Investment Ltd. 5.125% 2019	25	30
Roche Holdings Inc. 6.00% 2019[3]	50	62
AbbVie Inc. 2.90% 2022[3]	60	61
		1,063

INDUSTRIALS — 0.55%
General Electric Capital Corp. 0.981% 2014[5]	65	65
General Electric Capital Corp. 2.30% 2017	165	171
General Electric Capital Corp. 3.15% 2022	50	51
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	114
United Technologies Corp. 3.10% 2022	215	228
Union Pacific Corp. 2.95% 2023	200	207
		836

INFORMATION TECHNOLOGY — 0.43%
International Business Machines Corp. 1.95% 2016	200	208
Samsung Electronics America, Inc. 1.75% 2017[3]	200	202
Xerox Corp. 2.95% 2017	100	103
First Data Corp. 7.375% 2019[3]	75	78
Cisco Systems, Inc. 0.56% 2014[5]	50	50
		641

TELECOMMUNICATION SERVICES — 0.39%
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	154
Deutsche Telekom International Finance BV 6.00% 2017	€75	118
Verizon Communications Inc. 2.45% 2022	$125	125
Verizon Communications Inc. 6.00% 2041	50	65
Koninklijke KPN NV 3.75% 2020	€50	70
Telecom Italia Capital SA 7.175% 2019	$ 50	58
		590

CONSUMER DISCRETIONARY — 0.30%
Time Warner Inc. 4.75% 2021	200	230
Time Warner Cable Inc. 4.125% 2021	100	110
NBCUniversal Media, LLC 4.375% 2021	50	56
McDonald’s Corp. 3.50% 2020	50	55
		451

MATERIALS — 0.27%
Cliffs Natural Resources Inc. 4.875% 2021	$ 145	$ 144
E.I. du Pont de Nemours and Co. 0.73% 2014[5]	115	116
ArcelorMittal 5.50% 2020[5]	65	65
ArcelorMittal 6.50% 2022[5]	35	37
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
		414

UTILITIES — 0.19%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	147
Enersis SA 7.375% 2014	50	53
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 2018[3]	25	30
PSEG Power LLC 2.75% 2016	15	16
		292

Total corporate bonds & notes		11,825

MORTGAGE-BACKED OBLIGATIONS[6] — 5.06%
Fannie Mae 2.50% 2028	250	261
Fannie Mae 3.00% 2028	1,175	1,240
Fannie Mae 3.50% 2028	1,040	1,103
Fannie Mae 4.00% 2028	80	86
Fannie Mae 4.00% 2041	168	181
Fannie Mae 4.50% 2041	134	149
Fannie Mae 5.00% 2041	130	147
Fannie Mae 5.00% 2041	46	52
Fannie Mae 3.50% 2042	196	212
Fannie Mae 3.50% 2042	191	207
Fannie Mae 3.00% 2043	1,000	1,048
Fannie Mae 3.50% 2043	750	800
Fannie Mae 4.00% 2043	479	514
Fannie Mae 4.50% 2043	750	810
Fannie Mae 6.00% 2043	150	164
Government National Mortgage Assn. 3.50% 2043	300	326
Freddie Mac 5.00% 2041	242	272
Nordea Hypotek AB 4.00% 2014	SKr500	80
		7,652

U.S. TREASURY BONDS & NOTES — 3.65%
U.S. TREASURY — 3.57%
U.S. Treasury 1.75% 2015	$675	700
U.S. Treasury 1.50% 2016	70	73
U.S. Treasury 2.00% 2016	70	73
U.S. Treasury 4.50% 2016	750	845
U.S. Treasury 8.875% 2017	100	138
U.S. Treasury 3.50% 2018	350	398
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 3.125% 2019	125	141
U.S. Treasury 3.50% 2020	150	174
U.S. Treasury 2.00% 2021	108	112
U.S. Treasury 2.125% 2021	200	210
U.S. Treasury 1.625% 2022	320	316
U.S. Treasury 1.75% 2022	600	605
U.S. Treasury 2.00% 2022	75	77
U.S. Treasury 6.50% 2026	50	76
U.S. Treasury 3.75% 2041	110	129
U.S. Treasury 4.75% 2041	70	96
U.S. Treasury 2.75% 2042	$ 640	$ 615
U.S. Treasury 2.75% 2042	75	72
U.S. Treasury 3.125% 2042	470	490
		5,391

U.S. TREASURY INFLATION-PROTECTED SECURITY — 0.08%
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	102	112

Total U.S. Treasury bonds & notes		5,503

Total bonds, notes & other debt instruments (cost: $47,007,000)		48,394

Short-term securities — 9.43%

Old Line Funding, LLC 0.20% due 1/9/2013[3]	3,200	3,200
Regents of the University of California 0.17% due 3/12/2013	2,800	2,799
Bank of Nova Scotia 0.02% due 1/2/2013	2,700	2,700
Private Export Funding Corp. 0.26% due 6/18/2013[3]	1,500	1,497
BNZ International Funding Ltd. 0.20% due 1/7/2013[3]	1,450	1,450
Federal Home Loan Bank 0.11% due 3/6/2013	1,300	1,300
GlaxoSmithKline Finance PLC 0.17% due 2/13/2013[3]	1,300	1,300

Total short-term securities (cost: $14,246,000)		14,246

Total investment securities (cost: $145,692,000)		156,803
Other assets less liabilities		(5,664)

Net assets		$151,139

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $47,516,000, which represented 31.44% of the net assets of the fund. This amount includes $47,031,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,958,000, which represented 7.25% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts	¥ = Japanese yen
FDR = Fiduciary Depositary Receipts	KRW = South Korean won
GDR = Global Depositary Receipts	MXN = Mexican pesos
CAD/C$ = Canadian dollars	NKr = Norwegian kroner
CLP = Chilean pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
£ = British pounds	SKr = Swedish kronor
€ = Euros	S$ = Singapore dollars
ILS = Israeli shekels	ZAR = South African rand

Bond FundSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Bonds, notes & other debt instruments — 93.71%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[1] — 34.14%
Fannie Mae 2.50% 2022	$ 16,392	$ 17,210
Fannie Mae 5.50% 2023	3,573	3,865
Fannie Mae 4.00% 2024	1,213	1,300
Fannie Mae 3.50% 2025	8,486	9,010
Fannie Mae 3.50% 2025	3,684	3,912
Fannie Mae 3.50% 2025	3,536	3,754
Fannie Mae 3.50% 2025	3,482	3,697
Fannie Mae 3.50% 2025	2,661	2,830
Fannie Mae 3.50% 2025	1,468	1,558
Fannie Mae 3.50% 2025	852	904
Fannie Mae 4.50% 2025	1,622	1,751
Fannie Mae, Series 2001-4, Class GA, 9.631% 2025[2]	34	39
Fannie Mae 3.50% 2026	12,482	13,253
Fannie Mae 3.50% 2026	2,840	3,015
Fannie Mae 6.00% 2026	1,130	1,261
Fannie Mae 2.50% 2027	66,832	69,958
Fannie Mae 2.50% 2027	31,954	33,593
Fannie Mae 2.50% 2027	25,069	26,340
Fannie Mae 2.50% 2027	17,767	18,667
Fannie Mae 2.50% 2027	17,604	18,482
Fannie Mae 2.50% 2027	17,572	18,449
Fannie Mae 2.50% 2027	17,511	18,398
Fannie Mae 2.50% 2027	14,749	15,439
Fannie Mae 2.50% 2027	13,006	13,655
Fannie Mae 2.50% 2027	12,942	13,588
Fannie Mae 2.50% 2027	9,720	10,175
Fannie Mae 2.50% 2027	6,606	6,936
Fannie Mae 2.50% 2027	5,216	5,460
Fannie Mae 2.50% 2027	4,886	5,114
Fannie Mae 2.50% 2027	4,760	4,983
Fannie Mae 2.50% 2027	4,521	4,740
Fannie Mae 2.50% 2027	4,242	4,448
Fannie Mae 2.50% 2027	4,071	4,274
Fannie Mae 2.50% 2027	2,732	2,864
Fannie Mae 3.00% 2027	60,599	64,066
Fannie Mae 3.00% 2027	31,172	33,199
Fannie Mae 5.50% 2027	932	1,011
Fannie Mae 6.00% 2027	2,250	2,510
Fannie Mae 2.50% 2028	129,030	134,957
Fannie Mae 3.00% 2028	4,602	4,859
Fannie Mae 3.50% 2028	142,055	150,734
Fannie Mae 4.00% 2028	22,083	23,653
Fannie Mae 6.00% 2028	803	897
Fannie Mae 6.00% 2035	$ 60	$ 66
Fannie Mae 6.00% 2036	2,019	2,217
Fannie Mae 6.00% 2036	817	895
Fannie Mae 6.00% 2036	663	726
Fannie Mae 6.00% 2036	210	230
Fannie Mae 6.00% 2036	32	35
Fannie Mae 2.14% 2037[2]	1,920	2,018
Fannie Mae 6.00% 2037	18,102	19,821
Fannie Mae 6.00% 2037	14,137	15,480
Fannie Mae 6.00% 2037	7,277	7,970
Fannie Mae 6.00% 2037	3,185	3,487
Fannie Mae 6.00% 2037	2,610	2,858
Fannie Mae 6.00% 2037	1,597	1,762
Fannie Mae 6.00% 2037	1,161	1,259
Fannie Mae 6.00% 2037	826	905
Fannie Mae 6.00% 2037	734	811
Fannie Mae 6.00% 2037	619	679
Fannie Mae 6.00% 2037	559	612
Fannie Mae 6.00% 2037	392	429
Fannie Mae 6.00% 2037	135	148
Fannie Mae 6.00% 2037	132	144
Fannie Mae 6.00% 2037	115	126
Fannie Mae 6.00% 2037	76	83
Fannie Mae 6.00% 2037	33	36
Fannie Mae 6.00% 2037	7	8
Fannie Mae 5.338% 2038[2]	437	465
Fannie Mae 5.50% 2038	18,328	19,920
Fannie Mae 5.50% 2038	2,091	2,269
Fannie Mae 6.00% 2038	71,152	77,937
Fannie Mae 6.00% 2038	51,787	56,705
Fannie Mae 6.00% 2038	8,060	8,825
Fannie Mae 6.00% 2038	6,977	7,641
Fannie Mae 6.00% 2038	1,637	1,792
Fannie Mae 6.00% 2038	1,188	1,301
Fannie Mae 6.00% 2038	843	923
Fannie Mae 6.00% 2038	417	456
Fannie Mae 6.00% 2038	68	75
Fannie Mae 6.00% 2038	22	24
Fannie Mae 6.00% 2038	21	23
Fannie Mae 3.518% 2039[2]	4,253	4,445
Fannie Mae 3.607% 2039[2]	3,553	3,733
Fannie Mae 3.711% 2039[2]	378	399
Fannie Mae 3.80% 2039[2]	440	462
Fannie Mae 3.903% 2039[2]	494	521
Fannie Mae 3.904% 2039[2]	1,046	1,095
Fannie Mae 3.94% 2039[2]	444	465
Fannie Mae 3.956% 2039[2]	1,656	1,731
Fannie Mae 6.00% 2039	33,510	36,692
Fannie Mae 6.00% 2039	1,508	1,648
Fannie Mae 6.00% 2039	672	738
Fannie Mae 6.00% 2039	624	681
Fannie Mae 6.00% 2039	616	673
Fannie Mae 6.00% 2039	212	232
Fannie Mae 6.00% 2039	60	66
Fannie Mae 4.00% 2040	14,991	16,479
Fannie Mae 4.409% 2040[2]	2,421	2,583
Fannie Mae 4.50% 2040	11,874	13,213
Fannie Mae 5.00% 2040	1,978	2,215
Fannie Mae 5.00% 2040	1,247	1,363
Fannie Mae 6.00% 2040	$ 18,095	$ 19,813
Fannie Mae 6.00% 2040	4,345	4,748
Fannie Mae 6.00% 2040	839	918
Fannie Mae 2.92% 2041[2]	2,877	3,029
Fannie Mae 3.578% 2041[2]	7,843	8,299
Fannie Mae 4.00% 2041	47,146	50,620
Fannie Mae 4.00% 2041	12,624	13,551
Fannie Mae 4.00% 2041	7,819	8,595
Fannie Mae 4.00% 2041	7,922	8,483
Fannie Mae 4.00% 2041	5,508	5,914
Fannie Mae 4.00% 2041	5,248	5,769
Fannie Mae 4.00% 2041	3,745	4,020
Fannie Mae 4.50% 2041	24,621	26,735
Fannie Mae 4.50% 2041	23,348	25,354
Fannie Mae 4.50% 2041	22,113	24,606
Fannie Mae 4.50% 2041	14,581	15,833
Fannie Mae 4.50% 2041	12,397	13,864
Fannie Mae 4.50% 2041	10,383	11,255
Fannie Mae 4.50% 2041	7,921	8,858
Fannie Mae 5.00% 2041	13,276	14,964
Fannie Mae 5.00% 2041	9,032	10,180
Fannie Mae 5.00% 2041	5,623	6,334
Fannie Mae 5.00% 2041	4,101	4,620
Fannie Mae 5.00% 2041	2,558	2,881
Fannie Mae 5.00% 2041	1,740	1,960
Fannie Mae 5.00% 2041	1,646	1,854
Fannie Mae 5.00% 2041	1,336	1,505
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	59	69
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	46	52
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	73	88
Fannie Mae 3.50% 2042	136,799	147,118
Fannie Mae 3.50% 2042	34,225	36,652
Fannie Mae 3.50% 2042	24,378	26,308
Fannie Mae 3.50% 2042	20,931	22,484
Fannie Mae 3.50% 2042	14,648	15,686
Fannie Mae, Series 2002-W1, Class 2A, 6.94% 2042[2]	85	100
Fannie Mae 3.00% 2043	404,070	423,516
Fannie Mae 3.50% 2043	22,515	24,011
Fannie Mae 4.50% 2043	15,524	16,774
Fannie Mae 5.00% 2043	87,000	94,246
Fannie Mae 6.00% 2043	66,521	72,664
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	14,240
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	13,495	13,627
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,637
Freddie Mac 4.50% 2033	245	264
Freddie Mac 5.50% 2033	736	822
Freddie Mac 4.50% 2035	1,916	2,060
Freddie Mac 4.50% 2035	1,035	1,116
Freddie Mac, Series 3061, Class PN, 5.50% 2035	658	729
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,394	1,306
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,201	1,146
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,445	3,793
Freddie Mac 4.905% 2037[2]	1,137	1,217
Freddie Mac, Series 3318, Class JT, 5.50% 2037	2,056	2,276
Freddie Mac 5.00% 2038	115	125
Freddie Mac 5.00% 2038	3	4
Freddie Mac 5.50% 2038	61,643	66,601
Freddie Mac 5.50% 2038	27,951	30,182
Freddie Mac 5.50% 2038	6,303	6,821
Freddie Mac 5.50% 2038	$ 1,163	$ 1,257
Freddie Mac 5.50% 2038	874	944
Freddie Mac 3.747% 2039[2]	602	633
Freddie Mac 3.896% 2039[2]	1,675	1,750
Freddie Mac 4.50% 2039	24,767	26,585
Freddie Mac 4.50% 2039	14,475	15,538
Freddie Mac 4.50% 2039	6,566	7,048
Freddie Mac 4.50% 2039	4,150	4,454
Freddie Mac 4.50% 2039	1,188	1,275
Freddie Mac 4.50% 2039	953	1,023
Freddie Mac 4.50% 2039	511	549
Freddie Mac 4.50% 2039	317	340
Freddie Mac 4.50% 2039	131	141
Freddie Mac 4.50% 2039	122	131
Freddie Mac 4.50% 2039	115	123
Freddie Mac 5.50% 2039	4,866	5,255
Freddie Mac 5.50% 2039	1,573	1,699
Freddie Mac 4.50% 2040	4,723	5,088
Freddie Mac 4.50% 2040	3,374	3,634
Freddie Mac 4.50% 2040	1,832	1,974
Freddie Mac 5.50% 2040	5,695	6,150
Freddie Mac 4.50% 2041	19,423	21,638
Freddie Mac 4.50% 2041	14,355	15,408
Freddie Mac 4.50% 2041	12,756	14,130
Freddie Mac 4.50% 2041	10,887	12,060
Freddie Mac 4.50% 2041	4,904	5,264
Freddie Mac 4.50% 2041	4,644	4,984
Freddie Mac 4.50% 2041	2,533	2,734
Freddie Mac 4.50% 2041	2,090	2,256
Freddie Mac 4.50% 2041	1,347	1,492
Freddie Mac 4.50% 2041	984	1,062
Freddie Mac 4.50% 2041	978	1,055
Freddie Mac 5.00% 2041	12,901	14,449
Freddie Mac 5.50% 2041	7,726	8,347
Freddie Mac 4.50% 2042	10,642	11,423
Government National Mortgage Assn. 2.50% 2027	6,227	6,559
Government National Mortgage Assn. 2.50% 2027	5,748	6,068
Government National Mortgage Assn. 2.50% 2027	3,216	3,396
Government National Mortgage Assn. 3.00% 2027	6,073	6,498
Government National Mortgage Assn. 4.50% 2040	4,598	5,086
Government National Mortgage Assn. 3.50% 2042	6,602	7,184
Government National Mortgage Assn. 3.50% 2043	48,598	52,816
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[2]	1,054	1,073
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2]	14,267	16,466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	16,350	17,761
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.728% 2049[2]	26,820	31,582
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	46,276
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	112	113
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[2]	11,335	13,045
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	28,791
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[2]	12,635	14,048
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,595	27,109
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	22,540	25,709
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	971	997
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	20,445
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	18,937	20,499
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	13,495
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.685% 2049[2]	2,405	2,796
Royal Bank of Canada 3.125% 2015[3]	6,840	7,234
Compagnie de Financement Foncier 2.125% 2013[3]	$ 6,400	$ 6,429
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	2,000	2,085
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3]	4,000	4,104
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	2,445	2,576
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[2]	1,910	2,071
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	1,065	1,130
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	4,144
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.296% 2044[2]	1,000	1,124
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.307% 2045[2]	3,000	3,016
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.738% 2049[2]	2,500	2,868
Northern Rock PLC 5.625% 2017[3]	1,868	2,189
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	1,606	1,782
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,148	1,175
		3,059,331

U.S. TREASURY BONDS & NOTES — 24.42%
U.S. TREASURY — 21.81%
U.S. Treasury 1.125% 2013	103,298	103,768
U.S. Treasury 1.25% 2014	191,286	193,520
U.S. Treasury 2.125% 2015	67,500	71,033
U.S. Treasury 0.875% 2016	45,440	46,077
U.S. Treasury 0.875% 2016	1,485	1,505
U.S. Treasury 1.00% 2016	50,710	51,669
U.S. Treasury 1.00% 2016	22,140	22,560
U.S. Treasury 2.375% 2016[4]	25,000	26,582
U.S. Treasury 4.625% 2016	30,000	34,712
U.S. Treasury 7.50% 2016	35,000	44,361
U.S. Treasury 0.50% 2017	1,795	1,783
U.S. Treasury 0.625% 2017	52,285	52,212
U.S. Treasury 0.75% 2017	22,032	22,152
U.S. Treasury 0.875% 2017	60,630	61,409
U.S. Treasury 0.875% 2017	7,500	7,590
U.S. Treasury 1.00% 2017	150,245	152,892
U.S. Treasury 4.625% 2017	25,000	29,138
U.S. Treasury 8.75% 2017	75,000	101,408
U.S. Treasury 1.00% 2019	57,250	56,855
U.S. Treasury 1.00% 2019	30,000	29,762
U.S. Treasury 1.125% 2019	30,000	30,160
U.S. Treasury 8.75% 2020	40,000	61,897
U.S. Treasury 2.00% 2021	25,000	25,919
U.S. Treasury 3.625% 2021	7,500	8,796
U.S. Treasury 8.00% 2021	25,000	38,576
U.S. Treasury 1.625% 2022	286,825	283,383
U.S. Treasury 2.00% 2022	16,591	17,138
U.S. Treasury 7.625% 2025	20,000	32,216
U.S. Treasury 6.00% 2026	30,975	44,759
U.S. Treasury 6.50% 2026	20,275	30,744
U.S. Treasury 6.125% 2027	25,000	37,076
U.S. Treasury 4.25% 2039	5,306	6,746
U.S. Treasury 3.75% 2041	46,845	54,860
U.S. Treasury 2.75% 2042	29,000	27,895
U.S. Treasury 2.75% 2042	25,000	24,019
U.S. Treasury 3.00% 2042	81,500	82,722
U.S. Treasury 3.125% 2042	35,000	36,460
		1,954,354

U.S. TREASURY INFLATION-PROTECTED SECURITIES[5] — 2.61%
U.S. Treasury Inflation-Protected Security 1.875% 2013	31,487	32,011
U.S. Treasury Inflation-Protected Security 1.625% 2015	6,360	6,759
U.S. Treasury Inflation-Protected Security 0.125% 2016	37,989	40,005
U.S. Treasury Inflation-Protected Security 0.125% 2017	$102,099	$ 109,324
U.S. Treasury Inflation-Protected Security 0.125% 2022	12,574	13,648
U.S. Treasury Inflation-Protected Security 2.375% 2025	7,119	9,608
U.S. Treasury Inflation-Protected Security 0.75% 2042	20,474	22,436
		233,791

Total U.S. Treasury bonds & notes		2,188,145

FINANCIALS — 6.06%
Prologis, Inc. 7.625% 2014	14,000	15,321
Prologis, Inc. 6.125% 2016	4,485	5,132
Prologis, Inc. 6.625% 2018	13,385	16,179
Prologis, Inc. 7.375% 2019	805	999
Westfield Group 7.50% 2014[3]	3,945	4,294
Westfield Group 5.70% 2016[3]	6,860	7,838
Westfield Group 7.125% 2018[3]	8,885	10,957
Westfield Group 4.625% 2021[3]	4,170	4,673
Westfield Group 3.375% 2022[3]	7,160	7,365
Standard Chartered PLC 3.85% 2015[3]	15,175	16,032
Standard Chartered PLC 3.20% 2016[3]	2,710	2,851
Standard Chartered Bank 6.40% 2017[3]	7,890	9,196
Goldman Sachs Group, Inc. 5.25% 2021	4,450	5,077
Goldman Sachs Group, Inc. 5.75% 2022	15,670	18,540
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,647
Citigroup Inc. 4.75% 2015	12,750	13,752
Citigroup Inc. 6.125% 2018	1,404	1,684
Citigroup Inc. 8.50% 2019	4,219	5,676
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[2]	2,000	2,028
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[2]	2,900	2,940
Bank of America Corp. 1.50% 2015	9,750	9,806
Bank of America Corp. 3.75% 2016	11,665	12,476
Bank of America Corp. 5.65% 2018	2,900	3,377
HSBC Finance Corp. 0.741% 2016[2]	8,900	8,653
HSBC Holdings PLC 4.875% 2020	6,530	7,282
HSBC Holdings PLC 4.00% 2022	5,470	5,994
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,017
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,977
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,200
Kimco Realty Corp. 5.70% 2017	4,250	4,899
Kimco Realty Corp. 4.30% 2018	5,740	6,316
Kimco Realty Corp. 6.875% 2019	3,500	4,326
Simon Property Group, LP 4.20% 2015	2,430	2,578
Simon Property Group, LP 5.875% 2017	2,500	2,962
Simon Property Group, LP 1.50% 2018[3]	6,295	6,265
Simon Property Group, LP 10.35% 2019	5,655	8,091
UBS AG 5.75% 2018	13,080	15,540
UBS AG 4.875% 2020	3,635	4,227
Morgan Stanley 3.80% 2016	5,000	5,252
Morgan Stanley, Series F, 5.625% 2019	11,350	12,845
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,413
Royal Bank of Scotland PLC 5.625% 2020	3,470	4,031
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	5,625	4,950
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[2,3]	2,450	2,340
Hospitality Properties Trust 5.125% 2015	765	805
Hospitality Properties Trust 6.30% 2016	300	331
Hospitality Properties Trust 5.625% 2017	3,835	4,237
Hospitality Properties Trust 6.70% 2018	7,920	9,099
Hospitality Properties Trust 5.00% 2022	$ 1,000	$ 1,059
Korea Development Bank 5.30% 2013	5,500	5,509
Korea Development Bank 8.00% 2014	8,750	9,376
Developers Diversified Realty Corp. 5.50% 2015	847	918
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,921
Developers Diversified Realty Corp. 7.50% 2017	860	1,032
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,750	14,297
UniCredito Italiano SpA 6.00% 2017[3]	12,385	12,698
HVB Funding Trust III, junior subordinated 9.00% 2031[3]	1,299	1,172
Intesa Sanpaolo SpA 6.50% 2021[3]	11,940	12,590
HBOS PLC 6.75% 2018[3]	5,035	5,444
HBOS PLC 4.375% 2019[2]	€965	1,182
HBOS PLC 6.00% 2033[3]	$ 6,177	5,696
PNC Financial Services Group, Inc. 2.854% 2022	12,100	12,182
CNA Financial Corp. 6.50% 2016	3,750	4,329
CNA Financial Corp. 7.35% 2019	1,800	2,259
CNA Financial Corp. 7.25% 2023	3,000	3,796
JPMorgan Chase & Co. 3.40% 2015	7,000	7,390
JPMorgan Chase & Co. 3.25% 2022	2,500	2,577
CIT Group Inc., Series C, 4.75% 2015[3]	5,550	5,800
CIT Group Inc. 5.00% 2017	1,000	1,065
CIT Group Inc., Series C, 5.50% 2019[3]	2,750	3,011
Regions Financial Corp. 4.85% 2013	1,571	1,593
Regions Financial Corp. 4.875% 2013	300	304
Regions Financial Corp. 7.75% 2014	5,575	6,195
Regions Financial Corp. 5.20% 2015	205	215
Regions Financial Corp. 5.75% 2015	740	802
Realogy Corp., Term Loan B, 4.461% 2016[1,2,6]	3,534	3,550
Realogy Corp., Letter of Credit, 4.461% 2016[1,2,6]	318	319
Realogy Corp. 7.875% 2019[3]	2,950	3,230
Realogy Corp. 9.00% 2020[3]	750	866
American International Group, Inc. 3.80% 2017	7,250	7,852
American Tower Corp. 4.625% 2015	6,475	6,886
UDR, Inc., Series A, 5.25% 2015	5,400	5,806
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,336
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	4,304
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,839	1,890
Host Hotels & Resorts LP 5.875% 2019	1,025	1,122
Host Hotels & Resorts LP 6.00% 2021	1,000	1,152
RSA Insurance Group PLC 9.375% 2039[2]	£1,275	2,664
RSA Insurance Group PLC 8.50% (undated)[2]	760	1,346
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,160
ACE INA Holdings Inc. 2.60% 2015	2,580	2,710
International Lease Finance Corp. 4.875% 2015	3,385	3,516
MetLife Capital Trust IV, junior subordinated 7.875% 2067[2,3]	2,505	3,094
MetLife Capital Trust X, junior subordinated 9.25% 2068[2,3]	300	415
iStar Financial Inc., Term Loan B, 5.75% 2017[1,2,6]	3,374	3,416
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,330
ERP Operating LP 5.25% 2014	3,000	3,224
American Express Co. 6.15% 2017	2,500	3,015
Northern Trust Corp. 4.625% 2014	2,825	2,978
Mack-Cali Realty Corp. 2.50% 2017	2,910	2,943
AXA SA 8.60% 2030	1,325	1,662
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	1,095	1,079
Chubb Corp., junior subordinated 6.375% 2067[2]	2,250	2,464
Assicurazioni Generali SpA 10.125% 2042	€1,500	2,365
Monumental Global Funding III 5.25% 2014[3]	$2,000	2,089
New York Life Global Funding 4.65% 2013[3]	1,700	1,724
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,698
BBVA Bancomer SA 6.50% 2021[3]	$ 1,075	$ 1,199
FelCor Lodging Trust Inc. 5.625% 2023[3]	1,200	1,197
Crescent Resources 10.25% 2017[3]	1,025	1,086
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	1,000	1,020
HSBK (Europe) BV 7.25% 2021[3]	935	1,003
Allstate Corp., Series B, junior subordinated 6.125% 2067[2]	405	423
		543,015

ENERGY — 4.00%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,670
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,225
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,383
Enbridge Energy Partners, LP 4.20% 2021	8,500	9,144
Transocean Inc. 2.50% 2017	3,890	3,934
Transocean Inc. 6.375% 2021	10,045	12,217
Transocean Inc. 3.80% 2022	14,110	14,475
Transocean Inc. 7.35% 2041	365	485
StatoilHydro ASA 2.90% 2014	3,110	3,238
Statoil ASA 3.125% 2017	5,000	5,446
StatoilHydro ASA 1.20% 2018	4,580	4,585
StatoilHydro ASA 5.25% 2019	6,130	7,355
StatoilHydro ASA 2.45% 2023	5,630	5,622
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,738
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	11,145	11,954
Enterprise Products Operating LLC 5.20% 2020	2,575	3,076
Enterprise Products Operating LLC 4.05% 2022	8,120	8,983
Enterprise Products Operating LLC 4.85% 2042	10,000	10,744
Kinder Morgan Energy Partners, LP 6.00% 2017	380	444
Kinder Morgan Energy Partners, LP 6.85% 2020	12,330	15,545
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,100
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,609
Shell International Finance BV 4.00% 2014	4,860	5,075
Shell International Finance BV 3.10% 2015	5,000	5,300
Shell International Finance BV 3.625% 2042	6,600	6,549
BG Energy Capital PLC 2.875% 2016[3]	5,090	5,375
BG Energy Capital PLC 4.00% 2021[3]	9,640	10,634
Total Capital International 1.55% 2017	8,300	8,434
Total Capital International 2.875% 2022	7,005	7,318
Anadarko Petroleum Corp. 6.375% 2017	13,100	15,659
Petrobras International Finance Co. 5.75% 2020	6,130	7,003
Petrobras International Finance Co. 5.375% 2021	3,105	3,508
Petrobras International Finance Co. 6.875% 2040	2,240	2,860
Chevron Corp. 1.104% 2017	1,145	1,154
Chevron Corp. 4.95% 2019	9,730	11,614
Woodside Finance Ltd. 4.60% 2021[3]	11,275	12,437
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	9,780	11,121
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,121
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,957
Apache Corp. 2.625% 2023	4,720	4,716
Apache Corp. 4.25% 2044	2,690	2,751
Phillips 66 5.875% 2042[3]	5,125	6,173
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,300
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,675	2,869
Alpha Natural Resources, Inc. 9.75% 2018	1,000	1,085
Alpha Natural Resources, Inc. 6.00% 2019	2,775	2,567
Alpha Natural Resources, Inc. 6.25% 2021	1,925	1,771
Cenovus Energy Inc. 4.50% 2014	5,015	5,323
Peabody Energy Corp. 6.00% 2018	3,300	3,523
Peabody Energy Corp. 6.25% 2021	1,200	1,281
Husky Energy Inc. 7.25% 2019	$ 3,390	$ 4,405
Arch Coal, Inc. 7.00% 2019	2,650	2,478
Arch Coal, Inc. 7.25% 2021	1,750	1,623
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,674
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,3]	3,292	3,481
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,199
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,854
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	2,280	2,571
Ras Laffan Liquefied Natural Gas III 5.832% 2016[1]	1,293	1,427
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1]	873	985
PDC Energy Inc. 7.75% 2022[3]	1,975	2,034
NGPL PipeCo LLC 7.119% 2017[3]	475	520
NGPL PipeCo LLC 9.625% 2019[3]	1,175	1,357
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,372
		358,430

HEALTH CARE — 3.46%
AbbVie Inc. 1.75% 2017[3]	14,680	14,851
AbbVie Inc. 2.90% 2022[3]	16,950	17,278
AbbVie Inc. 4.40% 2042[3]	11,420	12,153
Express Scripts Inc. 2.75% 2014[3]	8,750	9,031
Express Scripts Inc. 6.25% 2014	2,020	2,176
Express Scripts Inc. 3.125% 2016	19,500	20,570
Express Scripts Inc. 2.65% 2017[3]	5,000	5,200
Express Scripts Inc. 3.90% 2022[3]	4,990	5,385
Gilead Sciences, Inc. 2.40% 2014	4,780	4,932
Gilead Sciences, Inc. 3.05% 2016	3,815	4,089
Gilead Sciences, Inc. 4.40% 2021	10,755	12,270
Gilead Sciences, Inc. 5.65% 2041	5,000	6,217
Roche Holdings, Inc. 6.00% 2019[3]	20,980	26,168
Novartis Capital Corp. 1.90% 2013	10,000	10,053
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,320
Amgen Inc. 2.50% 2016	5,000	5,257
Amgen Inc. 2.125% 2017	7,390	7,661
Amgen Inc. 3.625% 2022	1,665	1,791
Amgen Inc. 5.375% 2043	1,155	1,363
Biogen Idec Inc. 6.00% 2013	14,000	14,121
Cardinal Health, Inc. 4.00% 2015	2,715	2,919
Cardinal Health, Inc. 5.80% 2016	1,235	1,432
Cardinal Health, Inc. 1.90% 2017	2,370	2,416
Cardinal Health, Inc. 4.625% 2020	5,880	6,678
Pfizer Inc 6.20% 2019	8,930	11,294
McKesson Corp. 0.95% 2015	855	857
McKesson Corp. 3.25% 2016	5,456	5,851
McKesson Corp. 2.70% 2022	955	956
Sanofi 0.62% 2014[2]	7,500	7,530
Humana Inc. 3.15% 2022	4,825	4,803
Humana Inc. 4.625% 2042	2,675	2,704
Quintiles, Term Loan B-2, 4.50% 2018[1,2,6]	7,289	7,289
Boston Scientific Corp. 6.00% 2020	4,950	5,778
Teve Pharmaceutical Finance Company BV, 2.95% 2022	5,700	5,771
Schering-Plough Corp. 5.375% 2014	€3,955	5,662
Johnson & Johnson 0.40% 2014[2]	$5,000	5,012
inVentiv Health Inc. 10.25% 2018[3]	5,650	4,930
Symbion Inc. 8.00% 2016	3,825	3,959
Centene Corp. 5.75% 2017	3,600	3,888
Aetna Inc. 1.50% 2017	3,755	3,766
UnitedHealth Group Inc. 1.40% 2017	3,020	3,027
HCA Inc. 6.375% 2015	$1,000	$ 1,086
HCA Inc., Term Loan B2, 3.561% 2017[1,2,6]	1,910	1,918
PTS Acquisition Corp. 9.50% 2015[7]	2,822	2,893
VWR Funding, Inc. 7.25% 2017[3]	2,500	2,637
Surgical Care Affiliates, Inc. 10.00% 2017[3]	2,500	2,631
Grifols Inc. 8.25% 2018	2,194	2,427
Kinetic Concepts, Inc. 12.50% 2019[3]	2,295	2,206
DJO Finance LLC 9.875% 2018[3]	2,000	2,075
VPI Escrow Corp. 6.375% 2020[3]	1,495	1,611
Tenet Healthcare Corp. 9.25% 2015	1,245	1,404
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,6]	1,335	1,329
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	461
		310,086

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.34%
United Mexican States Government Global, Series A, 6.375% 2013	1,260	1,265
United Mexican States Government, Series MI10, 9.50% 2014	MXN235,000	19,819
United Mexican States Government, Series M10, 7.25% 2016	270,000	22,585
United Mexican States Government, Series M10, 7.75% 2017	89,500	7,724
United Mexican States Government Global 5.95% 2019	$9,090	11,226
United Mexican States Government Global, Series A, 6.05% 2040	5,000	6,730
Japanese Government, Series 310, 1.00% 2020	¥2,582,100	30,930
Japanese Government, Series 29, 2.40% 2038	522,350	6,660
Polish Government 6.375% 2019	$23,515	29,405
Polish Government 5.00% 2022	1,100	1,302
Spanish Government 3.80% 2017	€5,450	7,188
Spanish Government 5.50% 2017	5,125	7,173
Spanish Government 5.50% 2021	5,325	7,218
Spanish Government 4.20% 2037	2,750	2,915
Lithuania (Republic of) 6.75% 2015	$ 5,190	5,729
Lithuania (Republic of) 6.125% 2021[3]	5,830	7,208
Lithuania (Republic of) 6.625% 2022[3]	3,000	3,848
Latvia (Republic of) 5.25% 2021	13,445	15,645
Russian Federation 3.25% 2017[3]	7,600	8,094
Russian Federation 5.625% 2042[3]	2,600	3,237
Croatian Government 6.625% 2020[3]	3,065	3,517
Croatian Government 6.625% 2020	1,195	1,371
Croatian Government 6.375% 2021[3]	3,340	3,816
Croatian Government 6.375% 2021	1,500	1,714
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 2013[3]	10,000	10,007
Swedish Government, Series 105, 3.50% 2022	SKr43,050	7,756
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[3]	$7,155	7,454
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[3]	7,000	7,299
Bermudan Government 5.603% 2020	2,735	3,222
Bermudan Government 5.603% 2020[3]	2,495	2,939
Bermudan Government 4.138% 2023[3]	1,000	1,065
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	6,870	7,149
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,000	6,978
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	5,570	5,826
South Korean Government 5.75% 2014	4,800	5,100
European Investment Bank 4.25% 2014	€3,070	4,358
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,299
Hungarian Government 4.75% 2015	$ 750	776
Hungarian Government 6.25% 2020	2,425	2,689
Hungarian Government 6.375% 2021	150	166
Italian Government 4.75% 2017	€2,000	2,820
Canadian Government 4.25% 2026[2,5]	C$1,389	2,241
German Government 3.25% 2042	€430	708
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 2013[3]	$400	402
		299,573

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

CONSUMER DISCRETIONARY — 3.27%
Comcast Corp. 5.85% 2015	$4,525	$ 5,153
Comcast Corp. 6.30% 2017	1,880	2,308
Comcast Corp. 5.875% 2018	4,800	5,789
Comcast Corp. 5.15% 2020	2,500	2,965
Comcast Corp. 3.125% 2022	2,550	2,659
Comcast Corp. 5.50% 2029	£1,160	2,270
Comcast Corp. 6.95% 2037	$ 630	855
Comcast Corp. 6.40% 2038	7,140	9,131
Comcast Corp. 6.40% 2040	2,000	2,593
Time Warner Cable Inc. 7.50% 2014	1,185	1,284
Time Warner Cable Inc. 8.25% 2014	7,925	8,587
Time Warner Cable Inc. 6.75% 2018	2,650	3,313
Time Warner Cable Inc. 8.25% 2019	2,395	3,189
Time Warner Cable Inc. 4.00% 2021	4,890	5,372
Time Warner Cable Inc. 6.75% 2039	3,225	4,094
NBCUniversal Media, LLC 5.15% 2020	15,500	18,387
NBCUniversal Media, LLC 2.875% 2023	2,500	2,513
Time Warner Inc. 4.75% 2021	6,700	7,706
AOL Time Warner Inc. 7.625% 2031	1,750	2,411
Time Warner Inc. 6.20% 2040	5,450	6,680
News America Inc. 9.25% 2013	2,500	2,516
News America Inc. 4.50% 2021	7,930	9,066
News America Inc. 6.15% 2037	1,000	1,228
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,317
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,650	4,127
MGM Resorts International 5.875% 2014	3,200	3,344
MGM Resorts International 6.875% 2016	1,000	1,063
MGM Resorts International 7.50% 2016	1,875	2,020
MGM Resorts International 6.75% 2020[3]	875	896
MGM Resorts International 7.75% 2022	2,000	2,150
Volkswagen International Finance NV 1.625% 2013[3]	4,750	4,784
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,678
Virgin Media Secured Finance PLC 5.25% 2021	6,415	7,496
Virgin Media Finance PLC 4.875% 2022	1,425	1,464
Home Depot, Inc. 4.40% 2021	7,500	8,852
Macy’s Retail Holdings, Inc. 7.875% 2015[2]	7,354	8,571
Boyd Gaming Corp. 6.75% 2014	1,000	1,000
Boyd Gaming Corp. 7.125% 2016	2,350	2,315
Boyd Gaming Corp. 9.125% 2018	3,600	3,690
Univision Communications Inc., Term Loan B, 4.462% 2017[1,2,6]	6,852	6,753
Cinemark USA, Inc. 8.625% 2019	4,000	4,450
Cinemark USA, Inc. 5.125% 2022[3]	2,000	2,035
J.C. Penney Co., Inc. 5.75% 2018	4,324	3,827
J.C. Penney Co., Inc. 5.65% 2020	2,960	2,583
Walt Disney Co. 5.50% 2019	5,000	6,046
Limited Brands, Inc. 8.50% 2019	1,421	1,741
Limited Brands, Inc. 7.00% 2020	345	398
Limited Brands, Inc. 6.625% 2021	3,150	3,623
Michaels Stores, Inc., Term Loan B3, 4.813% 2016[1,2,6]	1,434	1,449
Michaels Stores, Inc., Term Loan B2, 4.813% 2016[1,2,6]	486	491
Michaels Stores, Inc. 7.75% 2018	3,400	3,749
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,575
Cox Communications, Inc. 5.45% 2014	1,120	1,222
Cox Communications, Inc. 3.25% 2022[3]	4,205	4,341
WPP Finance 2010 4.75% 2021	5,060	5,485
Omnicom Group Inc. 3.625% 2022	5,000	5,213
DISH DBS Corp. 4.625% 2017	1,050	1,100
DISH DBS Corp 7.875% 2019	700	833
DISH DBS Corp 6.75% 2021	2,775	3,177
Marriott International, Inc., Series J, 5.625% 2013	$5,000	$ 5,027
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[1,2,6]	4,975	4,991
Needle Merger Sub Corp. 8.125% 2019[3]	4,500	4,601
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	2,000
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,168
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[1,2,6]	1,540	1,498
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	852
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	541
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[1,2,6]	1,182	1,124
FCE Bank PLC 7.125% 2013	€3,000	3,969
Target Corp. 6.00% 2018	$ 3,000	3,692
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016[3]	2,000	2,150
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,000	1,075
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	2,058
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,053
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[1,2,6]	1,360	1,374
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,600
Mohegan Tribal Gaming Authority 11.00% 2018[2,3,7]	3,300	2,632
Staples, Inc. 9.75% 2014	2,250	2,447
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,975	2,066
Quebecor Media Inc. 5.75% 2023[3]	1,575	1,668
Laureate Education, Inc. 9.25% 2019[3]	1,275	1,339
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,332
Seminole Tribe of Florida 5.798% 2013[1,3]	265	270
Seminole Tribe of Florida 7.804% 2020[1,3]	940	967
Revel Entertainment, Term Loan B, 9.00% 2017[1,2,6]	2,330	1,215
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	525
Cablevision Systems Corp. 5.875% 2022	325	327
		293,488

INDUSTRIALS — 2.95%
Volvo Treasury AB 5.95% 2015[3]	34,000	37,123
Burlington Northern Santa Fe LLC 7.00% 2014	6,480	6,919
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,478
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,822
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,628
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,413
Burlington Northern Santa Fe LLC 3.05% 2022	2,700	2,793
BNSF Funding Trust I 6.613% 2055[2]	1,680	1,909
Norfolk Southern Corp. 5.75% 2016	5,270	5,999
Norfolk Southern Corp. 3.00% 2022	10,250	10,523
Norfolk Southern Corp. 4.837% 2041	8,061	9,003
United Technologies Corp. 1.80% 2017	2,340	2,410
United Technologies Corp. 3.10% 2022	8,745	9,269
United Technologies Corp. 4.50% 2042	8,630	9,599
Waste Management, Inc. 4.60% 2021	12,860	14,583
Union Pacific Corp. 5.125% 2014	2,300	2,416
Union Pacific Corp. 4.00% 2021	7,500	8,414
Union Pacific Corp. 4.163% 2022	2,314	2,620
General Electric Capital Corp. 2.30% 2017	5,000	5,188
General Electric Co. 2.70% 2022	7,500	7,652
Canadian National Railway Co. 4.95% 2014	1,430	1,496
Canadian National Railway Co. 5.55% 2018	5,000	6,012
Canadian National Railway Co. 2.85% 2021	5,000	5,248
United Air Lines, Inc., Term Loan B, 2.25% 2014[1,2,6]	1,514	1,513
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,8,9]	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	77	81
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	407	420
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	1,227	1,313
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	$ 2,333	$ 2,542
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	655	718
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	907	948
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	478	523
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,309	2,627
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	1,064	1,228
Northrop Grumman Corp. 5.05% 2019	6,180	7,218
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[1,2,6]	6,747	6,342
Republic Services, Inc. 5.00% 2020	5,000	5,802
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,180
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,123
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[3]	2,500	2,500
CSX Corp. 6.25% 2015	5,000	5,601
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[1,2,6]	1,091	1,108
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[1,2,6]	162	88
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[1,2,6]	7,564	4,104
DAE Aviation Holdings, Inc. 11.25% 2015[3]	4,851	5,009
Ply Gem Industries, Inc. 8.25% 2018	4,250	4,611
ABB Finance (USA) Inc. 1.625% 2017	3,030	3,072
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,445
Esterline Technologies Corp. 6.625% 2017	1,335	1,378
Esterline Technologies Corp. 7.00% 2020	2,475	2,753
TransDigm Inc. 7.75% 2018	210	233
TransDigm Inc. 5.50% 2020[3]	3,500	3,658
ARAMARK Corp. 3.813% 2015[2]	200	200
ARAMARK Corp. 8.50% 2015	2,175	2,189
ARAMARK Corp. 8.625% 2016[2,3,7]	1,000	1,026
Atlas Copco AB 5.60% 2017[3]	2,340	2,743
BE Aerospace, Inc. 5.25% 2022	2,475	2,636
CNH Capital LLC 3.875% 2015[3]	2,300	2,383
US Investigations Services, Inc. 11.75% 2016[3]	3,010	2,273
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,960
Brunswick Rail Finance Ltd. 6.50% 2017[3]	1,650	1,713
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,680
Euramax International, Inc. 9.50% 2016	1,775	1,664
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC, Term Loan B, 5.00% 2019[1,2,6]	1,500	1,515
Hutchison Whampoa International Ltd. 6.50% 2013[3]	972	979
Florida East Coast Railway Corp. 8.125% 2017	800	852
ADS Waste Escrow, Term Loan B, 5.25% 2019[1,2,6]	475	482
ADS Waste Escrow 8.25% 2020[3]	325	343
John Deere Capital Corp., Series D, 4.50% 2013	500	505
Odebrecht Finance Ltd 6.00% 2023[3]	420	488
		264,286

FEDERAL AGENCY BONDS & NOTES — 2.87%
Freddie Mac 0.375% 2013	15,000	15,020
Freddie Mac 2.50% 2014	10,000	10,291
Freddie Mac 5.00% 2014	10,000	10,725
Freddie Mac 0.50% 2015	20,000	20,051
Freddie Mac 1.25% 2019	48,500	48,360
Federal Home Loan Bank 3.625% 2013	25,000	25,679
Federal Home Loan Bank 2.50% 2014	20,000	20,637
Federal Home Loan Bank 5.50% 2014	5,250	5,691
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,790
Fannie Mae 4.625% 2013	6,700	6,797
Fannie Mae 2.50% 2014	6,250	6,442
Fannie Mae 3.00% 2014	8,500	8,893
Fannie Mae 0.50% 2015	11,750	11,793
Fannie Mae 1.25% 2016	10,000	10,248
Fannie Mae 5.375% 2016	2,080	2,429
Tennessee Valley Authority 5.88% 2036	$ 3,750	$ 5,244
Tennessee Valley Authority 5.25% 2039	10,500	13,802
CoBank, ACB 7.875% 2018[3]	2,285	2,931
CoBank, ACB 0.908% 2022[2,3]	14,990	12,326
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,516
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,152
		256,817

UTILITIES — 2.55%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	13,197
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	11,030
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,628
CMS Energy Corp. 8.75% 2019	2,000	2,610
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	20,342
Public Service Co. of Colorado 5.80% 2018	7,860	9,639
Public Service Co. of Colorado 3.20% 2020	5,000	5,459
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	4,860	4,804
Ohio Edison Co. 6.40% 2016	7,750	9,096
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,964
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	15,768
Wisconsin Electric Power Co. 2.95% 2021	6,445	6,755
Wisconsin Electric Power Co. 3.65% 2042	7,500	7,342
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,304
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	9,328
PG&E Corp. 5.75% 2014	2,000	2,120
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,497
Teco Finance, Inc. 4.00% 2016	15	16
Teco Finance, Inc. 6.572% 2017	220	266
Teco Finance, Inc. 5.15% 2020	325	378
Tampa Electric Co. 2.60% 2022	4,250	4,292
Tampa Electric Co. 4.10% 2042	3,240	3,401
Virginia Electric and Power Co. 2.95% 2022	7,000	7,378
Progress Energy, Inc. 7.05% 2019	3,180	3,999
Progress Energy, Inc. 7.75% 2031	1,920	2,625
PSEG Power LLC 2.75% 2016	3,400	3,540
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,955
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,942
NV Energy, Inc 6.25% 2020	2,750	3,245
E.ON International Finance BV 5.80% 2018[3]	5,000	6,081
Veolia Environnement 6.00% 2018	4,000	4,693
Veolia Environnement 6.125% 2033	€700	1,203
CEZ, a s 4.25% 2022[3]	$ 5,285	5,684
Niagara Mohawk Power 3.553% 2014[3]	2,625	2,746
National Grid PLC 6.30% 2016	2,315	2,688
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	4,160	4,438
AES Corp. 8.00% 2020	2,000	2,310
AES Corp. 7.375% 2021	975	1,087
NRG Energy, Inc. 6.625% 2023[3]	3,000	3,225
American Electric Power Co. 1.65% 2017	2,870	2,882
TXU, Term Loan, 4.713% 2017[1,2,6]	3,749	2,525
Intergen Power 9.00% 2017[3]	2,000	1,800
Iberdrola Finance Ireland 3.80% 2014[3]	1,615	1,659
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,307	1,281
		228,222

CONSUMER STAPLES — 2.13%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,391
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,690
Anheuser-Busch InBev NV 1.375% 2017	2,510	2,538
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,362
Anheuser-Busch InBev NV 7.75% 2019	$ 8,065	$ 10,778
Anheuser-Busch InBev NV 2.50% 2022	2,790	2,810
Anheuser-Busch InBev NV 3.75% 2042	2,090	2,102
Kroger Co. 5.00% 2013	4,500	4,558
Kroger Co. 7.50% 2014	5,650	6,045
Kroger Co. 3.90% 2015	7,500	8,098
Kroger Co. 2.20% 2017	2,310	2,389
Kraft Foods Inc. 1.625% 2015[3]	3,880	3,951
Kraft Foods Inc. 2.25% 2017[3]	4,660	4,823
Kraft Foods Inc. 3.50% 2022[3]	10,700	11,431
SABMiller Holdings Inc. 2.45% 2017[3]	14,570	15,198
SABMiller Holdings Inc. 3.75% 2022[3]	3,000	3,242
British American Tobacco International Finance PLC 2.125% 2017[3]	2,025	2,076
British American Tobacco International Finance PLC 9.50% 2018[3]	10,137	14,108
Altria Group, Inc. 2.85% 2022	5,000	4,952
Altria Group, Inc. 9.95% 2038	3,200	5,276
Altria Group, Inc. 10.20% 2039	3,100	5,190
Coca-Cola Co. 1.50% 2015	8,110	8,310
Coca-Cola Co. 3.15% 2020	6,285	6,844
Tesco PLC 5.50% 2017[3]	10,035	11,842
Tesco PLC 5.50% 2033	£330	613
Wal-Mart Stores, Inc. 5.80% 2018	$ 7,395	9,066
Pernod Ricard SA 4.45% 2022[3]	7,500	8,302
PepsiCo, Inc. 2.50% 2016	5,000	5,269
Albertson’s, Inc. 7.25% 2013	1,790	1,815
SUPERVALU Inc. 8.00% 2016	1,775	1,700
SUPERVALU Inc., Term Loan B, 8.00% 2018[1,2,6]	697	709
Kraft Foods Inc. 2.625% 2013	2,555	2,571
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,461
Stater Bros. Holdings Inc. 7.375% 2018	500	543
BFF International Ltd. 7.25% 2020[3]	1,400	1,680
		190,733

TELECOMMUNICATION SERVICES — 1.53%
Koninklijke KPN NV 8.375% 2030	16,710	22,066
SBC Communications Inc. 5.10% 2014	2,700	2,902
AT&T Inc. 1.40% 2017	14,630	14,645
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,446
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,815
Deutsche Telekom International Finance BV 9.25% 2032	5,403	8,636
Telecom Italia Capital SA 6.999% 2018	3,910	4,489
Telecom Italia Capital SA 7.175% 2019	3,343	3,896
Telecom Italia Capital SA 7.20% 2036	1,758	1,844
Telecom Italia Capital SA 7.721% 2038	5,000	5,437
Frontier Communications Corp. 8.25% 2017	4,400	5,104
Frontier Communications Corp. 8.125% 2018	1,100	1,271
Frontier Communications Corp. 8.50% 2020	1,100	1,271
Frontier Communications Corp. 9.25% 2021	2,100	2,473
Frontier Communications Corp. 8.75% 2022	425	495
Telefónica Emisiones, SAU 3.992% 2016	3,630	3,786
Telefónica Emisiones, SAU 5.134% 2020	2,800	2,950
Telefónica Emisiones, SAU 5.462% 2021	3,375	3,607
Verizon Communications Inc. 7.375% 2013	5,000	5,286
Verizon Communications Inc. 8.50% 2018	1,000	1,377
Verizon Communications Inc. 8.75% 2018	2,438	3,388
Wind Acquisition SA 11.75% 2017[3]	4,550	4,789
Wind Acquisition SA 7.25% 2018[3]	3,000	3,052
Sprint Nextel Corp. 9.125% 2017	1,400	1,655
Sprint Nextel Corp. 9.00% 2018[3]	2,000	2,475
Sprint Nextel Corp. 7.00% 2020	$2,000	$ 2,195
Sprint Nextel Corp. 11.50% 2021	925	1,261
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[3]	3,100	3,348
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[3]	1,000	1,080
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	2,170
Cricket Communications, Inc. 7.75% 2016	3,000	3,191
Cricket Communications, Inc. 7.75% 2020	150	154
Vodafone Group PLC, Term Loan B, 6.25% 2016[1,6,7,8]	3,145	3,248
LightSquared, Term Loan B, 12.00% 2014[1,6,7,9]	3,304	2,816
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,989
Crown Castle International Corp. 7.125% 2019	1,000	1,110
France Télécom 4.375% 2014	775	816
		137,533

MATERIALS — 1.34%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,223
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,700	7,802
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,195
Rio Tinto Finance (USA) Ltd. 2.875% 2022	8,010	8,070
ArcelorMittal 5.00% 2017[2]	5,500	5,555
ArcelorMittal 6.00% 2021[2]	9,760	9,739
ArcelorMittal 6.75% 2022[2]	1,175	1,234
ArcelorMittal 7.25% 2041[2]	4,750	4,409
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,280
Teck Resources Ltd. 3.15% 2017	2,880	3,020
Teck Resources Ltd. 6.25% 2041	4,000	4,709
Reynolds Group Inc. 7.875% 2019	1,275	1,425
Reynolds Group Inc. 9.875% 2019	260	279
Reynolds Group Inc. 5.75% 2020[3]	5,685	5,884
Newcrest Finance Pty Ltd. 4.45% 2021[3]	5,330	5,615
Newcrest Finance Pty Ltd. 4.20% 2022[3]	1,330	1,369
Cliffs Natural Resources Inc. 4.875% 2021	7,025	6,982
Ecolab Inc. 3.00% 2016	5,455	5,801
Dow Chemical Co. 3.00% 2022	5,000	4,994
Consolidated Minerals Ltd. 8.875% 2016[3]	3,665	3,170
Georgia Gulf Corp. 9.00% 2017[3]	2,790	3,118
FMG Resources, Term Loan, 5.25% 2017[1,2,6]	1,481	1,496
FMG Resources 6.00% 2017[3]	1,300	1,332
Ball Corp. 7.125% 2016	1,705	1,833
Ball Corp. 5.75% 2021	835	908
Packaging Dynamics Corp. 8.75% 2016[3]	2,595	2,725
PQ Corp. 8.75% 2018[3]	2,560	2,701
Inmet Mining Corp. 8.75% 2020[3]	2,000	2,195
Ryerson Inc. 9.00% 2017[3]	1,925	1,971
Walter Energy, Inc. 9.875% 2020[3]	1,500	1,680
Newpage Corp., Term Loan B, 7.75% 2019[1,2,6]	1,115	1,115
		119,829

INFORMATION TECHNOLOGY — 0.89%
International Business Machines Corp. 0.75% 2015	3,610	3,634
International Business Machines Corp. 1.95% 2016	9,825	10,217
International Business Machines Corp. 5.70% 2017	7,500	9,064
International Business Machines Corp. 1.875% 2022	3,950	3,805
First Data Corp. 9.875% 2015	245	251
First Data Corp. 10.55% 2015[7]	12	12
First Data Corp. 11.25% 2016	1,500	1,477
First Data Corp., Term Loan D, 5.211% 2017[1,2,6]	2,748	2,708
First Data Corp. 7.375% 2019[3]	3,500	3,640
First Data Corp. 8.75% 2022[2,3,7]	4,641	4,769
Oracle Corp. 1.20% 2017	$ 3,600	$ 3,614
Oracle Corp. 2.50% 2022	7,500	7,575
SunGard Data Systems Inc. 7.375% 2018	1,800	1,937
SunGard Data Systems Inc., Term Loan B, 4.50% 2019[1,2,6]	1,600	1,618
SunGard Data Systems Inc. 7.625% 2020	3,100	3,402
Jabil Circuit, Inc. 8.25% 2018	5,300	6,466
Freescale Semiconductor, Inc., Term Loan, 4.464% 2016[1,2,6]	995	978
Freescale Semiconductor, Inc. 10.125% 2018[3]	3,868	4,293
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	2,451	2,344
SRA International, Inc. 11.00% 2019	1,625	1,666
Lawson Software, Inc., Term Loan B2, 5.25% 2018[1,2,6]	998	1,009
Lawson Software, Inc. 9.375% 2019	1,000	1,127
Xerox Corp. 2.95% 2017	1,670	1,715
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,440
Blackboard Inc., Term Loan B, 7.50% 2018[1,2,6]	976	987
		79,748

MUNICIPALS — 0.71%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.50% 2034	2,200	3,063
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	1,890	2,630
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.35% 2039	3,260	4,576
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	865	1,246
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	17,120	25,135
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,900	4,182
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,247
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,931
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,698
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	655	672
		63,380

ASSET-BACKED OBLIGATIONS[1] — 0.05%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,873
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,822
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.31% 2037[2]	1,571	134
		4,829

Total bonds, notes & other debt instruments (cost: $8,023,626,000)		8,397,445

Preferred securities — 0.01%	Shares

FINANCIALS — 0.01%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	39,600	1,025

Total preferred securities (cost: $785,000)		1,025

Common stocks — 0.00%

CONSUMER DISCRETIONARY — 0.00%
American Media, Inc.[3,8,10]	50,013	255
Adelphia Recovery Trust, Series ACC-6B8,10	500,000	15
Adelphia Recovery Trust, Series ACC-1[10]	2,409,545	2

Total common stocks (cost: $1,020,000)		272

	Principal amount	Value
Short-term securities — 13.79%	(000)	(000)

Freddie Mac 0.06%–0.16% due 1/7–4/9/2013	$313,525	$ 313,513
Federal Home Loan Bank 0.08%–0.18% due 1/7–4/24/2013	299,950	299,924
Fannie Mae 0.08%–0.16% due 1/7–6/12/2013	191,500	191,484
Chevron Corp. 0.12% due 1/7/2013[3]	85,000	84,996
Jupiter Securitization Co., LLC 0.20%–0.21% due 1/8–3/12/2013[3]	71,100	71,083
Coca-Cola Co. 0.13%–0.20% due 1/16–4/15/2013[3]	62,000	61,978
Wal-Mart Stores, Inc. 0.09%–0.10% due 1/4–1/30/2013[3]	50,000	49,998
Merck & Co. Inc. 0.10% due 1/31/2013[3]	42,000	41,996
Medtronic Inc. 0.16% due 1/17/2013[3]	40,850	40,846
General Electric Capital Corp. 0.15% due 1/7/2013	30,000	29,999
National Rural Utilities Cooperative Finance Corp. 0.15% due 2/12/2013	19,800	19,794
Procter & Gamble Co. 0.16% due 2/6/2013[3]	17,148	17,146
Variable Funding Capital Company LLC 0.14% due 1/31/2013[3]	8,300	8,299
Harvard University 0.13% due 1/7/2013	4,003	4,003

Total short-term securities (cost: $1,235,008,000)		1,235,059

Total investment securities (cost: $9,260,439,000)		9,633,801
Other assets less liabilities		(672,966)

Net assets		$8,960,835

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Coupon rate may change periodically.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,106,644,000, which represented 12.35% of the net assets of the fund.

4 A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $278,000, which represented less than .01% of the net assets of the fund.

5 Index-linked bond whose principal amount moves with a government price index.

6 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $73,421,000, which represented .82% of the net assets of the fund.

7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,518,000, which represented ..04% of the net assets of the fund.

9 Scheduled interest and/or principal payment was not received.

10 Security did not produce income during the last 12 months.

Key to abbreviations and symbols

C$ = Canadian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

SKr = Swedish kronor

Global Bond FundSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Bonds, notes & other debt instruments — 94.84%	(000)	(000)

EUROS — 15.23%
German Government, Series 5, 3.25% 2015	€ 1,935	US$ 2,762
German Government 1.50% 2016[1]	5,414	7,980
German Government, Series 6, 3.75% 2017	6,450	9,732
German Government 4.25% 2017	12,400	19,312
German Government 1.75% 2020[1]	6,452	10,363
German Government 2.00% 2022	11,090	15,650
German Government 5.625% 2028	275	542
German Government 6.25% 2030	7,400	15,796
German Government, Series 00, 5.50% 2031	1,000	2,021
German Government, Series 8, 4.75% 2040	790	1,617
Spanish Government 3.80% 2017	13,600	17,936
Spanish Government 5.50% 2017	22,965	32,144
Spanish Government 5.50% 2021	12,125	16,436
Spanish Government 4.20% 2037	5,800	6,147
Italian Government 4.75% 2017	15,590	21,979
Italian Government 4.75% 2017	8,475	11,920
Italian Government 5.50% 2022	4,225	6,054
Italian Government 5.00% 2040	4,775	6,315
Austrian Government, Series 2, 4.65% 2018	20,150	31,839
Netherlands Government Eurobond 4.25% 2013	13,000	17,542
Netherlands Government Eurobond 4.50% 2017	3,250	5,072
Netherlands Government Eurobond 3.75% 2042	4,125	7,206
Irish Government 5.50% 2017	6,200	8,964
Irish Government 5.90% 2019	1,500	2,182
Irish Government 5.00% 2020	9,500	13,032
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 2013[2]	2,000	2,644
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	6,950	10,411
Belgium Kingdom 3.00% 2019	5,625	8,211
Belgium Kingdom, Series 60, 4.25% 2041	1,300	2,109
Barclays Bank PLC 4.00% 2019[2]	3,450	5,352
Barclays Bank PLC 6.00% 2021	3,150	4,712
Portuguese Government 4.95% 2023	4,250	4,803
Portuguese Government 4.10% 2037	4,975	4,410
Koninklijke KPN NV 3.75% 2020	3,750	5,233
Koninklijke KPN NV 4.50% 2021	1,600	2,298
Hungarian Government 5.75% 2018	2,075	2,856
Hungarian Government 6.00% 2019	2,325	3,234
Hungarian Government 3.875% 2020	1,000	1,229
Canadian Government 3.50% 2020	4,000	6,278
Royal Bank of Scotland PLC 6.934% 2018	2,670	3,990
Merrill Lynch & Co., Inc. 4.625% 2018	2,735	3,813
European Investment Bank 4.75% 2017	2,370	3,747
HBOS PLC 4.375% 2019[3]	155	190
Lloyds TSB Bank PLC 6.50% 2020	€2,250	US$ 3,401
AT&T Inc. 6.125% 2015	2,100	3,112
KfW 4.375% 2013	2,050	2,796
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,560
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,279
HSBC Holdings PLC 6.00% 2019	1,150	1,842
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,819
Deutsche Telekom International Finance BV 7.50% 2033	875	1,811
Daimler AG, Series 6, 4.125% 2017	1,150	1,698
Telecom Italia SpA 7.75% 2033	1,000	1,534
Roche Holdings, Inc. 5.625% 2016	925	1,412
Imperial Tobacco Finance PLC 8.375% 2016	850	1,363
Anheuser-Busch InBev NV 8.625% 2017	750	1,303
Assicurazioni Generali SpA 10.125% 2042	800	1,261
National Grid Transco PLC 5.00% 2018	725	1,140
Novartis Finance SA, 4.25% 2016	750	1,112
Schering-Plough Corp. 5.375% 2014	645	923
France Télécom 5.625% 2018	500	796
CRH Finance BV 7.375% 2014[3]	375	540
Veolia Environnement 6.125% 2033	250	430
Wind Acquisition SA 7.375% 2018	200	269
		399,464

JAPANESE YEN — 10.87%
Japanese Government, Series 248, 0.70% 2013	¥1,120,000	12,944
Japanese Government, Series 269, 1.30% 2015	5,047,000	59,819
Japanese Government, Series 284, 1.70% 2016	3,883,500	47,609
Japanese Government, Series 288, 1.70% 2017	215,000	2,660
Japanese Government, Series 296, 1.50% 2018	971,600	12,019
Japanese Government, Series 299, 1.30% 2019	4,898,550	60,060
Japanese Government, Series 310, 1.00% 2020	4,814,900	57,676
Japanese Government, Series 315, 1.20% 2021	425,000	5,151
Japanese Government, Series 136, 1.60% 2032	579,000	6,566
Japanese Government, Series 21, 2.30% 2035	1,330,000	16,666
Japanese Government, Series 29, 2.40% 2038	313,200	3,993
		285,163

SWEDISH KRONOR — 4.71%
Swedish Government, Series 1041, 6.75% 2014	SKr 21,250	3,527
Swedish Government, Series 1049, 4.50% 2015	62,000	10,432
Swedish Government, Series 1051, 3.75% 2017	308,920	53,431
Swedish Government, Series 105, 4.25% 2019	52,000	9,450
Swedish Government, Series 105, 3.50% 2022	187,180	33,725
Swedish Government, Series 3104, 3.50% 2028[1]	55,287	12,895
		123,460

POLISH ZLOTY — 4.20%
Polish Government, Series 0414, 5.75% 2014	PLN 64,500	21,544
Polish Government, Series 1017, 5.25% 2017	158,325	55,796
Polish Government, Series 1020, 5.25% 2020	20,000	7,261
Polish Government, Series 1021, 5.75% 2021	25,000	9,389
Polish Government 5.75% 2022	42,790	16,219
		110,209

MEXICAN PESOS — 4.19%
United Mexican States Government, Series M, 7.00% 2014	MXN 72,500	5,817
United Mexican States Government, Series MI10, 9.50% 2014	92,500	7,801
United Mexican States Government, Series M10, 8.00% 2015	32,500	2,726
United Mexican States Government, Series M, 6.25% 2016	225,500	18,188
United Mexican States Government, Series M10, 7.25% 2016	MXN235,000	US$ 19,658
United Mexican States Government, Series M, 5.00% 2017	141,000	10,875
United Mexican States Government, Series M10, 7.75% 2017	137,900	11,901
United Mexican States Government, Series M, 8.00% 2020	170,000	15,499
United Mexican States Government, Series M30, 10.00% 2036	155,000	17,369
		109,834

SOUTH KOREAN WON — 2.74%
South Korean Government 3.75% 2013	KRW 7,250,000	6,802
South Korean Government, Series 1703, 3.50% 2017	17,300,000	16,533
South Korean Government 5.50% 2017	30,934,300	32,111
South Korean Government 5.75% 2018	15,457,680	16,517
		71,963

BRITISH POUNDS — 2.26%
United Kingdom 2.00% 2016	£ 2,740	4,656
United Kingdom 3.75% 2020	2,500	4,751
United Kingdom 3.75% 2021	11,620	22,178
United Kingdom 1.75% 2022	5,000	8,079
United Kingdom 5.00% 2025	2,500	5,363
United Kingdom 4.75% 2030	1,000	2,131
United Kingdom 4.25% 2040	3,890	7,729
Time Warner Cable Inc. 5.75% 2031	625	1,203
RSA Insurance Group PLC 9.375% 2039[3]	569	1,189
France Télécom 5.00% 2016	500	887
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	863
Wal-Mart Stores, Inc. 5.625% 2034	100	209
Tesco PLC 5.50% 2033	100	186
		59,424

NORWEGIAN KRONER — 1.89%
Norwegian Government 5.00% 2015	NKr 65,000	12,657
Norwegian Government 4.25% 2017	105,210	21,134
Norwegian Government 4.50% 2019	74,610	15,686
		49,477

CANADIAN DOLLARS — 1.67%
Canadian Government 2.00% 2014	C$3,375	3,448
Canadian Government 2.00% 2014	3,000	3,048
Canadian Government 4.50% 2015	4,340	4,708
Canadian Government 4.25% 2018	4,500	5,184
Canadian Government 3.25% 2021	8,720	9,814
Canada Housing Trust 4.10% 2018	250	284
Canada Housing Trust 3.35% 2020	4,750	5,220
Province of Ontario, Series HC, 9.50% 2022	250	391
Province of Ontario 4.60% 2039	3,125	3,774
Province of Manitoba 4.25% 2018	2,750	3,084
Province de Québec 5.25% 2013	625	647
Province de Québec 9.375% 2023	250	391
Hydro One Inc. 5.49% 2040	750	970
Rogers Communications Inc. 5.80% 2016	625	699
Province of New Brunswick 6.75% 2017	500	607
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	544
Bank of Nova Scotia 5.04% 2013	250	254
Toronto-Dominion Bank 4.854% 2013	250	252
Thomson Reuters Corp. 5.70% 2015	150	165
Bank of Montreal 5.18% 2015	150	163
TransCanada PipeLines Ltd. 5.05% 2014	125	130
		43,777

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

MALAYSIAN RINGGITS — 1.26%
Malaysian Government, Series 0204, 5.094% 2014	MYR23,860	US$ 8,010
Malaysian Government, Series 0207, 3.814% 2017	28,000	9,384
Malaysian Government, Series 0210, 4.012% 2017	41,000	13,861
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,709
		32,964

SINGAPORE DOLLARS — 0.88%
Singapore (Republic of) 3.75% 2016	S$24,885	22,963

HUNGARIAN FORINTS — 0.80%
Hungarian Government, Series 17/A, 6.75% 2017	HUF2,570,000	12,110
Hungarian Government, Series 22A, 7.00% 2022	1,800,000	8,748
		20,858

AUSTRALIAN DOLLARS — 0.65%
Queensland Treasury Corp., Series 15, 6.00% 2015	A$12,000	13,448
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,364
European Investment Bank 6.125% 2017	1,000	1,130
		16,942

ISRAELI SHEKELS — 0.62%
Israeli Government 4.50% 2015	ILS16,535	4,665
Israeli Government 5.50% 2017	38,610	11,602
		16,267

TURKISH LIRA — 0.46%
Turkey (Republic of) 9.50% 2022	TRY17,750	11,955

BRAZILIAN REAIS — 0.31%
Brazil (Federal Republic of) 6.00% 2015[1]	BRL 2,200	1,187
Brazil (Federal Republic of) 10.00% 2017	1,000	515
Brazil (Federal Republic of) 6.00% 2020[1]	10,829	6,470
		8,172

PHILIPPINE PESOS — 0.25%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,507
Philippines (Republic of) 4.95% 2021	80,000	2,155
Philippines (Republic of) 6.25% 2036	35,000	1,019
		6,681

SOUTH AFRICAN RAND — 0.11%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR30,000	2,919

U.S. DOLLARS — 41.74%
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	US$ 2,000	2,008
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,787
Fannie Mae 2.50% 2022[2]	7,540	7,916
Fannie Mae 3.50% 2025[2]	4,891	5,193
Fannie Mae 3.50% 2025[2]	3,316	3,521
Fannie Mae 2.50% 2027[2]	7,431	7,812
Fannie Mae 2.50% 2027[2]	5,130	5,370
Fannie Mae 2.50% 2027[2]	4,921	5,151
Fannie Mae 2.50% 2027[2]	3,727	3,901
Fannie Mae 2.50% 2027[2]	740	777
Fannie Mae 2.50% 2027[2]	497	521
Fannie Mae 2.50% 2027[2]	241	253
Fannie Mae 2.50% 2028[2]	20,290	21,222
Fannie Mae 3.00% 2028[2]	US$10,587	US$11,177
Fannie Mae 3.50% 2028[2]	8,390	8,903
Fannie Mae 4.00% 2028[2]	1,500	1,607
Fannie Mae 6.50% 2036[2]	630	703
Fannie Mae 6.00% 2037[2]	1,382	1,513
Fannie Mae 6.00% 2037[2]	1,097	1,201
Fannie Mae 6.00% 2037[2]	393	431
Fannie Mae 6.00% 2037[2]	119	131
Fannie Mae 6.00% 2037[2]	68	75
Fannie Mae 6.00% 2037[2]	51	56
Fannie Mae 5.338% 2038[2,3]	220	234
Fannie Mae 6.00% 2038[2]	3,396	3,718
Fannie Mae 6.00% 2038[2]	2,121	2,323
Fannie Mae 6.00% 2038[2]	135	148
Fannie Mae 3.518% 2039[2,3]	20	21
Fannie Mae 3.80% 2039[2,3]	6	7
Fannie Mae 3.903% 2039[2,3]	7	7
Fannie Mae 3.904% 2039[2,3]	112	117
Fannie Mae 3.94% 2039[2,3]	6	6
Fannie Mae 3.956% 2039[2,3]	173	181
Fannie Mae 6.00% 2039[2]	5,559	6,087
Fannie Mae 4.00% 2040[2]	4,150	4,562
Fannie Mae 4.00% 2040[2]	1,842	2,025
Fannie Mae 4.50% 2040[2]	2,089	2,264
Fannie Mae 4.50% 2040[2]	1,167	1,264
Fannie Mae 4.50% 2040[2]	1,068	1,158
Fannie Mae 6.00% 2040[2]	655	715
Fannie Mae 2.92% 2041[2,3]	813	856
Fannie Mae 3.50% 2041[2]	3,331	3,556
Fannie Mae 3.578% 2041[2,3]	2,806	2,969
Fannie Mae 4.00% 2041[2]	10,651	11,708
Fannie Mae 4.00% 2041[2]	4,471	4,915
Fannie Mae 4.00% 2041[2]	2,254	2,419
Fannie Mae 4.00% 2041[2]	1,047	1,151
Fannie Mae 4.00% 2041[2]	677	744
Fannie Mae 4.00% 2041[2]	219	235
Fannie Mae 4.50% 2041[2]	4,616	5,012
Fannie Mae 3.50% 2042[2]	11,054	11,838
Fannie Mae 3.50% 2042[2]	3,681	3,954
Fannie Mae 3.00% 2043[2]	65,330	68,474
Fannie Mae 3.50% 2043[2]	8,695	9,273
Fannie Mae 6.00% 2043[2]	16,648	18,185
U.S. Treasury 0.625% 2013	2,250	2,252
U.S. Treasury 2.75% 2013	13,000	13,276
U.S. Treasury 2.75% 2013	8,500	8,536
U.S. Treasury 0.50% 2014	480	482
U.S. Treasury 1.25% 2014	17,430	17,634
U.S. Treasury 1.875% 2014	6,500	6,643
U.S. Treasury 2.125% 2015	7,719	8,123
U.S. Treasury 0.875% 2016	300	304
U.S. Treasury 0.875% 2016	200	203
U.S. Treasury 1.00% 2016	2,322	2,366
U.S. Treasury 1.50% 2016	1,500	1,555
U.S. Treasury 1.50% 2016	1,465	1,519
U.S. Treasury 1.75% 2016	4,500	4,700
U.S. Treasury 2.625% 2016[4]	21,250	22,741
U.S. Treasury 3.00% 2016	205	224
U.S. Treasury 5.125% 2016	5,675	6,563
U.S. Treasury 0.625% 2017	15,065	15,044
U.S. Treasury 0.75% 2017	US$ 1,096	US$ 1,102
U.S. Treasury 0.875% 2017	14,860	15,051
U.S. Treasury 1.00% 2017	19,495	19,838
U.S. Treasury 3.00% 2017	7,000	7,701
U.S. Treasury 2.375% 2018	3,000	3,248
U.S. Treasury 2.625% 2018	4,000	4,380
U.S. Treasury 3.50% 2018	1,500	1,707
U.S. Treasury 1.625% 2022	16,057	15,864
U.S. Treasury 1.75% 2022	7,520	7,576
U.S. Treasury 6.00% 2026	5,450	7,875
U.S. Treasury 6.50% 2026	3,900	5,914
U.S. Treasury 4.375% 2039	2,000	2,593
U.S. Treasury 4.375% 2040	4,000	5,189
U.S. Treasury 4.625% 2040	1,500	2,020
U.S. Treasury 3.75% 2041	3,000	3,513
U.S. Treasury 4.75% 2041	1,500	2,061
U.S. Treasury 3.00% 2042	15,000	15,225
U.S. Treasury Inflation-Protected Security 1.875% 2013[1]	6,297	6,402
U.S. Treasury Inflation-Protected Security 1.875% 2015[1]	1,487	1,621
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	4,074	4,362
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	11,065	12,010
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	1,024	1,122
Freddie Mac 2.50% 2016	2,500	2,666
Freddie Mac 1.00% 2017	6,000	6,064
Freddie Mac 0.75% 2018	2,000	1,991
Freddie Mac 1.25% 2019	3,750	3,739
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,000	2,038
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,577
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	1,500	1,523
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,870
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	44	39
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	246	224
Freddie Mac 5.50% 2038[2]	1,364	1,473
Freddie Mac 5.50% 2038[2]	307	332
Freddie Mac 3.747% 2039[2,3]	8	9
Freddie Mac 4.50% 2039[2]	1,509	1,619
Freddie Mac 4.50% 2039[2]	354	379
Freddie Mac 6.50% 2039[2]	1,696	1,930
Freddie Mac 4.50% 2040[2]	1,940	2,090
Freddie Mac 4.00% 2041[2]	1,454	1,554
Freddie Mac 4.50% 2041[2]	5,480	5,915
Freddie Mac 4.50% 2041[2]	1,835	1,981
Freddie Mac 4.50% 2041[2]	1,158	1,250
Freddie Mac 4.50% 2042[2]	3,157	3,389
Freddie Mac 4.50% 2042[2]	1,520	1,631
Government National Mortgage Assn. 2.50% 2027[2]	1,676	1,766
Government National Mortgage Assn. 2.50% 2027[2]	759	801
Government National Mortgage Assn. 2.50% 2027[2]	424	448
Government National Mortgage Assn. 3.00% 2027[2]	1,635	1,750
Government National Mortgage Assn. 3.50% 2043[2]	3,500	3,804
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[2,3]	53	54
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2,3]	1,435	1,656
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	1,125	1,211
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	2,500	2,716
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.728% 2049[2,3]	2,035	2,396
First Data Corp. 9.875% 2015	1,269	1,301
First Data Corp. 9.875% 2015	38	39
First Data Corp. 10.55% 2015[6]	19	20
First Data Corp. 11.25% 2016	1,000	985
First Data Corp., Term Loan D, 5.211% 2017[2,3,7]	US$1,472	US$1,450
First Data Corp. 6.75% 2020[5]	2,850	2,893
First Data Corp. 12.625% 2021	1,148	1,214
Sprint Capital Corp. 6.90% 2019	3,500	3,832
Sprint Nextel Corp. 7.00% 2020	1,250	1,372
Sprint Nextel Corp. 6.00% 2022	2,250	2,323
Sprint Capital Corp. 8.75% 2032	250	307
Anheuser-Busch InBev NV 3.625% 2015	980	1,046
Anheuser-Busch InBev NV 6.875% 2019	290	381
Anheuser-Busch InBev NV 7.75% 2019	2,695	3,601
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,218
Anheuser-Busch InBev NV 2.50% 2022	720	725
Anheuser-Busch InBev NV 3.75% 2042	500	503
AbbVie Inc. 1.75% 2017[5]	760	769
AbbVie Inc. 2.90% 2022[5]	3,045	3,104
AbbVie Inc. 4.40% 2042[5]	3,230	3,437
Deutsche Telekom International Finance BV 5.875% 2013	810	837
Deutsche Telekom International Finance BV 3.125% 2016[5]	760	804
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,763
Deutsche Telekom International Finance BV 4.875% 2042[5]	150	160
Frontier Communications Corp. 8.25% 2017	1,300	1,508
Frontier Communications Corp. 8.50% 2020	1,350	1,559
Frontier Communications Corp. 9.25% 2021	1,850	2,178
Frontier Communications Corp. 7.125% 2023	1,050	1,117
Reynolds Group Inc. 7.125% 2019	1,000	1,080
Reynolds Group Inc. 9.00% 2019	2,000	2,090
Reynolds Group Inc. 5.75% 2020[5]	3,000	3,105
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[2]	36	36
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[2,3]	900	1,036
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	5,200
Murray Street Investment Trust I 4.647% 2017[8]	1,500	1,624
Goldman Sachs Group, Inc. 5.25% 2021	1,300	1,483
Goldman Sachs Group, Inc. 5.75% 2022	2,365	2,798
Goldman Sachs Group, Inc. 6.25% 2041	270	332
Express Scripts Inc. 3.125% 2016	4,455	4,699
Express Scripts Inc. 3.90% 2022[5]	1,410	1,522
Polish Government 6.375% 2019	2,675	3,345
Polish Government 5.125% 2021	1,560	1,854
Polish Government 5.00% 2022	675	799
Comcast Corp. 5.30% 2014	750	787
Comcast Corp. 6.30% 2017	320	393
Comcast Corp. 5.875% 2018	890	1,073
Comcast Corp. 3.125% 2022	1,450	1,512
Comcast Corp. 5.65% 2035	250	294
Comcast Corp. 6.95% 2037	820	1,113
Comcast Corp. 6.40% 2040	550	713
Transocean Inc. 2.50% 2017	350	354
Transocean Inc. 6.375% 2021	3,305	4,020
Transocean Inc. 3.80% 2022	1,400	1,436
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	170	182
Westfield Group 7.50% 2014[5]	855	931
Westfield Group 5.70% 2016[5]	640	731
Westfield Group 7.125% 2018[5]	1,870	2,306
Westfield Group 4.625% 2021[5]	910	1,020
Westfield Group 3.375% 2022[5]	540	555
Burlington Northern Santa Fe LLC 5.75% 2018	40	48
Burlington Northern Santa Fe LLC 4.70% 2019	370	427
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,940
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,116
Burlington Northern Santa Fe LLC 3.05% 2022	US$1,100	US$1,138
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	3,470	5,095
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	411
Citigroup Inc. 4.75% 2015	2,500	2,696
Citigroup Inc. 6.125% 2018	214	257
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[3]	1,000	1,014
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[3]	1,500	1,521
ArcelorMittal 5.00% 2017[3]	2,750	2,778
ArcelorMittal 5.75% 2021[3]	1,665	1,661
ArcelorMittal 6.50% 2022[3]	670	704
Turkey (Republic of) 6.25% 2022	3,120	3,897
Turkey (Republic of) 6.75% 2040	870	1,184
StatoilHydro ASA 1.80% 2016	1,500	1,543
StatoilHydro ASA 1.20% 2018	770	771
StatoilHydro ASA 5.25% 2019	500	600
Statoil ASA 3.15% 2022	340	360
StatoilHydro ASA 2.45% 2023	720	719
Statoil ASA 4.25% 2041	1,000	1,077
Latvia (Republic of) 5.25% 2017[5]	2,900	3,258
Latvia (Republic of) 5.25% 2021	1,505	1,751
International Business Machines Corp. 0.75% 2015	3,600	3,624
International Business Machines Corp. 1.875% 2022	1,220	1,175
General Electric Capital Corp. 3.15% 2022	1,750	1,790
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[3]	2,600	2,844
Hospitality Properties Trust 6.30% 2016	2,000	2,207
Hospitality Properties Trust 6.70% 2018	905	1,040
Hospitality Properties Trust 5.00% 2022	1,250	1,324
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[2,3]	1,150	1,279
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	2,740	3,148
Lithuania (Republic of) 6.75% 2015	990	1,093
Lithuania (Republic of) 6.125% 2021[5]	1,765	2,182
Lithuania (Republic of) 6.625% 2022[5]	750	962
Realogy Corp., Term Loan B, 4.461% 2016[2,3,7]	477	479
Realogy Corp., Letter of Credit, 4.461% 2016[2,3,7]	35	35
Realogy Corp. 7.875% 2019[5]	2,250	2,464
Realogy Corp. 7.625% 2020[5]	1,000	1,137
Prologis, Inc. 7.625% 2014	600	657
Prologis, Inc. 6.125% 2016	690	790
Prologis, Inc. 6.625% 2018	830	1,003
Prologis, Inc. 7.375% 2019	1,200	1,489
HCA Inc. 6.375% 2015	2,240	2,433
HCA Inc. 6.50% 2020	800	902
HCA Holdings Inc. 6.25% 2021	550	565
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	999
Enbridge Energy Partners, LP 9.875% 2019	750	1,016
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,733
British American Tobacco International Finance PLC 2.125% 2017[5]	575	590
British American Tobacco International Finance PLC 9.50% 2018[5]	2,253	3,136
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	215
Kimco Realty Corp., Series C, 4.904% 2015	235	252
Kimco Realty Corp. 5.70% 2017	500	576
Kimco Realty Corp. 4.30% 2018	985	1,084
Kimco Realty Corp. 6.875% 2019	1,250	1,545
Telecom Italia Capital SA 7.175% 2019	1,194	1,392
Telecom Italia Capital SA 7.20% 2036	466	489
Telecom Italia Capital SA 7.721% 2038	1,551	1,687
Simon Property Group, LP 4.20% 2015	625	663
Simon Property Group, LP 1.50% 2018[5]	1,810	1,801
Simon Property Group, LP 10.35% 2019	750	1,073
UniCredito Italiano SpA 6.00% 2017[5]	US$2,425	US$2,486
HVB Funding Trust I, junior subordinated 8.741% 2031[5]	850	759
HVB Funding Trust III, junior subordinated 9.00% 2031[5]	300	271
Bank of America Corp. 3.75% 2016	1,500	1,604
Bank of America Corp. 5.75% 2017	405	472
Bank of America Corp. 5.00% 2021	1,250	1,428
HSBC Finance Corp. 0.741% 2016[3]	2,800	2,722
HSBC Holdings PLC 4.00% 2022	700	767
SBC Communications Inc. 5.10% 2014	100	107
AT&T Inc. 1.40% 2017	2,370	2,372
AT&T Inc. 4.30% 2042[5]	1,000	1,005
UBS AG 5.75% 2018	2,855	3,392
Petrobras International Finance Co. 5.75% 2020	810	925
Petrobras International Finance Co. 5.375% 2021	1,750	1,977
Petrobras International Finance Co. 6.875% 2040	380	485
MGM Resorts International 5.875% 2014	1,250	1,306
MGM Resorts International 6.625% 2015	1,000	1,077
MGM Resorts International 6.75% 2020[5]	300	307
MGM Resorts International 6.625% 2021	675	676
Progress Energy, Inc. 6.05% 2014	1,000	1,062
Progress Energy, Inc. 7.05% 2019	1,210	1,522
Progress Energy, Inc. 7.75% 2031	550	752
American Tower Corp. 7.00% 2017	2,700	3,231
Volvo Treasury AB 5.95% 2015[5]	2,920	3,188
American International Group, Inc. 3.00% 2015	1,500	1,562
American International Group, Inc. 3.80% 2017	1,500	1,625
BG Energy Capital PLC 2.875% 2016[5]	790	834
BG Energy Capital PLC 4.00% 2021[5]	2,010	2,217
BNP Paribas 5.00% 2021	2,700	3,035
Norfolk Southern Corp. 5.75% 2016	985	1,121
Norfolk Southern Corp. 3.25% 2021	835	875
Norfolk Southern Corp. 3.00% 2022	1,000	1,027
Korea Development Bank 5.30% 2013	1,350	1,352
Korea Development Bank 8.00% 2014	1,550	1,661
Tennessee Valley Authority 5.88% 2036	500	699
Tennessee Valley Authority 5.25% 2039	1,750	2,300
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,993
Limited Brands, Inc. 7.00% 2020	1,585	1,831
Limited Brands, Inc. 5.625% 2022	1,000	1,092
Shell International Finance BV 4.00% 2014	1,010	1,055
Shell International Finance BV 3.625% 2042	1,870	1,855
Jaguar Land Rover PLC 7.75% 2018[5]	2,600	2,847
Morgan Stanley, Series F, 5.625% 2019	2,500	2,829
iStar Financial Inc., Term Loan B, 5.75% 2017[2,3,7]	2,771	2,806
Woodside Finance Ltd. 4.60% 2021[5]	2,510	2,769
Gilead Sciences, Inc. 2.40% 2014	200	206
Gilead Sciences, Inc. 3.05% 2016	1,505	1,613
Gilead Sciences, Inc. 4.40% 2021	830	947
Amgen Inc. 2.50% 2016	1,650	1,735
Amgen Inc. 2.125% 2017	950	985
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	555
Williams Partners L.P. 4.125% 2020	375	408
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,066
Williams Partners L.P. 3.35% 2022	670	682
EchoStar DBS Corp 7.125% 2016	300	337
DISH DBS Corp. 4.625% 2017	250	262
DISH DBS Corp 6.75% 2021	1,800	2,061
Cricket Communications, Inc. 7.75% 2016	2,500	2,659
GlaxoSmithKline Capital Inc. 4.85% 2013	600	610
GlaxoSmithKline Capital Inc. 1.50% 2017	2,000	2,031
JPMorgan Chase & Co. 3.45% 2016	US$1,500	US$1,594
JPMorgan Chase & Co. 3.25% 2022	1,000	1,031
Univision Communications Inc., Term Loan B, 4.462% 2017[2,3,7]	1,528	1,506
Univision Communications Inc. 8.50% 2021[5]	1,040	1,079
Roche Holdings Inc. 6.00% 2019[5]	1,280	1,597
Roche Holdings Inc. 7.00% 2039[5]	630	951
Virgin Media Finance PLC 8.375% 2019[5]	800	912
Virgin Media Secured Finance PLC 5.25% 2021	735	859
Virgin Media Finance PLC 4.875% 2022	750	771
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,250	1,344
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[6]	1,058	1,153
Time Warner Cable Inc. 6.75% 2018	815	1,019
Time Warner Cable Inc. 5.00% 2020	1,000	1,165
Time Warner Cable Inc. 4.00% 2021	250	275
Total Capital International 1.55% 2017	1,070	1,087
Total Capital International 2.875% 2022	1,115	1,165
Total Capital International 2.70% 2023	200	204
Kinder Morgan Energy Partners, LP 6.00% 2017	140	164
Kinder Morgan Energy Partners, LP 6.85% 2020	580	731
Kinder Morgan Energy Partners, LP 3.45% 2023	1,500	1,546
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	1,129	1,223
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	1,000	1,198
Volkswagen International Finance NV 1.625% 2013[5]	850	856
Volkswagen International Finance NV 2.375% 2017[5]	1,500	1,546
SABMiller Holdings Inc. 2.45% 2017[5]	610	636
SABMiller Holdings Inc. 4.95% 2042[5]	1,500	1,702
Boyd Gaming Corp. 7.125% 2016	350	345
Boyd Gaming Corp. 9.125% 2018	700	718
Boyd Gaming Corp. 9.00% 2020[5]	1,275	1,262
PTT Exploration & Production Ltd. 5.692% 2021[5]	2,000	2,305
Intesa Sanpaolo SpA 6.50% 2021[5]	2,180	2,299
CEVA Group PLC 11.625% 2016[5]	625	645
CEVA Group PLC 8.375% 2017[5]	825	821
CEVA Group PLC 11.50% 2018[5]	75	63
CEVA Group PLC 12.75% 2020[5]	1,000	753
Needle Merger Sub Corp. 8.125% 2019[5]	2,200	2,250
Verizon Communications Inc. 4.75% 2041	275	312
Verizon Communications Inc. 6.00% 2041	1,475	1,927
Slovenia (Republic of) 5.50% 2022[5]	2,075	2,184
Quintiles, Term Loan B-2, 4.50% 2018[2,3,7]	2,172	2,172
VPI Escrow Corp. 6.375% 2020[5]	2,005	2,160
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,160
Bahrain Government 5.50% 2020	2,000	2,160
Russian Federation 3.25% 2017[5]	1,200	1,278
Russian Federation 5.625% 2042[5]	700	872
Inmet Mining Corp. 8.75% 2020[5]	1,950	2,140
CIT Group Inc. 5.00% 2017	2,000	2,130
Telefónica Emisiones, SAU 3.992% 2016	640	668
Telefónica Emisiones, SAU 5.134% 2020	600	632
Telefónica Emisiones, SAU 5.462% 2021	765	818
Pernod Ricard SA 2.95% 2017[5]	2,000	2,105
Canadian National Railway Co. 4.95% 2014	2,005	2,097
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	2,000	2,057
United Mexican States Government Global 5.95% 2019	1,660	2,050
QGOG Constellation S.A. 6.25% 2019[5]	1,950	2,038
Jackson National Life Global 5.375% 2013[5]	1,990	2,024
Xstrata Canada Financial Corp. 2.45% 2017[5]	2,000	2,021
BE Aerospace, Inc. 5.25% 2022	1,895	2,018
Reliance Holdings Ltd. 5.40% 2022[5]	1,750	1,959
U.S. DOLLARS (continued)
PNC Financial Services Group, Inc., 2.854% 2022[8]	US$1,920	US$1,933
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,7]	1,471	1,407
SRA International, Inc. 11.00% 2019	500	513
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	1,900	1,918
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,890	1,904
FMG Resources 8.25% 2019[5]	1,750	1,873
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046[2]	785	900
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.685% 2049[2,3]	835	971
SunGard Data Systems Inc. 7.375% 2018	1,700	1,830
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,826
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	313
Consumers Energy Co. 2.85% 2022	1,440	1,490
Iron Mountain Inc. 5.75% 2024	1,750	1,781
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	1,165	1,228
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,3]	520	552
Standard Chartered PLC 3.85% 2015[5]	1,670	1,764
Esterline Technologies Corp. 6.625% 2017	865	893
Esterline Technologies Corp. 7.00% 2020	760	846
AvalonBay Communities, Inc. 2.85% 2023	1,750	1,729
CEMEX Finance LLC 9.375% 2022[5]	1,505	1,701
Hughes Satellite Systems Corp. 6.50% 2019	500	554
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,143
JMC Steel Group Inc. 8.25% 2018[5]	1,600	1,680
Gazprom OJSC 4.95% 2016[5]	750	807
Gazprom OJSC 5.999% 2021	750	869
United Rentals, Inc. 7.375% 2020[5]	1,500	1,654
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	49	50
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,405	1,600
Slovakia Government 4.375% 2022[5]	1,500	1,640
Petróleos Mexicanos 5.50% 2044	1,475	1,626
PDC Energy Inc. 7.75% 2022[5]	1,550	1,596
MacDermid 9.50% 2017[5]	1,525	1,596
Koninklijke KPN NV 8.375% 2030	1,200	1,585
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,573
SUPERVALU Inc. 7.50% 2014	275	268
SUPERVALU Inc., Term Loan B, 8.00% 2018[2,3,7]	1,269	1,291
Hungarian Government 6.25% 2020	1,400	1,552
TXU, Term Loan, 3.713% 2014[2,3,7]	215	164
TXU, Term Loan, 4.713% 2017[2,3,7]	859	579
Texas Competitive Electric Holdings Co. LLC, 11.50% 2020[5]	1,000	788
Apache Corp. 2.625% 2023	1,530	1,529
inVentiv Health Inc. 9.00% 2018[5]	1,500	1,519
US Investigations Services, Inc., Term Loan B, 2.961% 2015[2,3,7]	174	162
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,7]	705	701
US Investigations Services, Inc. 10.50% 2015[5]	700	616
US Investigations Services, Inc. 11.75% 2016[5]	45	34
ARAMARK Corp. 8.50% 2015	955	961
ARAMARK Corp. 8.625% 2016[3,5,6]	500	513
United Technologies Corp. 1.80% 2017	1,430	1,473
Boston Scientific Corp. 6.00% 2020	1,250	1,459
Teekay Corp. 8.50% 2020	1,375	1,458
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,454
CEZ, a s 4.25% 2022[5]	1,340	1,441
Braskem America Finance Co. 7.125% 2041[5]	1,050	1,110
Braskem America Finance Co. 7.125% 2041	300	317
Marks and Spencer Group PLC 6.25% 2017[5]	1,250	1,405
Chevron Corp. 1.104% 2017	580	585
Chevron Corp. 4.95% 2019	680	812
National CineMedia, LLC 6.00% 2022	1,300	1,385
Georgia Gulf Corp. 9.00% 2017[5]	US$1,238	US$1,383
Alpha Natural Resources, Inc. 6.00% 2019	500	463
Alpha Natural Resources, Inc. 6.25% 2021	1,000	920
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,6,7]	941	972
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,6,7,9]	387	399
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	256
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,110
Time Warner Inc. 4.75% 2021	740	851
Time Warner Inc. 6.50% 2036	240	300
Time Warner Inc. 6.25% 2041	170	210
Husky Energy Inc. 7.25% 2019	1,040	1,351
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	189
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,025	1,153
Wind Acquisition SA 11.75% 2017[5]	825	868
Wind Acquisition SA 7.25% 2018[5]	450	458
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	1,240	1,292
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	1,100	1,188
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	75	89
Energy Transfer Partners, LP 7.50% 2020	1,100	1,276
Royal Caribbean Cruises Ltd. 5.25% 2022	1,200	1,275
Bermudan Government 5.603% 2020[5]	800	942
Bermudan Government 4.138% 2023[5]	300	320
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,175	1,260
Quebecor Media Inc. 5.75% 2023[5]	1,175	1,244
Altria Group, Inc. 9.95% 2038	750	1,237
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,224
Anadarko Petroleum Corp. 6.375% 2017	1,020	1,219
McClatchy Co. 9.00% 2022[5]	1,175	1,206
Croatian Government 6.625% 2020[5]	580	666
Croatian Government 6.375% 2021[5]	470	537
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,200
Newcrest Finance Pty Ltd. 4.45% 2021[5]	620	653
Newcrest Finance Pty Ltd. 4.20% 2022[5]	530	546
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	1,150	1,197
Cardinal Health, Inc. 4.625% 2020	1,050	1,193
NBCUniversal Media, LLC 5.15% 2020	1,000	1,186
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,170
Warner Music Group 11.50% 2018	1,000	1,160
Barclays Bank PLC 5.125% 2020	1,000	1,140
Entergy Corp. 4.70% 2017	1,050	1,138
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	1,075	1,125
Bon-Ton Department Stores Inc. 10.625% 2017[5]	1,150	1,124
Academy Sports 9.25% 2019[5]	1,000	1,115
Michaels Stores, Inc. 7.75% 2018	1,000	1,102
Kraft Foods Inc. 2.25% 2017[5]	455	471
Kraft Foods Inc. 5.375% 2020[5]	523	628
Union Pacific Corp. 5.70% 2018	200	243
Union Pacific Corp. 6.15% 2037	650	849
Unum Group 5.625% 2020	945	1,080
Ball Corp. 5.00% 2022	1,000	1,075
Kroger Co. 7.50% 2014	1,000	1,070
Sri Lanka (Republic of) 5.875% 2022[5]	1,000	1,068
Teco Finance, Inc. 6.572% 2017	30	36
Teco Finance, Inc. 5.15% 2020	45	52
Tampa Electric Co. 4.10% 2042	930	976
Pfizer Inc 6.20% 2019	840	1,062
Arch Coal, Inc. 7.00% 2019	1,125	1,052
Toronto-Dominion Bank 2.375% 2016	1,000	1,051
Del Monte Corp. 7.625% 2019	1,000	1,047
NXP BV and NXP Funding LLC 3.09% 2013[3]	US$ 75	US$ 75
NXP BV and NXP Funding LLC 9.75% 2018[5]	800	931
ABB Finance (USA) Inc. 1.625% 2017	470	476
ABB Finance (USA) Inc. 2.875% 2022	510	523
Stater Bros. Holdings Inc. 7.75% 2015	900	922
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	660
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	262
International Lease Finance Corp. 4.875% 2015	885	919
Continental Resources Inc. 8.25% 2019	225	253
Continental Resources Inc. 7.375% 2020	75	85
Continental Resources Inc. 7.125% 2021	500	568
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	840	896
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	855	894
Concho Resources Inc. 8.625% 2017	400	438
Concho Resources Inc. 7.00% 2021	400	448
Grifols Inc. 8.25% 2018	800	885
LightSquared, Term Loan B, 12.00% 2014[2,6,7,10]	1,014	865
Electricité de France SA 6.95% 2039[5]	625	836
DAE Aviation Holdings, Inc. 11.25% 2015[5]	795	821
American Electric Power Co. 1.65% 2017	815	819
International Paper Co. 7.30% 2039	600	814
Nufarm Ltd. 6.375% 2019[5]	775	814
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	815	806
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	750	784
Nortek Inc. 10.00% 2018	700	782
Tower Automotive Holdings 10.625% 2017[5]	697	767
Odebrecht Finance Ltd 5.125% 2022[5]	700	761
South Korean Government 5.75% 2014	700	744
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[2,3,7]	126	128
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[2,3,7]	11	6
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[2,3,7]	477	259
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[2,3,7]	409	231
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[10]	525	47
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6,10]	351	32
Ingles Markets, Inc. 8.875% 2017	650	696
Fox Acquisition LLC, Term-Loan B, 5.50% 2017[2,3,7]	658	668
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[2,3,7]	656	664
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,7]	665	662
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	660
Staples, Inc. 9.75% 2014	600	652
Symbion Inc. 8.00% 2016	630	652
SBA Communications Corp. 5.75% 2020[5]	600	640
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	240
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,7]	419	398
Cox Communications, Inc. 3.25% 2022[5]	595	614
Level 3 Communications, Inc. 8.125% 2019	400	438
Level 3 Communications, Inc. 11.875% 2019	150	174
Biogen Idec Inc. 6.00% 2013	600	605
TRAC Intermodal 11.00% 2019[5]	575	601
Phillips 66 5.875% 2042[5]	490	590
Kraft Foods Inc. 5.375% 2020	477	576
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.296% 2044[2,3]	500	562
Access Midstream Partners, L.P. 4.875% 2023	550	559
Regions Financial Corp. 4.85% 2013	250	253
Regions Financial Corp. 4.875% 2013	50	51
Regions Financial Corp. 7.75% 2014	100	111
Regions Financial Corp. 5.75% 2015	130	141
Host Hotels & Resorts LP 6.00% 2020	500	552
Centene Corp. 5.75% 2017	500	540
Denbury Resources Inc. 9.75% 2016	US$500	US$ 531
Serena Software, Inc. 10.375% 2016	502	517
McKesson Corp. 0.95% 2015	185	185
McKesson Corp. 3.25% 2016	180	193
McKesson Corp. 2.70% 2022	125	125
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	486
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	411	479
Atlas Copco AB 5.60% 2017[5]	400	469
Blackboard Inc., Term Loan B, 7.50% 2018[2,3,7]	455	460
PTS Acquisition Corp. 9.50% 2015[6]	446	457
Enterprise Products Operating LLC 4.05% 2022	400	443
HBOS PLC 6.75% 2018[5]	375	405
ACE INA Holdings Inc. 2.60% 2015	365	383
TransCanada PipeLines Ltd. 7.625% 2039	250	376
HDTFS Inc. 6.25% 2022[5]	350	374
Iberdrola Finance Ireland 3.80% 2014[5]	335	344
Royal Bank of Scotland PLC 5.625% 2020	290	337
Cliffs Natural Resources Inc. 4.875% 2021	335	333
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[2]	280	322
National Grid PLC 6.30% 2016	250	290
CNA Financial Corp. 7.35% 2019	230	289
AXA SA 8.60% 2030	220	276
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	31	35
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	64	73
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	133	153
State of New Jersey, Economic Development Authority, Energy Facility Revenue (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 2030[5]	240	259
Thomson Reuters Corp. 5.95% 2013	250	257
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,5]	250	255
Veolia Environnement 6.00% 2018	200	235
tw telecom holdings inc. 5.375% 2022[5]	200	210
E.ON International Finance BV 6.65% 2038[5]	150	205
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 2013[5]	200	201
France Télécom 4.375% 2014	140	147
Canadian Natural Resources Ltd. 5.70% 2017	100	118
NCL Corp. Ltd. 9.50% 2018	100	111
Santander Issuances, SA Unipersonal 6.50% 2019[3,5]	100	102
Tyson Foods, Inc. 6.60% 2016[3]	40	46
Midwest Generation, LLC, Series B, 8.56% 2016[2]	40	40
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015[2]	22	23
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[2,3,7]	3	3
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[2,3,7]	7	6
		1,094,670

Total bonds, notes & other debt instruments (cost: $2,362,709,000)		2,487,162

Common stocks — 0.00%	Shares

U.S. DOLLARS — 0.00%
Atrium Corp.[9,11,12]	2	—[13]

Total common stocks (cost: $0)		—[13]

	Principal amount	Value
Short-term securities — 8.56%	(000)	(000)

Freddie Mac 0.07%–0.14% due 2/27–5/1/2013	US$56,300	US$ 56,290
Commonwealth Bank of Australia 0.20% due 1/8/2013[5]	30,000	29,999
Federal Home Loan Bank 0.125%–0.152% due 3/4–4/1/2013	28,500	28,499
Private Export Funding Corp. 0.26% due 6/18/2013[5]	22,300	22,263
Svenska Handelsbanken Inc. 0.26% due 2/15/2013[5]	22,000	21,994
Fannie Mae 0.115% due 3/13/2013	21,800	21,799
Bank of Nova Scotia 0.02%–0.12% due 1/2/2013	16,000	16,000
Old Line Funding, LLC 0.20% due 1/9/2013[5]	15,500	15,500
Province of Ontario 0.14% due 1/14/2013	12,200	12,199

Total short-term securities (cost: $224,532,000)		224,543

Total investment securities (cost: $2,587,241,000)		2,711,705
Other assets less liabilities		(89,089)

Net assets		US$2,622,616

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $4,066,000, which represented .16% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,301,000, which represented 9.20% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,473,000, which represented .70% of the net assets of the fund.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $399,000, which represented .02% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.
[13]	Amount less than one thousand.

High-Income Bond FundSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Bonds, notes & other debt instruments — 92.51%	(000)	(000)

CONSUMER DISCRETIONARY — 16.93%
MGM Resorts International 5.875% 2014	$10,080	$10,534
MGM Resorts International 6.625% 2015	6,550	7,058
MGM Resorts International 6.875% 2016	5,000	5,313
MGM Resorts International 7.50% 2016	4,375	4,714
MGM Resorts International 8.625% 2019[1]	600	672
MGM Resorts International 6.75% 2020[1]	1,450	1,484
MGM Resorts International 6.625% 2021	3,450	3,454
MGM Resorts International 7.75% 2022	3,000	3,225
Boyd Gaming Corp. 6.75% 2014	2,420	2,420
Boyd Gaming Corp. 7.125% 2016	7,480	7,368
Boyd Gaming Corp. 9.125% 2018	9,190	9,420
Boyd Gaming Corp. 9.00% 2020[1]	5,500	5,445
Univision Communications Inc., Term Loan B, 4.462% 2017[2,3,4]	16,240	16,005
Univision Communications Inc. 8.50% 2021[1]	4,570	4,741
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,600	3,942
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,569
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,168
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	2,000	2,230
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,531
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,846
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016[1]	2,000	2,150
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[5]	3,628	3,955
EchoStar DBS Corp 7.75% 2015	1,000	1,124
EchoStar DBS Corp 7.125% 2016	1,000	1,125
DISH DBS Corp. 4.625% 2017	6,875	7,202
DISH DBS Corp 7.875% 2019	700	833
DISH DBS Corp 6.75% 2021	3,875	4,437
DISH DBS Corp. 5.875% 2022	525	567
Revel Entertainment, Term Loan, 8.50% 2015[2,3,4]	867	849
Revel Entertainment, Term Loan, 10.00% 2015[2,3,4]	5,000	4,650
Revel Entertainment, Term Loan B, 9.00% 2017[2,3,4]	15,033	7,842
Revel AC, Inc. 12.00% 2018[5]	12,616	1,155
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[2,3,4]	220	214
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	6,242
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,089
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	135
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,4]	4,112	3,912
Needle Merger Sub Corp. 8.125% 2019[1]	12,955	13,246
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,173
Royal Caribbean Cruises Ltd. 5.25% 2022	3,225	3,427
Limited Brands, Inc. 5.25% 2014	220	232
Limited Brands, Inc. 8.50% 2019	905	1,109
Limited Brands, Inc. 7.00% 2020	3,714	4,290
Limited Brands, Inc. 6.625% 2021	$3,375	$ 3,881
Limited Brands, Inc. 5.625% 2022	2,500	2,731
Michaels Stores, Inc., Term Loan B3, 4.813% 2016[2,3,4]	956	966
Michaels Stores, Inc., Term Loan B2, 4.813% 2016[2,3,4]	324	327
Michaels Stores, Inc. 11.375% 2016	2,400	2,514
Michaels Stores, Inc. 7.75% 2018	5,250	5,788
Caesars Entertainment Operating Co. 11.25% 2017	5,445	5,860
Caesars Entertainment Operating Co. 9.00% 2020[1]	2,650	2,663
J.C. Penney Co., Inc. 5.75% 2018	5,919	5,238
J.C. Penney Co., Inc. 5.65% 2020	2,930	2,556
Cinemark USA, Inc. 8.625% 2019	3,300	3,671
Cinemark USA, Inc. 5.125% 2022[1]	4,000	4,070
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[2,3,4]	7,565	7,589
Videotron Ltd. 6.375% 2015	380	386
Quebecor Media Inc. 7.75% 2016	923	948
Quebecor Media Inc. 5.75% 2023[1]	5,425	5,744
DineEquity, Inc. 9.50% 2018	5,950	6,790
Jaguar Land Rover PLC 7.75% 2018[1]	4,035	4,418
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,238
Virgin Media Secured Finance PLC 6.50% 2018	475	514
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,480
Virgin Media Finance PLC 4.875% 2022	3,225	3,314
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,800	6,068
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[2,3,4]	4,645	4,695
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,356
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,450
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023[1]	875	895
Academy Sports 9.25% 2019[1]	4,700	5,241
Laureate Education, Inc. 9.25% 2019[1]	4,625	4,856
Warner Music Group 11.50% 2018	2,750	3,190
Warner Music Group 13.75% 2019	1,275	1,498
Burger King Corp 0%/11.00% 2019[1,6]	4,800	4,068
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,930
Mohegan Tribal Gaming Authority 10.50% 2016[1]	250	248
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,5]	4,125	3,290
McClatchy Co. 9.00% 2022[1]	3,025	3,104
NCL Corp. Ltd. 11.75% 2016	2,650	3,008
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,651
Tower Automotive Holdings 10.625% 2017[1]	2,120	2,332
Local T.V. Finance LLC 9.25% 2015[1,2,5]	2,267	2,304
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,170
National CineMedia, LLC 6.00% 2022	1,925	2,050
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	1,894
Fox Acquisition LLC, Term-Loan B, 5.50% 2017[2,3,4]	1,721	1,747
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,693
Bon-Ton Department Stores Inc. 10.625% 2017[1]	1,475	1,442
FCE Bank PLC 7.125% 2013	€1,000	1,323
Tenneco Inc. 6.875% 2020	$1,200	1,313
Cablevision Systems Corp. 5.875% 2022	1,300	1,308
UPC Germany GmbH 9.625% 2019	€800	1,196
Jarden Corp. 8.00% 2016	$1,100	1,174
Lamar Media Corp. 7.875% 2018	750	833
Allison Transmission Holdings, Inc., Term Loan B, 2.71% 2014[2,3,4]	690	694
LBI Media, Inc. 8.50% 2017[1]	1,000	262
LBI Media, Inc. 11.50% 2020[1,2,5,7]	635	393
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,5]	530	444
		346,903

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

INDUSTRIALS — 12.89%
CEVA Group PLC 11.625% 2016[1]	$ 6,415	$ 6,623
CEVA Group PLC 8.375% 2017[1]	2,700	2,686
CEVA Group PLC 11.50% 2018[1]	4,555	3,849
CEVA Group PLC 12.75% 2020[1]	11,440	8,609
Ply Gem Industries, Inc. 9.375% 2017[1]	2,650	2,829
Ply Gem Industries, Inc. 8.25% 2018	16,910	18,347
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[2,3,4]	4,026	4,088
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[2,3,4]	572	310
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[2,3,4]	25,990	14,100
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[2,3,4]	1,952	1,103
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[8]	1,385	125
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,8]	8,998	810
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017[8]	650	—
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	19,436
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[2]	9,500	10,390
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[2]	3,700	4,199
BE Aerospace, Inc. 5.25% 2022	12,155	12,945
Nortek Inc. 10.00% 2018	7,460	8,337
Nortek Inc. 8.50% 2021	3,260	3,635
US Investigations Services, Inc., Term Loan B, 2.961% 2015[2,3,4]	1,043	972
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	4,450	4,427
US Investigations Services, Inc. 10.50% 2015[1]	4,420	3,890
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,137
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,361
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B 6.25% 2018[2,3,4]	686	697
DAE Aviation Holdings, Inc., Term Loan B2 6.25% 2018[2,3,4]	311	316
Euramax International, Inc. 9.50% 2016	10,880	10,200
ARAMARK Corp. 3.813% 2015[2]	175	175
ARAMARK Corp. 8.50% 2015	8,600	8,654
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,695	4,425
Navios Maritime Holdings Inc. 8.875% 2017	500	501
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,175	3,653
Esterline Technologies Corp. 6.625% 2017	2,670	2,757
Esterline Technologies Corp. 7.00% 2020	5,136	5,714
United Air Lines, Inc., Term Loan B, 2.25% 2014[2,3,4]	2,275	2,272
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	264
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	154	162
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	42	43
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	502	547
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	245	261
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	399	437
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	23	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,103	2,302
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	846	963
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,065	1,140
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,435
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,368
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[1]	3,500	3,500
JELD-WEN Escrow Corp. 12.25% 2017[1]	7,000	8,120
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,404
United Rentals, Inc. 7.375% 2020[1]	1,275	1,406
United Rentals, Inc. 7.625% 2022[1]	2,525	2,834
United Rentals, Inc. 6.125% 2023	2,500	2,650
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[2,3,4]	748	739
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[2,3,4]	2,523	2,372
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	2,311	2,551
TransDigm Inc. 7.75% 2018	2,775	3,084
TransDigm Inc. 5.50% 2020[1]	2,000	2,090
Iron Mountain Inc. 5.75% 2024	4,750	4,833
TRAC Intermodal 11.00% 2019[1]	$ 4,025	$ 4,206
CNH Capital LLC 3.875% 2015[1]	3,400	3,523
ADS Waste Escrow, Term Loan B, 5.25% 2019[2,3,4]	2,700	2,737
ADS Waste Escrow 8.25% 2020[1]	525	554
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC, Term Loan B, 5.00% 2019[2,3,4]	2,500	2,525
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	500	520
Odebrecht Finance Ltd 5.125% 2022[1]	2,340	2,545
Odebrecht Finance Ltd 6.00% 2023[1]	420	488
Brunswick Rail Finance Ltd. 6.50% 2017[1]	2,490	2,585
Aircastle Ltd. 6.25% 2019[1]	2,300	2,409
R.R. Donnelley & Sons Co. 6.125% 2017	730	710
R.R. Donnelley & Sons Co. 7.25% 2018	1,500	1,455
Florida East Coast Railway Corp. 8.125% 2017	1,800	1,917
ENA Norte Trust 4.95% 2028[1,3]	1,000	1,029
HDTFS Inc. 6.25% 2022[1]	925	990
		264,293

TELECOMMUNICATION SERVICES — 11.25%
Sprint Nextel Corp. 6.00% 2016	2,250	2,458
Sprint Nextel Corp. 8.375% 2017	9,250	10,799
Sprint Nextel Corp. 9.125% 2017	3,000	3,547
Sprint Nextel Corp. 9.00% 2018[1]	4,000	4,950
Sprint Nextel Corp. 7.00% 2020	13,250	14,542
Sprint Nextel Corp. 11.50% 2021	4,950	6,751
Sprint Nextel Corp. 6.00% 2022	5,750	5,937
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	13,790	14,893
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[1]	12,480	13,478
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,722
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	9,135	10,825
Frontier Communications Corp. 8.25% 2017	10,150	11,774
Frontier Communications Corp. 8.125% 2018	1,250	1,444
Frontier Communications Corp. 8.50% 2020	5,775	6,670
Frontier Communications Corp. 9.25% 2021	4,525	5,328
Frontier Communications Corp. 8.75% 2022	550	641
Frontier Communications Corp. 7.125% 2023	5,375	5,718
Wind Acquisition SA 11.75% 2017[1]	17,618	18,543
Wind Acquisition SA 7.25% 2018[1]	5,975	6,080
Wind Acquisition SA 7.375% 2018	€4,075	5,480
Cricket Communications, Inc. 7.75% 2016	$17,485	18,600
Cricket Communications, Inc. 7.75% 2020	5,200	5,330
LightSquared, Term Loan B, 12.00% 2014[3,4,5,8]	17,291	14,741
Vodafone Group PLC, Term Loan B, 6.875% 2015[3,4,5]	6,983	7,210
Vodafone Group PLC, Term Loan B, 6.25% 2016[3,4,5,7]	6,480	6,691
Digicel Group Ltd. 12.00% 2014[1]	4,650	5,057
Digicel Group Ltd. 10.50% 2018[1]	1,000	1,110
Digicel Group Ltd. 8.25% 2020[1]	5,650	6,243
Trilogy International Partners, LLC, 10.25% 2016[1]	8,575	7,589
SBA Communications Corp. 5.75% 2020[1]	2,175	2,319
Level 3 Communications, Inc. 8.125% 2019	1,150	1,259
Level 3 Communications, Inc. 11.875% 2019	750	868
tw telecom holdings inc. 5.375% 2022[1]	1,500	1,577
Telecom Italia Capital SA 6.999% 2018	335	384
		230,558

HEALTH CARE — 10.26%
inVentiv Health Inc. 9.00% 2018[1]	8,225	8,328
inVentiv Health Inc. 10.00% 2018[1]	7,685	6,705
inVentiv Health Inc. 10.25% 2018[1]	16,890	14,737
Quintiles, Term Loan B-2, 4.50% 2018[2,3,4]	17,270	17,270
DJO Finance LLC 9.75% 2017	$ 3,920	$ 3,508
DJO Finance LLC 7.75% 2018	10,800	10,449
DJO Finance LLC 9.875% 2018[1]	2,500	2,594
VPI Escrow Corp. 6.375% 2020[1]	13,525	14,573
HCA Inc. 6.375% 2015	5,705	6,197
HCA Inc., Term Loan B2, 3.561% 2017[2,3,4]	1,451	1,457
HCA Inc. 6.50% 2020	2,000	2,255
HCA Holdings Inc. 6.25% 2021	1,495	1,536
HCA Inc. 7.50% 2022	2,450	2,817
Kinetic Concepts, Inc. 10.50% 2018[1]	5,325	5,611
Kinetic Concepts, Inc. 12.50% 2019[1]	8,215	7,897
PTS Acquisition Corp. 9.50% 2015[5]	5,372	5,508
PTS Acquisition Corp. 9.75% 2017	€4,445	6,116
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]	$10,350	10,867
VWR Funding, Inc. 7.25% 2017[1]	8,070	8,514
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	8,350	8,313
Centene Corp. 5.75% 2017	7,280	7,862
Symbion Inc. 8.00% 2016	7,235	7,488
Tenet Healthcare Corp. 9.25% 2015	3,675	4,144
Tenet Healthcare Corp. 6.75% 2020[1]	3,185	3,292
Bausch & Lomb Inc. 9.875% 2015	6,510	6,738
Grifols Inc. 8.25% 2018	5,670	6,272
Surgical Care Affiliates, Inc. 8.875% 2015[1]	3,703	3,805
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,921
Rotech Healthcare Inc. 10.50% 2018	7,315	4,938
Multiplan Inc. 9.875% 2018[1]	3,655	4,094
Alkermes Inc., Term Loan B, 4.50% 2019[2,3,4]	3,636	3,678
Merge Healthcare Inc 11.75% 2015	2,915	3,145
Boston Scientific Corp. 6.00% 2020	2,250	2,626
INC Research LLC 11.50% 2019[1]	2,445	2,543
Accellent Inc. 8.375% 2017	2,000	2,110
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	461
		210,369

FINANCIALS — 9.78%
Realogy Corp., Term Loan B, 4.461% 2016[2,3,4]	18,818	18,900
Realogy Corp., Letter of Credit, 4.461% 2016[2,3,4]	1,327	1,332
Realogy Corp. 7.875% 2019[1]	11,850	12,976
Realogy Corp. 7.625% 2020[1]	750	853
Realogy Corp. 9.00% 2020[1]	1,750	2,021
CIT Group Inc., Series C, 4.75% 2015[1]	11,365	11,876
CIT Group Inc. 4.25% 2017	2,500	2,585
CIT Group Inc. 5.00% 2017	14,800	15,762
CIT Group Inc., Series C, 5.50% 2019[1]	2,250	2,464
iStar Financial Inc., Term Loan B, 5.75% 2017[2,3,4]	18,099	18,325
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,606
International Lease Finance Corp. 4.875% 2015	16,810	17,463
International Lease Finance Corp. 8.625% 2015	2,000	2,255
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[2]	5,500	5,577
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[2]	7,550	7,654
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,866
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,753
Developers Diversified Realty Corp. 7.50% 2017	870	1,044
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,764
Hospitality Properties Trust 7.875% 2014	320	342
Hospitality Properties Trust 5.125% 2015	155	163
Hospitality Properties Trust 6.30% 2016	295	326
Hospitality Properties Trust 5.625% 2017	905	1,000
Hospitality Properties Trust 6.70% 2018	325	373
Hospitality Properties Trust 5.00% 2022	7,500	7,941
Springleaf Finance Corp., Term Loan B, 5.50% 2017[2,3,4]	$ 8,730	$ 8,695
Royal Bank of Scotland Group PLC 4.70% 2018	3,555	3,581
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	1,685	1,483
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2]	1,265	1,208
HBOS PLC 6.75% 2018[1]	2,420	2,617
HBOS PLC 6.00% 2033[1]	3,627	3,345
Prologis, Inc. 7.625% 2014	1,000	1,094
Prologis, Inc. 6.625% 2018	1,570	1,898
Prologis, Inc. 7.375% 2019	1,125	1,396
Prologis, Inc. 6.875% 2020	625	757
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,513	1,555
Host Hotels & Resorts LP 5.875% 2019	25	27
Host Hotels & Resorts LP 6.00% 2021	2,750	3,169
Host Hotels & Resorts LP, Series C, 4.75% 2023	325	346
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,2]	2,005	2,476
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	1,300	1,800
MetLife Inc., junior subordinated 10.75% 2069[2]	500	759
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,2]	1,815	1,813
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	1,820	2,034
American Tower Corp. 7.00% 2017	1,500	1,795
American Tower Corp. 7.25% 2019	1,155	1,418
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	906
Unum Group 7.125% 2016	1,225	1,444
Unum Group 5.625% 2020	330	377
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,570
Synovus Financial Corp. 7.875% 2019	2,105	2,347
Crescent Resources 10.25% 2017[1]	2,050	2,173
FelCor Lodging Trust Inc. 5.625% 2023[1]	1,600	1,596
BBVA Bancomer SA 6.50% 2021[1]	1,075	1,199
HSBK (Europe) BV 7.25% 2021[1]	935	1,003
Allstate Corp., Series B, junior subordinated 6.125% 2067[2]	405	423
		200,525

ENERGY — 8.48%
NGPL PipeCo LLC 7.119% 2017[1]	600	657
NGPL PipeCo LLC 9.625% 2019[1]	13,750	15,881
Alpha Natural Resources, Inc. 9.75% 2018	7,000	7,595
Alpha Natural Resources, Inc. 6.00% 2019	4,600	4,255
Alpha Natural Resources, Inc. 6.25% 2021	4,350	4,002
Peabody Energy Corp. 6.00% 2018	7,150	7,633
Peabody Energy Corp. 6.25% 2021	3,950	4,217
QGOG Constellation S.A. 6.25% 2019[1]	10,950	11,443
CONSOL Energy Inc. 8.00% 2017	3,345	3,638
CONSOL Energy Inc. 8.25% 2020	6,500	7,069
Transocean Inc. 5.05% 2016	1,100	1,226
Transocean Inc. 6.375% 2021	7,365	8,958
Transocean Inc. 7.35% 2041	305	405
Arch Coal, Inc. 7.00% 2019	5,900	5,516
Arch Coal, Inc. 7.25% 2021	4,775	4,429
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,661
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,180
Petrobras International Finance Co. 5.75% 2020	2,605	2,976
Petrobras International Finance Co. 5.375% 2021	5,750	6,496
Teekay Corp. 8.50% 2020	8,543	9,056
Energy Transfer Partners, LP 7.50% 2020	7,025	8,149
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	6,900	7,400
PDC Energy Inc. 7.75% 2022[1]	6,975	7,184
Reliance Holdings Ltd. 5.40% 2022[1]	4,250	4,757
Gazprom OJSC 4.95% 2016[1]	1,500	1,614
Gazprom OJSC 5.999% 2021[1]	$ 1,100	$ 1,275
Gazprom OJSC, Series 9, 6.51% 2022	1,400	1,677
Concho Resources Inc. 7.00% 2021	3,700	4,144
Denbury Resources Inc. 9.75% 2016	2,400	2,550
Denbury Resources Inc. 8.25% 2020	1,096	1,238
Access Midstream Partners, L.P. 4.875% 2023	3,225	3,277
Dolphin Energy Ltd. 5.50% 2021[1]	2,600	3,039
Plains Exploration & Production Co. 6.50% 2020	2,450	2,726
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	2,135	2,290
Continental Resources Inc. 7.375% 2020	275	312
Continental Resources Inc. 7.125% 2021	1,500	1,702
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	1,710	1,928
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,3]	1,646	1,741
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	805	915
Transportadora de Gas Internacional 5.70% 2022[1]	500	555
		173,766

MATERIALS — 8.13%
Reynolds Group Inc. 8.50% 2018	990	1,020
Reynolds Group Inc. 7.125% 2019	740	799
Reynolds Group Inc. 7.875% 2019	1,250	1,397
Reynolds Group Inc. 9.00% 2019	2,760	2,884
Reynolds Group Inc. 9.875% 2019	9,885	10,626
Reynolds Group Inc. 5.75% 2020[1]	26,005	26,915
Inmet Mining Corp. 8.75% 2020[1]	13,385	14,690
Inmet Mining Corp. 7.50% 2021[1]	3,150	3,284
ArcelorMittal 5.00% 2017[2]	2,275	2,298
ArcelorMittal 6.00% 2021[2]	1,065	1,063
ArcelorMittal 6.75% 2022[2]	3,760	3,949
ArcelorMittal 7.25% 2041[2]	8,350	7,750
FMG Resources 7.00% 2015[1]	4,600	4,853
FMG Resources, Term Loan, 5.25% 2017[2,3,4]	1,481	1,496
FMG Resources 6.00% 2017[1]	3,100	3,178
FMG Resources 8.25% 2019[1]	2,825	3,023
Georgia Gulf Corp. 9.00% 2017[1]	10,593	11,838
CEMEX Finance LLC 9.50% 2016[1]	2,300	2,513
CEMEX Finance LLC 9.375% 2022[1]	8,125	9,181
JMC Steel Group Inc. 8.25% 2018[1]	6,300	6,615
Newpage Corp., Term Loan B, 7.75% 2019[2,3,4]	5,640	5,640
Ball Corp. 7.125% 2016	1,350	1,451
Ball Corp. 5.75% 2021	835	908
Ball Corp. 5.00% 2022	3,000	3,225
Walter Energy, Inc. 9.875% 2020[1]	4,885	5,471
Consolidated Minerals Ltd. 8.875% 2016[1]	4,865	4,208
PQ Corp. 8.75% 2018[1]	3,840	4,051
MacDermid 9.50% 2017[1]	3,675	3,845
Mirabela Nickel Ltd. 8.75% 2018[1]	4,225	3,655
Braskem America Finance Co. 7.125% 2041[1]	2,100	2,221
Braskem America Finance Co. 7.125% 2041	900	952
Taminco Global Chemical Corp. 9.75% 2020[1]	2,855	3,141
Packaging Dynamics Corp. 8.75% 2016[1]	2,890	3,034
Ryerson Inc. 9.00% 2017[1]	2,750	2,815
Nufarm Ltd. 6.375% 2019[1]	1,925	2,021
Smurfit Capital Funding PLC 7.50% 2025	665	700
		166,710

INFORMATION TECHNOLOGY — 6.90%
First Data Corp. 9.875% 2015	3,830	3,916
First Data Corp. 9.875% 2015	1,084	1,111
First Data Corp. 10.55% 2015[5]	1,919	1,975
First Data Corp. 11.25% 2016	$18,095	$ 17,824
First Data Corp., Term Loan D, 5.211% 2017[2,3,4]	6,737	6,638
First Data Corp. 7.375% 2019[1]	2,950	3,068
First Data Corp. 6.75% 2020[1]	1,275	1,294
First Data Corp. 8.25% 2021[1]	5,885	5,914
First Data Corp. 12.625% 2021	9,429	9,971
First Data Corp. 8.75% 2022[1,2,5]	8,154	8,378
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	14,378	13,748
SRA International, Inc. 11.00% 2019	7,835	8,031
Freescale Semiconductor, Inc., Term Loan, 4.464% 2016[2,3,4]	402	395
Freescale Semiconductor, Inc. 10.125% 2016	346	357
Freescale Semiconductor, Inc. 9.25% 2018[1]	5,350	5,872
Freescale Semiconductor, Inc. 10.125% 2018[1]	4,863	5,398
Freescale Semiconductor, Inc., Term Loan B, 6.00% 2019[2,3,4]	5,558	5,530
SunGard Data Systems Inc. 7.375% 2018	4,525	4,870
SunGard Data Systems Inc., Term Loan B, 4.50% 2019[2,3,4]	1,925	1,947
SunGard Data Systems Inc. 7.625% 2020	3,650	4,006
NXP BV and NXP Funding LLC 3.09% 2013[2]	75	75
NXP BV and NXP Funding LLC 9.75% 2018[1]	6,616	7,699
Hughes Satellite Systems Corp. 6.50% 2019	3,000	3,323
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,656
Jabil Circuit, Inc. 8.25% 2018	2,270	2,769
Jabil Circuit, Inc. 5.625% 2020	1,000	1,115
Jabil Circuit, Inc. 4.70% 2022	1,400	1,479
Serena Software, Inc. 10.375% 2016	4,795	4,939
Lawson Software, Inc., Term Loan B2, 5.25% 2018[2,3,4]	998	1,009
Lawson Software, Inc. 9.375% 2019	3,000	3,383
Blackboard Inc., Term Loan B, 7.50% 2018[2,3,4]	2,734	2,767
		141,457

CONSUMER STAPLES — 3.52%
Albertson’s, Inc. 7.25% 2013	460	466
SUPERVALU Inc. 7.50% 2014	10,385	10,125
SUPERVALU Inc. 8.00% 2016	1,625	1,556
SUPERVALU Inc., Term Loan B, 8.00% 2018[2,3,4]	8,905	9,059
Rite Aid Corp. 9.75% 2016	5,075	5,519
Rite Aid Corp. 10.375% 2016	380	404
Rite Aid Corp. 10.25% 2019	8,995	10,299
Rite Aid Corp. 8.00% 2020	1,075	1,234
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,534
Stater Bros. Holdings Inc. 7.75% 2015	2,950	3,024
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,686
Smithfield Foods, Inc. 7.75% 2017	3,525	4,124
Constellation Brands, Inc. 6.00% 2022	2,825	3,249
C&S Group Enterprises LLC 8.375% 2017[1]	3,040	3,230
Del Monte Corp. 7.625% 2019	3,050	3,195
Cott Beverages Inc. 8.125% 2018	2,675	2,969
BFF International Ltd. 7.25% 2020[1]	2,000	2,400
Spectrum Brands Inc. 9.50% 2018	1,825	2,081
		72,154

UTILITIES — 2.83%
TXU, Term Loan, 4.713% 2017[2,3,4]	14,696	9,896
Texas Competitive Electric Holdings Co. LLC, 11.50% 2020[1]	13,230	10,419
AES Corp. 7.75% 2015	500	564
AES Corp. 8.00% 2017	5,500	6,380
AES Corp. 8.00% 2020	3,000	3,465
AES Corp. 7.375% 2021	850	948
Intergen Power 9.00% 2017[1]	8,065	7,258
NRG Energy, Inc. 6.625% 2023[1]	$5,000	$ 5,375
CMS Energy Corp. 8.75% 2019	2,150	2,806
CMS Energy Corp. 5.05% 2022	1,900	2,125
NV Energy, Inc 6.25% 2020	3,700	4,365
Entergy Corp. 4.70% 2017	4,000	4,336
		57,937

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 1.20%
Bahrain Government 5.50% 2020	5,716	6,173
Bahrain Government 5.50% 2020[1]	284	307
Hungarian Government 4.75% 2015	750	776
Hungarian Government 3.875% 2020	€1,000	1,228
Hungarian Government 6.25% 2020	$1,600	1,774
Hungarian Government 6.375% 2021	1,150	1,275
Hungarian Government 7.625% 2041	500	580
Croatian Government 6.25% 2017[1]	2,180	2,396
Croatian Government 6.375% 2021	1,500	1,714
Brazil (Federal Republic of) 6.00% 2045[9]	BRL2,000	2,971
Latvia (Republic of) 5.25% 2017[1]	$1,765	1,983
Latvia (Republic of) 5.25% 2021	775	902
Sri Lanka (Republic of) 5.875% 2022[1]	2,250	2,403
		24,482

U.S. TREASURY BONDS & NOTES — 0.17%
U.S. Treasury 0.125% 2013	1,500	1,500
U.S. Treasury 1.375% 2013	2,000	2,003
		3,503

MORTGAGE-BACKED OBLIGATIONS[3] — 0.12%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1]	2,500	2,540

MUNICIPALS — 0.05%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 2030[1]	875	945

Total bonds, notes & other debt instruments (cost: $1,821,869,000)		1,896,142

	Shares or
Convertible securities — 0.14%	principal amount

INFORMATION TECHNOLOGY — 0.10%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,093

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,7]	4,984	784

Total convertible securities (cost: $2,335,000)		2,877

		Value
Preferred securities — 0.25%	Shares	(000)

FINANCIALS — 0.25%
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	85,000	$ 2,441
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,511
Citigroup Inc. 6.95% preferred	48,000	1,209

Total preferred securities (cost: $4,160,000)		5,161

Common stocks — 0.37%

CONSUMER DISCRETIONARY — 0.18%
Cooper-Standard Holdings Inc.[10]	88,808	3,197
American Media, Inc.[1,7,10]	87,470	446
Adelphia Recovery Trust, Series ACC-6B7,10	1,000,000	30
Adelphia Recovery Trust, Series Arahova[10]	388,601	12
Adelphia Recovery Trust, Series ACC-1[10]	449,306	—
Five Star Travel Corp.[1,7,10]	7,285	2
		3,687

MATERIALS — 0.14%
NewPage Holdings Inc.[7,10,11]	26,880	2,922

FINANCIALS — 0.04%
Bank of America Corp.	60,000	696

INDUSTRIALS — 0.01%
Nortek, Inc.[10]	3,850	255
Atrium Corp.[1,7,10]	361	13
ACF Industries Holding Corp.[7,10]	651	—
		268

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.[1,7,10]	2,236	3

Total common stocks (cost: $10,502,000)		7,576

Rights & warrants — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Revel Holdings, Inc., warrants, expire 2021[1,7,10]	5,250	394
Cooper-Standard Holdings Inc., warrants, expire 2017[10]	13,289	153
Liberman Broadcasting, Inc., warrant, expires 2022[7,10,11]	1	—

Total rights & warrants (cost: $165,000)		547

	Principal amount
Short-term securities — 5.83%	(000)

Federal Home Loan Bank 0.085%–0.11% due 2/15–3/20/2013	$72,800	72,795
Variable Funding Capital Company LLC 0.14% due 1/31/2013[1]	19,800	19,798
Paccar Financial Corp. 0.16% due 1/17/2013	10,000	9,999
Private Export Funding Corp. 0.26% due 6/12/2013[1]	9,400	9,385
Procter & Gamble Co. 0.15% due 2/28/2013[1]	7,600	7,599

Total short-term securities (cost: $119,570,000)		119,576

		Value
		(000)

Total investment securities (cost: $1,958,601,000)		$2,031,879
Other assets less liabilities		17,838

Net assets		$2,049,717

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $702,429,000, which represented 34.27% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $250,885,000, which represented 12.24% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,678,000, which represented .57% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
NewPage Holdings Inc.	9/17/2009–9/9/2011	$5,656	$2,922.14%
Liberman Broadcasting, Inc., warrant, expires 2022	12/31/2012	—	—	.00
Total restricted securities		$5,656	$2,922.14%

Key to abbreviation and symbol

BRL = Brazilian reais

€ = Euros

Mortgage FundSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Bonds, notes & other debt instruments — 86.14%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS — 74.98%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[1] — 71.38%
Government National Mortgage Assn. 4.00% 2039	$ 980	$ 1,047
Government National Mortgage Assn. 6.00% 2039	1,640	1,835
Government National Mortgage Assn. 4.00% 2040	581	620
Government National Mortgage Assn. 5.50% 2040	10,848	11,937
Government National Mortgage Assn. 4.50% 2041	344	376
Government National Mortgage Assn. 5.00% 2041	6,193	6,776
Government National Mortgage Assn. 5.00% 2041	2,867	3,041
Government National Mortgage Assn. 6.50% 2041	2,960	3,350
Government National Mortgage Assn. 3.00% 2042	624	664
Government National Mortgage Assn. 3.50% 2042	629	665
Government National Mortgage Assn. 4.00% 2042	142	152
Government National Mortgage Assn. 3.50% 2043[2]	1,125	1,223
Government National Mortgage Assn. 3.50% 2043[2]	950	1,032
Government National Mortgage Assn. 4.00% 2043[2]	2,250	2,468
Freddie Mac 3.00% 2026	277	292
Freddie Mac 2.50% 2027	1,441	1,507
Freddie Mac 4.50% 2036	4,781	5,141
Freddie Mac 5.50% 2037	105	113
Freddie Mac 5.00% 2038	953	1,027
Freddie Mac 5.50% 2038	1,500	1,619
Freddie Mac 5.50% 2038	423	457
Freddie Mac 5.50% 2038	291	314
Freddie Mac 5.50% 2038	262	283
Freddie Mac 5.50% 2038	241	260
Freddie Mac 5.50% 2038	124	134
Freddie Mac 3.819% 2039[3]	467	497
Freddie Mac 4.50% 2039	1,206	1,295
Freddie Mac 5.50% 2039	3,225	3,485
Freddie Mac 5.50% 2039	939	1,014
Freddie Mac 4.50% 2040	855	921
Freddie Mac 4.50% 2040	431	464
Freddie Mac 4.50% 2040	155	167
Freddie Mac 4.50% 2041	406	438
Freddie Mac 2.562% 2042[3]	260	272
Freddie Mac 4.00% 2042	1,220	1,326
Freddie Mac 4.50% 2042	1,216	1,305
Freddie Mac 3.50% 2043[2]	1,050	1,117
Freddie Mac 4.00% 2043[2]	3,125	3,337
Freddie Mac 4.50% 2043[2]	1,250	1,342
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	96	98
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018	150	153
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	154
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	$ 200	$ 211
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	79
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	150	153
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	130
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	47	50
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	148	150
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	214
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022	175	178
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	175	178
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	150	153
Fannie Mae 2.50% 2027	3,925	4,109
Fannie Mae 2.50% 2027	542	568
Fannie Mae 2.50% 2027	189	198
Fannie Mae 2.50% 2027	91	95
Fannie Mae 3.00% 2028[2]	4,250	4,487
Fannie Mae 3.521% 2040[3]	628	667
Fannie Mae 4.184% 2040[3]	1,028	1,095
Fannie Mae 3.469% 2041[3]	430	455
Fannie Mae 3.568% 2041[3]	404	427
Fannie Mae 3.766% 2041[3]	555	589
Fannie Mae 4.00% 2041	379	407
Fannie Mae 2.505% 2042[3]	580	608
Fannie Mae 3.50% 2042	1,172	1,253
Fannie Mae 4.00% 2042	1,924	2,088
Fannie Mae 2.52% 2043[2,3,4]	340	355
Fannie Mae 3.00% 2043[2]	3,450	3,616
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017	150	152
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	150	153
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	121	124
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	209
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	107
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,234	6,855
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	233	244
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,096	2,264
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.759% 2048[3,5]	801	803
		97,142

OTHER MORTGAGE-BACKED SECURITIES[1] — 3.60%
Bank of Nova Scotia 1.25% 2014[5]	200	203
Bank of Nova Scotia 1.75% 2017[5]	200	207
Bank of Nova Scotia 1.95% 2017[5]	200	209
Westpac Banking Corp. 1.375% 2015[5]	200	203
Westpac Banking Corp. 2.45% 2016[5]	200	211
Westpac Banking Corp. 1.25% 2017[5]	200	200
Bank of Montreal 1.30% 2014[5]	250	254
Bank of Montreal 1.95% 2017[5]	250	261
UBS AG 1.875% 2015[5]	200	205
UBS AG 2.25% 2017[5]	200	207
National Bank of Canada 2.20% 2016[5]	250	263
Australia & New Zealand Banking Group Ltd. 2.40% 2016[5]	250	263
Commonwealth Bank of Australia 2.25% 2017[5]	250	261
Barclays Bank PLC 2.25% 2017[5]	250	258
Caisse Centrale Desjardins 1.60% 2017[5]	250	257
Stadshypotek AB 1.875% 2019[5]	250	250
Credit Suisse Group AG 2.60% 2016[5]	200	211
Sparebank 1 Boligkreditt AS 2.30% 2017[5]	200	209
Nordea Eiendomskreditt AS 2.125% 2017[5]	200	209
Swedbank AB 2.125% 2016[5]	200	208
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[5]	200	198
Northern Rock PLC 5.625% 2017[5]	125	146
		4,893

Total mortgage-backed obligations		102,035

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

FEDERAL AGENCY BONDS & NOTES — 7.58%
Federal Home Loan Bank 1.875% 2013	$7,425	$ 7,485
Federal Home Loan Bank, Series 2816, 1.00% 2017	1,145	1,158
Federal Home Loan Bank 1.00% 2017	150	150
Federal Home Loan Bank 4.125% 2020	850	1,006
Freddie Mac 1.75% 2015	500	518
		10,317

U.S. TREASURY BONDS & NOTES — 3.02%
U.S. TREASURY INFLATION-PROTECTED SECURITIES[6] — 1.66%
U.S. Treasury Inflation-Protected Security 0.625% 2013	1,083	1,082
U.S. Treasury Inflation-Protected Security 0.125% 2016	445	469
U.S. Treasury Inflation-Protected Security 0.125% 2017	662	709
		2,260

U.S. TREASURY — 1.36%
U.S. Treasury 0.50% 2013	1,000	1,002
U.S. Treasury 0.50% 2014	850	854
		1,856

Total U.S. Treasury bonds & notes		4,116

MUNICIPALS — 0.56%
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Bonds,
Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	250	264
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds (Homeownership Loan Program),
Series 2012-A, 5.00% 2043	215	249
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043	250	248
		761

Total bonds, notes & other debt instruments (cost: $115,996,000)		117,229

Short-term securities — 26.37%

KfW 0.13% due 1/7/2013[5]	3,000	3,000
Harvard University 0.14% due 1/9/2013	3,000	3,000
Merck & Co. Inc. 0.10% due 1/31/2013[5]	3,000	3,000
Paccar Financial Corp. 0.14% due 2/4/2013	3,000	3,000
Regents of the University of California 0.16% due 2/12/2013	3,000	2,999
Chariot Funding, LLC 0.20% due 3/8/2013[5]	3,000	2,999
Coca-Cola Co. 0.20% due 4/15/2013[5]	3,000	2,999
Procter & Gamble Co. 0.15% due 2/28/2013[5]	2,700	2,699
Private Export Funding Corp. 0.26% due 4/19/2013[5]	2,700	2,698
Wal-Mart Stores, Inc. 0.10% due 1/29/2013[5]	2,000	2,000
Medtronic Inc. 0.16% due 1/17/2013[5]	2,000	2,000
Walt Disney Co. 0.15% due 3/11/2013[5]	2,000	1,999
Variable Funding Capital Company LLC 0.14% due 1/31/2013[5]	1,900	1,900
Google Inc. 0.15% due 3/6/2013[5]	1,600	1,600

Total short-term securities (cost: $35,891,000)		35,893

Total investment securities (cost: $151,887,000)		153,122
Other assets less liabilities		(17,029)

Net assets		$136,093

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $355,000, which represented .26% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,590,000, which represented 23.95% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated Securities FundSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Bonds, notes & other debt instruments — 86.55%	(000)	(000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[1] — 52.89%
Fannie Mae 3.308% 2017[2]	$ 2,049	$ 2,247
Fannie Mae 6.00% 2021	1,201	1,342
Fannie Mae 2.50% 2022	23,806	24,994
Fannie Mae 2.50% 2022	9,274	9,737
Fannie Mae 2.50% 2023	18,840	19,724
Fannie Mae 3.50% 2025	9,250	9,821
Fannie Mae 3.50% 2026	367	389
Fannie Mae 2.50% 2027	66,187	69,282
Fannie Mae 2.50% 2027	12,024	12,624
Fannie Mae 2.50% 2027	10,651	11,198
Fannie Mae 2.50% 2027	8,603	9,001
Fannie Mae 2.50% 2027	4,989	5,231
Fannie Mae 2.50% 2027	4,931	5,162
Fannie Mae 2.50% 2027	4,361	4,565
Fannie Mae 2.50% 2027	2,750	2,888
Fannie Mae 2.50% 2027	2,405	2,518
Fannie Mae 2.50% 2027	1,848	1,935
Fannie Mae 2.50% 2027	1,321	1,387
Fannie Mae 2.50% 2027	793	833
Fannie Mae 2.50% 2027	532	558
Fannie Mae 2.50% 2028[3]	17,890	18,712
Fannie Mae 3.00% 2028[3]	160,491	169,443
Fannie Mae 6.50% 2028	1,901	2,111
Fannie Mae 5.521% 2036[2]	718	764
Fannie Mae 2.709% 2037[2]	257	272
Fannie Mae 3.399% 2037[2]	737	777
Fannie Mae 6.00% 2037	5,246	5,746
Fannie Mae 6.00% 2037	5,049	5,528
Fannie Mae 6.00% 2037	1,882	2,060
Fannie Mae 6.00% 2037	1,640	1,796
Fannie Mae 6.00% 2037	1,330	1,456
Fannie Mae 6.00% 2037	251	275
Fannie Mae 6.00% 2037	188	206
Fannie Mae 6.50% 2037	416	463
Fannie Mae 6.50% 2037	197	216
Fannie Mae 7.00% 2037	524	589
Fannie Mae 7.00% 2037	159	179
Fannie Mae 5.497% 2038[2]	1,459	1,550
Fannie Mae 5.50% 2038	1,431	1,555
Fannie Mae 6.00% 2038	31,670	34,678
Fannie Mae 6.00% 2038	29,413	32,218
Fannie Mae 6.00% 2038	17,262	18,902
Fannie Mae 6.00% 2038	563	610
Fannie Mae 3.56% 2039[2]	$ 2,136	$ 2,223
Fannie Mae 6.00% 2039	13,744	15,049
Fannie Mae 2.599% 2040[2]	18,637	19,445
Fannie Mae 3.50% 2040	4,229	4,542
Fannie Mae 4.00% 2040	13,470	14,808
Fannie Mae 4.184% 2040[2]	1,813	1,932
Fannie Mae 4.409% 2040[2]	2,864	3,054
Fannie Mae 4.50% 2040	3,405	3,691
Fannie Mae 4.50% 2040	2,405	2,607
Fannie Mae 4.50% 2040	631	702
Fannie Mae 5.00% 2040	773	866
Fannie Mae 6.00% 2040	3,132	3,423
Fannie Mae 3.50% 2041	18,102	19,445
Fannie Mae 3.568% 2041[2]	2,799	2,962
Fannie Mae 3.766% 2041[2]	6,186	6,574
Fannie Mae 4.00% 2041	20,607	22,126
Fannie Mae 4.00% 2041	17,688	18,991
Fannie Mae 4.00% 2041	15,547	16,688
Fannie Mae 4.00% 2041	3,941	4,231
Fannie Mae 4.00% 2041	2,778	2,982
Fannie Mae 4.50% 2041	8,195	8,884
Fannie Mae 4.50% 2041	8,052	8,743
Fannie Mae 4.50% 2041	5,377	6,013
Fannie Mae 4.50% 2041	3,590	3,891
Fannie Mae 4.50% 2041	1,923	2,140
Fannie Mae 5.00% 2041	2,197	2,475
Fannie Mae 5.00% 2041	1,602	1,805
Fannie Mae 5.00% 2041	999	1,126
Fannie Mae 5.00% 2041	679	765
Fannie Mae 5.00% 2041	643	725
Fannie Mae 5.00% 2041	522	588
Fannie Mae 2.505% 2042[2]	3,269	3,423
Fannie Mae 2.952% 2042[2]	8,653	9,096
Fannie Mae 3.50% 2042	13,208	14,126
Fannie Mae 3.50% 2042	9,014	9,683
Fannie Mae 3.50% 2042	8,811	9,434
Fannie Mae 3.50% 2042	7,282	7,797
Fannie Mae 3.50% 2042	6,730	7,198
Fannie Mae 3.50% 2042	3,815	4,117
Fannie Mae 4.00% 2042	12,960	14,247
Fannie Mae 4.00% 2042	10,248	11,266
Fannie Mae 4.00% 2042	2,793	3,032
Fannie Mae 4.00% 2042	2,039	2,213
Fannie Mae 2.52% 2043[2,3,4]	5,065	5,291
Fannie Mae 3.00% 2043[3]	163,020	170,865
Fannie Mae 3.50% 2043[3]	139,925	149,222
Fannie Mae 4.00% 2043[3]	39,658	42,521
Fannie Mae 5.50% 2043[3]	14,790	16,070
Fannie Mae 6.00% 2043[3]	33,839	36,964
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	2,375	2,428
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,354	1,393
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	2,350	2,460
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	2,000	2,144
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	89	90
Fannie Mae, Series 2001-4, Class GA, 9.631% 2025[2]	8	9
Fannie Mae, Series 2001-4, Class NA, 11.187% 2025[2]	46	51
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	700	675
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,323	1,467
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	815	904
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	$ 158	$ 184
Freddie Mac 5.00% 2023	162	174
Freddie Mac 5.50% 2024	6,394	6,901
Freddie Mac 6.00% 2026	1,233	1,375
Freddie Mac 6.00% 2027	2,764	3,084
Freddie Mac 4.50% 2029	1,950	2,102
Freddie Mac 2.728% 2035[2]	507	543
Freddie Mac 4.50% 2036	896	962
Freddie Mac 5.881% 2036[2]	2,367	2,519
Freddie Mac 2.339% 2037[2]	187	199
Freddie Mac 5.50% 2037	1,047	1,132
Freddie Mac 5.50% 2037	126	137
Freddie Mac 4.834% 2038[2]	1,787	1,903
Freddie Mac 5.373% 2038[2]	686	733
Freddie Mac 5.50% 2038	38,282	41,337
Freddie Mac 5.50% 2038	14,967	16,171
Freddie Mac 5.50% 2038	6,480	6,997
Freddie Mac 5.50% 2038	1,806	1,950
Freddie Mac 5.50% 2038	1,768	1,914
Freddie Mac 5.50% 2038	752	812
Freddie Mac 5.50% 2038	351	379
Freddie Mac 5.50% 2038	315	340
Freddie Mac 5.50% 2038	290	313
Freddie Mac 6.00% 2038	3,732	4,090
Freddie Mac 4.50% 2039	8,377	8,992
Freddie Mac 4.50% 2039	7,589	8,146
Freddie Mac 4.50% 2039	2,752	2,954
Freddie Mac 4.50% 2039	2,676	2,873
Freddie Mac 4.50% 2039	1,690	1,814
Freddie Mac 4.50% 2039	878	942
Freddie Mac 4.00% 2040	5,405	5,777
Freddie Mac 4.50% 2040	3,803	4,082
Freddie Mac 4.50% 2040	2,818	3,035
Freddie Mac 4.50% 2040	2,667	2,872
Freddie Mac 4.50% 2040	666	717
Freddie Mac 5.00% 2040	7,626	8,278
Freddie Mac 3.278% 2041[2]	11,987	12,620
Freddie Mac 3.416% 2041[2]	3,219	3,402
Freddie Mac 4.00% 2041	29,226	31,236
Freddie Mac 4.00% 2041	5,549	5,930
Freddie Mac 4.50% 2041	27,505	29,688
Freddie Mac 4.50% 2041	20,599	22,234
Freddie Mac 4.50% 2041	10,496	11,329
Freddie Mac 4.50% 2041	5,761	6,218
Freddie Mac 4.50% 2041	5,711	6,164
Freddie Mac 4.50% 2041	4,984	5,379
Freddie Mac 4.50% 2041	4,893	5,282
Freddie Mac 4.50% 2041	3,790	4,068
Freddie Mac 4.50% 2041	3,627	3,914
Freddie Mac 4.50% 2041	2,642	2,852
Freddie Mac 4.50% 2041	1,905	2,056
Freddie Mac 4.50% 2041	1,905	2,045
Freddie Mac 4.50% 2041	960	1,036
Freddie Mac 4.50% 2041	933	1,007
Freddie Mac 5.00% 2041	5,041	5,645
Freddie Mac 5.00% 2041	2,187	2,436
Freddie Mac 2.259% 2042[2]	3,454	3,593
Freddie Mac 2.562% 2042[2]	3,860	4,038
Freddie Mac 2.584% 2042[2]	1,954	2,047
Freddie Mac 4.50% 2042	$23,616	$25,349
Freddie Mac 4.50% 2042	17,346	18,619
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	3,500	3,584
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	2,265	2,304
Freddie Mac, Series 2356, Class GD, 6.00% 2016	371	397
Freddie Mac, Series K701, Class A2, multifamily 3.882% 2017[2]	1,650	1,857
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	1,730	1,826
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	2,000	2,107
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	1,800	1,906
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	2,019	2,212
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	2,375	2,420
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	1,425	1,464
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,000	1,042
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	1,797	1,895
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,333	1,424
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	2,128	2,283
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,153	2,309
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	1,677	1,826
Freddie Mac, Series K011, Class A2, multifamily 4.084% 2020[2]	2,200	2,542
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	8,280	8,430
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	2,325	2,489
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,540	8,623
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	2,375	2,417
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	11,755	11,969
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,655	8,798
Freddie Mac, Series 1567, Class A, 0.65% 2023[2]	154	155
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	874	787
Freddie Mac, Series 3233, Class PA, 6.00% 2036	822	923
Government National Mortgage Assn. 3.00% 2026	15,756	16,860
Government National Mortgage Assn. 3.00% 2026	6,166	6,597
Government National Mortgage Assn. 2.50% 2027	4,167	4,389
Government National Mortgage Assn. 2.50% 2027	3,796	4,007
Government National Mortgage Assn. 2.50% 2027	2,124	2,243
Government National Mortgage Assn. 3.00% 2027	10,977	11,746
Government National Mortgage Assn. 3.00% 2027	4,111	4,399
Government National Mortgage Assn. 5.50% 2038	1,674	1,839
Government National Mortgage Assn. 5.50% 2038	958	1,052
Government National Mortgage Assn. 5.50% 2038	805	884
Government National Mortgage Assn. 5.50% 2038	727	798
Government National Mortgage Assn. 6.00% 2038	1,471	1,649
Government National Mortgage Assn. 6.50% 2038	4,140	4,642
Government National Mortgage Assn. 6.50% 2038	590	662
Government National Mortgage Assn. 3.50% 2039[2]	1,221	1,305
Government National Mortgage Assn. 5.00% 2039	3,587	3,927
Government National Mortgage Assn. 5.50% 2039	687	758
Government National Mortgage Assn. 6.00% 2039	1,642	1,837
Government National Mortgage Assn. 4.50% 2040	6,364	7,039
Government National Mortgage Assn. 5.50% 2040	39,837	43,834
Government National Mortgage Assn. 4.00% 2041	3,568	3,918
Government National Mortgage Assn. 4.00% 2041	1,508	1,656
Government National Mortgage Assn. 4.50% 2041	6,793	7,441
Government National Mortgage Assn. 4.50% 2041	5,333	5,878
Government National Mortgage Assn. 5.00% 2041	13,917	15,227
Government National Mortgage Assn. 3.00% 2042	8,906	9,485
Government National Mortgage Assn. 3.50% 2042	2,122	2,309
Government National Mortgage Assn. 3.00% 2043[3]	8,950	9,518
Government National Mortgage Assn. 3.50% 2043[3]	79,630	86,529
Government National Mortgage Assn. 3.50% 2043[3]	22,568	24,527
Government National Mortgage Assn. 6.172% 2058	74	83
Government National Mortgage Assn. 6.22% 2058	$ 1,234	$ 1,344
Government National Mortgage Assn., Series 2003, 6.116% 2058	739	830
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	27,678	29,093
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	23,666	25,557
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[5]	4,168	4,243
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.759% 2048[2,5]	400	401
National Credit Union Administration, Series 2011-M1, Class A1, 0.232% 2013[2]	1,352	1,352
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	778
National Credit Union Administration, Series 2010-R2, Class 1A, 0.583% 2017[2]	468	470
National Credit Union Administration, Series 2011-R3, Class 1A, 0.612% 2020[2]	981	985
National Credit Union Administration, Series 2011-R1, Class 1A, 0.663% 2020[2]	532	535
		2,022,759

U.S. TREASURY BONDS & NOTES — 21.24%
U.S. TREASURY — 16.86%
U.S. Treasury 1.125% 2013	65,233	65,529
U.S. Treasury 1.875% 2014	37,090	37,807
U.S. Treasury 2.375% 2014	18,500	19,187
U.S. Treasury 1.875% 2015	26,550	27,580
U.S. Treasury 2.125% 2015	40,000	42,094
U.S. Treasury 11.25% 2015	50,680	62,418
U.S. Treasury 1.50% 2016	11,575	12,001
U.S. Treasury 2.125% 2016	22,725	23,964
U.S. Treasury 4.50% 2016	10,100	11,385
U.S. Treasury 5.125% 2016	1,500	1,735
U.S. Treasury 7.50% 2016	3,500	4,436
U.S. Treasury 0.75% 2017	14,380	14,459
U.S. Treasury 1.00% 2017	400	407
U.S. Treasury 2.50% 2017	8,500	9,208
U.S. Treasury 3.00% 2017	13,500	14,851
U.S. Treasury 3.25% 2017	50,470	56,128
U.S. Treasury 3.50% 2018	23,400	26,635
U.S. Treasury 1.00% 2019	25,750	25,572
U.S. Treasury 3.125% 2019	19,660	22,245
U.S. Treasury 8.125% 2021	5,770	8,910
U.S. Treasury 1.625% 2022	38,390	37,929
U.S. Treasury 6.00% 2026	8,250	11,921
U.S. Treasury 6.50% 2026	3,000	4,549
U.S. Treasury 6.375% 2027	6,425	9,718
U.S. Treasury 6.25% 2030	5,960	9,197
U.S. Treasury 3.875% 2040	11,910	14,265
U.S. Treasury 4.625% 2040	24,885	33,507
U.S. Treasury 3.75% 2041	5,750	6,734
U.S. Treasury 2.75% 2042	8,525	8,200
U.S. Treasury 3.00% 2042	22,000	22,330
		644,901

U.S. TREASURY INFLATION-PROTECTED SECURITIES[6] — 4.38%
U.S. Treasury Inflation-Protected Security 0.625% 2013	28,415	28,386
U.S. Treasury Inflation-Protected Security 1.875% 2013	1,560	1,586
U.S. Treasury Inflation-Protected Security 1.625% 2015	2,120	2,253
U.S. Treasury Inflation-Protected Security 0.125% 2016	6,707	7,063
U.S. Treasury Inflation-Protected Security 0.125% 2017	74,922	80,224
U.S. Treasury Inflation-Protected Security 0.125% 2022	25,892	28,104
U.S. Treasury Inflation-Protected Security 2.125% 2041	3,380	4,989
U.S. Treasury Inflation-Protected Security 0.75% 2042	13,400	14,685
		167,290

Total U.S. Treasury bonds & notes		812,191

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

FEDERAL AGENCY BONDS & NOTES — 12.22%
Federal Home Loan Bank 1.00% 2013	$ 14,140	$ 14,167
Federal Home Loan Bank 1.875% 2013	27,355	27,574
Federal Home Loan Bank 3.625% 2013	68,220	70,073
Federal Home Loan Bank 2.375% 2014	4,250	4,356
Federal Home Loan Bank 5.50% 2014	57,160	61,965
Federal Home Loan Bank 2.75% 2015	9,250	9,739
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,739
Federal Home Loan Bank 1.00% 2017	2,350	2,356
Federal Home Loan Bank 4.125% 2020	8,200	9,702
Freddie Mac 0.375% 2014	26,550	26,589
Freddie Mac 1.75% 2015	23,425	24,279
Freddie Mac 1.25% 2019	18,730	18,676
Tennessee Valley Authority Series A, 3.875% 2021	30,475	35,404
Tennessee Valley Authority 1.875% 2022	10,150	10,075
Tennessee Valley Authority 4.65% 2035	2,330	2,808
Tennessee Valley Authority 5.88% 2036	2,750	3,845
Tennessee Valley Authority 5.25% 2039	8,900	11,699
Tennessee Valley Authority 3.50% 2042	4,720	4,673
Fannie Mae 0.75% 2013	37,750	37,937
Fannie Mae 6.625% 2030	1,650	2,502
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds 1.625% 2014	18,500	18,944
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds 2.625% 2014	5,000	5,152
Private Export Funding Corp. 1.45% 2019	4,750	4,727
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	841	894
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	265	293
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	171	190
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	535	601
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	1,247	1,379
		467,338

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[5]	4,000	4,053
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	1,810	1,883
Kommunalbanken 1.00% 2014[5]	1,626	1,639
		7,575

Total bonds, notes & other debt instruments (cost: $3,236,569,000)		3,309,863

Short-term securities — 31.14%

Procter & Gamble Co. 0.15%–0.16% due 1/14–2/28/2013[5]	107,100	107,092
Coca-Cola Co. 0.14%–0.21% due 1/25–4/16/2013[5]	105,600	105,580
Wal-Mart Stores, Inc. 0.09%–0.10% due 1/4–1/30/2013[5]	97,000	96,994
National Rural Utilities Cooperative Finance Corp. 0.14%–0.15% due 1/7–2/7/2013	90,000	89,993
Private Export Funding Corp. 0.26%–0.27% due 4/19–6/12/2013[5]	89,900	89,777
Variable Funding Capital Company LLC 0.17%–0.18% due 1/14–2/8/2013[5]	75,000	74,991
Wells Fargo & Co. 0.14% due 3/13/2013	14,200	14,193
Walt Disney Co. 0.11%–0.16% due 2/11–4/3/2013[5]	77,600	77,570
Chariot Funding, LLC 0.21%–0.22% due 2/5–3/18/2013[5]	54,591	54,579
Jupiter Securitization Co., LLC 0.21% due 3/21/2013[5]	20,000	19,992
Emerson Electric Co. 0.11%–0.15% due 1/28–3/26/2013[5]	67,900	67,888
Paccar Financial Corp. 0.15%–0.17% due 1/7–3/13/2013	59,300	59,287
Regents of the University of California 0.16%–0.17% due 2/12–3/18/2013	51,930	51,917
Medtronic Inc. 0.16%–0.17% due 1/17–2/14/2013[5]	47,200	47,192
Federal Farm Credit Banks 0.11%–0.18% due 1/22–10/18/2013	43,000	42,972
Merck & Co. Inc. 0.10% due 1/31/2013[5]	40,000	39,997

	Principal amount	Value
Short-term securities	(000)	(000)

John Deere Credit Ltd. 0.20% due 2/12/2013[5]	$28,800	$ 28,793
General Electric Capital Corp. 0.12% due 3/18/2013	28,500	28,492
Chevron Corp. 0.12% due 1/18/2013[5]	25,000	24,997
Harvard University 0.14% due 1/9/2013	18,063	18,062
Honeywell International Inc. 0.15% due 1/30/2013[5]	17,500	17,497
Federal Home Loan Bank 0.145% due 2/20/2013	16,897	16,896
Google Inc. 0.14% due 1/8–3/5/2013[5]	16,300	16,296

Total short-term securities (cost: $1,191,060,000)		1,191,047

Total investment securities (cost: $4,427,629,000)		4,500,910
Other assets less liabilities		(676,647)

Net assets		$3,824,263

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,291,000, which represented .14% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $881,454,000, which represented 23.05% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

Cash Management FundSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Short-term securities — 100.34%	(000)	(000)

FEDERAL AGENCY DISCOUNT NOTES — 36.98%
Freddie Mac 0.05%–0.15% due 1/16–6/10/2013	$ 73,100	$ 73,090
Federal Home Loan Bank 0.085%–0.13% due 1/4–4/19/2013	71,200	71,195
Fannie Mae 0.08%–0.15% due 1/25–3/20/2013	43,950	43,947
Federal Farm Credit Banks 0.14% due 2/25/2013	10,000	9,998
		198,230

COMMERCIAL PAPER — 31.87%
Regents of the University of California 0.16%–0.18% due 1/24–2/12/2013	16,600	16,597
GlaxoSmithKline Finance PLC 0.16% due 2/7/2013[1]	15,400	15,397
Province of Ontario 0.15% due 2/1/2013	15,000	14,997
Toyota Credit Canada Inc. 0.14% due 1/18/2013	12,600	12,599
Victory Receivables Corp. 0.21% due 1/8/2013[1]	12,000	11,999
KfW 0.20% due 2/26/2013[1]	11,400	11,398
Thunder Bay Funding, LLC 0.17% due 1/2/2013[1]	11,300	11,300
Chariot Funding, LLC 0.20% due 1/9/2013[1]	10,000	10,000
Commonwealth Bank of Australia 0.20% due 1/8/2013[1]	10,000	10,000
Variable Funding Capital Company LLC 0.17% due 1/9/2013[1]	10,000	10,000
BHP Billiton Finance (USA) Limited 0.17% due 1/28/2013[1]	10,000	9,999
Medtronic Inc. 0.16% due 1/24/2013[1]	10,000	9,999
Bank of Nova Scotia 0.12% due 1/2/2013	8,700	8,700
National Rural Utilities Cooperative Finance Corp. 0.14% due 1/17/2013	8,100	8,099
Coca-Cola Co. 0.13% due 1/16/2013[1]	5,000	5,000
Emerson Electric Co. 0.15% due 1/28/2013[1]	4,800	4,799
		170,883

U.S. TREASURIES — 29.81%
U.S. Treasury Bills 0.085%–0.155% due 1/3–4/11/2013	159,800	159,792

DISCOUNT NOTES — 1.68%
International Bank for Reconstruction and Development 0.11% due 2/4/2013	9,000	8,999

Total investment securities (cost: $537,880,000)		537,904
Other assets less liabilities		(1,798)

Net assets		$536,106

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $109,891,000, which represented 20.50% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFPX-998-0213O-S32832

....

Global Discovery Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
ENN Energy Holdings	4.36%
Hologic	3.82
Google	3.79
Netflix	3.54
Forest Laboratories	2.70
Comcast	2.56
Crown Castle International	2.20
Amazon	1.92
Baidu	1.91
Facebook	1.78

Common stocks — 85.90%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 20.05%
Netflix, Inc.[1]	100,000	$9,278	3.54%
Comcast Corp., Class A, special nonvoting shares	150,000	5,393	2.56
Comcast Corp., Class A	35,000	1,308
Amazon.com, Inc.[1]	20,000	5,023	1.92
Paddy Power PLC[2]	55,000	4,533	1.73
Daily Mail and General Trust PLC, Class A, nonvoting[2]	500,000	4,489	1.71
Lions Gate Entertainment Corp.[1]	225,000	3,690	1.41
JCDecaux SA2	140,000	3,379	1.29
Sky Deutschland AG1,2	585,000	3,193	1.22
Time Warner Inc.	50,000	2,391	.91
Reed Elsevier PLC[2]	195,000	2,047	.78
Other securities		7,821	2.98
		52,545	20.05
Health care — 18.59%
Hologic, Inc.[1]	500,000	10,015	3.82
Forest Laboratories, Inc.[1]	200,200	7,071	2.70
Gilead Sciences, Inc.[1]	60,000	4,407	1.68
Edwards Lifesciences Corp.[1]	45,000	4,058	1.55
Teva Pharmaceutical Industries Ltd. (ADR)	99,000	3,697	1.41
Illumina, Inc.[1]	60,000	3,335	1.27
Alexion Pharmaceuticals, Inc.[1]	35,000	3,283	1.25
Allergan, Inc.	35,000	3,210	1.22
NuVasive, Inc.[1]	173,000	2,675	1.02
Medtronic, Inc.	40,000	1,641	.63
Other securities		5,336	2.04
		48,728	18.59
Information technology — 17.38%
Google Inc., Class A1	14,000	9,931	3.79
Baidu, Inc., Class A (ADR)[1]	50,000	5,015	1.91
Facebook, Inc., Class A1	175,000	4,660	1.78
SINA Corp.[1]	80,000	4,018	1.53
Mail.ru Group Ltd. (GDR)[2]	90,000	3,124	1.19
Adobe Systems Inc.[1]	70,000	2,638	1.01
AAC Technologies Holdings Inc.[2]	600,000	2,122	.81
Trimble Navigation Ltd.[1]	35,000	2,092	.80
Other securities		11,956	4.56
		45,556	17.38

26  American Funds Insurance Series

Global Discovery Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 10.90%
Sampo Oyj, Class A2	125,000	$4,042	1.54%
AIA Group Ltd.[2]	750,000	2,989	1.14
Longfor Properties Co. Ltd.[2]	1,400,000	2,791	1.07
Aberdeen Asset Management PLC[2]	470,000	2,787	1.06
Banco Santander, SA1,2	295,767	2,385	.91
State Street Corp.	50,000	2,350	.90
Marsh & McLennan Companies, Inc.	60,000	2,068	.79
Other securities		9,158	3.49
		28,570	10.90

Telecommunication services — 4.53%
Crown Castle International Corp.[1]	80,000	5,773	2.20
SOFTBANK CORP.[2]	86,000	3,147	1.20
Other securities		2,952	1.13
		11,872	4.53

Utilities — 4.36%
ENN Energy Holdings Ltd.[2]	2,610,000	11,411	4.36

Industrials — 3.28%
JG Summit Holdings, Inc.[2]	2,500,000	2,408	.92
Ryanair Holdings PLC (ADR)	69,400	2,379	.91
Other securities		3,805	1.45
		8,592	3.28

Materials — 1.33%
Monsanto Co.	24,800	2,348	.89
Other securities		1,142	.44
		3,490	1.33

Energy — 0.58%
Other securities		1,524	.58

Miscellaneous — 4.90%
Other common stocks in initial period of acquisition		12,840	4.90
Total common stocks (cost: $179,603,000)		225,128	85.90

American Funds Insurance Series  27

Global Discovery Fund

Short-term securities — 14.69%	Principal amount (000)	Value (000)	Percent of net assets
Wal-Mart Stores, Inc. 0.10% due 1/22/2013[3]	$5,500	$5,500	2.10%
Freddie Mac 0.08%–0.16% due 4/16–5/3/2013	5,200	5,198	1.98
John Deere Credit Ltd. 0.20% due 2/12/2013[3]	5,000	4,999	1.91
Regents of the University of California 0.17% due 3/12/2013	4,400	4,399	1.68
Paccar Financial Corp. 0.14% due 1/2/2013	4,100	4,100	1.57
Federal Home Loan Bank 0.11% due 3/15/2013	3,800	3,800	1.45
Medtronic Inc. 0.17% due 2/14/2013[3]	3,400	3,399	1.30
Fannie Mae 0.14% due 2/13/2013	2,500	2,500	.95
Walt Disney Co. 0.15% due 3/6/2013[3]	2,100	2,099	.80
Other securities		2,498	.95
Total short-term securities (cost: $38,490,000)		38,492	14.69
Total investment securities (cost: $218,093,000)		263,620	100.59
Other assets less liabilities		(1,535)	(.59)
Net assets		$262,085	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $73,861,000, which represented 28.18% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $17,095,000, which represented 6.52% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

28  American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Virgin Media	4.01%
Moody’s	2.45
Amazon	2.45
Novo Nordisk	2.20
Anheuser-Busch InBev	1.98
Gilead Sciences	1.78
Nestlé	1.68
Unilever	1.60
Taiwan Semiconductor Manufacturing	1.60
Shoprite Holdings	1.43

Common stocks — 94.13%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 21.36%
Virgin Media Inc.	5,660,000	$208,005	4.01%
Amazon.com, Inc.[1]	506,000	127,077	2.45
Toyota Motor Corp.[2]	1,492,500	69,665	1.34
Home Depot, Inc.	1,050,000	64,942	1.25
Honda Motor Co., Ltd.[2]	1,753,800	64,642	1.25
Naspers Ltd., Class N2	987,500	63,450	1.22
Burberry Group PLC[2]	2,635,000	53,950	1.04
Las Vegas Sands Corp.	973,601	44,941	.87
priceline.com Inc.[1]	64,500	40,067	.77
adidas AG2	422,000	37,608	.72
Mr Price Group Ltd.[2]	2,232,100	37,288	.72
Other securities		296,590	5.72
		1,108,225	21.36

Financials — 15.72%
Moody’s Corp.	2,529,900	127,305	2.45
AXA SA2	3,686,463	66,681	1.29
Industrial and Commercial Bank of China Ltd., Class H2	84,466,750	60,915	1.17
AIA Group Ltd.[2]	14,167,700	56,464	1.09
Prudential PLC[2]	3,313,747	46,238	.89
Agricultural Bank of China, Class H2	85,023,000	42,755	.82
HSBC Holdings PLC[2]	3,901,728	41,268	.80
Housing Development Finance Corp. Ltd.[2]	2,600,000	39,660	.76
China Life Insurance Co. Ltd., Class H2	11,240,000	37,071	.72
Other securities		297,222	5.73
		815,579	15.72

Health care — 12.98%
Novo Nordisk A/S, Class B2	698,200	114,030	2.20
Gilead Sciences, Inc.[1]	1,255,000	92,180	1.78
UnitedHealth Group Inc.	1,010,000	54,782	1.06
Merck & Co., Inc.	970,000	39,712	.76
Novartis AG2	580,000	36,721	.71
Other securities		335,872	6.47
		673,297	12.98

American Funds Insurance Series 29

Global Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 11.69%
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	17,100,000	$57,232
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	25,740	1.60%
Google Inc., Class A1	80,000	56,750	1.09
Texas Instruments Inc.	1,630,000	50,432	.97
ASML Holding NV (New York registered)	647,177	41,685
ASML Holding NV2	85,556	5,539	.91
TE Connectivity Ltd.	1,266,250	47,003	.91
Nintendo Co., Ltd.[2]	411,000	43,854	.85
ASM Pacific Technology Ltd.[2]	3,400,000	41,735	.80
TDK Corp.[2]	1,134,000	41,237	.79
Other securities		195,542	3.77
		606,749	11.69

Consumer staples — 10.95%
Anheuser-Busch InBev NV2	1,173,325	102,535	1.98
Nestlé SA2	1,340,000	87,333	1.68
Unilever NV, depository receipts[2]	2,200,000	83,014	1.60
Shoprite Holdings Ltd.[2]	3,055,000	74,250	1.43
Pernod Ricard SA2	541,939	63,725	1.23
Other securities		157,485	3.03
		568,342	10.95

Industrials — 6.90%
United Technologies Corp.	775,000	63,558	1.22
Vallourec SA2	860,000	44,880	.87
Geberit AG2	200,000	44,276	.85
Other securities		205,398	3.96
		358,112	6.90

Energy — 6.00%
Oil Search Ltd.[2]	6,973,952	51,251	.99
Royal Dutch Shell PLC, Class B (ADR)	320,100	22,692
Royal Dutch Shell PLC, Class B2	894,766	20,339	.83
TOTAL SA2	713,000	36,903	.71
INPEX CORP.[2]	6,670	35,597	.69
Other securities		144,343	2.78
		311,125	6.00

Materials — 4.56%
Steel Dynamics, Inc.	3,112,332	42,732	.82
Sigma-Aldrich Corp.	485,000	35,686	.69
Other securities		158,336	3.05
		236,754	4.56

Other — 2.12%
Other securities		110,180	2.12

Miscellaneous — 1.85%
Other common stocks in initial period of acquisition		96,063	1.85
Total common stocks (cost: $3,547,850,000)		4,884,426	94.13

30 American Funds Insurance Series

Global Growth Fund

Short-term securities — 6.65%	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.12%–0.16% due 2/14–5/16/2013	$69,900	$69,890	1.35%
Federal Home Loan Bank 0.11%–0.152% due 3/4–4/1/2013	59,100	59,097	1.14
Freddie Mac 0.075%–0.16% due 3/21–7/1/2013	51,800	51,777	1.00
Total Capital Canada Ltd. 0.13% due 1/11/2013[3]	19,700	19,699	.38
Other securities		144,743	2.78
Total short-term securities (cost: $345,161,000)		345,206	6.65
Total investment securities (cost: $3,893,011,000)		5,229,632	100.78
Other assets less liabilities		(40,570)	(.78)
Net assets		$5,189,062	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,337,000, a cost of $6,378,000, and which represented .03% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,554,924,000, which represented 49.24% of the net assets of the fund. This amount includes $2,553,587,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $96,446,000, which represented 1.86% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series 31

Global Small Capitalization Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Galaxy Entertainment Group	3.00%
ENN Energy Holdings	2.68
Netflix	2.15
InterOil	2.05
Lions Gate Entertainment	1.80
International Container Terminal Services	1.73
Intertek Group	1.70
Melco Crown Entertainment	1.52
Synageva BioPharma	1.40
Ocwen Financial	1.21

Common stocks — 91.22%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 22.69%
Galaxy Entertainment Group Ltd.[1,2]	27,238,000	$108,648	3.00%
Netflix, Inc.[1]	839,400	77,880	2.15
Lions Gate Entertainment Corp.[1]	3,967,000	65,059	1.80
Melco Crown Entertainment Ltd. (ADR)[1]	3,277,763	55,198	1.52
Penske Automotive Group, Inc.	1,205,000	36,258	1.00
Paddy Power PLC[2]	372,500	30,703	.85
Bloomberry Resorts Corp.[1,2]	85,811,500	27,592	.76
PT MNC Sky Vision Tbk[1,2]	88,322,500	22,020	.61
PT Global Mediacom Tbk[2]	78,882,000	19,685	.54
Golden Eagle Retail Group Ltd.[2]	7,845,000	19,557	.54
Minth Group Ltd.[2]	16,792,000	19,422	.54
Tesla Motors, Inc.[1]	570,000	19,306	.53
Wendy’s Co.	4,095,000	19,247	.53
Other securities		301,264	8.32
		821,839	22.69

Industrials — 12.61%
International Container Terminal Services, Inc.[2]	34,610,000	62,456	1.73
Intertek Group PLC[2]	1,220,000	61,568	1.70
Polypore International, Inc.[1]	688,000	31,992	.88
AirAsia Bhd.[2]	22,400,000	20,176	.56
Other securities		280,355	7.74
		456,547	12.61

Health care — 11.33%
Synageva BioPharma Corp.[1]	1,093,898	50,636	1.40
BioMarin Pharmaceutical Inc.[1]	869,800	42,838	1.18
Illumina, Inc.[1]	706,400	39,269	1.09
athenahealth, Inc.[1]	389,798	28,631	.79
Fleury SA, ordinary nominative	1,684,400	18,962	.52
Hikma Pharmaceuticals PLC[2]	1,491,000	18,660	.52
Other securities		211,310	5.83
		410,306	11.33

Information technology — 10.68%
AAC Technologies Holdings Inc.[2]	11,687,100	41,325	1.14
Hittite Microwave Corp.[1]	664,400	41,259	1.14
Kingboard Chemical Holdings Ltd.[2]	7,326,000	26,378	.73
Liquidity Services, Inc.[1]	528,149	21,580	.60
Itron, Inc.[1]	458,500	20,426	.56
Youku Inc., Class A (ADR)[1]	1,100,000	20,064	.55
Other securities		215,969	5.96
		387,001	10.68

32  American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 8.40%
InterOil Corp.[1]	1,339,035	$74,357	2.05%
Ophir Energy PLC[1,2]	4,379,700	36,487	1.01
Providence Resources PLC[1,2]	2,490,250	24,682	.68
Amerisur Resources PLC[1,2]	27,117,360	20,433	.56
Comstock Resources, Inc.[1]	1,255,595	18,997	.53
Other securities		129,379	3.57
		304,335	8.40

Financials — 5.88%
Ocwen Financial Corp.[1]	1,269,000	43,895	1.21
Home Loan Servicing Solutions, Ltd.	1,281,000	24,211	.67
National Financial Partners Corp.[1]	1,273,700	21,831	.60
Other securities		122,955	3.40
		212,892	5.88

Consumer staples — 5.51%
Green Mountain Coffee Roasters, Inc.[1]	787,000	32,550	.90
Puregold Price Club, Inc.[2]	37,418,000	30,105	.83
Brazil Pharma SA, ordinary nominative	3,744,600	26,336	.73
Wumart Stores, Inc., Class H2	8,963,000	19,476	.54
Other securities		91,144	2.51
		199,611	5.51

Materials — 5.18%
Kenmare Resources PLC[1,2]	54,706,150	28,570	.79
African Minerals Ltd.[1,2]	3,987,000	20,790	.57
Other securities		138,248	3.82
		187,608	5.18

Utilities — 3.54%
ENN Energy Holdings Ltd.[2]	22,239,700	97,237	2.68
Other securities		31,005	.86
		128,242	3.54

Telecommunication services — 0.65%
Other securities		23,478	.65

Miscellaneous — 4.75%
Other common stocks in initial period of acquisition		171,995	4.75
Total common stocks (cost: $2,626,483,000)		3,303,854	91.22

Preferred securities — 0.16%
Financials — 0.16%
Other securities		5,775	.16
Total preferred securities (cost: $4,898,000)		5,775	.16

American Funds Insurance Series  33

Global Small Capitalization Fund

Rights & warrants — 0.00%		Value (000)	Percent of net assets
Other — 0.00%
Other securities		$55	.00%
Total rights & warrants (cost: $1,084,000)		55	.00

Convertible securities — 0.31%
Other — 0.31%
Other securities		11,169	.31
Total convertible securities (cost: $10,223,000)		11,169	.31

Bonds, notes & other debt instruments — 0.21%
Other — 0.21%
Other securities		7,763	.21
Total bonds, notes & other debt instruments (cost: $6,748,000)		7,763	.21

Short-term securities — 8.14%	Principal amount (000)
GlaxoSmithKline Finance PLC 0.15%–0.16% due 1/4–2/7/2013[3]	$48,800	48,795	1.35
Freddie Mac 0.115%–0.17% due 1/17–4/16/2013	43,500	43,496	1.20
National Australia Funding (Delaware) Inc. 0.185%–0.20% due 1/22–2/4/2013[3]	39,200	39,196	1.08
Fannie Mae 0.16% due 3/1–3/5/2013	36,600	36,597	1.01
Australia & New Zealand Banking Group, Ltd. 0.20% due 3/11/2013[3]	22,000	21,993	.61
Sumitomo Mitsui Banking Corp. 0.17% due 1/10/2013[3]	21,200	21,199	.59
Other securities		83,391	2.30
Total short-term securities (cost: $294,646,000)		294,667	8.14
Total investment securities (cost: $2,944,082,000)		3,623,283	100.04
Other assets less liabilities		(1,627)	(.04)
Net assets		$3,621,656	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	1/8/2013	Barclays Bank PLC	$1,879	A$1,800	$11

34  American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2012, appear below.

	Beginning			Ending	Dividend income	Value of affiliates at 12/31/2012
	shares	Additions	Reductions	shares	(000)	(000)
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	$—	$17,850
zooplus AG, non-registered shares[1,2]	271,916	85,800	—	357,716	—	15,118
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	99	9,590
Airesis SA1,2	3,294,151	—	—	3,294,151	—	6,017
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[1,2,4]	—	1,904,544	—	1,904,544	—	5,274
Phorm Corp. Ltd.[1,2,3]	—	5,260,000	—	5,260,000	—	4,272
Phorm, Inc.	4,646,000	—	4,646,000	—	—	—
Hummingbird Resources PLC[1,2]	2,500,000	975,000	—	3,475,000	—	4,030
Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	—	—	8,000,000	—	1,448
Canadian Overseas Petroleum Ltd.[1]	6,720,000	—	—	6,720,000	—	1,216
Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,2,3]	4,000,000	—	—	4,000,000	—	52
Sylvania Platinum Ltd. (CDI)[2]	15,000,000	—	—	15,000,000	747	2,309
Wildhorse Energy Ltd.[1,2]	16,227,016	—	—	16,227,016	—	1,490
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2]	—	7,225,777	—	7,225,777	—	681
Eveready Industries India Ltd.	4,370,000	—	4,370,000	—	—	—
Trap Oil Group PLC	11,800,000	—	11,800,000	—	—	—
Pursuit Dynamics PLC[1,2,5]	4,757,900	1,102,737	1,758,000	4,102,637	—	—
Pursuit Dynamics PLC, rights, expire 2012[5]	—	594,737	594,737	—	—	—
					$846	$69,347

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,706,316,000, which represented 47.11% of the net assets of the fund. This amount includes $1,692,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $182,705,000, which represented 5.04% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 3/29/2012 to 12/14/2012 at a cost of $5,274,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $10,771,000, which represented .30% of the net assets of the fund. These securities were acquired from 12/17/2009 to 12/14/2012 at an aggregate cost of $14,141,000.
[5]	Unaffiliated issuer at 12/31/2012.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CDI = CREST Depository Interest
A$ = Australian dollars
GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series  35

Growth Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Amazon	3.34%
Home Depot	2.63
Google	2.61
Wells Fargo	2.54
Intuitive Surgical	2.49
lululemon athletica	2.26
Apple	2.09
Wynn Macau	1.93
Gilead Sciences	1.70
Berkshire Hathaway	1.54

Common stocks — 95.49%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 20.54%
Amazon.com, Inc.[1]	2,951,800	$741,315	3.34%
Home Depot, Inc.	9,451,000	584,544	2.63
lululemon athletica inc.[1]	6,580,000	501,593	2.26
Wynn Macau, Ltd[1,2]	155,313,600	428,034	1.93
Johnson Controls, Inc.	6,499,100	199,522	.90
Harman International Industries, Inc.[3]	3,581,000	159,856	.72
Other securities		1,947,351	8.76
		4,562,215	20.54

Financials — 16.67%
Wells Fargo & Co.	16,488,296	563,570	2.54
Berkshire Hathaway Inc., Class A1	2,555	342,523	1.54
Bank of America Corp.	20,000,000	232,000	1.04
American Express Co.	4,000,000	229,920	1.03
Goldman Sachs Group, Inc.	1,594,000	203,331	.92
Citigroup Inc.	4,514,000	178,574	.80
Onex Corp.	3,945,500	166,078	.75
JPMorgan Chase & Co.	3,308,920	145,493	.66
YES BANK Ltd.[2]	16,465,000	140,008	.63
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	77,499
Fairfax Financial Holdings Ltd.	162,600	58,699	.61
Other securities		1,366,832	6.15
		3,704,527	16.67

Information technology — 13.61%
Google Inc., Class A1	819,000	580,974	2.61
Apple Inc.	872,736	465,194	2.09
salesforce.com, inc.[1]	1,546,136	259,905	1.17
ASML Holding NV2	1,947,903	126,106
ASML Holding NV (New York registered)	1,617,000	104,151	1.04
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	64,813,000	216,923	.98
Other securities		1,270,227	5.72
		3,023,480	13.61

Health care — 13.02%
Intuitive Surgical, Inc.[1]	1,128,000	553,137	2.49
Gilead Sciences, Inc.[1]	5,145,000	377,900	1.70
Grifols, SA, Class A1,2	5,900,000	207,582
Grifols, SA, Class B1,2	1,215,850	30,614	1.07
Regeneron Pharmaceuticals, Inc.[1]	1,145,000	195,875	.88
UnitedHealth Group Inc.	3,510,000	190,382	.86
Baxter International Inc.	2,782,100	185,455	.84
Celgene Corp.[1]	1,893,341	149,044	.67
Edwards Lifesciences Corp.[1]	1,500,000	135,255	.61
Other securities		867,181	3.90
		2,892,425	13.02

36  American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 10.62%
Suncor Energy Inc.	9,023,393	$296,728	1.34%
Pacific Rubiales Energy Corp.	10,018,900	232,771	1.05
Concho Resources Inc.[1]	2,615,000	210,664	.95
Noble Energy, Inc.	1,845,000	187,710	.84
Cobalt International Energy, Inc.[1]	6,490,000	159,394	.72
Core Laboratories NV	1,450,000	158,500	.71
Other securities		1,113,687	5.01
		2,359,454	10.62

Industrials — 7.51%
Union Pacific Corp.	2,150,000	270,298	1.22
Boeing Co.	3,150,000	237,384	1.07
Stericycle, Inc.[1]	2,000,000	186,540	.84
Rockwell Collins, Inc.	2,636,900	153,388	.69
Other securities		819,007	3.69
		1,666,617	7.51

Materials — 7.37%
Barrick Gold Corp.	7,250,000	253,823	1.14
Newmont Mining Corp.	5,000,000	232,200	1.04
Potash Corp. of Saskatchewan Inc.	5,468,212	222,502	1.00
Praxair, Inc.	1,360,000	148,852	.67
FMC Corp.	2,500,000	146,300	.66
Other securities		634,352	2.86
		1,638,029	7.37

Consumer staples — 3.84%
Costco Wholesale Corp.	2,995,000	295,816	1.33
Philip Morris International Inc.	1,780,000	148,879	.67
Other securities		407,525	1.84
		852,220	3.84

Telecommunication services — 1.56%
Crown Castle International Corp.[1]	2,565,000	185,091	.83
CenturyLink, Inc.	4,160,000	162,739	.73
		347,830	1.56

Utilities — 0.19%
Other securities		43,058	.19

Miscellaneous — 0.56%
Other common stocks in initial period of acquisition		124,103	.56
Total common stocks (cost: $14,040,568,000)		21,213,958	95.49

Rights & warrants — 0.00%

Miscellaneous — 0.00%
Other rights & warrants in initial period of acquisition		710	.00
Total rights & warrants (cost: $688,000)		710	.00

American Funds Insurance Series  37

Growth Fund

Short-term securities — 4.75%	Principal Amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.135%–0.16% due 1/14–4/4/2013	$197,000	$196,985	.89%
Freddie Mac 0.125%–0.17% due 1/14–6/5/2013	180,665	180,633	.81
U.S. Treasury Bills 0.136%–0.151% due 3/21–6/6/2013	165,000	164,945	.74
Federal Home Loan Bank 0.12%–0.21% due 1/9–7/17/2013	139,600	139,575	.63
Variable Funding Capital Company LLC 0.14% due 1/25/2013[4]	10,779	10,778	.05
Other securities		361,897	1.63
Total short-term securities (cost: $1,054,670,000)		1,054,813	4.75
Total investment securities (cost: $15,095,926,000)		22,269,481	100.24
Other assets less liabilities		(53,851)	(.24)
Net assets		$22,215,630	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 12/31/2012 (000)
Harman International Industries, Inc.	2,245,000	2,536,000	1,200,000	3,581,000	$1,696	$159,856
Incyte Corp.[1]	7,910,000	—	—	7,910,000	—	131,385
Sturm, Ruger & Co., Inc.	—	1,245,000	—	1,245,000	6,078	56,523
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	2,533
lululemon athletica inc.[1,6]	7,400,000	—	820,000	6,580,000	—	—
					$7,774	$350,297

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,749,364,000, which represented 12.38% of the net assets of the fund. This amount includes $2,642,889,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $246,618,000, which represented 1.11% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $1,266,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $70,211,000, which represented .31% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $96,715,000.
[6]	Unaffiliated issuer at 12/31/2012.

Key to abbreviation

CAD = Canadian dollars

See Notes to Financial Statements

38  American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Samsung Electronics	4.85%
Novartis	3.94
Bayer	2.90
BP	2.45
SOFTBANK	2.10
AIA Group	1.81%
MTN Group	1.72
Teva Pharmaceutical Industries	1.71
Nestlé	1.51
Anheuser-Busch InBev	1.48

Common stocks — 95.96%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 15.95%
British Sky Broadcasting Group PLC[1]	9,594,500	$119,854	1.31%
Hyundai Motor Co.[1]	476,500	98,076	1.07
Sands China Ltd.[1]	21,522,000	96,405	1.06
Tata Motors Ltd.[1]	16,327,235	93,521	1.02
Bayerische Motoren Werke AG1	932,300	89,913	.99
Li & Fung Ltd.[1]	46,726,000	83,943	.92
Rakuten, Inc.[1]	10,419,000	81,255	.89
Daimler AG1	1,268,000	69,290	.76
Nissan Motor Co., Ltd.[1]	6,995,000	66,393	.73
Volkswagen AG, nonvoting preferred[1]	257,800	58,651	.64
Belle International Holdings Ltd.[1]	25,700,000	56,756	.62
Other securities		541,964	5.94
		1,456,021	15.95

Financials — 13.70%
AIA Group Ltd.[1]	3,789,600	164,697	1.81
Sberbank of Russia (ADR)[1]	8,194,000	101,854	1.34
Sberbank of Russia (GDR)[1,2]	1,604,711	19,947
Prudential PLC[1]	6,570,265	91,677	1.00
Housing Development Finance Corp. Ltd.[1]	6,004,000	91,583	1.00
BNP Paribas SA1	1,315,001	74,123	.81
Bank of China Ltd., Class H1	152,733,000	69,142	.76
Credit Suisse Group AG1	2,656,920	66,666	.73
Banco Bradesco SA, preferred nominative	3,382,636	58,104	.64
Other securities		512,405	5.61
		1,250,198	13.70

Health care — 13.45%
Novartis AG1	5,675,613	359,332	3.94
Bayer AG1	2,786,423	264,606	2.90
Teva Pharmaceutical Industries Ltd. (ADR)	4,182,000	156,156	1.71
JSC Pharmstandard (GDR)[1,3]	3,805,800	64,278	.76
JSC Pharmstandard (GDR)[1,2,3]	307,300	5,190
Fresenius SE & Co. KGaA[1]	216,178	67,399	.74
Merck KGaA[1]	477,931	63,057	.69
Other securities		247,869	2.71
		1,227,887	13.45

Industrials — 11.50%
SMC Corp.[1]	693,900	125,883	1.38
Legrand SA1	200,000	77,006	.84
Deutsche Lufthansa AG1	4,074,500	76,586	.84
Jardine Matheson Holdings Ltd.[1]	1,206,800	75,052	.82
Bureau Veritas SA1	641,348	71,307	.78
ASSA ABLOY AB, Class B1	1,865,000	70,227	.77
Other securities		553,442	6.07
		1,049,503	11.50

American Funds Insurance Series  39

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 10.58%
Samsung Electronics Co. Ltd.[1]	309,350	$442,749	4.85%
Murata Manufacturing Co., Ltd.[1]	1,761,000	103,862	1.14
Baidu, Inc., Class A (ADR)[3]	898,000	90,060	.98
NetEase, Inc. (ADR)[3]	2,014,735	85,727	.94
Other securities		243,496	2.67
		965,894	10.58

Consumer staples — 7.89%
Nestlé SA1	2,117,900	138,032	1.51
Anheuser-Busch InBev NV1	1,548,097	135,286	1.48
Pernod Ricard SA1	754,960	88,773	.98
Charoen Pokphand Foods PCL[1]	68,475,000	75,913	.83
L’Oréal SA, non-registered shares[1]	396,700	55,415	.61
Other securities		226,353	2.48
		719,772	7.89

Telecommunication services — 6.54%
SOFTBANK CORP.[1]	5,237,000	191,631	2.10
MTN Group Ltd.[1]	7,474,900	157,111	1.72
Other securities		247,856	2.72
		596,598	6.54

Materials — 5.80%
Nitto Denko Corp.[1]	2,075,800	102,130	1.12
Linde AG1	502,615	87,651	.96
Syngenta AG1	170,200	68,656	.75
Other securities		271,098	2.97
		529,535	5.80

Energy — 5.18%
BP PLC[1]	32,288,802	223,721	2.45
Royal Dutch Shell PLC, Class B1	1,730,000	61,229	.67
Other securities		188,083	2.06
		473,033	5.18

Utilities — 2.67%
Power Grid Corp. of India Ltd.[1]	61,651,640	129,528	1.42
Other securities		114,338	1.25
		243,866	2.67

Miscellaneous — 2.70%
Other common stocks in initial period of acquisition		246,744	2.70
Total common stocks (cost: $6,854,965,000)		8,759,051	95.96

Convertible securities — 0.04%

Financials — 0.04%
Other securities		3,762	.04
Total convertible securities (cost: $2,568,000)		3,762	.04

40	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments — 0.82%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 0.76%
U.S. Treasury 4.75% 2014	$65,000	$69,018	.76%

Financials — 0.06%
Other securities		5,520	.06
Total bonds, notes & other debt instruments (cost: $73,181,000)		74,538	.82

Short-term securities — 3.02%
Fannie Mae 0.14% due 1/3–1/7/2013	73,500	73,499	.80
Nestlé Finance International Ltd. 0.17% due 1/15/2013	40,000	39,998	.44
Other securities		162,388	1.78
Total short-term securities (cost: $275,876,000)		275,885	3.02
Total investment securities (cost: $7,206,590,000)		9,113,236	99.84
Other assets less liabilities		14,147	.16
Net assets		$9,127,383	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .07% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2012 (000)
Sales:
Australian dollars	1/14/2013	UBS AG	$11,609	A$11,000	$199
Euros	1/11/2013	UBS AG	$193,359	€149,000	(3,333)
					$(3,134)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $8,044,798,000, which represented 88.14% of the net assets of the fund. This amount includes $8,033,356,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $111,495,000, which represented 1.22% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series	41

New World Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Shoprite Holdings	2.63%
Magnit	1.74
Cochlear	1.64
Naspers	1.61
Baxter International	1.54
Nestlé	1.53
América Móvil	1.51
Novo Nordisk	1.42
Truworths International	1.42
Pacific Rubiales Energy	1.38

Common stocks — 82.52%	Shares	Value (000)	Percent of net assets
Consumer staples — 13.75%
Shoprite Holdings Ltd.[1]	2,724,500	$66,217	2.63%
OJSC Magnit (GDR)[1]	1,017,600	41,204	1.74
OJSC Magnit (GDR)[1,2]	64,500	2,612
Nestlé SA1	590,000	38,453	1.53
Anheuser-Busch InBev NV1	383,700	33,531	1.33
Pernod Ricard SA1	213,600	25,117	1.00
Other securities		139,088	5.52
		346,222	13.75
Consumer discretionary — 13.52%
Naspers Ltd., Class N1	631,000	40,543	1.61
Truworths International Ltd.[1]	2,755,000	35,714	1.42
Arcos Dorados Holdings Inc., Class A	2,550,352	30,502	1.21
Toyota Motor Corp.[1]	560,000	26,139	1.04
Hyundai Mobis Co., Ltd.[1]	86,400	23,434	.93
Bayerische Motoren Werke AG1	240,000	23,146	.92
Honda Motor Co., Ltd.[1]	525,000	19,351	.77
Wynn Macau, Ltd.[1,3]	6,849,200	18,876	.75
Tata Motors Ltd.[1]	3,000,000	17,184	.68
Ctrip.com International, Ltd. (ADR)[3]	718,500	16,374	.65
Other securities		89,118	3.54
		340,381	13.52
Financials — 10.82%
Agricultural Bank of China, Class H1	64,195,000	32,282	1.28
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[3]	1,980,000	32,036	1.27
Housing Development Finance Corp. Ltd.[1]	1,353,000	20,638	.82
Industrial and Commercial Bank of China Ltd., Class H1	26,736,700	19,282	.77
Bank of the Philippine Islands[1]	8,185,412	18,981	.75
Kotak Mahindra Bank Ltd.[1]	1,373,886	16,375	.65
Other securities		132,890	5.28
		272,484	10.82
Health care — 9.39%
Cochlear Ltd.[1]	500,000	41,365	1.64
Baxter International Inc.	582,300	38,816	1.54
Novo Nordisk A/S, Class B1	219,120	35,787	1.42
Novartis AG1	429,500	27,192	1.27
Novartis AG (ADR)	76,000	4,811
Krka, dd, Novo mesto[1]	353,049	23,404	.93
Other securities		65,101	2.59
		236,476	9.39

42 American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 8.33%
Pacific Rubiales Energy Corp.	1,497,000	$34,780	1.38%
Royal Dutch Shell PLC, Class B1	600,000	21,235	1.11
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,735
Oil Search Ltd.[1]	3,738,085	27,471	1.09
Cobalt International Energy, Inc.[3]	869,800	21,362	.85
Ophir Energy PLC1,[3]	2,545,000	21,202	.84
Africa Oil Corp.[3]	1,187,324	8,344
Africa Oil Corp.[1,3,4]	1,502,675	10,137	.73
Other securities		58,651	2.33
		209,917	8.33
Industrials — 6.14%
Schneider Electric SA1	296,440	22,110	.87
Intertek Group PLC[1]	428,200	21,609	.86
Cummins Inc.	192,500	20,857	.83
Other securities		90,120	3.58
		154,696	6.14
Information technology — 6.06%
Google Inc., Class A3	48,600	34,475	1.37
Mail.ru Group Ltd. (GDR)[1]	490,953	17,042
Mail.ru Group Ltd. (GDR)[1,2]	432,264	15,005	1.27
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	4,539,000	15,192	.91
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	450,000	7,722
Samsung Electronics Co. Ltd.[1]	15,125	21,647	.86
Other securities		41,452	1.65
		152,535	6.06
Materials — 4.39%
Linde AG1	109,000	19,008	.76
Other securities		91,467	3.63
		110,475	4.39
Telecommunication services — 4.38%
América Móvil, SAB de CV, Series L (ADR)	1,627,750	37,666	1.51
América Móvil, SAB de CV, Series L	400,000	461
SOFTBANK CORP.[1]	611,900	22,390	.89
Other securities		49,747	1.98
		110,264	4.38
Utilities — 1.05%
Other securities		26,367	1.05
Miscellaneous — 4.69%
Other common stocks in initial period of acquisition		118,103	4.69
Total common stocks (cost: $1,583,592,000)		2,077,920	82.52

American Funds Insurance Series 43

New World Fund

Rights & warrants — 0.00%			Value (000)	Percent of net assets
Miscellaneous — 0.00%
Other rights & warrants in initial period of acquisition			$119	.00%
Total rights & warrants (cost: $0)			119	.00

Bonds, notes & other debt instruments — 10.37%		Principal
		Amount
		(000)
Bonds & notes of governments outside the U.S. — 8.49%
United Mexican States Government Global:
3.50%–10.00% 2015–2040[5]	MXN	282,594	24,648	1.34
3.625%–6.375% 2013–2110		$7,834	9,001
Philippines (Republic of):
4.95%–8.75% 2013–2036	PHP	744,500	19,663	1.14
5.50%–9.875% 2019–2031		$6,335	9,193
Other securities			151,348	6.01
			213,853	8.49
U.S. Treasury bonds & notes — 0.07%
U.S. Treasury 4.75% 2014		1,650	1,752	.07
Other — 1.81%
Other securities			45,452	1.81
Total bonds, notes & other debt instruments
(cost: $229,390,000)			261,057	10.37

Short-term securities — 6.70%

U.S. Treasury Bills 0.114%–0.136% due 1/24–3/14/2013		41,700	41,698	1.66
Bank of Nova Scotia 0.02%–0.17% due 1/2–2/19/2013		23,200	23,197	.92
GlaxoSmithKline Finance PLC 0.16% due 2/7/2013[2]		20,000	19,997	.79
Federal Farm Credit Banks 0.15% due 3/11/2013		19,900	19,899	.79
Freddie Mac 0.16%–0.17% due 1/28–2/1/2013		19,300	19,298	.77
Federal Home Loan Bank 0.115% due 3/13/2013		17,900	17,899	.71
Other securities			26,684	1.06
Total short-term securities (cost: $168,660,000)			168,672	6.70
Total investment securities (cost: $1,981,642,000)			2,507,768	99.59
Other assets less liabilities			10,212	.41
Net assets			$2,517,980	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

44 American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		depreciation at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	1/11/2013	JPMorgan Chase	$2,112	BRL4,500	$(83)
South African rand	1/15/2013	Barclays Bank PLC	$919	ZAR8,000	(22)
					$(105)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,560,587,000, which represented 61.98% of the net assets of the fund. This amount includes $1,549,929,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $114,103,000, which represented 4.53% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

BRL = Brazilian reais

MXN = Mexican pesos

PHP = Philippine pesos

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series 45

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Amgen	4.59%
Microsoft	3.68
AT&T	3.29
Royal Dutch Shell	3.03
Altria	2.75
Verizon	2.73
General Motors	2.73
Hewlett-Packard	2.69
Gilead Sciences	2.53
Chevron	2.44

Common stocks — 94.12%	Shares	Value (000)	Percent of net assets
Energy — 13.83%
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	$81,524	3.03%
Royal Dutch Shell PLC, Class A (ADR)	900,000	62,055
Chevron Corp.	1,070,000	115,710	2.44
ConocoPhillips	1,500,000	86,985	1.83
BP PLC (ADR)	1,730,000	72,037	1.52
Kinder Morgan, Inc.	1,720,000	60,768	1.28
Schlumberger Ltd.	600,000	41,574	.88
Apache Corp.	500,000	39,250	.83
Baker Hughes Inc.	916,000	37,409	.79
Other securities		58,312	1.23
		655,624	13.83

Health care — 13.56%
Amgen Inc.	2,520,000	217,526	4.59
Gilead Sciences, Inc.[1]	1,634,000	120,017	2.53
Abbott Laboratories	1,375,000	90,063	1.90
Novartis AG (ADR)	650,500	41,177	.87
St. Jude Medical, Inc.	1,060,000	38,308	.81
Bristol-Myers Squibb Co.	1,125,000	36,664	.77
Other securities		98,935	2.09
		642,690	13.56

Industrials — 12.90%
CSX Corp.	3,200,000	63,136	1.33
United Parcel Service, Inc., Class B	850,000	62,670	1.32
United Technologies Corp.	760,000	62,328	1.32
General Dynamics Corp.	881,000	61,027	1.29
Norfolk Southern Corp.	842,800	52,119	1.10
Union Pacific Corp.	375,000	47,145	.99
Illinois Tool Works Inc.	650,000	39,526	.83
Rockwell Automation	450,000	37,795	.80
PACCAR Inc	500,000	22,605	.48
Other securities		163,231	3.44
		611,582	12.90

Information technology — 12.79%
Microsoft Corp.	6,520,000	174,280	3.68
Hewlett-Packard Co.	8,941,600	127,418	2.69
Oracle Corp.	2,900,000	96,628	2.04
Texas Instruments Inc.	2,130,000	65,902	1.39
International Business Machines Corp.	330,000	63,211	1.33
Other securities		78,647	1.66
		606,086	12.79

46  American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples — 12.00%
Altria Group, Inc.	4,155,000	$130,550	2.75%
Philip Morris International Inc.	1,250,000	104,550	2.21
CVS/Caremark Corp.	2,000,000	96,700	2.04
Kimberly-Clark Corp.	500,000	42,215	.89
Mondelez International, Inc.	1,580,000	40,243	.85
ConAgra Foods, Inc.	1,200,000	35,400	.75
Other securities		119,087	2.51
		568,745	12.00

Telecommunication services — 8.23%
AT&T Inc.	4,630,800	156,104	3.29
Verizon Communications Inc.	2,985,000	129,161	2.73
CenturyLink, Inc.	1,891,900	74,011	1.56
Other securities		30,533	.65
		389,809	8.23

Consumer discretionary — 5.76%
General Motors Co.[1]	2,030,000	58,525	1.24
Harley-Davidson, Inc.	1,100,000	53,724	1.13
Home Depot, Inc.	755,000	46,697	.99
Johnson Controls, Inc.	1,210,000	37,147	.78
Other securities		77,006	1.62
		273,099	5.76

Financials — 3.78%
JPMorgan Chase & Co.	2,090,000	91,897	1.94
Citigroup Inc.	905,000	35,802	.76
Other securities		51,404	1.08
		179,103	3.78

Utilities — 3.56%
FirstEnergy Corp.	1,480,000	61,805	1.30
Exelon Corp.	1,570,000	46,692	.99
Other securities		60,221	1.27
		168,718	3.56

Materials — 3.27%
Dow Chemical Co.	2,770,000	89,526	1.89
Other securities		65,225	1.38
		154,751	3.27

Miscellaneous — 4.44%
Other common stocks in initial period of acquisition		210,263	4.44
Total common stocks (cost: $3,638,791,000)		4,460,470	94.12

American Funds Insurance Series  47

Blue Chip Income and Growth Fund

Convertible securities — 1.49%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 1.49%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,600,000	$70,608	1.49%
Total convertible securities (cost: $70,926,000)		70,608	1.49

Short-term securities — 4.36%	Principal amount (000)
Paccar Financial Corp. 0.14% due 1/22/2013	$25,000	24,998	.53
Chariot Funding, LLC 0.21% due 3/4/2013[2]	11,600	11,598	.24
Other securities		170,131	3.59
Total short-term securities (cost: $206,713,000)		206,727	4.36
Total investment securities (cost: $3,916,430,000)		4,737,805	99.97
Other assets less liabilities		1,470	.03
Net assets		$4,739,275	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $67,757,000, which represented 1.43% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

48  American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Home Depot	3.80%
Merck	3.44
Taiwan Semiconductor Manufacturing	3.32
Virgin Media	2.88
AXA	1.95
Newmont Mining	1.84
Yamana Gold	1.71
Agricultural Bank of China	1.70
MTN Group	1.70
Google	1.42

Common stocks — 95.68%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 18.64%
Home Depot, Inc.	1,240,000	$76,694	3.80%
Virgin Media Inc.	1,582,500	58,157	2.88
Comcast Corp., Class A	745,000	27,848	1.38
Amazon.com, Inc.[1]	94,000	23,607	1.17
Honda Motor Co., Ltd.[2]	608,000	22,410	1.11
D.R. Horton, Inc.	1,000,000	19,780	.98
Toll Corp.[1]	600,000	19,398	.96
News Corp., Class A	720,000	18,389	.91
Bayerische Motoren Werke AG2	170,000	16,395	.81
HUGO BOSS AG2	150,000	15,905	.79
McGraw-Hill Companies, Inc.	280,500	15,335	.76
Other securities		62,022	3.09
		375,940	18.64

Financials — 18.37%
AXA SA2	2,171,935	39,286	1.95
Agricultural Bank of China, Class H2	68,383,000	34,388	1.70
Marsh & McLennan Companies, Inc.	800,000	27,576	1.37
CME Group Inc., Class A	432,500	21,932	1.09
Industrial and Commercial Bank of China Ltd., Class H2	29,986,165	21,625	1.07
Macquarie International Infrastructure Fund Ltd.[2]	36,200,164	18,606	.92
JPMorgan Chase & Co.	408,200	17,949	.89
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	16,584	.82
Prudential PLC[2]	1,000,000	13,953	.69
Rayonier Inc.[1]	260,000	13,476	.67
Wells Fargo & Co.	335,000	11,450	.57
Other securities		133,728	6.63
		370,553	18.37

Information technology — 9.26%
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	17,975,000	60,161	3.32
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	6,864
Google Inc., Class A1	40,450	28,694	1.42
STMicroelectronics NV2	2,000,000	14,582	.72
Other securities		76,551	3.80
		186,852	9.26

Materials — 9.07%
Newmont Mining Corp.	800,000	37,152	1.84
Yamana Gold Inc.	2,000,000	34,402	1.71
Barrick Gold Corp.	650,000	22,756	1.13
Nucor Corp.	370,000	15,977	.79
Dow Chemical Co.	445,000	14,382	.71
Impala Platinum Holdings Ltd.[2]	685,648	13,844	.69
BASF SE2	143,300	13,469	.67
Other securities		31,011	1.53
		182,993	9.07

American Funds Insurance Series  49

Global Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 8.58%
Meggitt PLC[2]	3,480,500	$21,697	1.08%
United Continental Holdings, Inc.[1]	900,000	21,042	1.04
Lockheed Martin Corp.	200,000	18,458	.92
Schneider Electric SA2	184,242	13,741	.68
Other securities		98,067	4.86
		173,005	8.58

Health care — 8.43%
Merck & Co., Inc.	1,694,544	69,375	3.44
Novartis AG2	303,000	19,183	.95
Sonic Healthcare Ltd.[2]	1,294,329	18,074	.90
Takeda Pharmaceutical Co. Ltd.[2]	300,000	13,407	.66
Other securities		49,884	2.48
		169,923	8.43

Consumer staples — 8.22%
Unilever NV, depository receipts[2]	705,000	26,602	1.32
Mondelez International, Inc.	550,000	14,009	.69
Other securities		125,176	6.21
		165,787	8.22

Energy — 5.93%
Royal Dutch Shell PLC, Class B (ADR)	225,000	15,950	1.29
Royal Dutch Shell PLC, Class A (ADR)	145,000	9,998
Kinder Morgan, Inc.	550,000	19,432	.96
Coal India Ltd.[2]	2,300,000	14,889	.74
Other securities		59,388	2.94
		119,657	5.93

Telecommunication services — 5.59%
MTN Group Ltd.[2]	1,630,000	34,260	1.70
TalkTalk Telecom Group PLC[2]	5,691,100	22,043	1.09
AT&T Inc.	525,000	17,698	.88
Other securities		38,757	1.92
		112,758	5.59

Utilities — 3.59%
Power Assets Holdings Ltd.[2]	2,250,000	19,283	.95
Exelon Corp.	500,000	14,870	.74
National Grid PLC[2]	1,236,680	14,165	.70
Other securities		24,148	1.20
		72,466	3.59
Total common stocks (cost: $1,564,395,000)		1,929,934	95.68

50  American Funds Insurance Series

Global Growth and Income Fund

Convertible securities — 0.75%	Value (000)	Percent of net assets
Other — 0.75%
Other securities	$15,185	.75%
Total convertible securities (cost: $11,667,000)	15,185	.75

Bonds, notes & other debt instruments — 1.33%
Other — 1.33%
Other securities	26,788	1.33
Total bonds, notes & other debt instruments (cost: $21,689,000)	26,788	1.33

Short-term securities — 2.13%	Principal amount (000)
Variable Funding Capital Company LLC 0.15% due 1/25/2013[3]	$10,600	10,599	.53
Other securities		32,299	1.60
Total short-term securities (cost: $42,898,000)		42,898	2.13
Total investment securities (cost: $1,640,649,000)		2,014,805	99.89
Other assets less liabilities		2,170	.11
Net assets		$2,016,975	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $929,000, an aggregate cost of $2,789,000, and which represented .05% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2012, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/2012
	shares	Additions	Reductions	Shares	(000)	(000)
Rickmers Maritime	27,420,000	—	—	27,420,000	$658	$7,761

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $830,971,000, which represented 41.20% of the net assets of the fund. This amount includes $830,042,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $26,943,000, which represented 1.34% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series  51

Growth-Income Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Philip Morris International	2.49%
Gilead Sciences	2.42
Microsoft	2.25
Oracle	1.80
Comcast	1.73
Dow Chemical	1.70
Home Depot	1.69
Royal Dutch Shell	1.68
Amgen	1.65
Amazon	1.60

Common stocks — 88.91%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 13.96%
Comcast Corp., Class A	9,857,507	$368,474	1.73%
Comcast Corp., Class A, special nonvoting shares	1,000,000	35,950
Home Depot, Inc.	6,375,000	394,294	1.69
Amazon.com, Inc.[1]	1,490,000	374,199	1.60
Time Warner Inc.	5,856,667	280,124	1.20
Time Warner Cable Inc.	2,747,671	267,046	1.15
News Corp., Class A	10,062,700	257,001	1.10
General Motors Co.1’	7,796,330	224,768	.96
Mattel, Inc.	5,800,000	212,396	.91
Other securities		844,642	3.62
		3,258,894	13.96

Information technology — 13.72%
Microsoft Corp.	19,650,000	525,244	2.25
Oracle Corp.	12,635,000	420,998	1.80
Texas Instruments Inc.	11,083,559	342,925	1.47
Google Inc., Class A1	472,700	335,319	1.44
Apple Inc.	435,000	231,868	.99
Yahoo! Inc.[1]	9,860,000	196,214	.84
Computer Sciences Corp.	4,540,000	181,827	.78
Other securities		968,523	4.15
		3,202,918	13.72

Health care — 13.56%
Gilead Sciences, Inc.[1]	7,701,000	565,638	2.42
Amgen Inc.	4,465,400	385,453	1.65
Abbott Laboratories	3,800,000	248,900	1.07
Alexion Pharmaceuticals, Inc.[1]	2,340,000	219,515	.94
Edwards Lifesciences Corp.[1]	2,325,000	209,645	.90
Illumina, Inc.[1]	3,384,400	188,139	.81
Biogen Idec Inc.[1]	1,231,000	180,551	.77
Other securities		1,168,496	5.00
		3,166,337	13.56

Industrials — 10.31%
CSX Corp.	13,555,000	267,440	1.15
United Technologies Corp.	2,606,400	213,751	.92
United Parcel Service, Inc., Class B	2,726,400	201,017	.86
Precision Castparts Corp.	1,055,000	199,838	.85
General Dynamics Corp.	2,707,000	187,514	.80
Waste Management, Inc.	4,928,900	166,301	.71
3M Co.	1,706,000	158,402	.68
Other securities		1,013,548	4.34
		2,407,811	10.31

52  American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 9.23%
Royal Dutch Shell PLC, Class A (ADR)	3,250,000	$224,087
Royal Dutch Shell PLC, Class B2	2,780,000	98,391	1.68%
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	70,890
Schlumberger Ltd.	4,690,000	324,970	1.39
EOG Resources, Inc.	2,313,353	279,430	1.20
Chevron Corp.	2,551,200	275,887	1.18
Apache Corp.	2,907,000	228,199	.98
Baker Hughes Inc.	4,000,000	163,360	.70
Other securities		489,447	2.10
		2,154,661	9.23

Consumer staples — 6.47%
Philip Morris International Inc.	6,944,500	580,838	2.49
Coca-Cola Co.	5,635,400	204,283	.87
Other securities		726,917	3.11
		1,512,038	6.47

Financials — 6.41%
Aon PLC, Class A	2,946,000	163,798	.70
Other securities		1,333,560	5.71
		1,497,358	6.41

Materials — 6.03%
Dow Chemical Co.	12,259,100	396,214	1.70
Celanese Corp., Series A	4,630,400	206,192	.88
Other securities		806,331	3.45
		1,408,737	6.03

Telecommunication services — 4.27%
AT&T Inc.	7,425,000	250,297	1.07
Verizon Communications Inc.	4,653,900	201,374	.86
Crown Castle International Corp.[1]	2,748,600	198,339	.85
Sprint Nextel Corp., Series 1[1]	28,690,000	162,672	.70
Other securities		183,302	.79
		995,984	4.27

Utilities — 0.92%
Other securities		215,567	.92

Miscellaneous — 4.03%
Other common stocks in initial period of acquisition		942,083	4.03
Total common stocks (cost: $15,335,198,000)		20,762,388	88.91

American Funds Insurance Series  53

Growth-Income Fund

Preferred securities — 0.07%		Value (000)	Percent of net assets
Financials — 0.07%
Other securities		$17,000	.07%
Total preferred securities (cost: $15,000,000)		17,000	.07

Rights & warrants — 0.01%

	Shares
Consumer discretionary — 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,544	.01
General Motors Co., Series B, warrants, expire 2019[1]	79,175	989
Total rights & warrants (cost: $3,908,000)		2,533	.01

Convertible securities — 0.33%

Consumer discretionary — 0.09%
General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	20,525	.09

Other — 0.14%
Other securities		34,080	.14

Miscellaneous — 0.10%
Other convertible securities in initial period of acquisition		23,758	.10
Total convertible securities (cost: $63,785,000)		78,363	.33

Bonds, notes & other debt instruments — 0.26%

Other — 0.26%
Other securities		59,756	.26
Total bonds, notes & other debt instruments (cost: $51,327,000)		59,756	.26

54  American Funds Insurance Series

Growth-Income Fund

Short-term securities — 10.15%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.08%–0.19% due 1/22–5/20/2013	$696,300	$696,195	2.98%
Fannie Mae 0.115%–0.17% due 1/14–5/29/2013	593,400	593,337	2.54
Federal Home Loan Bank 0.12%–0.165% due 1/4–6/19/2013	363,900	363,841	1.56
U.S. Treasury Bills 0.109%–0.155% due 1/24–5/16/2013	270,800	270,755	1.16
Coca-Cola Co. 0.15%–0.26% due 1/14–1/25/2013[3]	91,600	91,594	.39
Google Inc. 0.15% due 1/4/2013[3]	21,100	21,100	.09
Other securities		333,451	1.43
Total short-term securities (cost: $2,369,831,000)		2,370,273	10.15
Total investment securities (cost: $17,839,049,000)		23,290,313	99.73
Other assets less liabilities		62,218	.27
Net assets		$23,352,531	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $8,025,000, a cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the year ended December 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2012 (000)
Computer Sciences Corp.[4]	—	8,034,513	3,494,513	4,540,000	$3,543	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,286,123,000, which represented 5.51% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $348,184,000, which represented 1.49% of the net assets of the fund.
[4]	Unaffiliated issuer at 12/31/2012.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series  55

International Growth and Income Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Philip Morris International	4.27%
British American Tobacco	4.01
BP	2.58
National Grid	2.02
SSE	1.89
GDF SUEZ	1.72
Jardine Matheson Holdings	1.68
Ziggo	1.55
Singapore Telecommunications	1.41
SOFTBANK	1.37

Common stocks — 86.67%	Shares	Value (000)	Percent of net assets
Consumer staples — 16.03%
Philip Morris International Inc.	218,340	$18,262	4.27%
British American Tobacco PLC[1]	338,600	17,157	4.01
Anheuser-Busch InBev NV1	64,500	5,637	1.32
Pernod Ricard SA1	34,400	4,045	.94
Imperial Tobacco Group PLC[1]	87,600	3,383	.79
Danone SA1	48,900	3,231	.76
Nestlé SA1	49,550	3,229	.75
Other securities		13,658	3.19
		68,602	16.03

Financials — 13.94%
Nordea Bank AB1	477,000	4,568	1.07
Link Real Estate Investment Trust[1]	845,000	4,226	.99
Sberbank of Russia (ADR)[1]	218,500	2,716	.97
Sberbank of Russia (GDR)[1,2]	116,832	1,452
Chongqing Rural Commercial Bank Co., Ltd., Class H1	7,195,000	4,005	.94
BNP Paribas SA1	70,400	3,968	.93
Prudential PLC[1]	249,750	3,485	.81
Japan Real Estate Investment Corp.[1]	316	3,100	.72
Axis Bank Ltd.[1]	122,200	3,056	.71
Westfield Group[1]	189,500	2,091	.49
Other securities		26,988	6.31
		59,655	13.94

Consumer discretionary — 11.54%
H & M Hennes & Mauritz AB, Class B1	122,400	4,253	1.00
NEXT PLC[1]	52,700	3,253	.76
Isuzu Motors Ltd.[1]	525,000	3,127	.73
WPP PLC[1]	210,100	3,054	.71
Other securities		35,703	8.34
		49,390	11.54

Telecommunication services — 9.53%
Ziggo NV1	205,654	6,647	1.55
Singapore Telecommunications Ltd.[1]	2,222,000	6,043	1.41
SOFTBANK CORP.[1]	159,700	5,844	1.37
China Communications Services Corp. Ltd., Class H1	7,054,800	4,099	.96
TeliaSonera AB1	587,000	3,998	.93
OJSC Mobile TeleSystems (ADR)	199,200	3,715	.87
Other securities		10,445	2.44
		40,791	9.53

56  American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Utilities — 9.21%
National Grid PLC[1]	756,265	$8,663	2.02%
SSE PLC[1]	350,350	8,097	1.89
GDF SUEZ[1]	357,099	7,358	1.72
PT Perusahaan Gas Negara (Persero) Tbk[1]	10,741,500	5,141	1.20
Power Assets Holdings Ltd.[1]	482,500	4,135	.97
ENN Energy Holdings Ltd.[1]	810,000	3,541	.83
Other securities		2,474	.58
		39,409	9.21

Industrials — 7.00%
Jardine Matheson Holdings Ltd.[1]	115,700	7,196	1.68
VINCI SA1	94,300	4,488	1.05
AB Volvo, Class B1	249,800	3,445	.81
ASSA ABLOY AB, Class B1	89,900	3,385	.79
Other securities		11,392	2.67
		29,906	7.00

Health care — 6.18%
Novartis AG1	90,970	5,759	1.35
Fresenius SE & Co. KGaA[1]	37,000	4,258	.99
Sonic Healthcare Ltd.[1]	294,475	4,112	.96
Fresenius Medical Care AG & Co. KGaA[1]	43,100	2,978	.70
Other securities		9,351	2.18
		26,458	6.18

Energy — 5.19%
BP PLC[1]	1,592,651	11,035	2.58
BG Group PLC[1]	234,000	3,924	.92
Other securities		7,249	1.69
		22,208	5.19

Information technology — 4.88%
TPK Holding Co., Ltd.[1]	237,000	4,233	.99
Quanta Computer Inc.[1]	1,633,020	3,860	.90
Samsung Electronics Co. Ltd.[1]	2,570	3,678	.86
Other securities		9,109	2.13
		20,880	4.88

Materials — 3.15%
Nitto Denko Corp.[1]	80,900	3,980	.93
Other securities		9,493	2.22
		13,473	3.15

Miscellaneous — 0.02%
Other common stocks in initial period of acquisition		97	.02
Total common stocks (cost: $331,110,000)		370,869	86.67

American Funds Insurance Series  57

International Growth and Income Fund

Bonds, notes & other debt instruments — 4.50%	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services — 1.02%
MTS International Funding Ltd. 8.625% 2020[2]	$2,224	$2,816	.66%
Other securities		1,549	.36
		4,365	1.02

Financials — 0.68%
Westfield Group 4.625% 2021[2]	2,385	2,673	.62
Other securities		236	.06
		2,909	.68

Other — 2.80%
Other securities		11,993	2.80
Total bonds, notes & other debt instruments (cost: $17,382,000)		19,267	4.50

Short-term securities — 10.37%

U.S. Treasury Bills 0.128%–0.138% due 3/21–6/6/2013	15,900	15,897	3.71
Variable Funding Capital Corp. 0.17% due 1/23/2013[2]	10,000	9,999	2.34
Freddie Mac 0.15% due 5/21/2013	7,500	7,497	1.75
Bank of Nova Scotia 0.02% due 1/2/2013	4,700	4,700	1.10
Federal Home Loan Bank 0.152% due 4/1/2013	3,900	3,900	.91
Other securities		2,400	.56
Total short-term securities (cost: $44,387,000)		44,393	10.37
Total investment securities (cost: $392,879,000)		434,529	101.54
Other assets less liabilities		(6,599)	(1.54)
Net assets		$427,930	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $331,454,000, which represented 77.46% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,290,000, which represented 3.81% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

58  American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Comcast	2.25%
Gilead Sciences	2.03
Kinder Morgan	2.03
Home Depot	1.96
Merck	1.94
Oracle	1.82
Chevron	1.58
ACE	1.49
Goldman Sachs Group	1.48
Boeing	1.45

Common stocks — 71.56%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 10.98%
Comcast Corp., Class A	7,500,000	$280,350	2.25%
Home Depot, Inc.	3,950,000	244,308	1.96
VF Corp.	700,000	105,679	.85
General Motors Co.[1]	3,500,000	100,905	.81
Amazon.com, Inc.[1]	400,000	100,456	.80
DIRECTV[1]	1,850,000	92,796	.74
SES SA, Class A (FDR)[2]	3,000,000	86,786	.70
Other securities		357,687	2.87
		1,368,967	10.98

Financials — 10.58%
ACE Ltd.	2,320,000	185,136	1.49
Goldman Sachs Group, Inc.	1,450,000	184,962	1.48
American Express Co.	2,600,000	149,448	1.20
American Tower Corp.	1,700,000	131,359	1.05
JPMorgan Chase & Co.	2,500,000	109,925	.88
Citigroup Inc.	2,750,000	108,790	.87
Bank of America Corp.	8,000,000	92,800	.75
Other securities		355,831	2.86
		1,318,251	10.58

Health care — 9.79%
Gilead Sciences, Inc.[1]	3,450,000	253,402	2.03
Merck & Co., Inc.	5,900,000	241,546	1.94
Baxter International Inc.	2,360,000	157,318	1.26
Johnson & Johnson	2,175,000	152,467	1.22
Cardinal Health, Inc.	3,340,000	137,541	1.11
Bristol-Myers Squibb Co.	3,600,000	117,324	.94
UnitedHealth Group Inc.	1,500,000	81,360	.65
Other securities		79,566	.64
		1,220,524	9.79

Energy — 8.71%
Kinder Morgan, Inc.	7,140,000	252,256	2.03
Chevron Corp.	1,825,000	197,356	1.58
Noble Energy, Inc.	800,000	81,392	.65
Other securities		554,349	4.45
		1,085,353	8.71

American Funds Insurance Series  59

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 8.24%
Oracle Corp.	6,800,000	$226,576	1.82%
Microsoft Corp.	6,200,000	165,726	1.33
ASML Holding NV (New York registered)	1,732,500	111,591	.90
Texas Instruments Inc.	3,500,000	108,290	.87
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,270,000	107,593	.86
VeriSign, Inc.[1]	2,000,000	77,640	.62
Other securities		228,959	1.84
		1,026,375	8.24

Industrials — 7.37%
Boeing Co.	2,400,000	180,864	1.45
Lockheed Martin Corp.	1,815,000	167,506	1.35
General Electric Co.	5,300,000	111,247	.89
Canadian Pacific Railway Ltd.	900,000	91,294	.73
Parker-Hannifin Corp.	1,000,000	85,060	.68
Other securities		282,141	2.27
		918,112	7.37

Materials — 5.28%
FMC Corp.	2,500,000	146,300	1.17
Sealed Air Corp.	5,000,000	87,550	.70
LyondellBasell Industries NV, Class A	1,500,000	85,635	.69
Dow Chemical Co.	2,500,000	80,800	.65
Other securities		257,682	2.07
		657,967	5.28

Consumer staples — 4.67%
Nestlé SA (ADR)	1,250,000	81,462	1.09
Nestlé SA2	830,000	54,095
Unilever NV (New York registered)	3,445,000	131,944	1.06
Wal-Mart Stores, Inc.	1,725,000	117,697	.94
Other securities		197,119	1.58
		582,317	4.67

Utilities — 2.20%
Edison International	1,980,000	89,476	.72
PG&E Corp.	1,910,000	76,744	.62
Other securities		107,523	.86
		273,743	2.20

Telecommunication services — 1.34%
SOFTBANK CORP.[2]	2,950,000	107,946	.87
Other securities		58,992	.47
		166,938	1.34

Miscellaneous — 2.40%
Other common stocks in initial period of acquisition		299,250	2.40
Total common stocks (cost: $6,823,836,000)		8,917,797	71.56

60  American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.01%	Value (000)	Percent of net assets
Consumer discretionary — 0.01%
Other securities	$701	.01%
Total rights & warrants (cost: $432,000)	701	.01

Convertible securities — 0.02%
Consumer discretionary — 0.02%
Other securities	3,136	.02
Total convertible securities (cost: $1,973,000)	3,136	.02

Bonds, notes & other debt instruments — 20.88%

	Principal
	amount
	(000)
U.S. Treasury bonds & notes — 6.74%
U.S. Treasury — 6.17%
1.375% 2013	$89,458	89,877	.72
0.75%–7.25% 2013–2041	593,567	678,534	5.45
		768,411	6.17

U.S. Treasury inflation-protected securities[3] — 0.57%
0.125%–1.875% 2013–2042	65,985	71,065	.57
Total U.S. Treasury bonds & notes		839,476	6.74

Mortgage-backed obligations[4] — 5.75%
Fannie Mae 0%–7.50% 2021–2047[5]	512,891	549,567	4.41
Freddie Mac 1.73%–6.801% 2019–2041[5]	78,057	83,048	.67
Other securities		83,718	.67
		716,333	5.75

Health care — 1.30%
Cardinal Health, Inc. 5.80% 2016	4,500	5,218	.04
Gilead Sciences, Inc. 3.05% 2016	4,300	4,608	.04
Other securities		152,184	1.22
		162,010	1.30

Financials — 1.13%
JPMorgan Chase & Co. 3.25%–3.45% 2016–2022	6,500	6,811	.06
Murray Street Investment Trust I 4.647% 2017	5,000	5,412	.04
American Tower Corp. 4.625% 2015	3,595	3,823	.03
Other securities		124,654	1.00
		140,700	1.13

American Funds Insurance Series   61

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount	Value	Percent of net
	(000)	(000)	assets
Consumer discretionary — 0.86%
Comcast Corp. 5.65%–6.95% 2035–2037	$6,875	$ 9,011	.07%
Other securities		98,128	.79
		107,139	.86
Federal agency bonds & notes — 0.44%™
Freddie Mac 0.75%–2.50% 2016–2018	37,000	38,291	.31
Fannie Mae 6.25% 2029	9,575	13,738	.11
Other securities		3,129	.02
		55,158	.44
Other — 4.66%
Other securities		581,165	4.66
Total bonds, notes & other debt instruments (cost: $2,484,265,000)		2,601,981	20.88

Short-term securities — 9.26%

Freddie Mac 0.10%–0.18% due 1/9–5/20/2013	301,200	301,168	2.42
Fannie Mae 0.12%–0.18% due 2/20–7/1/2013	171,500	171,474	1.37
Federal Home Loan Bank 0.085%–0.21% due 1/11–7/17/2013	146,650	146,618	1.18
U.S. Treasury Bills 0.115%–0.155% due 1/24–5/2/2013	144,200	144,180	1.16
Wal-Mart Stores, Inc. 0.10% due 1/22–1/24/2013[6]	58,700	58,696	.47
Chariot Funding, LLC 0.16% due 1/3/2013[6]	13,900	13,900	.11
Other securities		317,452	2.55
Total short-term securities (cost: $1,153,343,000)		1,153,488	9.26
Total investment securities (cost: $10,463,849,000)		12,677,103	101.73
Other assets less liabilities		(215,464)	(1.73)
Net assets		$12,461,639	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $2,383,000, a cost of $4,464,000, and which represented .02% of the net assets of the fund) was acquired from 6/22/2011 to 9/9/2011 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $467,748,000, which represented 3.75% of the net assets of the fund. This amount includes $459,686,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Index-linked bond whose principal amount moves with a government price index.

4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date. 5 Coupon rate may change periodically.

6 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $591,080,000, which represented 4.74% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

See Notes to Financial Statements

62  American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Amazon	1.50%
Taiwan Semiconductor Manufacturing	1.41
General Electric	1.33
SES	1.27
Merck	1.26

Largest fixed-income holdings by issuer	Percent of net assets
Fannie Mae	4.61%
U.S. Treasury	3.65
Japanese Government	3.06
German Government	1.99
Polish Government	1.82

Common stocks — 61.33%

Consumer staples — 8.34%	Shares	Value (000)	Percent of net assets
Nestlé SA1	28,240	$1,841	1.22%
Anheuser-Busch InBev NV (ADR)	8,750	765	.99
Anheuser-Busch InBev NV1	8,300	725
Lorillard, Inc.	11,300	1,318	.87
Pernod Ricard SA1	9,770	1,149	.76
Procter & Gamble Co.	16,650	1,130	.75
Altria Group, Inc.	28,000	880	.58
Other securities		4,796	3.17
		12,604	8.34

Industrials — 7.97%
General Electric Co.	95,800	2,011	1.33
Siemens AG1	13,800	1,500	.99
Schneider Electric SA1	19,000	1,417	.94
Atlas Copco AB, Class B1	42,900	1,052	.70
Cummins Inc.	9,100	986	.65
Aggreko PLC[1]	33,300	955	.63
Other securities		4,124	2.73
		12,045	7.97

Consumer discretionary — 7.79%
Amazon.com, Inc.[2]	9,030	2,268	1.50
SES SA, Class A (FDR)[1]	66,200	1,915	1.27
Home Depot, Inc.	21,830	1,350	.89
Hyundai Mobis Co., Ltd.[1]	4,640	1,259	.83
Truworths International Ltd.[1]	70,000	908	.60
Other securities		4,078	2.70
		11,778	7.79

Financials — 7.75%
HSBC Holdings PLC (United Kingdom)[1]	166,500	1,761	1.17
HCP, Inc.	26,120	1,180	.78
Industrial and Commercial Bank of China Ltd., Class H1	1,170,000	844	.56
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[2]	51,000	825	.55
Other securities		7,097	4.69
		11,707	7.75

Energy — 6.26%
Royal Dutch Shell PLC, Class B1	53,470	1,892	1.25
Chevron Corp.	14,930	1,615	1.07
Husky Energy Inc.	54,450	1,609	1.06
Kinder Morgan, Inc.	38,000	1,343	.89
Other securities		3,002	1.99
		9,461	6.26

American Funds Insurance Series  63

Global Balanced Fund

Common stocks
Health care — 5.61%	Shares	Value (000)	Percent of net assets
Merck & Co., Inc.	46,520	$1,904	1.26%
Bristol-Myers Squibb Co.	55,310	1,803	1.19
Other securities		4,768	3.16
		8,475	5.61

Information technology — 5.33%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	637,000	2,132	1.41
ASML Holding NV1	22,869	1,481	.98
Oracle Corp.	44,020	1,467	.97
Other securities		2,970	1.97
		8,050	5.33

Materials — 3.93%
MeadWestvaco Corp.	34,000	1,083	.72
Cliffs Natural Resources Inc.	22,500	868	.57
Other securities		3,993	2.64
		5,944	3.93

Telecommunication services — 3.54%
OJSC MegaFon (GDR)[1,2,3]	43,000	1,023	.77
OJSC MegaFon (GDR)[1,2]	6,000	143
Advanced Info Service PCL[1]	150,100	1,033	.68
Other securities		3,154	2.09
		5,353	3.54

Utilities — 1.26%
Power Assets Holdings Ltd.[1]	124,000	1,063	.70
Other securities		843	.56
		1,906	1.26

Miscellaneous — 3.55%
Other common stocks in initial period of acquisition		5,370	3.55
Total common stocks (cost: $83,188,000)		92,693	61.33

Preferred securities — 0.11%

Financials — 0.11%
Other securities		166	.11
Total preferred securities (cost: $150,000)		166	.11

Convertible securities — 0.86%

	Principal amount (000)
Consumer staples — 0.86%
Shoprite Holdings Ltd., 6.50% convertible notes 2017	ZAR8,500	1,304	.86
Total convertible securities (cost: $1,101,000)		1,304	.86

64  American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments — 32.02%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Bonds & notes of governments & government agencies outside the U.S. — 15.49%
Japanese Government:
Series 296, 1.50% 2018	¥155,000	$1,917
Series 310, 1.00% 2020	158,000	1,893	3.06%
1.30%–2.30% 2015–2042	67,500	811
German Government 2.00%–6.25% 2014–2042	€1,960	3,006	1.99
Polish Government:
Series 1020, 5.25% 2020	PLN3,850	1,398
5.25%–5.75% 2014–2021	3,130	1,125	1.82
5.00%–5.125% 2021–2022	$200	237
United Mexican States Government:
Series M10, 7.75% 2017	MXN10,500	906	1.68
3.50%–10.00% 2015–2040[4]	17,524	1,634
United Kingdom 3.75%–5.00% 2019–2040	£755	1,553	1.03
Other securities		8,934	5.91
		23,414	15.49

Corporate bonds & notes — 7.82%
Financials — 2.70%
HSBC Holdings PLC 4.00% 2022	$100	110	.07
Other securities		3,963	2.63
		4,073	2.70

Energy — 1.32%
Chevron Corp. 2.355% 2022	150	150	.10
Shell International Finance BV 1.125% 2017	100	100	.07
Other securities		1,750	1.15
		2,000	1.32

Consumer staples — 0.97%
Anheuser-Busch InBev NV 0.70%–7.75% 2014–2019[5]	235	256	.17
Other securities		1,209	.80
		1,465	.97

Industrials — 0.55%
General Electric Capital Corp. 0.981%–7.125% 2014–2022[5]	380	401	.26
Other securities		435	.29
		836	.55

Other corporate bonds & notes — 2.28%
Other securities		3,451	2.28
Total corporate bonds & notes		11,825	7.82

Mortgage-backed obligations[6] — 5.06%
Fannie Mae:
3.00% 2028	1,175	1,240
3.50% 2028	1,040	1,103	4.61
3.00% 2043	1,000	1,048
2.50%–6.00% 2028–2043	3,324	3,583
Other securities		678	.45
		7,652	5.06

American Funds Insurance Series  65

Global Balanced Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 3.65%
U.S. Treasury — 3.57%
4.50% 2016	$750	$845	3.57%
1.25%–8.875% 2015–2042	4,308	4,546
		5,391	3.57

U.S. Treasury inflation-protected security — 0.08%
0.75% 2042[4]	102	112	.08
Total U.S. Treasury bonds & notes		5,503	3.65
Total bonds, notes & other debt instruments (cost: $47,007,000)		48,394	32.02

Short-term securities — 9.43%

Old Line Funding, LLC 0.20% due 1/9/2013[3]	3,200	3,200	2.12
Regents of the University of California 0.17% due 3/12/2013	2,800	2,799	1.85
Bank of Nova Scotia 0.02% due 1/2/2013	2,700	2,700	1.79
Private Export Funding Corp. 0.26% due 6/18/2013[3]	1,500	1,497	.99
BNZ International Funding Ltd. 0.20% due 1/7/2013[3]	1,450	1,450	.96
Federal Home Loan Bank 0.11% due 3/6/2013	1,300	1,300	.86
GlaxoSmithKline Finance PLC 0.17% due 2/13/2013[3]	1,300	1,300	.86
Total short-term securities (cost: $14,246,000)		14,246	9.43
Total investment securities (cost: $145,692,000)		156,803	103.75
Other assets less liabilities		(5,664)	(3.75)
Net assets		$151,139	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

66  American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation) at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	12/31/2012 (000)
Purchases:
Euros	1/11/2013	HSBC Bank	€328	$424	$9
Euros	1/14/2013	Bank of New York Mellon	€232	$303	3
Euros	1/15/2013	JPMorgan Chase	€317	$416	3
Euros	1/15/2013	Bank of New York Mellon	€308	$399	7
Euros	1/31/2013	Barclays Bank PLC	€306	$405	(1)
Japanese yen	1/9/2013	HSBC Bank	¥23,400	$286	(16)
Japanese yen	1/11/2013	Citibank	¥100,000	$1,219	(64)
					$(59)

Sales:
Euros	1/17/2013	Citibank	¥55,058	€500	$(24)
Forward currency contracts – net					$(83)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $47,516,000, which represented 31.44% of the net assets of the fund. This amount includes $47,031,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,958,000, which represented 7.25% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
£ = British pounds
€ = Euros
¥ = Japanese yen
MXN = Mexican pesos
PLN = Polish zloty
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series  67

Bond Fund

Summary investment portfolio December 31, 2012

Largest holdings (by issuer)	Percent of net assets
Fannie Mae	26.12%
U.S. Treasury	24.42
Freddie Mac	5.14
Government National Mortgage Assn.	.98
United Mexican States Government	.77
J.P. Morgan Chase Commercial Mortgage Securities Corp.	.75
Federal Home Loan Bank	.68
J.P. Morgan Chase Commercial Mortgage Securities Trust	.51
AbbVie	.49
Express Scripts	.47

Bonds, notes & other debt instruments — 93.71%	Principal amount (000)	Value (000)	Percent of net assets

Mortgage-backed obligations[1] — 34.14%
Fannie Mae:
2.50% 2027	$66,832	$69,958
2.50% 2027	31,954	33,593
3.00% 2027	60,599	64,066
2.50% 2028	129,030	134,957
3.50% 2028	142,055	150,734
6.00% 2038	71,152	77,937
6.00% 2038	51,787	56,705
6.00% 2039	33,510	36,692	25.60%
4.00% 2041	47,146	50,620
3.50% 2042	136,799	147,118
3.50% 2042	34,225	36,652
3.00% 2043	404,070	423,516
5.00% 2043	87,000	94,246
6.00% 2043	66,521	72,664
2.14%–9.631% 2022–2043[2]	784,045	844,275
Freddie Mac:
5.50% 2038	61,643	66,601	3.97
0%–5.50% 2018–2042[2]	268,032	289,258
Government National Mortgage Assn. 3.50% 2043	48,598	52,816	.59
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	46,276	.51
Other securities		310,647	3.47
		3,059,331	34.14

U.S. Treasury bonds & notes — 24.42%
U.S. Treasury — 21.81%

1.125% 2013	103,298	103,768
1.25% 2014	191,286	193,520
2.125% 2015	67,500	71,033
0.875% 2016	45,440	46,077
1.00% 2016	50,710	51,669
4.625% 2016	30,000	34,712
7.50% 2016	35,000	44,361
0.625% 2017	52,285	52,212
0.875% 2017	60,630	61,409
1.00% 2017	150,245	152,892
8.75% 2017	75,000	101,408	21.81
1.00% 2019	57,250	56,855
8.75% 2020	40,000	61,897
8.00% 2021	25,000	38,576
1.625% 2022	286,825	283,383
6.00% 2026	30,975	44,759
6.125% 2027	25,000	37,076
3.75% 2041	46,845	54,860
3.00% 2042	81,500	82,722
3.125% 2042	35,000	36,460
0.50%–7.625% 2016–2042[3]	313,624	344,705
		1,954,354	21.81

68  American Funds Insurance Series

Bond Fund

Bond notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury inflation-protected securities[4] — 2.61%

0.125% 2016	$37,989	$40,005
0.125% 2017	102,099	109,324	2.61%
0.125%–2.898% 2013–2042	78,014	84,462
		233,791	2.61
Total U.S. Treasury bonds & notes		2,188,145	24.42

Energy — 4.00%
Chevron Corp. 1.104%–4.95% 2017–2019	10,875	12,768	.14
Other securities		345,662	3.86
		358,430	4.00
Industrials — 2.95%
Volvo Treasury AB 5.95% 2015[5]	34,000	37,123	.41
Other securities		227,163	2.54
		264,286	2.95
Federal agency bonds & notes — 2.87%
Freddie Mac:
1.25% 2019	48,500	48,360	1.17
0.375%–5.00% 2013–2015	55,000	56,087
Federal Home Loan Bank 1.00%–5.50% 2013–2017	58,940	60,797	.68
Fannie Mae 0.50%–5.375% 2013–2016	45,280	46,602	.52
Other securities		44,971	.50
		256,817	2.87
Other — 25.33%
Other securities		2,270,436	25.33
Total bonds, notes & other debt instruments (cost: $8,023,626,000)		8,397,445	93.71

Preferred securities — 0.01%

Financials — 0.01%
Other securities		1,025	.01
Total preferred securities (cost: $785,000)		1,025	.01

Common stocks — 0.00%

Consumer discretionary — 0.00%
Other securities		272	.00
Total common stocks (cost: $1,020,000)		272	.00

American Funds Insurance Series   69

Bond Fund

Short-term securities — 13.79%	Principal amount (000)	Value (000)	Percent of net assets

Freddie Mac 0.06%–0.16% due 1/7–4/9/2013	$313,525	$313,513	3.50%
Federal Home Loan Bank 0.08%–0.18% due 1/7–4/24/2013	299,950	299,924	3.35
Fannie Mae 0.08%–0.16% due 1/7–6/12/2013	191,500	191,484	2.14
Chevron Corp. 0.12% due 1/7/2013[5]	85,000	84,996	.95
Jupiter Securitization Co., LLC 0.20%–0.21% due 1/8–3/12/2013[5]	71,100	71,083	.79
Coca-Cola Co. 0.13%–0.20% due 1/16–4/15/2013[5]	62,000	61,978	.69
Wal-Mart Stores, Inc. 0.09%–0.10% due 1/4–1/30/2013[5]	50,000	49,998	.56
Merck & Co. Inc. 0.10% due 1/31/2013[5]	42,000	41,996	.47
Medtronic Inc. 0.16% due 1/17/2013[5]	40,850	40,846	.46
Other securities		79,241	.88
Total short-term securities (cost: $1,235,008,000)		1,235,059	13.79
Total investment securities (cost: $9,260,439,000)		9,633,801	107.51
Other assets less liabilities		(672,966)	(7.51)
Net assets		$8,960,835	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,518,000, which represented .04% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	1/7/2013	Bank of New York Mellon	$3,874	€3,000	$(78)
Euros	1/11/2013	Citibank	$14,185	€10,930	(243)
Euros	1/25/2013	UBS AG	$2,795	€2,110	10
Japanese yen	1/25/2013	UBS AG	$22,753	¥1,877,036	731
Mexican pesos	1/10/2013	UBS AG	$28,647	MXN373,456	(218)
Mexican pesos	1/10/2013	HSBC Bank	$3,661	MXN47,709	(26)
Mexican pesos	1/10/2013	HSBC Bank	$9,170	MXN119,490	(65)
Swedish kronor	1/7/2013	Barclays Bank PLC	$2,852	SKr18,881	(51)
Swedish kronor	1/22/2013	Barclays Bank PLC	$2,143	SKr14,267	(50)
					$10

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion of a security in this range was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $278,000, which represented less than .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,106,644,000, which represented 12.35% of the net assets of the fund.

Key to abbreviations and symbols

€ = Euros

¥ = Japanese yen

MXN = Mexican pesos

SKr = Swedish kronor

See Notes to Financial Statements

70  American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2012

Largest holdings (by issuer)	Percent of net assets
Japanese Government	10.87%
Fannie Mae	9.96
U.S. Treasury	9.86
Swedish Government	4.71
Polish Government	4.43
United Mexican States Government	4.27
German Government	3.27
South Korean Government	2.77
Spanish Government	2.77
United Kingdom Government	2.09

Bonds, notes & other debt instruments — 94.84%	Principal amount (000)	Value (000)		Percent of net assets
Euros — 15.23%
German Government:
4.25% 2017	€12,400	US$	19,312
2.00% 2022	11,090		15,650	3.27%
6.25% 2030	7,400		15,796
1.50%–5.625% 2015–2040[1]	22,316		35,017
Spanish Government:
3.80% 2017	13,600		17,936
5.50% 2017	22,965		32,144	2.77
5.50% 2021	12,125		16,436
4.20% 2037	5,800		6,147
Italian Government:
4.75% 2017	15,590		21,979	1.76
4.75%–5.50% 2017–2040	17,475		24,289
Austrian Government, Series 2, 4.65% 2018	20,150		31,839	1.21
Netherlands Government Eurobond:
4.25% 2013	13,000		17,542	1.14
3.75%–4.50% 2017–2042	7,375		12,278
Hungarian Government 3.875%–6.00% 2018–2020	5,400		7,319	.28
Canadian Government 3.50% 2020	4,000		6,278	.24
Other securities			119,502	4.56
			399,464	15.23

Japanese yen — 10.87%
Japanese Government:
Series 269, 1.30% 2015	¥5,047,000		59,819
Series 284, 1.70% 2016	3,883,500		47,609
Series 299, 1.30% 2019	4,898,550		60,060	10.87
Series 310, 1.00% 2020	4,814,900		57,676
Series 21, 2.30% 2035	1,330,000		16,666
0.70%–2.40% 2013–2038	3,623,800		43,333
			285,163	10.87

Swedish kronor — 4.71%
Swedish Government:
Series 1051, 3.75% 2017	SKr308,920		53,431
Series 105, 3.50% 2022	187,180		33,725	4.71
3.50%–6.75% 2014–2028[1]	190,537		36,304
			123,460	4.71

Polish zloty — 4.20%
Polish Government:
Series 0414, 5.75% 2014	PLN 64,500		21,544
Series 1017, 5.25% 2017	158,325		55,796	4.20
5.75% 2022	42,790		16,219
5.25%–5.75% 2020–2021	45,000		16,650
			110,209	4.20

American Funds Insurance Series  71

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)		Percent of net assets
Mexican pesos — 4.19%
United Mexican States Government:
Series M, 6.25% 2016	MXN225,500	US$	18,188
Series M10, 7.25% 2016	235,000		19,658
Series M, 8.00% 2020	170,000		15,499	4.19%
Series M30, 10.00% 2036	155,000		17,369
Series M30, 5.00%–9.50% 2014–2017	476,400		39,120
			109,834	4.19

South Korean won — 2.74%
South Korean Government:
3.75% 2013	KRW 7,250,000		6,802
Series 1703, 3.50% 2017	17,300,000		16,533	2.74
5.50% 2017	30,934,300		32,111
5.75% 2018	15,457,680		16,517
			71,963	2.74

British pounds — 2.26%
United Kingdom:
3.75% 2021	£11,620		22,178	2.09
1.75%–5.00% 2016–2040	17,630		32,709
Other securities			4,537	.17
			59,424	2.26

Norwegian kroner — 1.89%
Norwegian Government:
5.00% 2015	NKr 65,000		12,657
4.25% 2017	105,210		21,134	1.89
4.50% 2019	74,610		15,686
			49,477	1.89

Canadian dollars — 1.67%
Canadian Government 2.00%–4.50% 2014–2021	C$23,935		26,202	1.00
Other securities			17,575	.67
			43,777	1.67

Malaysian ringgits — 1.26%
Malaysian Government:
Series 0210, 4.012% 2017	MYR41,000		13,861	1.26
3.814%–5.094% 2014–2018	56,860		19,103
			32,964	1.26

Singapore dollars — 0.88%
Singapore (Republic of) 3.75% 2016	S$24,885		22,963	.88

Hungarian forints — 0.80%
Hungarian Government 6.75%–7.00% 2017–2022	HUF4,370,000		20,858	.80

Australian dollars — 0.65%
Queensland Treasury Corp., Series 15, 6.00% 2015	A$12,000		13,448	.51
Other securities			3,494	.14
			16,942	.65

72  American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)		Percent of net assets
U.S. dollars — 41.74%
Fannie Mae:
2.50% 2028[2]	US$	20,290	US$	21,222
3.00% 2043[2]		65,330		68,474	9.96%
6.00% 2043[2]		16,648		18,185
2.184%–6.50% 2022–2043[2,3]		143,439		153,474
U.S. Treasury:
1.25% 2014		17,430		17,634
2.625% 20164		21,250		22,741
0.625% 2017		15,065		15,044
0.875% 2017		14,860		15,051	8.89
1.00% 2017		19,495		19,838
1.625% 2022		16,057		15,864
3.00% 2042		15,000		15,225
0.625%–6.50% 2013–204[1]		100,082		111,625
U.S. Treasury Inflation-Protected Securities:
0.125%–1.875% 2013–20421		23,947		25,517	.97
Freddie Mac 0%–6.50% 2016–2042[2,3]		43,197		45,283	1.73
Polish Government 5.00%–6.375% 2019–2022		4,910		5,998	.23
United Mexican States Government Global 5.95% 2019		1,660		2,050	.08
Hungarian Government 6.25% 2020		1,400		1,552	.06
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]		1,240		1,292	.05
South Korean Government 5.75% 2014		700		744	.03
Other securities				517,857	19.74
				1,094,670	41.74

Other currencies — 1.75%
Other securities				45,994	1.75
Total bonds, notes & other debt instruments (cost: $2,362,709,000)				2,487,162	94.84

Common stocks — 0.00%
U.S. dollars — 0.00%
Other securities				—[6]	.00
Total common stocks (cost: $0)				—[6]	.00

Short-term securities — 8.56%

Freddie Mac 0.07%–0.14% due 2/27–5/1/2013		56,300		56,290	2.15
Commonwealth Bank of Australia 0.20% due 1/8/20135		30,000		29,999	1.14
Federal Home Loan Bank 0.125%–0.152% due 3/4-4/1/2013		28,500		28,499	1.09
Private Export Funding Corp. 0.26% due 6/18/20135		22,300		22,263	.85
Svenska Handelsbanken Inc. 0.26% due 2/15/20135		22,000		21,994	.84
Fannie Mae 0.115% due 3/13/2013		21,800		21,799	.83
Bank of Nova Scotia 0.02%–0.12% due 1/2/2013		16,000		16,000	.61
Old Line Funding, LLC 0.20% due 1/9/20135		15,500		15,500	.59
Other securities				12,199	.46
Total short-term securities (cost: $224,532,000)				224,543	8.56
Total investment securities (cost: $2,587,241,000)				2,711,705	103.40
Other assets less liabilities				(89,089)	(3.40)
Net assets			US$	2,622,616	100.00%

American Funds Insurance Series  73

Global Bond Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $399,000, which represented .02% of the net assets of the fund. One of these securities (which represented less than .01% of the net assets of the fund) was acquired on 4/30/2010 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
					(depreciation) at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Euros	1/10/2013	HSBC Bank	€17,632	$22,853	US$	423
Euros	1/18/2013	UBS AG	€18,219	$24,000	52
Euros	1/24/2013	HSBC Bank	€11,561	$15,301	(38)
Japanese yen	1/8/2013	Bank of New York Mellon	¥293,477	$3,586	(199)
Japanese yen	1/9/2013	UBS AG	¥341,432	$4,159	(218)
Japanese yen	1/15/2013	Bank of New York Mellon	¥3,000,000	$36,401	(1,769)
Japanese yen	1/15/2013	Barclays Bank PLC	¥1,240,002	$15,088	(732)
Japanese yen	1/22/2013	HSBC Bank	¥990,354	$11,834	(400)
Japanese yen	1/24/2013	HSBC Bank	¥1,156,890	$13,749	(393)
Japanese yen	1/24/2013	HSBC Bank	¥2,717,783	$32,300	(923)
Japanese yen	2/7/2013	UBS AG	¥1,096,110	$12,743		(87)
					US$	(4,284)

Sales:
British pounds	1/14/2013	UBS AG	€15,800	£12,800	US$	66
Euros	1/7/2013	HSBC Bank	$7,605	€5,810	(64)
Euros	1/8/2013	Bank of New York Mellon	¥186,366	€1,760	(172)
Euros	1/17/2013	HSBC Bank	$15,765	€12,060	(156)
Euros	1/22/2013	HSBC Bank	¥991,681	€8,995	(426)
Mexican pesos	1/10/2013	HSBC Bank	$8,559	MXN111,531	(61)
Mexican pesos	1/10/2013	HSBC Bank	$3,418	MXN44,531	(24)
Mexican pesos	1/10/2013	UBS AG	$26,739	MXN348,582		(203)
					US $	(1,040)

Forward currency contracts – net					US$	(5,324)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $4,066,000, which represented .16% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $241,301,000, which represented 9.20% of the net assets of the fund.
[6]	Amount less than one thousand.

See Notes to Financial Statements

74  American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2012

Largest holdings (by issuer)	Percent of net assets

First Data	2.93%
Sprint Nextel	2.39
Reynolds Group	2.13
Clearwire	2.00
MGM Resorts International	1.78
Realogy Holdings	1.76
CIT Group	1.59
Frontier Communications	1.54
Wind Acquisition	1.47
inVentiv Health	1.45

Bonds, notes & other debt instruments — 92.51%	Principal amount (000)	Value (000)	Percent of net assets
Consumer discretionary — 16.93%
MGM Resorts International:
5.875% 2014	$10,080	$10,534	1.78%
6.625%–8.625% 2015–2022[1]	24,425	25,920
Boyd Gaming Corp.:
9.125% 2018	9,190	9,420	1.20
6.75%–9.00% 2014–2020[1]	15,400	15,233
Univision Communications Inc.:
Term Loan B, 4.462% 2017[2,3,4]	16,240	16,005	1.01
8.50% 2021[1]	4,570	4,741
Needle Merger Sub Corp. 8.125% 2019[1]	12,955	13,246	.65
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,846	.63
Other securities		238,958	11.66
		346,903	16.93

Industrials — 12.89%
CEVA Group PLC 8.375%–12.75% 2016–2020[1]	25,110	21,767	1.06
Ply Gem Industries, Inc.:
9.375% 2017[1]	2,650	2,829	1.03
8.25% 2018	16,910	18,347
Hawker Beechcraft Acquisition Co., LLC:
Debtor in Possession Delayed Draw, 9.75% 2013[2,3,4]	4,026	4,088
Letter of Credit, 2.211% 2014[2,3,4]	572	310
Term Loan B, 4.25% 2014[2,3,4]	25,990	14,100	1.00
Term Loan B, 10.75% 2014[2,3,4]	1,952	1,103
8.50%–9.75% 2015–2017[5,6]	11,033	935
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	19,436	.95
BE Aerospace, Inc. 5.25% 2022	12,155	12,945	.63
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[2]	9,500	10,390	.51
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,361	.51
Euramax International, Inc. 9.50% 2016	10,880	10,200	.50
Other securities		137,482	6.70
		264,293	12.89

American Funds Insurance Series  75

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services — 11.25%
Sprint Nextel Corp.:
8.375% 2017	$9,250	$10,799
7.00% 2020	13,250	14,542	2.39%
6.00%–11.50% 2016–2022[1]	19,950	23,643
Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015[1]	13,790	14,893
Series B, 12.00% 2015[1]	12,480	13,478	2.00
14.75% 2016[1]	1,250	1,722
12.00% 2017[1]	9,135	10,825
Frontier Communications Corp.:
8.25% 2017	10,150	11,774	1.54
7.125%–9.25% 2018–2023	17,475	19,801
Wind Acquisition SA:
11.75% 2017[1]	17,618	18,543
7.25% 2018[1]	5,975	6,080	1.47
7.375% 2018	€4,075	5,480
Cricket Communications, Inc.:
7.75% 2016	$17,485	18,600	1.17
7.75% 2020	5,200	5,330
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	14,741	.72
Other securities		40,307	1.96
		230,558	11.25

Health care — 10.26%
inVentiv Health Inc.:
10.25% 2018[1]	16,890	14,737	1.45
9.00%–10.00% 2018[1]	15,910	15,033
Quintiles, Term Loan B-2, 4.50% 2018[2,3,4]	17,270	17,270	.84
VPI Escrow Corp. 6.375% 2020[1]	13,525	14,573	.71
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]	10,350	10,867	.53
DJO Finance LLC 7.75% 2018	10,800	10,449	.51
Other securities		127,440	6.22
		210,369	10.26

Financials — 9.78%
Realogy Corp.:
Term Loan B, 4.461% 2016[2,3,4]	18,818	18,900
Letter of Credit, 4.461% 2016[2,3,4]	1,327	1,332	1.76
7.875% 2019[1]	11,850	12,976
7.625%–9.00% 2020[1]	2,500	2,874
CIT Group Inc.:
Series C, 4.75% 2015[1]	11,365	11,876
5.00% 2017	14,800	15,762	1.59
4.25%–5.50% 2017–2019[1]	4,750	5,049
iStar Financial Inc.:
Term Loan B, 5.75% 2017[2,3,4]	18,099	18,325	1.02
Series B, 9.00% 2017	2,380	2,606
International Lease Finance Corp. 4.875% 2015	16,810	17,463	.85
Other securities		93,362	4.56
		200,525	9.78

Energy — 8.48%
NGPL PipeCo LLC 9.625% 2019[1]	13,750	15,881	.77
QGOG Constellation S.A. 6.25% 2019[1]	10,950	11,443	.56
Other securities		146,442	7.15
		173,766	8.48

76  American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Materials — 8.13%
Reynolds Group Inc.:
9.875% 2019	$9,885	$10,626
5.75% 2020[1]	26,005	26,915	2.13%
7.125%–9.00% 2018–2019	5,740	6,100
Inmet Mining Corp. 8.75% 2020[1]	13,385	14,690	.71
Georgia Gulf Corp. 9.00% 2017[1]	10,593	11,838	.58
CEMEX Finance LLC 9.375% 2022[1]	8,125	9,181	.45
Other securities		87,360	4.26
		166,710	8.13

Information technology — 6.90%
First Data Corp.:
11.25% 2016	18,095	17,824
Term Loan D, 5.211% 2017[2,3,4]	6,737	6,638	2.93
12.625% 2021	9,429	9,971
6.75%–10.55% 2015–2022[1,2,6]	25,097	25,656
SRA International, Inc.:
Term Loan B, 6.50% 2018[2,3,4]	14,378	13,748	1.06
11.00% 2019	7,835	8,031
Other securities		59,589	2.91
		141,457	6.90

Consumer staples — 3.52%
Albertson’s, Inc. 7.25% 2013	460	466
SUPERVALU Inc.:
7.50% 2014	10,385	10,125	1.03
8.00% 2016	1,625	1,556
Term Loan B, 8.00% 2018[2,3,4]	8,905	9,059
Rite Aid Corp. 10.25% 2019	8,995	10,299	.50
Other securities		40,649	1.99
		72,154	3.52

Utilities — 2.83%
TXU, Term Loan, 4.713% 2017[2,3,4]	14,696	9,896	.99
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	13,230	10,419
Other securities		37,622	1.84
		57,937	2.83

Other — 1.54%
Other securities		31,470	1.54
Total bonds, notes & other debt instruments (cost: $1,821,869,000)		1,896,142	92.51

American Funds Insurance Series  77

High-Income Bond Fund

Convertible securities — 0.14%		Value (000)	Percent of net assets
Other — 0.14%
Other securities		$2,877	.14%
Total convertible securities (cost: $2,335,000)		2,877	.14

Preferred securities — 0.25%

Financials — 0.25%
Other securities		5,161	.25
Total preferred securities (cost: $4,160,000)		5,161	.25

Common stocks — 0.37%

Other — 0.37%
Other securities		7,576	.37
Total common stocks (cost: $10,502,000)		7,576	.37

Rights & warrants — 0.03%

Consumer discretionary — 0.03%
Other securities		547	.03
Total rights & warrants (cost: $165,000)		547	.03

Short-term securities — 5.83%	Principal
	amount
	(000)
Federal Home Loan Bank 0.085%–0.11% due 2/15–3/20/2013	$72,800	72,795	3.55
Variable Funding Capital Company LLC 0.14% due 1/31/2013[1]	19,800	19,798	.96
Paccar Financial Corp. 0.16% due 1/17/2013	10,000	9,999	.49
Private Export Funding Corp. 0.26% due 6/12/2013[1]	9,400	9,385	.46
Other securities		7,599	.37
Total short-term securities (cost: $119,570,000)		119,576	5.83
Total investment securities (cost: $1,958,601,000)		2,031,879	99.13
Other assets less liabilities		17,838	.87
Net assets		$2,049,717	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,678,000, which represented .57% of the net assets of the fund. Some of these securities (with an aggregate value of $2,922,000, an aggregate cost of $5,656,000, and which represented .14% of the net assets of the fund) were acquired from 9/17/2009 to 12/31/2012 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

78  American Funds Insurance Series

High-Income Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized
					depreciation at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	1/7/2013	Bank of New York Mellon	$3,882	€3,000	$(78)
Euros	1/7/2013	JPMorgan Chase	$1,135	€875	(20)
					$(98)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $702,429,000, which represented 34.27% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $250,885,000, which represented 12.24% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to symbol
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series  79

Mortgage Fund

Investment portfolio December 31, 2012

0
Bonds, notes & other debt instruments — 86.14%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations — 74.98%
Federal agency mortgage-backed obligations[1] — 71.38%
Government National Mortgage Assn.:
4.00% 2039	$980	$1,047
6.00% 2039	1,640	1,835
4.00% 2040	581	620
5.50% 2040	10,848	11,937
4.50% 2041	344	376
5.00% 2041	6,193	6,776
5.00% 2041	2,867	3,041	25.85%
6.50% 2041	2,960	3,350
3.00% 2042	624	664
3.50% 2042	629	665
4.00% 2042	142	152
3.50% 2043[2]	1,125	1,223
3.50% 2043[2]	950	1,032
4.00% 2043[2]	2,250	2,468
Freddie Mac:
3.00% 2026	277	292
2.50% 2027	1,441	1,507
4.50% 2036	4,781	5,141
5.50% 2037	105	113
5.00% 2038	953	1,027
5.50% 2038	1,500	1,619
5.50% 2038	423	457
5.50% 2038	291	314
5.50% 2038	262	283
5.50% 2038	241	260
5.50% 2038	124	134
3.819% 2039[3]	467	497
4.50% 2039	1,206	1,295
5.50% 2039	3,225	3,485
5.50% 2039	939	1,014
4.50% 2040	855	921
4.50% 2040	431	464
4.50% 2040	155	167
4.50% 2041	406	438	22.06
2.562% 2042[3]	260	272
4.00% 2042	1,220	1,326
4.50% 2042	1,216	1,305
3.50% 2043[2]	1,050	1,117
4.00% 2043[2]	3,125	3,337
4.50% 2043[2]	1,250	1,342
Series K501, Class A1, multifamily 1.337% 2016	96	98
Series K711, Class A1, multifamily 1.321% 2018	150	153
Series K705, Class A2, multifamily 2.303% 2018	146	154
Series K706, Class A2, multifamily 2.323% 2018	200	211
Series K704, Class A2, multifamily 2.412% 2018	75	79
Series K711, Class A2, multifamily 1.73% 2019	150	153
Series K709, Class A2, multifamily 2.086% 2019	125	130
Series K015, Class A1, multifamily 2.257% 2020	47	50
Series K019, Class A1, multifamily 1.459% 2021	148	150
Series K017, Class A2, multifamily 2.873% 2021	200	214
Series K022, Class A1, multifamily 1.583% 2022	175	178
Series K022, Class A2, multifamily 2.355% 2022	175	178
Series K020, Class A2, multifamily 2.373% 2022	150	153

80  American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[1] (continued)
Fannie Mae:
2.50% 2027	$3,925	$4,109
2.50% 2027	542	568
2.50% 2027	189	198
2.50% 2027	91	95
3.00% 2028[2]	4,250	4,487
3.521% 2040[3]	628	667
4.184% 2040[3]	1,028	1,095
3.469% 2041[3]	430	455
3.568% 2041[3]	404	427
3.766% 2041[3]	555	589
4.00% 2041	379	407	16.00%
2.505% 2042[3]	580	608
3.50% 2042	1,172	1,253
4.00% 2042	1,924	2,088
2.52% 2043[2,3,4]	340	355
3.00% 2043[2]	3,450	3,616
Series 2012-M14, multifamily 1.114% 2017	150	152
Series 2012-M9, multifamily 1.513% 2017	150	153
Series 2012-M5, Class A1, multifamily 1.787% 2022	121	124
Series 2012-M2, Class A2, multifamily 2.717% 2022	200	209
Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	107
Vendee Mortgage Trust:
Series 2011-2, Class V, 3.75% 2028	6,234	6,855	6.88
Series 2011-2, Class DA, 3.75% 2033	233	244
Series 2010-1, Class DA, 4.25% 2035	2,096	2,264
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.759% 2048[3,5]	801	803	.59
		97,142	71.38

Other mortgage-backed securities[1] — 3.60%

Bank of Nova Scotia:
1.25% 2014[5]	200	203	.46
1.75% 2017[5]	200	207
1.95% 2017[5]	200	209
Westpac Banking Corp.:
1.375% 2015[5]	200	203
2.45% 2016[5]	200	211	.45
1.25% 2017[5]	200	200
Bank of Montreal:
1.30% 2014[5]	250	254	.38
1.95% 2017[5]	250	261
UBS AG:
1.875% 2015[5]	200	205	.30
2.25% 2017[5]	200	207
National Bank of Canada 2.20% 2016[5]	250	263	.19
Australia & New Zealand Banking Group Ltd. 2.40% 2016[5]	250	263	.19
Commonwealth Bank of Australia 2.25% 2017[5]	250	261	.19
Barclays Bank PLC 2.25% 2017[5]	250	258	.19
Caisse Centrale Desjardins 1.60% 2017[5]	250	257	.19
Stadshypotek AB 1.875% 2019[5]	250	250	.19

American Funds Insurance Series  81

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations (continued)
Other mortgage-backed securities[1] (continued)
Credit Suisse Group AG 2.60% 2016[5]	$200	$211	.16%
Sparebank 1 Boligkreditt AS 2.30% 2017[5]	200	209	.15
Nordea Eiendomskreditt AS 2.125% 2017[5]	200	209	.15
Swedbank AB 2.125% 2016[5]	200	208	.15
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[5]	200	198	.15
Northern Rock PLC 5.625% 2017[5]	125	146	.11
		4,893	3.60
Total mortgage-backed obligations		102,035	74.98

Federal agency bonds & notes — 7.58%
Federal Home Loan Bank:
1.875% 2013	7,425	7,485
Series 2816, 1.00% 2017	1,145	1,158	7.20
1.00% 2017	150	150
4.125% 2020	850	1,006
Freddie Mac 1.75% 2015	500	518	.38
		10,317	7.58

U.S. Treasury bonds & notes — 3.02%
U.S. Treasury inflation-protected securities[6] — 1.66%

0.625% 2013	1,083	1,082
0.125% 2016	445	469	1.66
0.125% 2017	662	709
		2,260	1.66

U.S. Treasury — 1.36%
0.50% 2013	1,000	1,002	1.36
0.50% 2014	850	854
		1,856	1.36
Total U.S. Treasury bonds & notes		4,116	3.02

Municipals — 0.56%
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Bonds, Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	250	264	.20
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	215	249	.18
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043	250	248	.18
		761	.56
Total bonds, notes & other debt instruments (cost: $115,996,000)		117,229	86.14

82  American Funds Insurance Series

Mortgage Fund

Short-term securities — 26.37%	Principal amount (000)	Value (000)	Percent of net assets
KfW 0.13% due 1/7/2013[5]	$3,000	$3,000	2.21%
Harvard University 0.14% due 1/9/2013	3,000	3,000	2.21
Merck & Co. Inc. 0.10% due 1/31/2013[5]	3,000	3,000	2.20
Paccar Financial Corp. 0.14% due 2/4/2013	3,000	3,000	2.20
Regents of the University of California 0.16% due 2/12/2013	3,000	2,999	2.20
Chariot Funding, LLC 0.20% due 3/8/2013[5]	3,000	2,999	2.20
Coca-Cola Co. 0.20% due 4/15/2013[5]	3,000	2,999	2.20
Procter & Gamble Co. 0.15% due 2/28/2013[5]	2,700	2,699	1.98
Private Export Funding Corp. 0.26% due 4/19/2013[5]	2,700	2,698	1.98
Wal-Mart Stores, Inc. 0.10% due 1/29/2013[5]	2,000	2,000	1.47
Medtronic Inc. 0.16% due 1/17/2013[5]	2,000	2,000	1.47
Walt Disney Co. 0.15% due 3/11/2013[5]	2,000	1,999	1.47
Variable Funding Capital Company LLC 0.14% due 1/31/2013[5]	1,900	1,900	1.40
Google Inc. 0.15% due 3/6/2013[5]	1,600	1,600	1.18
Total short-term securities (cost: $35,891,000)		35,893	26.37
Total investment securities (cost: $151,887,000)		153,122	112.51
Other assets less liabilities		(17,029)	(12.51)
Net assets		$136,093	100.00%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $355,000, which represented .26% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,590,000, which represented 23.95% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series  83

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2012

Bonds, notes & other debt instruments — 86.55%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[1] — 52.89%
Fannie Mae:
2.50% 2027	$66,187	$69,282
3.00% 2028[2]	160,491	169,443
6.00% 2038	31,670	34,678
6.00% 2038	29,413	32,218
3.00% 2043[2]	163,020	170,865	32.09%
3.50% 2043[2]	139,925	149,222
4.00% 2043[2]	39,658	42,521
6.00% 2043[2]	33,839	36,964
0%–11.187% 2017–2043[2,3,4]	487,656	522,215
Freddie Mac:
5.50% 2038	38,282	41,337
4.00% 2041	29,226	31,236	11.58
4.50% 2041	27,505	29,688
0%–6.00% 2014–2042[3]	319,136	340,464
Government National Mortgage Assn.:
5.50% 2040	39,837	43,834
3.50% 2043[2]	79,630	86,529	7.56
2.50%–6.50% 2026–2058[2,3]	146,675	158,849
Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	27,678	29,093	1.43
Series 2010-1, Class DA, 4.25% 2035	23,666	25,557
Other securities		8,764	.23
		2,022,759	52.89

U.S. Treasury bonds & notes — 21.24%

U.S. Treasury — 16.86%

1.125% 2013	65,233	65,529
1.875% 2014	37,090	37,807
1.875% 2015	26,550	27,580
2.125% 2015	40,000	42,094
11.25% 2015	50,680	62,418
3.25% 2017	50,470	56,128	16.86
3.50% 2018	23,400	26,635
1.00% 2019	25,750	25,572
1.625% 2022	38,390	37,929
4.625% 2040	24,885	33,507
0.75%–8.125% 2014–2042	201,930	229,702
		644,901	16.86
U.S. Treasury inflation-protected securities[5] — 4.38%
0.625% 2013	28,415	28,386
0.125% 2017	74,922	80,224	4.38
0.125% 2022	25,892	28,104
0.75%–2.125% 2013–2042	27,167	30,576
		167,290	4.38
Total U.S. Treasury bonds & notes		812,191	21.24

84  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes — 12.22%
Federal Home Loan Bank:
1.875% 2013	$27,355	$27,574
3.625% 2013	68,220	70,073
5.50% 2014	57,160	61,965	6.71%
Series 2816, 1.00% 2017	56,095	56,739
1.00%–4.125% 2013–2020	38,190	40,320
Freddie Mac:
0.375% 2014	26,550	26,589	1.82
1.25%–1.75% 2015–2019	42,155	42,955
Tennessee Valley Authority:
Series A, 3.875% 2021	30,475	35,404	1.79
1.875%–5.88% 2022–2042	28,850	33,100
Fannie Mae:
0.75% 2013	37,750	37,937	1.06
6.625% 2030	1,650	2,502
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds 1.625%–2.625% 2014	23,500	24,096	.63
Private Export Funding Corp. 1.45% 2019	4,750	4,727	.12
Other securities		3,357	.09
		467,338	12.22

Bonds & notes of government agencies outside the U.S. — 0.20%
Other securities		7,575	.20
Total bonds, notes & other debt instruments (cost: $3,236,569,000)		3,309,863	86.55

American Funds Insurance Series  85

U.S. Government/AAA-Rated Securities Fund

Short-term securities — 31.14%	Principal amount (000)	Value (000)	Percent of net assets
Procter & Gamble Co. 0.15%–0.16% due 1/14–2/28/2013[6]	$107,100	$107,092	2.80%
Coca-Cola Co. 0.14%–0.21% due 1/25–4/16/2013[6]	105,600	105,580	2.76
Wal-Mart Stores, Inc. 0.09%–0.10% due 1/4–1/30/2013[6]	97,000	96,994	2.54
National Rural Utilities Cooperative Finance Corp. 0.14%–0.15% due 1/7–2/7/2013	90,000	89,993	2.35
Private Export Funding Corp. 0.26%–0.27% due 4/19–6/12/2013[6]	89,900	89,777	2.35
Variable Funding Capital Company LLC 0.17%–0.18% due 1/14–2/8/2013[6]	75,000	74,991	2.33
Wells Fargo & Co. 0.14% due 3/13/2013	14,200	14,193
Walt Disney Co. 0.11%–0.16% due 2/11–4/3/2013[6]	77,600	77,570	2.03
Chariot Funding, LLC 0.21%–0.22% due 2/5–3/18/2013[6]	54,591	54,579	1.95
Jupiter Securitization Co., LLC 0.21% due 3/21/2013[6]	20,000	19,992
Emerson Electric Co. 0.11%–0.15% due 1/28–3/26/2013[6]	67,900	67,888	1.78
Paccar Financial Corp. 0.15%–0.17% due 1/7–3/13/2013	59,300	59,287	1.55
Regents of the University of California 0.16%–0.17% due 2/12–3/18/2013	51,930	51,917	1.36
Medtronic Inc. 0.16%–0.17% due 1/17–2/14/2013[6]	47,200	47,192	1.23
Federal Farm Credit Banks 0.11%–0.18% due 1/22–10/18/2013	43,000	42,972	1.12
Merck & Co. Inc. 0.10% due 1/31/2013[6]	40,000	39,997	1.05
John Deere Credit Ltd. 0.20% due 2/12/2013[6]	28,800	28,793	.75
General Electric Capital Corp. 0.12% due 3/18/2013	28,500	28,492	.74
Federal Home Loan Bank 0.145% due 2/20/2013	16,897	16,896	.44
Other securities		76,852	2.01
Total short-term securities (cost: $1,191,060,000)		1,191,047	31.14
Total investment securities (cost: $4,427,629,000)		4,500,910	117.69
Other assets less liabilities		(676,647)	(17.69)
Net assets		$3,824,263	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,291,000, which represented .14% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $881,454,000, which represented 23.05% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

86  American Funds Insurance Series

Cash Management Fund

Investment portfolio December 31, 2012

Short-term securities — 100.34%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency discount notes — 36.98%
Freddie Mac 0.05%–0.15% due 1/16–6/10/2013	$73,100	$73,090	13.63%
Federal Home Loan Bank 0.085%–0.13% due 1/4–4/19/2013	71,200	71,195	13.28
Fannie Mae 0.08%–0.15% due 1/25–3/20/2013	43,950	43,947	8.20
Federal Farm Credit Banks 0.14% due 2/25/2013	10,000	9,998	1.87
		198,230	36.98

Commercial paper — 31.87%
Regents of the University of California 0.16%–0.18% due 1/24–2/12/2013	16,600	16,597	3.09
GlaxoSmithKline Finance PLC 0.16% due 2/7/2013[1]	15,400	15,397	2.87
Province of Ontario 0.15% due 2/1/2013	15,000	14,997	2.80
Toyota Credit Canada Inc. 0.14% due 1/18/2013	12,600	12,599	2.35
Victory Receivables Corp. 0.21% due 1/8/2013[1]	12,000	11,999	2.24
KfW 0.20% due 2/26/2013[1]	11,400	11,398	2.13
Thunder Bay Funding, LLC 0.17% due 1/2/2013[1]	11,300	11,300	2.11
Chariot Funding, LLC 0.20% due 1/9/2013[1]	10,000	10,000	1.87
Commonwealth Bank of Australia 0.20% due 1/8/2013[1]	10,000	10,000	1.87
Variable Funding Capital Company LLC 0.17% due 1/9/2013[1]	10,000	10,000	1.87
BHP Billiton Finance (USA) Limited 0.17% due 1/28/2013[1]	10,000	9,999	1.86
Medtronic Inc. 0.16% due 1/24/2013[1]	10,000	9,999	1.86
Bank of Nova Scotia 0.12% due 1/2/2013	8,700	8,700	1.62
National Rural Utilities Cooperative Finance Corp. 0.14% due 1/17/2013	8,100	8,099	1.51
Coca-Cola Co. 0.13% due 1/16/2013[1]	5,000	5,000	.93
Emerson Electric Co. 0.15% due 1/28/2013[1]	4,800	4,799	.89
		170,883	31.87

U.S. Treasuries — 29.81%
U.S. Treasury Bills 0.085%–0.155% due 1/3–4/11/2013	159,800	159,792	29.81

Discount notes — 1.68%
International Bank for Reconstruction and Development 0.11% due 2/4/2013	9,000	8,999	1.68
Total investment securities (cost: $537,880,000)		537,904	100.34
Other assets less liabilities		(1,798)	(.34)
Net assets		$536,106	100.00%

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $109,891,000, which represented 20.50% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series  87

Financial statements

Statements of assets & liabilities at December 31, 2012

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund		International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$263,620	$5,229,632	$3,553,936	$21,919,184		$9,113,236
Affiliated issuers	—	—	69,347	350,297		—
Cash denominated in currencies other than U.S. dollars	—	—	117	—		954
Cash	81	419	119	1,071		193
Unrealized appreciation on open forward currency contracts	—	—	11	—		199
Receivables for:
Sales of investments	6	—	6,250	—		35,840
Sales of fund’s shares	54	541	656	2,916		7,841
Closed forward currency contracts	—	—	—	—		—
Dividends and interest	256	5,111	2,089	9,600		20,214
Other	—	—	—	—		—
	264,017	5,235,703	3,632,525	22,283,068		9,178,477
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—		3,333
Payables for:
Purchases of investments	1,537	15,300	1,746	24,456		633
Repurchases of fund’s shares	216	28,054	6,363	33,061		37,195
Closed forward currency contracts	—	—	—	—		—
Investment advisory services	127	2,313	2,121	6,158		3,800
Distribution services	48	785	542	3,171		1,157
Administrative services	2	44	30	188		77
Trustees’ deferred compensation	1	27	17	347		158
Non-U.S. taxes	—	74	—	—		4,608
Other	1	44	50	57		133
	1,932	46,641	10,869	67,438		51,094
Net assets at December 31, 2012	$262,085	$5,189,062	$3,621,656	$22,215,630		$9,127,383
Investment securities, at cost:
Unaffiliated issuers	$218,093	$3,893,011	$2,835,274	$14,772,334		$7,206,590
Affiliated issuers	—	—	$108,808	$323,592		—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	$117	—		$954

Net assets consist of:
Capital paid in on shares of beneficial interest	$230,774	$4,203,797	$3,410,177	$16,736,246		$8,558,081
Undistributed (distributions in excess of) net investment income	321	2,832	(28,275)	87,829		(23,909)
(Accumulated) undistributed net realized (loss) gain	(14,539)	(354,096)	(439,466)	(1,781,998)		(1,305,508)
Net unrealized appreciation	45,529	1,336,529	679,220	7,173,553		1,898,719
Net assets at December 31, 2012	$262,085	$5,189,062	$3,621,656	$22,215,630		$9,127,383
Shares of beneficial interest issued and outstanding (no stated
par value) — unlimited shares authorized:
Class 1:
Net assets	$32,807	$1,465,623	$1,018,390	$7,115,681		$3,618,663
Shares outstanding	2,410	62,159	50,518	116,837		204,649
Net asset value per share	$13.61	$23.58	$20.16	$60.90		$17.68
Class 2:
Net assets	$229,278	$3,723,438	$2,603,265	$14,910,964		$5,465,025
Shares outstanding	16,919	158,849	131,050	246,669		310,094
Net asset value per share	$13.55	$23.44	$19.86	$60.45		$17.62
Class 3:
Net assets	—	—	—	$188,984		$43,694
Shares outstanding	—	—	—	3,100		2,468
Net asset value per share	—	—	—	$60.97		$17.70
Class 4:
Net assets	—	$1	$1	$1		$1
Shares outstanding	—	— *	— *	—	*	— *
Net asset value per share	—	$23.58	$20.16	$60.90		$17.68

See end of Statements of Assets & Liabilities for footnote.

88  American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund		Global Bond Fund

$2,507,768	$4,737,805	$2,007,044	$23,290,313	$434,529	$12,677,103	$156,803	$9,633,801		$2,711,705
—	—	7,761	—	—	—	—	—		—
—	—	81	—	1,030	—	—	—		46
227	1,515	387	4,042	68	4,744	126	1,711		306
—	—	—	—	—	—	22	741		541

5,826	—	—	146,858	1,499	85,294	420	307,826		54,184
3,479	2,929	1,268	3,102	2,365	6,296	272	7,134		3,666
—	—	—	—	—	—	—	351		—
6,307	8,095	3,934	28,357	1,033	32,782	607	55,490		27,851
121	—	—	—	—	—	—	—		—
2,523,728	4,750,344	2,020,475	23,472,672	440,524	12,806,219	158,250	10,007,054		2,798,299

105	—	—	—	—	—	105	731		5,865

27	5,403	—	85,402	12,251	329,680	6,866	1,036,514		167,110
3,506	3,257	2,033	25,897	56	10,519	29	4,980		1,085
—	—	—	—	—	—	—	8		41
1,531	1,633	1,012	5,365	231	3,050	83	2,793		1,165
288	716	387	2,863	47	1,112	25	1,071		353
21	40	17	199	3	105	1	76		22
9	19	7	398	1	106	—	38		6
198	—	26	—	—	—	—	—		—
63	1	18	17	5	8	2	8		36
5,748	11,069	3,500	120,141	12,594	344,580	7,111	1,046,219		175,683
$2,517,980	$4,739,275	$2,016,975	$23,352,531	$427,930	$12,461,639	$151,139	$8,960,835		$2,622,616

$1,981,642	$3,916,430	$1,624,770	$17,839,049	$392,879	$10,463,849	$145,692	$9,260,439		$2,587,241
—	—	$15,879	—	—	—	—	—		—
—	—	$81	—	$1,030	—	—	—		$46

$1,989,312	$4,403,613	$2,181,520	$19,598,534	$400,498	$10,214,179	$141,856	$8,459,909		$2,469,126
(8,688)	22,907	(1,578)	71,481	(2,255)	49,224	(252)	33,380		1,823
11,536	(508,621)	(537,099)	(1,768,760)	(11,961)	(15,022)	(1,497)	94,154		32,151
525,820	821,376	374,132	5,451,276	41,648	2,213,258	11,032	373,392		119,516
$2,517,980	$4,739,275	$2,016,975	$23,352,531	$427,930	$12,461,639	$151,139	$8,960,835		$2,622,616

$1,140,260	$1,357,382	$179,766	$9,781,724	$202,880	$7,198,631	$31,794	$3,916,925		$959,110
49,723	135,123	17,028	254,229	13,271	390,515	3,076	346,925		77,869
$22.93	$10.05	$10.56	$38.48	$15.29	$18.43	$10.34	$11.29		$12.32

$1,377,719	$3,381,892	$1,837,208	$13,402,565	$225,049	$5,225,281	$119,344	$5,043,909		$1,663,505
60,547	339,263	174,387	350,472	14,757	285,452	11,559	451,707		135,618
$22.75	$9.97	$10.54	$38.24	$15.25	$18.31	$10.33	$11.17		$12.27

—	—	—	$168,241	—	$37,726	—	—		—
—	—	—	4,368	—	2,045	—	—		—
—	—	—	$38.52	—	$18.45	—	—		—

$1	$1	$1	$1	$1	$1	$1	$1		$1
— *	— *	— *	— *	— *	— *	— *	—	*	—	*
$22.93	$10.05	$10.55	$38.47	$15.29	$18.43	$10.33	$11.29		$12.31

See Notes to Financial Statements

American Funds Insurance Series  89

Statements of assets & liabilities at December 31, 2012

(dollars and shares in thousands, except per-share amounts)

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,031,879	$153,122		$4,500,910		$537,904
Affiliated issuers	—	—		—		—
Cash denominated in currencies other than U.S. dollars	—	—		—		—
Cash	3,779	122		125		98
Unrealized appreciation on open forward currency contracts	—	—		—		—
Receivables for:
Sales of investments	277	3,042		319,557		—
Sales of fund’s shares	432	469		2,108		109
Closed forward currency contracts	—	—		—		—
Dividends and interest	32,824	334		13,876		—
Other	—	—		—		—
	2,069,191	157,089		4,836,576		538,111
Liabilities:
Unrealized depreciation on open forward currency contracts	98	—		—		—
Payables for:
Purchases of investments	7,765	20,862		1,009,050		—
Repurchases of fund’s shares	10,105	74		1,701		1,740
Closed forward currency contracts	—	—		—		—
Investment advisory services	802	49		1,064		145
Distribution services	246	10		427		99
Administrative services	17	1		32		5
Trustees’ deferred compensation	40	—	*	38		16
Non-U.S. taxes	—	—		—		—
Other	401	—	*	1		—	*
	19,474	20,996		1,012,313		2,005
Net assets at December 31, 2012	$2,049,717	$136,093		$3,824,263		$536,106
Investment securities, at cost:
Unaffiliated issuers	$1,958,601	$151,887		$4,427,629		$537,880
Affiliated issuers	—	—		—		—
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—		—

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,096,722	$134,502		$3,647,472		$536,098
Undistributed (accumulated) net investment income (loss)	19,941	33		5,925		(16)
(Accumulated) undistributed net realized (loss) gain	(140,132)	323		97,585		—	*
Net unrealized appreciation	73,186	1,235		73,281		24
Net assets at December 31, 2012	$2,049,717	$136,093		$3,824,263		$536,106
Shares of beneficial interest issued and outstanding (no stated
par value) — unlimited shares authorized:
Class 1:
Net assets	$893,745	$86,861		$1,809,277		$66,297
Shares outstanding	80,093	8,293		141,920		5,846
Net asset value per share	$11.16	$10.47		$12.75		$11.34
Class 2:
Net assets	$1,134,764	$49,231		$1,995,166		$459,398
Shares outstanding	102,905	4,707		157,964		41,120
Net asset value per share	$11.03	$10.46		$12.63		$11.17
Class 3:
Net assets	$21,207	—		$19,819		$10,410
Shares outstanding	1,897	—		1,553		925
Net asset value per share	$11.18	—		$12.76		$11.26
Class 4:
Net assets	$1	$1		$1		$1
Shares outstanding	— *	—	*	—	*	—	*
Net asset value per share	$11.16	$10.47		$12.75		$11.34

*Amount less than one thousand.

90   American Funds Insurance Series

Statements of operations for the year ended December 31, 2012

(dollars in thousands)

	Global Discovery Fund			Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$3,382			$98,222		$39,269	$341,806	$209,181
Interest	135		’	462		2,830	2,726	1,868
	3,517			98,684		42,099	344,532	211,049
Fees and expenses[3]:
Investment advisory services	1,449			26,852		24,722	78,245	44,296
Distribution services — Class 2	548			9,200		6,467	40,726	13,431
Distribution services — Class 3	—			—		—	349	79
Transfer agent services	—	[4]		—	[4]	— [4]	2	1
Administrative services	25			507		350	2,407	895
Reports to shareholders	14			288		193	1,413	471
Registration statement and prospectus	3			99		71	354	125
Trustees’ compensation	2			51		34	277	104
Auditing and legal	17			58		82	161	94
Custodian	27			572		732	783	2,407
State and local taxes	3			58		49	175	90
Other	1			8		10	39	17
Total fees and expenses	2,089			37,693		32,710	124,931	62,010
Net investment income	1,428			60,991		9,389	219,601	149,039
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	9,266			337,708		(62,229)	1,768,337	(84,814)
Forward currency contracts	—			—		(180)	—	(5,310)
Currency transactions	77			(657)		(188)	280	(1,395)
	9,343			337,051		(62,597)	1,768,617	(91,519)
Net unrealized appreciation (depreciation) on:
Investments	35,396			638,596		637,342	1,983,863	1,432,830
Forward currency contracts	—			—		111	—	(3,097)
Currency translations	2			149		157	2	239
	35,398			638,745		637,610	1,983,865	1,429,972
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	44,741			975,796		575,013	3,752,482	1,338,453
Net increase in net assets resulting from operations	$46,169			$1,036,787		$584,402	$3,972,083	$1,487,492

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series   91

Statements of operations for the year ended December 31, 2012

	New World Fund	Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$39,431	$133,145		$60,503		$485,004	$9,230
Interest	15,321	430		3,725		10,475	724
	54,752	133,575		64,228		495,479	9,954
Fees and expenses[3]:
Investment advisory services	17,217	19,284		12,003		64,310	1,885
Distribution services — Class 2	3,423	8,663		4,617		34,024	538
Distribution services — Class 3	—	—		—		313	—
Transfer agent services	— [4]	—	[4]	—	[4]	2	— [4]
Administrative services	234	468		202		2,386	27
Reports to shareholders	116	193		85		1,380	14
Registration statement and prospectus	48	65		22		356	8
Trustees’ compensation	22	45		20		273	2
Auditing and legal	53	31		30		160	7
Custodian	748	31		196		425	67
State and local taxes	33	34		24		135	3
Other	4	7		4		37	1
Total fees and expenses	21,898	28,821		17,203		103,801	2,552
Net investment income (loss)	32,854	104,754		47,025		391,678	7,402
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:~
Net realized gain (loss) on:
Investments[2]	71,708	184,484		43,379		1,607,701	(302)
Forward currency contracts	348	—		—		—	—
Currency transactions	(558)	(2)		(256)		450	(71)
	71,498	184,482		43,123		1,608,151	(373)
Net unrealized appreciation (depreciation) on:
Investments	284,636	312,797		237,042		1,855,167	35,069
Forward currency contracts	(141)	—		—		—	—
Currency translations	83	1		8		(559)	8
	284,578	312,798		237,050		1,854,608	35,077
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	356,076	497,280		280,173		3,462,759	34,704
Net increase (decrease) in net assets resulting from operations	$388,930	$602,034		$327,198		$3,854,437	$42,106

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.

See Notes to Financial Statements

92  American Funds Insurance Series

(dollars in thousands)

Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund		U.S Government/ AAA-Rated Securities Fund	Cash Management Fund

$183,575	$2,509	$96	$19	$667		$—		$—	$—
107,259	1,038	236,543	69,890	152,482		601		42,135	637
290,834	3,547	236,639	69,909	153,149		601		42,135	637

35,034	860	33,340	12,893	9,155		471		12,614	1,764
13,238	251	12,675	4,203	2,792		93		5,042	1,183
69	—	—	—	38		—		38	20
1	— [4]	1	— [4]	—	[4]	—	[4]	— [4]	—	[4]
1,201	13	906	244	198		11		385	55
660	13	445	100	53		12		79	25
177	14	114	75	18		10		47	4
123	1	92	23	23		1		41	8
78	7	56	16	13		1		24	4
229	24	84	370	12		1		11	1
68	— [4]	70	21	17		—	[4]	23	4
18	3	18	10	7		—	[4]	6	1
50,896	1,186	47,801	17,955	12,326		600		18,310	3,069
239,938	2,361	188,838	51,954	140,823		1		23,825	(2,432)
655,917	(1,479)	228,482	27,313	1,278		2,018		115,324	—	[4]
—	107	4,208	(519)	510		—		—	—
1,067	(60)	(1,468)	(3,269)	17		—		—	—
656,984	(1,432)	231,222	23,525	1,805		2,018		115,324	—	[4]

895,524	13,846	63,378	77,320	111,678		581		(60,103)	17
—	(157)	(1,378)	(10,231)	(547)		—		—	—
16	4	276	1,443	38		—		—	—
895,540	13,693	62,276	68,532	111,169		581		(60,103)	17

1,552,524	12,261	293,498	92,057	112,974		2,599		55,221	17
$1,792,462	$14,622	$482,336	$144,011	$253,797		$2,600		$79,046	$(2,415)

American Funds Insurance Series   93

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income	$1,428	$897	$60,991	$63,168	$9,389	$5,940
Net realized gain (loss) on investments, forward currency
contracts and currency transactions	9,343	2,342	337,051	169,353	(62,597)	118,284
Net unrealized appreciation (depreciation) on investments,
forward currency contracts and currency translations	35,398	(21,570)	638,745	(691,852)	637,610	(872,616)
Net increase (decrease) in net assets resulting from operations	46,169	(18,331)	1,036,787	(459,331)	584,402	(748,392)
Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,392)	(1,073)	(48,274)	(72,598)	(49,282)	(51,361)
Distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(1,392)	(1,073)	(48,274)	(72,598)	(49,282)	(51,361)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	3,744	4,509	116,073	292,157	183,971	260,759
Proceeds from reinvestment of dividends and distributions	241	191	16,161	21,349	14,672	13,077
Cost of shares repurchased	(3,818)	(5,708)	(214,408)	(126,381)	(112,799)	(112,847)
Net increase (decrease) from Class 1 transactions	167	(1,008)	(82,174)	187,125	85,844	160,989
Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	17,236	31,034	47,056	126,562	86,346	190,502
Proceeds from reinvestment of dividends and distributions	1,151	882	32,113	51,249	34,610	38,284
Cost of shares repurchased	(30,718)	(29,592)	(608,844)	(555,330)	(364,953)	(352,259)
Net (decrease) increase from Class 2 transactions	(12,331)	2,324	(529,675)	(377,519)	(243,997)	(123,473)
Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—
Net decrease from Class 3 transactions	—	—	—	—	—	—
Class 4[2]:
Proceeds from initial capitalization	—	—	1	—	1	—
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	— [3]	—	— [3]	—
Cost of shares repurchased	—	—	—	—	—	—
Net increase from Class 4 transactions	—	—	1	—	1	—
Net (decrease) increase in net assets resulting from
capital share transactions	(12,164)	1,316	(611,848)	(190,394)	(158,152)	37,516
Total increase (decrease) in net assets	32,613	(18,088)	376,665	(722,323)	376,968	(762,237)
Net assets:
Beginning of period	229,472	247,560	4,812,397	5,534,720	3,244,688	4,006,925
End of period	$262,085	$229,472	$5,189,062	$4,812,397	$3,621,656	$3,244,688
Undistributed (distributions in excess of) net investment income	$321	$204	$2,832	$(9,228)	$(28,275)	$(4,530)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	291	360	5,365	13,872	9,682	13,074
Shares issued on reinvestment of dividends and distributions	18	17	689	1,111	791	656
Shares repurchased	(301)	(475)	(9,757)	(5,879)	(5,936)	(5,493)
Net increase (decrease) in shares outstanding	8	(98)	(3,703)	9,104	4,537	8,237
Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	1,358	2,518	2,233	6,147	4,691	9,954
Shares issued on reinvestment of dividends and distributions	86	78	1,371	2,670	1,918	1,881
Shares repurchased	(2,422)	(2,441)	(28,048)	(26,120)	(19,370)	(17,409)
Net (decrease) increase in shares outstanding	(978)	155	(24,444)	(17,303)	(12,761)	(5,574)
Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—
Net decrease in shares outstanding	—	—	—	—	—	—
Class 4[2]:
Shares issued from initial capitalization	—	—	— [3]	—	— [3]	—
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	— [3]	—	— [3]	—
Shares repurchased	—	—	—	—	—	—
Net increase in shares outstanding	—	—	— [3]	—	— [3]	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

94  American Funds Insurance Series

(dollars and shares in thousands)

						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

$219,601	$170,225	$149,039	$182,485	$32,854	$34,813	$104,754	$82,473	$47,025	$57,228

1,768,617	1,310,098	(91,519)	68,099	71,498	59,342	184,482	47,848	43,123	64,461

1,983,865	(2,508,429)	1,429,972	(1,610,909)	284,578	(441,321)	312,798	(171,752)	237,050	(227,677)
3,972,083	(1,028,106)	1,487,492	(1,360,325)	388,930	(347,166)	602,034	(41,431)	327,198	(105,988)

(199,835)	(183,102)	(139,135)	(180,183)	(26,969)	(43,508)	(97,174)	(79,949)	(49,855)	(57,317)
—	—	—	—	—	—	—	—	—	—
(199,835)	(183,102)	(139,135)	(180,183)	(26,969)	(43,508)	(97,174)	(79,949)	(49,855)	(57,317)

—	—	—	—	—	—	—	—	—	—
277,348	1,455,614	266,734	733,782	243,140	282,080	612,734	457,400	27,152	24,368
75,334	69,488	60,357	74,656	13,526	17,417	29,511	19,601	4,745	4,976
(1,863,267)	(1,739,435)	(552,826)	(401,623)	(92,066)	(108,841)	(399,693)	(129,524)	(36,662)	(25,399)
(1,510,585)	(214,333)	(225,735)	406,815	164,600	190,656	242,552	347,477	(4,765)	3,945

—	—	—	—	—	—	—	—	—	—
177,807	377,625	225,412	261,585	54,652	77,973	53,607	87,090	28,455	75,640
122,858	112,195	78,128	104,617	13,443	26,091	67,663	60,348	45,110	52,341
(4,632,501)	(2,853,936)	(859,434)	(822,667)	(252,673)	(241,474)	(461,477)	(392,846)	(329,160)	(269,548)
(4,331,836)	(2,364,116)	(555,894)	(456,465)	(184,578)	(137,410)	(340,207)	(245,408)	(255,595)	(141,567)

1,746	3,187	374	600	—	—	—	—	—	—
1,643	1,419	650	910	—	—	—	—	—	—
(33,580)	(37,540)	(7,378)	(10,300)	—	—	—	—	—	—
(30,191)	(32,934)	(6,354)	(8,790)	—	—	—	—	—	—

1	—	1	—	1	—	1	—	1	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
1	—	1	—	1	—	1	—	1	—

(5,872,611)	(2,611,383)	(787,982)	(58,440)	(19,977)	53,246	(97,654)	102,069	(260,359)	(137,622)
(2,100,363)	(3,822,591)	560,375	(1,598,948)	341,984	(337,428)	407,206	(19,311)	16,984	(300,927)

24,315,993	28,138,584	8,567,008	10,165,956	2,175,996	2,513,424	4,332,069	4,351,380	1,999,991	2,300,918
$22,215,630	$24,315,993	$9,127,383	$8,567,008	$2,517,980	$2,175,996	$4,739,275	$4,332,069	$2,016,975	$1,999,991
$87,829	$41,249	$(23,909)	$(28,097)	$(8,688)	$(12,009)	$22,907	$15,329	$(1,578)	$1,589

—	—	—	—	—	—	—	—	—	—
4,834	26,314	16,344	42,357	11,398	12,763	61,796	49,552	2,703	2,466
1,260	1,339	3,445	4,942	600	874	2,924	2,244	459	547
(31,869)	(31,294)	(32,947)	(22,899)	(4,285)	(4,907)	(39,869)	(14,425)	(3,653)	(2,639)
(25,775)	(3,641)	(13,158)	24,400	7,713	8,730	24,851	37,371	(491)	374

—	—	—	—	—	—	—	—	—	—
3,123	6,924	13,909	15,757	2,591	3,627	5,597	9,574	2,924	7,766
2,084	2,158	4,462	6,932	599	1,308	6,761	6,956	4,374	5,765
(81,722)	(51,994)	(51,810)	(47,098)	(11,890)	(10,997)	(47,179)	(42,812)	(33,092)	(27,720)
(76,515)	(42,912)	(33,439)	(24,409)	(8,700)	(6,062)	(34,821)	(26,282)	(25,794)	(14,189)

29	58	23	33	—	—	—	—	—	—
28	27	37	60	—	—	—	—	—	—
(577)	(689)	(446)	(602)	—	—	—	—	—	—
(520)	(604)	(386)	(509)	—	—	—	—	—	—

— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—

American Funds Insurance Series  95

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund		Asset Allocation Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$391,678	$391,142	$7,402	$6,769	$239,938	$236,655
Net realized gain (loss) on investments, forward currency
contracts and currency transactions	1,608,151	778,600	(373)	(11,416)	656,984	445,247
Net unrealized appreciation (depreciation) on investments,
forward currency contracts and currency translations	1,854,608	(1,540,187)	35,077	(16,749)	895,540	(525,185)
Net increase (decrease) in net assets resulting from operations	3,854,437	(370,445)	42,106	(21,396)	1,792,462	156,717
Dividends and distributions paid to shareholders:
Dividends from net investment income	(395,890)	(396,728)	(9,411)	(6,952)	(249,622)	(227,718)
Distributions from net realized gain on investments	—	—	—	(1,666)	—	—
Total dividends and distributions paid to shareholders	(395,890)	(396,728)	(9,411)	(8,618)	(249,622)	(227,718)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	994,378	2,301,709	166,454	11,112	690,030	990,218
Proceeds from reinvestment of dividends and distributions	179,283	177,601	4,726	1,362	149,689	126,587
Cost of shares repurchased	(2,343,170)	(2,024,087)	(7,358)	(5,348)	(419,110)	(372,456)
Net (decrease) increase from Class 1 transactions	(1,169,509)	455,223	163,822	7,126	420,609	744,349
Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	138,677	225,436	21,059	47,484	106,642	161,946
Proceeds from reinvestment of dividends and distributions	213,820	216,185	4,685	7,256	99,191	100,376
Cost of shares repurchased	(2,162,539)	(3,443,264)	(27,910)	(10,317)	(823,760)	(776,979)
Net (decrease) increase from Class 2 transactions	(1,810,042)	(3,001,643)	(2,166)	44,423	(617,927)	(514,657)
Class 3:
Proceeds from shares sold	820	611	—	—	1,291	1,486
Proceeds from reinvestment of dividends and distributions	2,787	2,942	—	—	742	755
Cost of shares repurchased	(33,096)	(33,765)	—	—	(6,555)	(8,524)
Net decrease from Class 3 transactions	(29,489)	(30,212)	—	—	(4,522)	(6,283)
Class 4[2]:
Proceeds from initial capitalization	1	—	1	—	1	—
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	— [3]	—	— [3]	—	— [3]	—
Cost of shares repurchased	—	—	—	—	—	—
Net increase from Class 4 transactions	1	—	1	—	1	—
Net (decrease) increase in net assets resulting from
capital share transactions	(3,009,039)	(2,576,632)	161,657	51,549	(201,839)	223,409
Total increase (decrease) in net assets	449,508	(3,343,805)	194,352	21,535	1,341,001	152,408
Net assets:
Beginning of period	22,903,023	26,246,828	233,578	212,043	11,120,638	10,968,230
End of period	$23,352,531	$22,903,023	$427,930	$233,578	$12,461,639	$11,120,638
Undistributed (distributions in excess of) net investment income	$71,481	$75,243	$(2,255)	$(431)	$49,224	$54,622

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	26,843	66,580	10,893	733	39,118	59,877
Shares issued on reinvestment of dividends and distributions	4,692	5,467	310	102	8,204	7,976
Shares repurchased	(62,718)	(58,504)	(503)	(372)	(23,646)	(22,565)
Net (decrease) increase in shares outstanding	(31,183)	13,543	10,700	463	23,676	45,288
Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	3,857	6,631	1,460	3,211	6,083	9,848
Shares issued on reinvestment of dividends and distributions	5,631	6,690	308	546	5,485	6,358
Shares repurchased	(59,217)	(99,771)	(1,901)	(691)	(46,863)	(47,378)
Net (decrease) increase in shares outstanding	(49,729)	(86,450)	(133)	3,066	(35,295)	(31,172)
Class 3:
Shares sold	22	18	—	—	73	89
Shares issued on reinvestment of dividends and distributions	73	90	—	—	41	48
Shares repurchased	(898)	(985)	—	—	(370)	(518)
Net decrease in shares outstanding	(803)	(877)	—	—	(256)	(381)
Class 4[2]:
Shares issued from initial capitalization	— [3]	—	— [3]	—	— [3]	—
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	— [3]	—	— [3]	—	— [3]	—
Shares repurchased	—	—	—	—	—	—
Net increase in shares outstanding	— [3]	—	— [3]	—	— [3]	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

96  American Funds Insurance Series

(dollars and shares in thousands)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended	Period ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2012	2011[1]	2012	2011	2012	2011	2012	2011	2012	2011[1]

$2,361	$716	$188,838	$277,991	$51,954	$59,362	$140,823	$147,342	$1	$(8)

(1,432)	(431)	231,222	226,664	23,525	36,590	1,805	57,433	2,018	1,055

13,693	(2,661)	62,276	111,166	68,532	(7,482)	111,169	(165,107)	581	654
14,622	(2,376)	482,336	615,821	144,011	88,470	253,797	39,668	2,600	1,701

(2,397)	(566)	(231,875)	(294,438)	(55,524)	(63,204)	(143,258)	(148,337)	(703)	(70)
—	—	—	—	(21,416)	(11,339)	—	—	(1,250)	(687)
(2,397)	(566)	(231,875)	(294,438)	(76,940)	(74,543)	(143,258)	(148,337)	(1,953)	(757)

—	29,990	—	—	—	—	—	—	—	9,990
29	—	761,662	909,847	374,578	349,922	112,401	101,737	57,612	43,900
562	180	106,210	144,664	26,657	20,317	62,358	62,902	1,305	555
(1)	—	(1,419,488)	(1,637,395)	(78,701)	(74,136)	(115,003)	(100,355)	(27,398)	(453)
590	30,170	(551,616)	(582,884)	322,534	296,103	59,756	64,284	31,519	53,992

—	10	—	—	—	—	—	—	—	10
46,372	74,155	302,695	290,995	135,590	264,743	114,547	125,080	29,661	22,509
1,835	386	125,665	149,774	50,283	54,226	79,441	83,842	648	202
(9,674)	(1,989)	(504,544)	(683,249)	(210,485)	(193,151)	(185,788)	(224,964)	(2,938)	(1,102)
38,533	72,562	(76,184)	(242,480)	(24,612)	125,818	8,200	(16,042)	27,371	21,619

—	—	—	—	—	—	5,364	4,922	—	—
—	—	—	—	—	—	1,459	1,593	—	—
—	—	—	—	—	—	(7,355)	(8,071)	—	—
—	—	—	—	—	—	(532)	(1,556)	—	—

1	—	1	—	1	—	1	—	1	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
1	—	1	—	1	—	1	—	1	—

39,124	102,732	(627,799)	(825,364)	297,923	421,921	67,425	46,686	58,891	75,611
51,349	99,790	(377,338)	(503,981)	364,994	435,848	177,964	(61,983)	59,538	76,555

99,790	—	9,338,173	9,842,154	2,257,622	1,821,774	1,871,753	1,933,736	76,555	—
$151,139	$99,790	$8,960,835	$9,338,173	$2,622,616	$2,257,622	$2,049,717	$1,871,753	$136,093	$76,555
$(252)	$(21)	$33,380	$41,435	$1,823	$14,995	$19,941	$22,413	$33	— [3]

—	2,999	—	—	—	—	—	—	—	999
3	—	67,100	83,574	30,370	28,575	9,936	8,888	5,467	4,279
54	20	9,439	13,182	2,182	1,696	5,619	5,926	125	53
— [3]	—	(125,727)	(147,575)	(6,414)	(6,021)	(10,154)	(8,824)	(2,586)	(44)
57	3,019	(49,188)	(50,819)	26,138	24,250	5,401	5,990	3,006	5,287

—	1	—	—	—	—	—	—	—	1
4,711	7,826	27,149	26,930	11,094	21,848	10,267	11,138	2,825	2,185
178	42	11,291	13,786	4,140	4,539	7,244	7,981	62	20
(984)	(215)	(45,084)	(63,002)	(17,264)	(15,857)	(16,687)	(20,022)	(279)	(107)
3,905	7,654	(6,644)	(22,286)	(2,030)	10,530	824	(903)	2,608	2,099

—	—	—	—	—	—	480	437	—	—
—	—	—	—	—	—	132	150	—	—
—	—	—	—	—	—	(655)	(708)	—	—
—	—	—	—	—	—	(43)	(121)	—	—

— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—

American Funds Insurance Series  97

Statements of changes in net assets

(dollars and shares in thousands)

	U.S. Government/
	AAA-Rated Securities Fund		Cash Management Fund
	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:
Net investment income (loss)	$23,825	$63,410	$(2,432)	$(2,667)
Net realized gain on investments, forward currency contracts and currency transactions	115,324	116,429	— [3]	—
Net unrealized (depreciation) appreciation on investments, forward currency
contracts and currency translations	(60,103)	101,161	17	(6)
Net increase (decrease) in net assets resulting from operations	79,046	281,000	(2,415)	(2,673)
Dividends and distributions paid to shareholders:
Dividends from net investment income	(43,222)	(70,900)	—	—
Distributions from net realized gain on investments	(110,100)	(89,203)	—	—
Total dividends and distributions paid to shareholders	(153,322)	(160,103)	—	—
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	195,168	396,185	28,695	39,488
Proceeds from reinvestment of dividends and distributions	73,727	76,989	—	—
Cost of shares repurchased	(209,851)	(238,468)	(37,213)	(47,462)
Net increase (decrease) from Class 1 transactions	59,044	234,706	(8,518)	(7,974)
Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	146,483	149,648	156,563	325,889
Proceeds from reinvestment of dividends and distributions	78,772	82,153	—	—
Cost of shares repurchased	(192,849)	(250,644)	(224,943)	(315,311)
Net increase (decrease) from Class 2 transactions	32,406	(18,843)	(68,380)	10,578
Class 3:
Proceeds from shares sold	1,630	4,249	7,742	11,928
Proceeds from reinvestment of dividends and distributions	823	961	—	—
Cost of shares repurchased	(6,050)	(8,204)	(9,181)	(13,416)
Net decrease from Class 3 transactions	(3,597)	(2,994)	(1,439)	(1,488)
Class 4[2]:
Proceeds from initial capitalization	1	—	1	—
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	— [3]	—	—	—
Cost of shares repurchased	—	—	—	—
Net increase from Class 4 transactions	1	—	1	—
Net increase (decrease) in net assets resulting from capital share transactions	87,854	212,869	(78,336)	1,116
Total increase (decrease) in net assets	13,578	333,766	(80,751)	(1,557)
Net assets:
Beginning of period	3,810,685	3,476,919	616,857	618,414
End of period	$3,824,263	$3,810,685	$536,106	$616,857
Undistributed (distributions in excess of) net investment income	$5,925	$9,324	$(16)	$(14)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	15,076	31,215	2,528	3,470
Shares issued on reinvestment of dividends and distributions	5,774	6,037	—	—
Shares repurchased	(16,180)	(18,490)	(3,278)	(4,170)
Net increase (decrease) in shares outstanding	4,670	18,762	(750)	(700)
Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	11,413	11,792	13,986	28,960
Shares issued on reinvestment of dividends and distributions	6,228	6,506	—	—
Shares repurchased	(15,060)	(19,741)	(20,084)	(28,025)
Net increase (decrease) in shares outstanding	2,581	(1,443)	(6,098)	935
Class 3:
Shares sold	125	330	686	1,053
Shares issued on reinvestment of dividends and distributions	65	75	—	—
Shares repurchased	(467)	(642)	(813)	(1,185)
Net decrease in shares outstanding	(277)	(237)	(127)	(132)
Class 4[2]:
Shares issued from initial capitalization	— [3]	—	— [3]	—
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	— [3]	—	—	—
Shares repurchased	—	—	—	—
Net increase in shares outstanding	— [3]	—	— [3]	—

[1]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[2]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

98  American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 19 different funds (the “funds”). This report covers 18 funds in the series. The Protected Asset Allocation Fund is covered in a separate report. Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

American Funds Insurance Series  99

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two, three or four share classes (Classes 1, 2, 3 and 4). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income

100  American Funds Insurance Series

securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other
relationships observed in the markets among comparable
securities; and proprietary pricing models such as yield
measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes;	Standard inputs and underlying equity of the issuer
convertible securities
Bonds & notes of governments	Standard inputs and interest rate volatilities
& government agencies
Mortgage-backed; asset-backed	Standard inputs and cash flows, prepayment information,
obligations	default rates, delinquency and loss assumptions, collateral
characteristics, credit enhancements and specific deal
information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may,

American Funds Insurance Series  101

as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2012 (dollars in thousands):

Global Discovery Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$34,904	$17,641	—	$52,545
Health care	47,597	1,131	—	48,728
Information technology	38,281	7,275	—	45,556
Financials	11,025	17,545	—	28,570
Telecommunication services	5,773	6,099	—	11,872
Utilities	—	11,411	—	11,411
Industrials	4,419	4,173	—	8,592
Materials	2,348	1,142	—	3,490
Energy	1,524	—	—	1,524
Miscellaneous	5,396	7,444	—	12,840
Short-term securities	—	38,492	—	38,492
Total	$151,267	$112,353	—	$263,620

*	Securities with a market value of $53,069,000, which represented 20.25% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Growth Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$621,946	$484,942	$1,337	$1,108,225
Financials	296,577	519,002	—	815,579
Health care	397,753	275,544	—	673,297
Information technology	375,755	230,994	—	606,749
Consumer staples	129,693	438,649	—	568,342
Industrials	174,277	183,835	—	358,112
Energy	159,217	151,908	—	311,125
Materials	139,394	97,360	—	236,754
Other	4,278	105,902	—	110,180
Miscellaneous	30,612	65,451	—	96,063
Short-term securities	—	345,206	—	345,206
Total	$2,329,502	$2,898,793	$1,337	$5,229,632

*	Securities with a market value of $2,211,535,000, which represented 42.62% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

102  American Funds Insurance Series

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$367,056	$454,723	$60	$821,839
Industrials	137,327	319,220	—	456,547
Health care	332,276	78,030	—	410,306
Information technology	224,212	161,678	1,111	387,001
Energy	176,070	128,260	5	304,335
Financials	148,227	63,582	1,083	212,892
Consumer staples	73,934	125,677	—	199,611
Materials	26,886	159,077	1,645	187,608
Utilities	—	128,242	—	128,242
Telecommunication services	17,354	6,124	—	23,478
Miscellaneous	103,934	68,061	—	171,995
Preferred securities	—	5,775	—	5,775
Rights & warrants	—	52	3	55
Convertible securities	—	1,486	9,683	11,169
Bonds, notes & other debt instruments	—	7,763	—	7,763
Short-term securities	—	294,667	—	294,667
Total	$1,607,276	$2,002,417	$13,590	$3,623,283

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$11	—	$11

*	Securities with a market value of $1,147,134,000, which represented 31.67% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$3,925,239	$636,976	$—	$4,562,215
Financials	3,249,763	427,285	27,479	3,704,527
Information technology	2,540,538	482,942	—	3,023,480
Health care	2,635,913	238,196	18,316	2,892,425
Energy	2,265,103	54,152	40,199	2,359,454
Industrials	1,416,437	250,180	—	1,666,617
Materials	1,303,627	334,402	—	1,638,029
Consumer staples	673,277	178,943	—	852,220
Telecommunication services	347,830	—	—	347,830
Utilities	40,525	—	2,533	43,058
Miscellaneous	66,342	57,761	—	124,103
Rights & warrants	710	—	—	710
Short-term securities	—	1,054,813	—	1,054,813
Total	$18,465,304	$3,715,650	$88,527	$22,269,481

*	Securities with a market value of $2,016,558,000, which represented 9.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series  103

International Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$42,184	$1,407,035	$6,802	$1,456,021
Financials	93,966	1,156,232	—	1,250,198
Health care	208,509	1,019,378	—	1,227,887
Industrials	39,137	1,010,366	—	1,049,503
Information technology	175,787	790,107	—	965,894
Consumer staples	—	719,772	—	719,772
Telecommunication services	54,759	541,839	—	596,598
Materials	—	529,535	—	529,535
Energy	93,631	379,402	—	473,033
Utilities	—	243,866	—	243,866
Miscellaneous	6,280	240,464	—	246,744
Convertible securities	—	3,762	—	3,762
Bonds, notes & other debt instruments	—	74,538	—	74,538
Short-term securities	—	275,885	—	275,885
Total	$714,253	$8,392,181	$6,802	$9,113,236

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$199	—	$199
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,333)	—	(3,333)
Total	—	$(3,134)	—	$(3,134)

*	Securities with a market value of $5,971,251,000, which represented 65.42% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$49,576	$296,646	$—	$346,222
Consumer discretionary	48,873	291,508	—	340,381
Financials	83,527	188,920	37	272,484
Health care	61,288	175,188	—	236,476
Energy	101,941	107,976	—	209,917
Industrials	48,330	106,366	—	154,696
Information technology	58,729	93,806	—	152,535
Materials	16,339	94,136	—	110,475
Telecommunication services	42,076	68,188	—	110,264
Utilities	—	26,367	—	26,367
Miscellaneous	6,773	111,330	—	118,103
Rights & warrants	—	119	—	119
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	213,853	—	213,853
U.S. Treasury bonds & notes	—	1,752	—	1,752
Other	—	45,452	—	45,452
Short-term securities	—	168,672	—	168,672
Total	$517,452	$1,990,279	$37	$2,507,768

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(105)	—	$(105)

*	Securities with a market value of $1,215,887,000, which represented 48.29% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

104  American Funds Insurance Series

Blue Chip Income and Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$655,624	$—	—	$655,624
Health care	642,690	—	—	642,690
Industrials	611,582	—	—	611,582
Information technology	606,086	—	—	606,086
Consumer staples	568,745	—	—	568,745
Telecommunication services	389,809	—	—	389,809
Consumer discretionary	273,099	—	—	273,099
Financials	179,103	—	—	179,103
Utilities	168,718	—	—	168,718
Materials	154,751	—	—	154,751
Miscellaneous	210,263	—	—	210,263
Convertible securities	70,608	—	—	70,608
Short-term securities	—	206,727	—	206,727
Total	$4,531,078	$206,727	—	$4,737,805

Global Growth and Income Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$289,878	$86,062	$—	$375,940
Financials	184,800	185,184	569	370,553
Information technology	84,507	102,345	—	186,852
Materials	137,254	45,739	—	182,993
Industrials	86,415	86,590	—	173,005
Health care	105,768	64,155	—	169,923
Consumer staples	71,956	93,831	—	165,787
Energy	84,160	35,497	—	119,657
Telecommunication services	36,079	76,679	—	112,758
Utilities	18,506	53,960	—	72,466
Convertible securities	—	14,825	360	15,185
Bonds, notes & other debt instruments	—	26,788	—	26,788
Short-term securities	—	42,898	—	42,898
Total	$1,099,323	$914,553	$929	$2,014,805

*	Securities with a market value of $633,131,000, which represented 31.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Growth-Income Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$3,119,603	$139,291	—	$3,258,894
Information technology	3,111,220	91,698	—	3,202,918
Health care	2,961,600	204,737	—	3,166,337
Industrials	2,321,295	86,516	—	2,407,811
Energy	1,869,901	284,760	—	2,154,661
Consumer staples	1,349,868	162,170	—	1,512,038
Financials	1,387,006	110,352	—	1,497,358
Materials	1,302,672	106,065	—	1,408,737
Telecommunication services	995,984	—	—	995,984
Utilities	215,567	—	—	215,567
Miscellaneous	841,549	100,534	—	942,083
Preferred securities	—	17,000	—	17,000
Rights & warrants	2,533	—	—	2,533
Convertible securities	20,525	57,838	—	78,363
Bonds, notes & other debt instruments	—	59,756	—	59,756
Short-term securities	—	2,370,273	—	2,370,273
Total	$19,499,323	$3,790,990	—	$23,290,313

*	Securities with a market value of $979,695,000, which represented 4.20% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series  105

International Growth and Income Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$18,262	$50,340	—	$68,602
Financials	6,168	53,487	—	59,655
Consumer discretionary	1,679	47,711	—	49,390
Telecommunication services	3,715	37,076	—	40,791
Utilities	—	39,409	—	39,409
Industrials	—	29,906	—	29,906
Health care	2,423	24,035	—	26,458
Energy	2,140	20,068	—	22,208
Information technology	5,028	15,852	—	20,880
Materials	—	13,473	—	13,473
Miscellaneous	—	97	—	97
Bonds, notes & other debt instruments	—	19,267	—	19,267
Short-term securities	—	44,393	—	44,393
Total	$39,415	$395,114	—	$434,529

*	Securities with a market value of $211,822,000, which represented 49.50% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Asset Allocation Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,146,156	$222,811	$—	$1,368,967
Financials	1,318,251	—	—	1,318,251
Health care	1,220,524	—	—	1,220,524
Energy	1,010,519	74,834	—	1,085,353
Information technology	1,026,375	—	—	1,026,375
Industrials	918,093	—	19	918,112
Materials	655,584	—	2,383	657,967
Consumer staples	528,222	54,095	—	582,317
Utilities	273,743	—	—	273,743
Telecommunication services	58,992	107,946	—	166,938
Miscellaneous	299,250	—	—	299,250
Rights & warrants	440	261	—	701
Convertible securities	—	3,136	—	3,136
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	839,476	—	839,476
Mortgage-backed obligations	—	716,333	—	716,333
Corporate bonds & notes	—	409,849	—	409,849
Federal agency bonds & notes	—	55,158	—	55,158
Other	—	581,165	—	581,165
Short-term securities	—	1,153,488	—	1,153,488
Total	$8,456,149	$4,218,552	$2,402	$12,677,103

*	Securities with a market value of $297,645,000, which represented 2.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

106  American Funds Insurance Series

Global Balanced Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$6,395	$6,209	—	$12,604
Industrials	5,255	6,790	—	12,045
Consumer discretionary	6,165	5,613	—	11,778
Financials	3,508	8,199	—	11,707
Energy	7,569	1,892	—	9,461
Health care	5,116	3,359	—	8,475
Information technology	4,006	4,044	—	8,050
Materials	4,749	1,195	—	5,944
Telecommunication services	1,227	4,126	—	5,353
Utilities	—	1,906	—	1,906
Miscellaneous	1,187	4,183	—	5,370
Preferred securities	—	166	—	166
Convertible securities	—	1,304	—	1,304
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	23,414	—	23,414
Corporate bonds & notes	—	11,825	—	11,825
Mortgage-backed obligations	—	7,652	—	7,652
U.S. Treasury bonds & notes	—	5,503	—	5,503
Short-term securities	—	14,246	—	14,246
Total	$45,177	$111,626	—	$156,803

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$22	—	$22
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(105)	—	(105)
Total	—	$(83)	—	$(83)

*	Securities with a market value of $34,243,000, which represented 22.66% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,059,331	$—	$3,059,331
U.S. Treasury bonds & notes	—	2,188,145	—	2,188,145
Corporate bonds & notes	—	622,716	—	622,716
Federal agency bonds & notes	—	256,817	—	256,817
Other	—	2,270,436	—	2,270,436
Preferred securities	—	1,025	—	1,025
Common stocks	2	15	255	272
Short-term securities	—	1,235,059	—	1,235,059
Total	$2	$9,633,544	$255	$9,633,801

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$741	—	$741
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(731)	—	(731)
Total	—	$10	—	$10

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series  107

Global Bond Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$399,464	—		$399,464
Japanese yen	—	285,163	—		285,163
Swedish kronor	—	123,460	—		123,460
Polish zloty	—	110,209	—		110,209
Mexican pesos	—	109,834	—		109,834
South Korean won	—	71,963	—		71,963
British pounds	—	59,424	—		59,424
Norwegian kroner	—	49,477	—		49,477
Canadian dollars	—	43,777	—		43,777
Malaysian ringgits	—	32,964	—		32,964
Singapore dollars	—	22,963	—		22,963
Hungarian forints	—	20,858	—		20,858
Australian dollars	—	16,942	—		16,942
U.S. dollars	—	1,094,670	—		1,094,670
Other currencies	—	45,994	—		45,994
Common stocks	—	—	—	*	—	*
Short-term securities	—	224,543	—		224,543
Total	—	$2,711,705	—	*	$2,711,705

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$541	—	$541
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(5,865)	—	(5,865)
Total	—	$(5,324)	—	$(5,324)

*	Amount less than one thousand.
†	Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,864,279	$393	$1,864,672
Other	—	31,470	—	31,470
Convertible securities	—	2,877	—	2,877
Preferred securities	1,209	3,952	—	5,161
Common stocks	4,160	30	3,386	7,576
Rights & warrants	153	394	—	547
Short-term securities	—	119,576	—	119,576
Total	$5,522	$2,022,578	$3,779	$2,031,879

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(98)	—	$(98)

*	Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

108  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

American Funds Insurance Series	109

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocations to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

110	American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of December 31, 2012, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund was $3,017,000, $776,000, $90,000 and $5,471,000, respectively, which would represent 0.02%, 0.01%, less than 0.01% and 0.27%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $27,000, $7,000, $1,000 and $13,000, respectively, is included in other payables in each fund’s statement of assets and liabilities and net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2012, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Collateral — Upon entering into forward currency contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

American Funds Insurance Series	111

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables below and on the following page, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global	Global	Global Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	$322	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	—	11,646
Post-October capital loss deferral*	(502)	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	—	(79,088)	—	(145,237)	—
Expiring 2017	(13,619)	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	—	(12,099)	(84,504)	—
	$(13,619)	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	—
Capital loss carryforwards utilized	$8,937	$333,938	—	$1,761,708	—	$59,199
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) accumulated net realized loss/undistributed net realized gain	$81	$(657)	$16,148	$26,814	$(5,716)	$(2,564)
Gross unrealized appreciation on investment securities	$51,552	$1,449,615	$951,228	$7,424,190	$2,107,074	$598,211
Gross unrealized depreciation on investment securities	(6,442)	(126,398)	(339,404)	(421,892)	(278,110)	(88,719)
Net unrealized appreciation on investment securities	$45,110	$1,323,217	$611,824	$7,002,298	$1,828,964	$509,492
Cost of investment securities	$218,510	$3,906,415	$3,011,459	$15,267,183	$7,284,272	$1,998,276

See end of table for footnote.

112	American Funds Insurance Series

	Blue Chip	Global		International
	Income	Growth	Growth-	Growth	Asset	Global
	and Growth	and Income	Income	and Income	Allocation	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—
	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)
Capital loss carryforwards utilized	$63,012	$65,362	$1,606,344	—	$628,215	—
Reclassification (from) to undistributed/distributions in excess of net investment income (to) from accumulated net realized loss	$(2)	$(337)	$450	$185	$4,286	$(195)
Gross unrealized appreciation on investment securities	$899,374	$415,138	$6,024,962	$45,854	$2,348,226	$13,111
Gross unrealized depreciation on investment securities	(87,853)	(49,638)	(582,535)	(6,850)	(138,790)	(2,301)
Net unrealized appreciation on investment securities	$811,521	$365,500	$5,442,427	$39,004	$2,209,436	$10,810
Cost of investment securities	$3,926,284	$1,649,305	$17,847,886	$395,525	$10,467,667	$145,993

See end of table for footnote.

					U.S. Government/
			High-		AAA-Rated	Cash
	Bond	Global Bond	Income Bond	Mortgage	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	— †
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—
	—	—	$(122,908)	—	—	$— †
Capital loss carryforwards utilized	$96,778	—	$17,283	—	—	—
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized
gain/accumulated net realized loss	$34,982	$(9,602)	$(37)	$735	$15,998	$—
Reclassification to accumulated net investment loss
from capital paid in on shares of beneficial interest	—	—	—	—	—	2,430
Gross unrealized appreciation on investment securities	$393,046	$136,902	$130,069	$1,293	$73,948	$26
Gross unrealized depreciation on investment securities	(24,396)	(13,675)	(61,302)	(58)	(1,381)	(2)
Net unrealized appreciation on investment securities	$368,650	$123,227	$68,767	$1,235	$72,567	$24
Cost of investment securities	$9,265,151	$2,588,478	$1,963,112	$151,887	$4,428,343	$537,880

*These deferrals are considered incurred in the subsequent year.

† Amount less than one thousand.

American Funds Insurance Series	113

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Discovery Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$241	—	$241	$191	—	$191
Class 2	1,151	—	1,151	882	—	882
Total	$1,392	—	$1,392	$1,073	—	$1,073

Global Growth Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,161	—	$16,161	$21,349	—	$21,349
Class 2	32,113	—	32,113	51,249	—	51,249
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$48,274	—	$48,274	$72,598	—	$72,598

Global Small Capitalization Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,672	—	$14,672	$13,077	—	$13,077
Class 2	34,610	—	34,610	38,284	—	38,284
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$49,282	—	$49,282	$51,361	—	$51,361

Growth Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$75,334	—	$75,334	$69,488	—	$69,488
Class 2	122,858	—	122,858	112,195	—	112,195
Class 3	1,643	—	1,643	1,419	—	1,419
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$199,835	—	$199,835	$183,102	—	$183,102

See end of table for footnotes.

114	American Funds Insurance Series

International Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$60,357	—	$60,357	$74,656	—	$74,656
Class 2	78,128	—	78,128	104,617	—	104,617
Class 3	650	—	650	910	—	910
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$139,135	—	$139,135	$180,183	—	$180,183

New World Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$13,526	—	$13,526	$17,417	—	$17,417
Class 2	13,443	—	13,443	26,091	—	26,091
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$26,969	—	$26,969	$43,508	—	$43,508

Blue Chip Income and Growth Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$29,511	—	$29,511	$19,601	—	$19,601
Class 2	67,663	—	67,663	60,348	—	60,348
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$97,174	—	$97,174	$79,949	—	$79,949

Global Growth and Income Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,745	—	$4,745	$4,976	—	$4,976
Class 2	45,110	—	45,110	52,341	—	52,341
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$49,855	—	$49,855	$57,317	—	$57,317

Growth-Income Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$179,283	—	$179,283	$177,601	—	$177,601
Class 2	213,820	—	213,820	216,185	—	216,185
Class 3	2,787	—	2,787	2,942	—	2,942
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$395,890	—	$395,890	$396,728	—	$396,728

American Funds Insurance Series	115

International Growth and Income Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,726	—	$4,726	$1,158	$204	$1,362
Class 2	4,685	—	4,685	6,152	1,104	7,256
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$9,411	—	$9,411	$7,310	$1,308	$8,618

Asset Allocation Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$149,689	—	$149,689	$126,587	—	$126,587
Class 2	99,191	—	99,191	100,376	—	100,376
Class 3	742	—	742	755	—	755
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$249,622	—	$249,622	$227,718	—	$227,718

Global Balanced Fund

	Year ended December 31, 2012			Period ended December 31, 2011[3]
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$562	—	$562	$180	—	$180
Class 2	1,835	—	1,835	386	—	386
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$2,397	—	$2,397	$566	—	$566

Bond Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$106,210	—	$106,210	$144,664	—	$144,664
Class 2	125,665	—	125,665	149,774	—	149,774
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$231,875	—	$231,875	$294,438	—	$294,438

Global Bond Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$23,288	$3,369	$26,657	$17,957	$2,360	$20,317
Class 2	42,360	7,923	50,283	46,119	8,107	54,226
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$65,648	$11,292	$76,940	$64,076	$10,467	$74,543

116	American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$62,358	—	$62,358	$62,902	—	$62,902
Class 2	79,441	—	79,441	83,842	—	83,842
Class 3	1,459	—	1,459	1,593	—	1,593
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$143,258	—	$143,258	$148,337	—	$148,337

Mortgage Fund

	Year ended December 31, 2012			Period ended December 31, 2011[3]
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,305	—	$1,305	$555	—	$555
Class 2	648	—	648	202	—	202
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$1,953	—	$1,953	$757	—	$757

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2012			Year ended December 31, 2011
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$45,898	$27,829	$73,727	$61,491	$15,498	$76,989
Class 2	47,011	31,761	78,772	64,659	17,494	82,153
Class 3	493	330	823	761	200	961
Class 4[1]	— [2]	—	— [2]	—	—	—
Total	$93,402	$59,920	$153,322	$126,911	$33,192	$160,103

1 For the period December 14, 2012, commencement of operations, through December 31, 2012.

2 Amount less than one thousand.

3 For the period May 2, 2011, commencement of operations, through December 31, 2011.

American Funds Insurance Series  117

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					For the year
	Rates		Net asset level (in billions)		ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2012
Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.71
Growth Fund	.500	.280	.6	34.0	.33
International Fund	.690	.430	.5	21.0	.50
New World Fund	.850	.620	.5	2.5	.74
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.60
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66
Bond Fund	.480	.330	.6	8.0	.37
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

Distribution services — The series has plans of distribution for Class 2, 3 and 4 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on average daily net assets, of 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.25% for Class 4 shares to pay service fees to firms that have entered into agreements with the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing.

Administrative services — The board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Insurance administrative services — The series has an insurance administrative services plan for Class 4 shares. Under the plan, Class 4 shares pay 0.25% of each insurance company’s respective average daily net assets in the share class to compensate the insurance companies for services provided to its separate accounts and contractholders for which the Class 4 shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

118   American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in
		value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
Global Discovery Fund	$2	$—	*	$2
Global Growth Fund	47	4		51
Global Small Capitalization Fund	32	2		34
Growth Fund	234	43		277
International Fund	84	20		104
New World Fund	21	1		22
Blue Chip Income and Growth Fund	43	2		45
Global Growth and Income Fund	19	1		20
Growth-Income Fund	223	50		273
International Growth and Income Fund	2	—	*	2
Asset Allocation Fund	110	13		123
Global Balanced Fund	1	—	*	1
Bond Fund	87	5		92
Global Bond Fund	22	1		23
High-Income Bond Fund	18	5		23
Mortgage Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	36	5		41
Cash Management Fund	6	2		8

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

8. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2012 (dollars in thousands):

	Global		Global	Global Small			New
	Discovery		Growth	Capitalization	Growth	International	World
	Fund		Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$85,005		$1,034,418	$1,342,475	$4,566,857	$2,310,366	$762,535
Sales of investment securities*	89,863		1,610,757	1,146,762	8,782,186	2,643,207	694,350
Non-U.S. taxes paid on dividend income	121		6,329	1,846	7,999	19,402	3,278
Non-U.S. taxes paid on interest income	—		—	—	—	—	146
Non-U.S. taxes paid (refunded) on realized gains	—	†	—	73	—	88	(130)
Non-U.S. taxes provided on unrealized gains	—		75	—	—	4,608	197
Dividends from affiliated issuers	—		—	846	7,774	—	—
Net realized (loss) gain from affiliated issuers	—		—	(11,005)	2,885	—	—

See end of table for footnotes.

American Funds Insurance Series  119

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,572,567	$572,924	$5,306,525	$220,035		$6,730,656	$134,903
Sales of investment securities*	1,575,507	784,723	8,146,760	77,473		7,481,233	91,279
Non-U.S. taxes paid on dividend income	660	3,352	6,522	688		4,770	174
Non-U.S. taxes paid on interest income	—	—	—	—		—	6
Non-U.S. taxes paid on realized gains	—	—	—	2		—	—
Non-U.S. taxes provided on unrealized gains	—	26	—	—	†	—	—
Dividends from affiliated issuers	—	658	3,543	—		—	—
Net realized loss from affiliated issuers	—	—	(9,133)	—		—	—

See end of table for footnotes.

	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$18,779,221	$3,573,851	$918,755		$468,104	$14,223,689
Sales of investment securities*	19,556,531	3,257,719	864,805		416,497	14,380,991
Non-U.S. taxes paid on interest income	10	274	—	†	—	—

*Excludes short-term securities and U.S. government obligations, if any.
† Amount less than one thousand.

9. Ownership concentration

At December 31, 2012, CRMC held aggregate ownership of 21% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when it began operations on May 2, 2011.

120   American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]
Global Discovery Fund
Class 1
12/31/12	$11.35	$.10	$2.26	$2.36	$(.10)	$—	$(.10)	$13.61	20.81%	$33	.62%	.62%	.79%
12/31/11	12.28	.07	(.92)	(.85)	(.08)	—	(.08)	11.35	(6.91)	27	.60	.60	.58
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31	.61	.61	.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
Class 2
12/31/12	11.30	.07	2.25	2.32	(.07)	—	(.07)	13.55	20.52	229	.87	.87	.54
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202	.85	.85	.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217	.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08

Global Growth Fund
Class 1
12/31/12	$19.40	$.30	$4.14	$4.44	$(.26)	$—	$(.26)	$23.58	22.89%	$1,466	.56%	.56%	1.38%
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277	.55	.55	1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227	.56	.56	1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
Class 2
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723	.81	.81	1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535	.80	.80	1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308	.81	.81	1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
Class 4
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—5	.026	.026	.046

Global Small Capitalization Fund
Class 1
12/31/12	$17.28	$.09	$3.09	$3.18	$(.30)	$—	$(.30)	$20.16	18.51%	$1,019	.75%	.75%	.46%
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795	.74	.74	.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818	.75	.75	.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
Class 2
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450	.99	.99	.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	1.00	.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
Class 4
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—5	.046	.046	.046

See end of table for footnotes.

American Funds Insurance Series  121

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities(both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]

Growth Fund
Class 1
12/31/12	$52.07	$.63	$8.83	$9.46	$(.63)	$—	$(.63)	$60.90	18.19%	$7,116	.35%	.35%	1.10%
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426	.34	.34	.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011	.34	.34	1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35	.35	.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
Class 2
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911	.60	.60	.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701	.59	.59	.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896	.59	.59	.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
Class 3
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189	.53	.53	.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189	.52	.52	.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232	.52	.52	.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
Class 4
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—[5]	.02[6]	.02[6]	.05[6]

International Fund
Class 1
12/31/12	$15.21	$.30	$2.47	$2.77	$(.30)	$—	$(.30)	$17.68	18.21%	$3,618	.54%	.54%	1.81%
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314	.53	.53	2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490	.53	.53	1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54	.54	1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
Class 2
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465	.79	.79	1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210	.78	.78	1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615	.78	.78	1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
Class 3
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44	.72	.72	1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43	.71	.71	1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61	.71	.71	1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
Class 4
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—[5]	.02[6]	.02[6]	.05[6]

122  American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]

New World Fund
Class 1
12/31/12	$19.65	$.33	$3.23	$3.56	$(.28)	$—	$(.28)	$22.93	18.13%	$1,140		.79%	.79%	1.54%
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78	.78	1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80	.80	1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82	.82	2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81	.73	2.18
Class 2
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03	1.03	1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05	1.05	1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06	.98	1.94
Class 4
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[5]	.04 [6]	.04 [6]	.04 [6]

Blue Chip Income and Growth Fund
Class 1
12/31/12	$9.00	$.24	$1.04	$1.28	$(.23)	$—	$(.23)	$10.05	14.18%	$1,357		.43%	.43%	2.41%
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42	.42	2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44	.44	2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44	.44	2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43	.39	2.48
Class 2
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68	.68	2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67	.67	1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69	.69	1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68	.64	2.10
Class 4
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[5]	.02 [6]	.02 [6]	.10 [6]

Global Growth and Income Fund
Class 1
12/31/12	$9.20	$.25	$1.39	$1.64	$(.28)	$—	$(.28)	$10.56	17.93%	$180		.62%	.62%	2.56%
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61	.61	2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61	.61	2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63	.63	2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62	.56	3.00
Class 2
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87	.87	2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86	.86	2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86	.86	2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86	.81	2.73
Class 4
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—[5]		.03[6]	.03[6]	.08[6]

See end of table for footnotes.

American Funds Insurance Series  123

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund
Class 1
12/31/12	$33.27	$.66	$5.25	$5.91	$(.70)	$—	$(.70)	$38.48	17.79%	$9,782		.29%		.29%		1.79%
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[5]	.01	[6]	.01	[6]	.03	[6]

International Growth and Income Fund
Class 1
12/31/12	$13.40	$.37	$1.89	$2.26	$(.37)	$—	$(.37)	$15.29	16.84%	$203		.74%		.74%		2.50%
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[5]	.04	[6]	.04	[6]	.07	[6]

Asset Allocation Fund

Class 1
12/31/12	$16.17	$.37	$2.28	$2.65	$(.39)	$—	$(.39)	$18.43	16.44%	$7,199		.31%		.31%		2.11%
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[5]	.01	[6]	.01	[6]	.08	[6]

124  American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Balanced Fund
Class 1
12/31/12	$9.35	$.20	$.98	$1.18	$(.19)	$—	$(.19)	$10.34	12.58%	$32		.72%		.72%		2.00%
12/31/11[3,8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[9]	.69	[9]	1.99	[9]
Class 2
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[3,8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[9]	.94	[9]	1.45	[9]
Class 4
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[5]	.03	[6]	.03	[6]	.05	[6]

Bond Fund
Class 1
12/31/12	$10.99	$.25	$.36	$.61	$(.31)	$—	$(.31)	$11.29	5.58%	$3,917		.39%		.39%		2.23%
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Bond Fund
Class 1
12/31/12	$11.96	$.28	$.48	$.76	$(.29)	$(.11)	$(.40)	$12.32	6.43%	$959		.56%		.56%		2.29%
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [10]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [10]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[5]	.02	[6]	.02	[6]	.11	[6]

See end of table for footnotes.

American Funds Insurance Series  125

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

High-Income Bond Fund
Class 1
12/31/12	$10.54	$.81		$.64	$1.45	$(.83)	$—	$(.83)	$11.16	13.90%	$894		.48%		.48%		7.25%
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.9	[6]
Class 4
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34	—	[5]	.02	[6]	.02	[6]	.35	[6]

Mortgage Fund
Class 1
12/31/12	$10.37	$.01		$.25	$.26	$(.06)	$(.10)	$(.16)	$10.47	2.57%	$87		.45%		.45%		.08%
12/31/11[3,8]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.42	[9]	.04	[9]
Class 2
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[3,8]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[9]	.67	[9]	(.25)[9]
Class 4
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[5]	.02	[6]	.02	[6]	.04	[6]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/12	$13.00	$.10		$.18	$.28	$(.16)	$(.37)	$(.53)	$12.75	2.22%	$1,809		.34%		.34%		.75%
12/31/11	12.59	.23		.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26		.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37		(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50		.41	.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
12/31/12	12.89	.06		.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20		.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23		.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34		(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47		.41	.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
12/31/12	13.01	.07		.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21		.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24		.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36		(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48		.41	.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
12/31/12[3,4]	12.88	.01		(.01)	—	(.13)	—	(.13)	12.75	(.01)	—	[5]	.02	[6]	.02	[6]	.05	[6]

126  American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net (loss) income to average net assets[2]

Cash Management Fund
Class 1
12/31/12	$11.36	$(.03)	$.01		$(.02)	$—	$—		$—	$11.34	(.18)%	$66		.34%		.34%		(.22)%
12/31/11	11.39	(.02)	(.01)		(.03)	—	—		—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	—	[10]	(.01)	(.03)	—	[10]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	—	[10]	.24	(.20)	—		(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
12/31/12	11.22	(.05)	—	[10]	(.05)	—	—		—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—		—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	—	—		—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	—	[10]	(.04)	(.02)	—	[10]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
12/31/12	11.30	(.05)	.01		(.04)	—	—		—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	—	—		—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	—	—		—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[10]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	—	—		—	11.34	.00	—	[5]	.02	[6]	.02	[6]	(.01)[6]

	Year ended December 31
Portfolio turnover rate for all share classes	2012	2011		2010	2009	2008
Global Discovery Fund	40%	45%		61%	60%	46%
Global Growth Fund	22	28		28	43	38
Global Small Capitalization Fund	40	44		47	55	47
Growth Fund	21	19		28	37	26
International Fund	29	24		25	46	52
New World Fund	32	22		18	25	32
Blue Chip Income and Growth Fund	36	27		22	22	24
Global Growth and Income Fund	30	25		30	47	36
Growth-Income Fund	25	22		22	24	31
International Growth and Income Fund	31	48		31	21	—	[7]
Asset Allocation Fund	61	43		46	41	36
Global Balanced Fund	80	34	[8]	—	—	—
Bond Fund	253	163		187	125	63
Global Bond Fund	160	101		106	86	118
High-Income Bond Fund	48	51		54	47	29
Mortgage Fund	444	480	[8]	—	—	—
U.S. Government/AAA-Rated Securities Fund	447	234		208	100	108
Cash Management Fund	—	—		—	—	—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	From December 14, 2012, commencement of operations.
[5]	Amount less than $1 million.
[6]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[7]	From November 18, 2008, commencement of operations.
[8]	From May 2, 2011, commencement of operations.
[9]	Annualized.
[10]	Amount less than $.01.

See Notes to Financial Statements

American Funds Insurance Series  127

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Mortgage Fund and Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (eighteen of the portfolios constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2012, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2013

128  American Funds Insurance Series

....

The right choice for the long term®

American Funds Insurance Series®

Managed Risk Growth Fund SM
Managed Risk International Fund SM
Managed Risk Blue Chip Income and Growth Fund SM
Managed Risk Growth-Income Fund SM
Protected Asset Allocation FundSM

Prospectus

Class P1 shares

May 1, 2013

Summaries
1	Managed Risk Growth Fund
5	Managed Risk International Fund
9	Managed Risk Blue Chip Income and Growth Fund
13	Managed Risk Growth-Income Fund
17	Protected Asset Allocation Fund
21	Investment objectives, strategies and risks

32	Information regarding the underlying funds
33	Management and organization

34	Purchase and redemptions of shares
35	Plan of distribution

35	Fund expenses
36	Distributions and taxes

37	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.25%
Distribution fees	None
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.33
Total annual fund operating expenses	0.97
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.81

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P1	$83	$293

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Growth FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that

Managed Risk Growth Fund	American Funds Insurance Series / Prospectus	1

the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different

2	American Funds Insurance Series / Prospectus	Managed Risk Growth Fund

regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management CompanySM

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk Growth Fund	American Funds Insurance Series / Prospectus	3

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Donnalisa Parks Barnum	10 years	Senior Vice President – Capital World Investors
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Gregory D. Johnson	6 years	Senior Vice President – Capital World Investors
Michael T. Kerr	8 years	Senior Vice President – Capital World Investors
Ronald B. Morrow	10 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

4	American Funds Insurance Series / Prospectus	Managed Risk Growth Fund

Managed Risk International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.25%
Distribution fees	None
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.50
Total annual fund operating expenses	1.14
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P1	$100	$346

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the

Managed Risk International Fund	American Funds Insurance Series / Prospectus	5

sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

6	American Funds Insurance Series / Prospectus	Managed Risk International Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk International Fund	American Funds Insurance Series / Prospectus	7

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Sung Lee Vice President	7 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	4 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	6 years	Senior Vice President – Capital Research Global Investors
Christopher M. Thomsen	7 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

8	American Funds Insurance Series / Prospectus	Managed Risk International Fund

Managed Risk Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.25%
Distribution fees	None
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.40
Total annual fund operating expenses	1.04
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.88

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P1	$90	$315

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Blue Chip Income and Growth Fund SM , while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Under normal market conditions, the fund invests at least 80% of its assets in the underlying fund.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

Managed Risk Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	9

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

10	American Funds Insurance Series / Prospectus	Managed Risk Blue Chip Income and Growth Fund

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	11

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
C. Ross Sappenfield Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Christopher D. Buchbinder	6 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace	6 years	Senior Vice President – Capital Research Global Investors
James Terrile	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12	American Funds Insurance Series / Prospectus	Managed Risk Blue Chip Income and Growth Fund

Managed Risk Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.25%
Distribution fees	None
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.28
Total annual fund operating expenses	0.92
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P1	$78	$277

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Growth-Income FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that

Managed Risk Growth-Income Fund	American Funds Insurance Series / Prospectus	13

the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

14	American Funds Insurance Series / Prospectus	Managed Risk Growth-Income Fund

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk Growth-Income Fund	American Funds Insurance Series / Prospectus	15

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	8 years	Senior Vice President – Capital Research Global Investors
Dylan Yolles Vice President	8 years	Senior Vice President – Capital International Investors
J. Blair Frank	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	19 years	Senior Vice President – Capital Research Global Investors
William L. Robbins	1 year	Senior Vice President – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16	American Funds Insurance Series / Prospectus	Managed Risk Growth-Income Fund

Protected Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.25%
Distribution fees	None
Other expenses 1	0.33
Acquired (underlying) fund fees and expenses 1	0.30
Total annual fund operating expenses	0.88
Fee waiver and/or expense reimbursement 2	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.78

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$80	$271	$478	$1,075

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from the commencement of the fund’s investment operations (September 28, 2012) to the end of the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In

Protected Asset Allocation Fund	American Funds Insurance Series / Prospectus	17

addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

18	American Funds Insurance Series / Prospectus	Protected Asset Allocation Fund

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Protected Asset Allocation Fund	American Funds Insurance Series / Prospectus	19

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Senior Vice President – Capital World Investors
James R. Mulally	1 year	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	13 years	Senior Vice President – Capital World Investors
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Jeffrey T. Lager	6 years	Senior Vice President – Capital World Investors
James R. Mulally	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Eugene P. Stein	5 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20	American Funds Insurance Series / Prospectus	Protected Asset Allocation Fund

Investment objectives, strategies and risks

Managed Risk Growth Fund

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

American Funds Insurance Series / Prospectus	21

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of

22	American Funds Insurance Series / Prospectus

market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Managed Risk International Fund

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series International Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

American Funds Insurance Series / Prospectus	23

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions— Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may

24	American Funds Insurance Series / Prospectus

be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Managed Risk Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Blue Chip Income and Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield in U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

American Funds Insurance Series / Prospectus	25

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

26	American Funds Insurance Series / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Managed Risk Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth-Income Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure.

American Funds Insurance Series / Prospectus	27

These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

28	American Funds Insurance Series / Prospectus

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series / Prospectus	29

Protected Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and

30	American Funds Insurance Series / Prospectus

sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions— Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing in bonds — The prices of, and the income generated by, most bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series / Prospectus	31

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of equity securities and fixed-income securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Information regarding the underlying funds

Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding any of the underlying funds, investors should read the current prospectus of the applicable underlying fund(s). Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

32	American Funds Insurance Series / Prospectus

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to each of the funds described in this prospectus and other funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The estimated total management fee to be paid by each fund, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, under the exemptive order.

In addition, shareholders of the American Funds Insurance Series, or the Series, approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Portfolio management for the funds

Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the sub-adviser to the funds, the monitoring and oversight of any such sub-adviser and the implementation of policies and procedures reasonably designed to ensure that such sub-adviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the sub-adviser to the funds with respect to the management of the funds’ protection strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio counselor for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	Less than 1 year (since the funds’ inceptions)	Serves as a portfolio counselor
James R. Mulally	Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate	Less than 1 year (since the funds’ inceptions)	Serves as a portfolio counselor

American Funds Insurance Series / Prospectus	33

The table below shows the investment experience and role in management for the sub-adviser’s investment professional primarily responsible for the management of the funds’ protection strategies.

Portfolio manager	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 8 years, all with Milliman Financial Risk Management LLC or affiliate	Less than 1 year (since the funds’ inceptions)	Serves as a portfolio manager of the sub-adviser with respect to the funds’ protection strategies

Multiple Portfolio Counselor System® for the underlying funds

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying funds’ objectives, policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Purchase and redemptions of shares

Shares of the funds are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

Each of the funds and American Funds Distributors, Inc., the funds’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that any fund or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance company to (i) provide, upon request from any fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from any fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who has been identified as having engaged in potentially harmful market timing or frequent trading. Under the Series’ procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the funds’ broad ability to restrict potentially harmful trading as described above, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any of the funds (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in such fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

Ÿ	purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;
Ÿ	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
Ÿ

purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

34	American Funds Insurance Series / Prospectus

Ÿ

systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the funds.

Valuing shares

The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying fund in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations or, in the case of futures contracts, the settlement price. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the underlying funds’ portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan.

Fund expenses

Each fund will invest in Class 1 shares of the applicable underlying fund. Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class 1 shares of the underlying fund. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory reporting and pricing vendor services and fees for administrative services provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

In periods of market volatility, assets of the underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown for the underlying funds in the Annual Fund Operating Expenses tables in this prospectus.

American Funds Insurance Series / Prospectus	35

Distributions and taxes

Each fund intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

36	American Funds Insurance Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the results of Protected Asset Allocation Fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of Protected Asset Allocation Fund, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations1
Period ended	Net asset value, beginning of period	Net investment income	Net loss on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return2	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver2	Net effective expense ratio3	Ratio of net income to average net assets2
Protected Asset Allocation Fund
Class P1
12/31/124	$10.00	$.15	$(.03)	$.12	$(.13)	$9.99	1.24%	$10	.15%	.07%	.37%	1.72%
Class P2
12/31/124	10.00	.17	(.05)	.12	(.13)	9.99	1.21	24	.24	.11	.41	2.38

Portfolio turnover rate for all share classes	For the period ended 12/31/20124
Protected Asset Allocation Fund	0	%5

1	Based on average monthly shares outstanding.
2

This column reflects the impact of certain waivers by Capital Research and Management Company. During the period shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other expenses.

3	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.
4	From September 28, 2012, commencement of operations.
5	Amount less than 1%.

American Funds Insurance Series / Prospectus	37

The right choice for the long term®

Other fund information

Shares of the funds are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the funds may be in conflict. The board of trustees of the American Fund Insurance Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information about the funds, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP1PRX-998-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The right choice for the long term®

American Funds Insurance Series®

Managed Risk Growth Fund SM
Managed Risk International Fund SM
Managed Risk Blue Chip Income and Growth Fund SM
Managed Risk Growth-Income Fund SM
Protected Asset Allocation FundSM

Prospectus

Class P2 shares

May 1, 2013

Summaries
1	Managed Risk Growth Fund
5	Managed Risk International Fund
9	Managed Risk Blue Chip Income and Growth Fund
13	Managed Risk Growth-Income Fund
17	Protected Asset Allocation Fund
21	Investment objectives, strategies and risks

32	Information regarding the underlying funds
32	Management and organization

34	Purchase and redemptions of shares
35	Plan of distribution

35	Fund expenses
36	Distributions and taxes

37	Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.25%
Distribution fees 1	0.25
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.33
Total annual fund operating expenses	1.22
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P2	$108	$371

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Growth FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund

Managed Risk Growth Fund	American Funds Insurance Series / Prospectus	1

employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different

2	American Funds Insurance Series / Prospectus	Managed Risk Growth Fund

regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management CompanySM

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk Growth Fund	American Funds Insurance Series / Prospectus	3

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Donnalisa Parks Barnum	10 years	Senior Vice President – Capital World Investors
Gregg E. Ireland	7 years	Senior Vice President – Capital World Investors
Gregory D. Johnson	6 years	Senior Vice President – Capital World Investors
Michael T. Kerr	8 years	Senior Vice President – Capital World Investors
Ronald B. Morrow	10 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

4	American Funds Insurance Series / Prospectus	Managed Risk Growth Fund

Managed Risk International Fund

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.25%
Distribution fees 1	0.25
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.50
Total annual fund operating expenses	1.39
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.23

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P2	$125	$424

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series International FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that

Managed Risk International Fund	American Funds Insurance Series / Prospectus	5

the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

6	American Funds Insurance Series / Prospectus	Managed Risk International Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk International Fund	American Funds Insurance Series / Prospectus	7

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Sung Lee Vice President	7 years	Senior Vice President – Capital Research Global Investors
L. Alfonso Barroso	4 years	Senior Vice President – Capital Research Global Investors
Jesper Lyckeus	6 years	Senior Vice President – Capital Research Global Investors
Christopher M. Thomsen	7 years	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

8	American Funds Insurance Series / Prospectus	Managed Risk International Fund

Managed Risk Blue Chip Income and Growth Fund

Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.25%
Distribution fees 1	0.25
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.40
Total annual fund operating expenses	1.29
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P2	$115	$393

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Blue Chip Income and Growth Fund SM , while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Under normal market conditions, the fund invests at least 80% of its assets in the underlying fund.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

Managed Risk Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	9

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

10	American Funds Insurance Series / Prospectus	Managed Risk Blue Chip Income and Growth Fund

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk Blue Chip Income and Growth Fund	American Funds Insurance Series / Prospectus	11

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
C. Ross Sappenfield Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Christopher D. Buchbinder	6 years	Senior Vice President – Capital Research Global Investors
James B. Lovelace	6 years	Senior Vice President – Capital Research Global Investors
James Terrile	1 year	Senior Vice President – Capital Research Global Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12	American Funds Insurance Series / Prospectus	Managed Risk Blue Chip Income and Growth Fund

Managed Risk Growth-Income Fund

Investment objectives

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.25%
Distribution fees 1	0.25
Other expenses 1	0.39
Acquired (underlying) fund fees and expenses 1	0.28
Total annual fund operating expenses	1.17
Fee waiver and/or expense reimbursement 2	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.01

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class P2	$103	$356

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund pursues its investment objectives by investing in shares of an underlying fund, the American Funds Insurance Series Growth-Income FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund

Managed Risk Growth-Income Fund	American Funds Insurance Series / Prospectus	13

employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility on the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in

14	American Funds Insurance Series / Prospectus	Managed Risk Growth-Income Fund

which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on May 1, 2013, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	Less than 1 year (since the fund’s inception)	Senior Vice President – Capital World Investors
James R. Mulally	Less than 1 year (since the fund’s inception)	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	Less than 1 year (since the fund’s inception)	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Managed Risk Growth-Income Fund	American Funds Insurance Series / Prospectus	15

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	8 years	Senior Vice President – Capital Research Global Investors
Dylan Yolles Vice President	8 years	Senior Vice President – Capital International Investors
J. Blair Frank	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	19 years	Senior Vice President – Capital Research Global Investors
William L. Robbins	1 year	Senior Vice President – Capital International Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16	American Funds Insurance Series / Prospectus	Managed Risk Growth-Income Fund

Protected Asset Allocation Fund

Investment objective

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.25%
Distribution fees 1	0.25
Other expenses 1	0.33
Acquired (underlying) fund fees and expenses 1	0.30
Total annual fund operating expenses	1.13
Fee waiver and/or expense reimbursement 2	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03

1	Based on estimated amounts for the current fiscal year.
2

The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least May 1, 2014, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$105	$349	$613	$1,366

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from the commencement of the fund’s investment operations (September 28, 2012) to the end of the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Protected Asset Allocation Fund	American Funds Insurance Series / Prospectus	17

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. The fund’s investment in exchange-traded futures and their accompanying costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the protection strategy may not effectively protect the fund from all market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

18	American Funds Insurance Series / Prospectus	Protected Asset Allocation Fund

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Research and Management Company

Sub-adviser

Milliman Financial Risk Management LLC

Protected Asset Allocation Fund	American Funds Insurance Series / Prospectus	19

Portfolio counselors

The individuals primarily responsible for the management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Alan N. Berro President	1 year	Senior Vice President – Capital World Investors
James R. Mulally	1 year	Senior Vice President – Fixed Income, Capital Research and Management Company

Sub-adviser portfolio manager

The individual primarily responsible for the management of the fund’s protection strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with sub-adviser
Adam Schenck	1 year	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio counselors of the underlying fund

The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	13 years	Senior Vice President – Capital World Investors
David A. Daigle	4 years	Senior Vice President – Fixed Income, Capital Research Company
Jeffrey T. Lager	6 years	Senior Vice President – Capital World Investors
James R. Mulally	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Eugene P. Stein	5 years	Senior Vice President – Capital World Investors

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20	American Funds Insurance Series / Prospectus	Protected Asset Allocation Fund

Investment objectives, strategies and risks

Managed Risk Growth Fund

The fund’s investment objective is to provide you with growth of capital while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with growth of capital. The underlying fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The underlying fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

American Funds Insurance Series / Prospectus	21

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions— Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will

22	American Funds Insurance Series / Prospectus

vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Managed Risk International Fund

The fund’s investment objective is to provide you with long-term growth of capital while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series International Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with long-term growth of capital. The underlying fund invests primarily in common stocks of companies domiciled outside the United States, including in developing countries, that the investment adviser believes have the potential for growth. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during

American Funds Insurance Series / Prospectus	23

severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

24	American Funds Insurance Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Managed Risk Blue Chip Income and Growth Fund

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Blue Chip Income and Growth Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both income and capital appreciation, are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Under normal market conditions, the underlying fund invests at least 90% of its assets in equity securities, and the underlying fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade. The underlying fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The underlying fund’s investment adviser considers these types of investments to be “blue chip” stocks. However, the underlying fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield in U.S. stocks, the underlying fund generally looks to the average yield on stocks of companies listed on the S&P 500.

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series / Prospectus	25

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

26	American Funds Insurance Series / Prospectus

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Managed Risk Growth-Income Fund

The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While the fund has no present intention to do so, it is within the purview of the fund’s board to change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Growth-Income Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objectives of the underlying fund, which is designed for investors seeking both capital appreciation and income, are to achieve long-term growth of capital and income. The underlying fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

American Funds Insurance Series / Prospectus	27

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

28	American Funds Insurance Series / Prospectus

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Protected Asset Allocation Fund

The fund’s investment objective is to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While the fund has no present intention

American Funds Insurance Series / Prospectus	29

to do so, it is within the purview of the fund’s board to change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2012, the underlying fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay or protection strategy. The protection strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund’s equity exposure. These instruments will be selected based on the sub-adviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The sub-adviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The sub-adviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM.

During periods of generally rising equity security prices, the sub-adviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s sub-adviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the sub-adviser may continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation the protection strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions, the sub-adviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the sub-adviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the sub-adviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its protection strategy if advisable in the judgment of the fund’s investment adviser and sub-adviser. Before adjusting the fund’s protection strategy, the fund’s investment adviser and sub-adviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the sub-adviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

30	American Funds Insurance Series / Prospectus

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Initial margin will be held at the clearinghouse or exchange for such futures contract, and variation margin may be held intraday at the fund’s FCM that buys or sells such futures contract. Any such amounts are subject to the risk that the party holding such cash defaults on its obligations during the time it is in possession of such cash and is unable to fund its obligation to, or on behalf of, the fund.

Hedging — There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in stocks — The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by the underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

Investing in bonds — The prices of, and the income generated by, most bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

American Funds Insurance Series / Prospectus	31

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. If the fund were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers. However, through the underlying fund, the fund owns a diversified mix of equity securities and fixed-income securities.

Cash position and temporary investments — The fund or the underlying fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings will vary and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund or the underlying fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Information regarding the underlying funds

Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding any of the underlying funds, investors should read the current prospectus of the applicable underlying fund(s). Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to each of the funds described in this prospectus and other funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The estimated total management fee to be paid by each fund, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details.

32	American Funds Insurance Series / Prospectus

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the American Funds Insurance Series, or the Series, approved a proposal to reorganize the Series into a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Portfolio management for the funds

Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the sub-adviser to the funds, the monitoring and oversight of any such sub-adviser and the implementation of policies and procedures reasonably designed to ensure that such sub-adviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the sub-adviser to the funds with respect to the management of the funds’ protection strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio counselor for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	Less than 1 year (since the funds’ inceptions)	Serves as a portfolio counselor
James R. Mulally	Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate	Less than 1 year (since the funds’ inceptions)	Serves as a portfolio counselor

The table below shows the investment experience and role in management for the sub-adviser’s investment professional primarily responsible for the management of the funds’ protection strategies.

Portfolio manager	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 8 years, all with Milliman Financial Risk Management LLC or affiliate	Less than 1 year (since the funds’ inceptions)	Serves as a portfolio manager of the sub-adviser with respect to the funds’ protection strategies

American Funds Insurance Series / Prospectus	33

Multiple Portfolio Counselor System® for the underlying funds

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying funds’ objectives, policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Purchase and redemptions of shares

Shares of the funds are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares

Each of the funds and American Funds Distributors, Inc., the funds’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that any fund or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance company to (i) provide, upon request from any fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from any fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who has been identified as having engaged in potentially harmful market timing or frequent trading. Under the Series’ procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the funds’ broad ability to restrict potentially harmful trading as described above, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any of the funds (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in such fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

Ÿ	purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;
Ÿ	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
Ÿ

purchase transactions involving in-kind transfers of fund shares, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

Ÿ

systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied

34	American Funds Insurance Series / Prospectus

that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the funds.

Valuing shares

The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying fund in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ share prices would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations or, in the case of futures contracts, the settlement price. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the underlying funds’ portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .50%, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. The estimated distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

Fund expenses

Each fund will invest in Class 1 shares of the applicable underlying fund. Accordingly, fees and expenses of the underlying fund reflect current expenses of the Class 1 shares of the underlying fund. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include third-party expenses, including for custodial, legal, audit, accounting, regulatory reporting and pricing vendor services and fees for administrative services provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

In periods of market volatility, assets of the underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown for the underlying funds in the Annual Fund Operating Expenses tables in this prospectus.

American Funds Insurance Series / Prospectus	35

Distributions and taxes

Each fund intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

36	American Funds Insurance Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the results of Protected Asset Allocation Fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of Protected Asset Allocation Fund, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations1
Period ended	Net asset value, beginning of period	Net investment income	Net loss on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return2	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver2	Net effective expense ratio3	Ratio of net income to average net assets2

Protected Asset Allocation Fund
Class P1
12/31/124	$10.00	$.15	$(.03)	$.12	$(.13)	$9.99	1.24%	$10	.15%	.07%	.37%	1.72%
Class P2
12/31/124	10.00	.17	(.05)	.12	(.13)	9.99	1.21	24	.24	.11	.41	2.38

Portfolio turnover rate for all share classes	For the period ended 12/31/20124
Protected Asset Allocation Fund	0	% 5

1	Based on average monthly shares outstanding.
2

This column reflects the impact of certain waivers by Capital Research and Management Company. During the period shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other expenses.

3	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.
4	From September 28, 2012, commencement of operations.
5	Amount less than 1%.

American Funds Insurance Series / Prospectus	37

The right choice for the long term®

Other fund information

Shares of the funds are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the funds may be in conflict. The board of trustees of the American Fund Insurance Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders

The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics

The current SAI, as amended from time to time, contains more detailed information about the funds, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP2PRX-998-0513P Printed in USA CGD/AFD/8024		Investment Company File No. 811-03857
The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2013

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2013 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071
213/486-9200

Class P1 shares of:	Class P2 shares of:
Managed Risk Growth Fund	Managed Risk Growth Fund
Managed Risk International Fund	Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund	Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund	Managed Risk Growth-Income Fund
Protected Asset Allocation Fund	Protected Asset Allocation Fund

Item Page no.

Certain investment limitations and guidelines 2

Description of certain securities and investment techniques 7

Fund policies 27

Management of the series 29

Execution of portfolio transactions 50

Disclosure of portfolio holdings 51

Price of shares 53

Taxes and distributions 56

General information 57

Appendix 59

Investment portfolio

Financial statements

American Funds Insurance Series - Managed Risk Funds - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Managed Risk Growth Fund

•	The fund pursues its investment objective by:
•	investing in shares of American Funds Insurance Series – Growth Fund (the “Growth Fund”),
•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
•	The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
•	The fund will also hold cash, cash equivalents and/or money market fund shares.
•	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth Fund, the fund’s underlying fund:

General

•	The Growth Fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

•	The Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•	The Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the Growth Fund or unrated but determined to be of equivalent quality by the Growth Fund’s investment adviser. The Growth Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth Fund’s investment policies,
American Funds Insurance Series - Managed Risk Funds - Page 2

Managed Risk International Fund

•	The fund pursues its investment objective by:
•	investing in shares of American Funds Insurance Series – International Fund (the “International Fund”),
•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
•	The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
•	The fund will also hold cash, cash equivalents and/or money market fund shares.
•	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the International Fund, the fund’s underlying fund:

General

•	The International Fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt securities

•	The International Fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the International Fund’s investment adviser. The International Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the International Fund's investment policies.
American Funds Insurance Series - Managed Risk Funds - Page 3

Managed Risk Blue Chip Income and Growth Fund

•	The fund pursues its investment objectives by:
•	investing in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”),
•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
•	The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
•	The fund will also hold cash, cash equivalents and/or money market fund shares.
•	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Blue Chip Fund, the fund’s underlying fund:

General

•	The Blue Chip Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	The Blue Chip Fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).
•	The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).
•	The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.
•	The Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
•	The Blue Chip Fund will not invest in private placements of stock of companies.
•	The Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities.
American Funds Insurance Series - Managed Risk Funds - Page 4

Investing outside the U.S.

•	The Blue Chip Fund may invest up to 10% of assets in common stocks of larger non-U.S. companies so long as they are listed or traded in the United States.

Managed Risk Growth-Income Fund

•	The fund pursues its investment objectives by:
•	investing in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”),
•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
•	The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
•	The fund will also hold cash, cash equivalents and/or money market fund shares.
•	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth-Income Fund, the fund’s underlying fund:

General

•	The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•	The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.
American Funds Insurance Series - Managed Risk Funds - Page 5

Protected Asset Allocation Fund

•	The fund pursues its investment objective by:
•	investing in shares of American Funds Insurance Series – Asset Allocation Fund (the “Asset Allocation Fund”),
•	while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.
•	The goal of the fund’s protection strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.
•	The fund will also hold cash, cash equivalents and/or money market fund shares.
•	The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Asset Allocation Fund, the fund’s underlying fund:

General

•	Under normal market conditions, the Asset Allocation Fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•	Up to 25% of the Asset Allocation Fund’s debt assets may be invested in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Asset Allocation Fund's investment adviser. The Asset Allocation Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Asset Allocation Fund's investment policies.

Investing outside the U.S.

•	The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.
•	The Asset Allocation Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.
American Funds Insurance Series - Managed Risk Funds - Page 6

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Futures contracts — A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund’s open positions in futures contracts, the fund would be required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM at the derivatives clearinghouse or exchange an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Equity index futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the equity index contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that there is a loss on the futures contract, the FCM will require the fund to post the daily settlement cost that is paid to the derivatives clearinghouse. However, if the value of a position increases because of favorable price changes in the futures contract, the FCM will pay the excess to the fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

In addition, the fund is required to segregate liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Assets used as margin typically may not be sold while the position in the related futures contract is open unless they are replaced with other appropriate assets. If markets move against the fund’s futures position, the fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain such assets. This may prevent the fund from pursuing its investment objective with respect to such assets. Assets that are used as margin typically are invested, and these investments are subject to risk and may result in losses to the fund, which may be in addition to losses incurred by using the related futures contract. If the fund is unable to close out its position, it may be required to continue to maintain such assets or

American Funds Insurance Series - Managed Risk Funds - Page 7

make such payments until the position expires or matures, and the fund will continue to be subject to investment risk on such assets.

In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, if any, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation by the fund of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value, and the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not

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affect security prices the same way, and may behave in unexpected ways, especially in abnormal or volatile market conditions. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps; however, current government regulation will likely move the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the sub-adviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the sub-adviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The sub-adviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures

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contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents, including shares of money market funds. Cash equivalents also include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature or that may be redeemed, in one year or less. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Borrowing — The fund is authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits the fund to borrow up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The fund may set up a line of credit with a lender and from time to time borrow against such line of credit to facilitate the process of posting margins or funding redemptions. The fund may pledge assets to secure such borrowings. Borrowing results in interest expense and other fees and expenses for the fund which may impact the fund’s net expenses. The costs of borrowing may reduce the fund’s investment results.

Regulatory considerations — In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject the adviser of a registered investment company to registration with the CFTC as a commodity pool operator (“CPO”) under certain conditions. The investment adviser has registered as a CPO and adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations. Certain other disclosure and operational obligations of the fund will need to be updated in order to comply with applicable CFTC regulations. These obligations will be imposed after a rule to harmonize applicable CFTC and SEC regulations is adopted. Compliance with these additional registration and regulatory requirements would increase the fund’s expenses. Other potentially adverse regulatory initiatives could also develop.

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Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

The underlying fund

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund and the Asset Allocation Fund (collectively, the “underlying funds”). Except where the context indicates otherwise, all references herein to the “underlying fund” apply to each of the underlying funds.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

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Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the underlying fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the underlying fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

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Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — The underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

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Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the underlying fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

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Investing in emerging market and developing countries — Certain countries in which the underlying fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objectives, the fund can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

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Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying funds to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Investor information — The underlying fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund, the underlying fund and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

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Currency transactions — The fund and the underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction).

The fund and the underlying fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

The fund and the underlying fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s or an underlying fund’s commitment increases because of changes in exchange rates, the fund or the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund and the underlying fund are also subject to the risk that they may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s or the underlying fund’s exposure to currency exchange rates and could result in losses to the fund or the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. The fund and the underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

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Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

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Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

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Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Entities issuing obligations supported by these programs in which the underlying fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Pass-through securities —The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The underlying fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — The underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

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Inflation-indexed bonds — The underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real estate investment trusts — The underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Restricted or illiquid securities — The fund and the underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund or the underlying fund may incur certain additional costs in disposing of illiquid securities.

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Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through

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private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Repurchase agreements — The underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the underlying fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The underlying fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

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Reverse repurchase agreements — The underlying fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the underlying fund and its agreement to repurchase the security at a specified time and price. The underlying fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the underlying fund. The use of reverse repurchase agreements by the underlying fund creates leverage which increases the underlying fund’s investment risk. As the underlying fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the underlying fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the underlying fund’s earnings or net asset value would decline faster than otherwise would be the case.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

The underlying fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

Portfolio turnover — High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. During the period from the commencement of its investment operations (September 28, 2012) to the end of the most recent fiscal year, the portfolio turnover rate of Protected Asset Allocation Fund was less than 1% of the average value of its portfolio. Each of the other funds expects to begin operations on May 1, 2013, and therefore has not yet had portfolio turnover.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or

f.                Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by the fund; however, to the extent that the fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement will not be considered borrowing by the fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider futures contracts to be an industry for these purposes.

The fund currently does not intend to engage in securities lending.

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Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 66 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Quiksilver, Inc. Former director of Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	70	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 67 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	66	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	72	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	69	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•       Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•       Corporate board experience

•       Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•       Experience as corporate lawyer

•       J.D.

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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	66	None

•       Assistant professor, accounting

•       Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•       Experience in corporate management and public accounting

•       Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•       Ph.D., accounting

•       Formerly licensed as C.P.A.

Frank M. Sanchez, 69 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
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Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 55 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

•       Former Assistant to the President for Domestic Policy, The White House

•       Former senior advisor to the Governor of Texas

•       Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (2010)	President and University Professor, The University of Tulsa	69	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Donald D. O’Neal, 52 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	26	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 52 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 58 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 83 Senior Vice President (1993)	Senior Vice President – Fixed Income, Capital Research and Management Company
C. Ross Sappenfield, 47 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
John H. Smet, 56 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 48 Vice President (2008)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*
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Sung Lee, 46 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Maria T. Manotok, 38 Vice President (2012)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
S. Keiko McKibben, 43 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Renaud H. Samyn, 39 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Dylan Yolles, 44 Vice President (2012)	Senior Vice President – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 48 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 41 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 38 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.
[2]	Trustees and officers of the Series serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[5]	“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.
[6]	All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2012:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A5	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A5	$10,001 – $50,000
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	$10,001 – $50,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

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Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2012, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
[4]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
[5]	The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $40,400 to $65,400, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2012:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates[2]
William H. Baribault[3]	$135,192	$276,990
James G. Ellis	90,112	315,083
Leonard R. Fuller[3]	106,764	370,674
W. Scott Hedrick	98,245	204,961
R. Clark Hooper	127,688	515,890
Merit E. Janow	90,542	325,554
Laurel B. Mitchell[3]	131,821	269,461
Frank M. Sanchez	110,269	236,990
Margaret Spellings[3]	86,916	242,616
Steadman Upham[3]	78,860	248,054

[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2012 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
[2]	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.
[3]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2012 fiscal year for participating trustees is as follows: William H. Baribault ($23,609), Leonard R. Fuller ($96,823), Laurel B. Mitchell ($13,748), Margaret Spellings ($23,089) and Steadman Upham ($194,289). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2013, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

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Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2013 or 2014; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and sub-adviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

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Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2012 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2012 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2012 fiscal year.

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Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, the underlying fund and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

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Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — All of the funds, with the exception of Protected Asset Allocation Fund, expect to start investment operations on or about May 1, 2013, and therefore do not have any investors as of the date of this statement of additional information. The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of Protected Asset Allocation Fund shares as of the opening of business on April 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Protected Asset Allocation Fund

Name and address	Ownership	Ownership percentage
SAST Protected Asset Allocation Portfolio Houston, TX	Record	Class P1	74.99%
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1 Class P2	25.01 5.68
Nationwide Variable Account Omnibus Account Columbus, OH	Record	Class P2	61.93
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	31.18
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Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis. Portfolio counselors in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the sub-adviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the sub-adviser’s activities and compliance procedures.

Sub-adviser — Milliman Financial Risk Management LLC is the sub-adviser to the fund with respect to the protection strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio counselors and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio counselor to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the sub-adviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Portfolio counselor fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s or portfolio manager’s need for variable annuity or variable life

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insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. Each of the funds, other than Protected Asset Allocation Fund, expects to start operations on May 1, 2013, and therefore no portfolio counselors or portfolio managers own shares in these funds as of the date of this statement of additional information. The portfolio counselors of Protected Asset Allocation Fund have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold Protected Asset Allocation Fund shares.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

The following tables reflect information as of December 31, 2012:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)[3]
Alan N. Berro	6	$139.8	None		None
James R. Mulally	5	$159.6	1	$0.03	None

[1]	Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
[2]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[3]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	4	$10.2	2	$0.003	5	$1.3

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminate in the event of its assignment (as defined in the 1940 Act). The Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more sub-advisers approved by the Series’ board and the shareholders of each applicable fund. Any such sub-adviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

As compensation for its services for the fund, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of .25% of average daily net assets.

The investment adviser has entered into a contract with the sub-adviser with respect to each fund and compensates the sub-adviser out of the investment advisory fees it receives from each fund. The sub-adviser’s total fees for services provided to Protected Asset Allocation Fund for the period from the commencement of the fund’s investment operations (September 28, 2012) to the end of the most recent fiscal year were $6,000.

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

The investment adviser is currently waiving a portion of its investment advisory services fee for each share class of the fund. For the fiscal year ended December 31, 2012, Capital Research and Management Company waived a portion of its investment advisory services fee for

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Protected Asset Allocation Fund. Total investment advisory service fees waived by Capital Research and Management Company were $2,000, or .05% of average daily net assets. As a result, the fee shown on the accompanying financial statements of $10,000, which was equivalent to an annualized rate of .25%, was reduced to $8,000, or .20% of average daily net assets. The adviser expects that the reimbursement will be in effect at least through December 31, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Sub-Advisory Agreement — The sub-adviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the sub-adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the sub-adviser will be paid solely by the investment adviser out of the investment adviser’s fees.

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Class P1 Plan. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders.

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Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

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Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the sub-adviser. Purchases of such financial instruments for the fund will be effected through FCMs that specialize in the types of futures contracts that the fund will be holding. The investment adviser will use reasonable efforts to choose FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The sub-adviser and investment adviser will monitor the FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included J.P. Morgan Securities LLC and Citigroup Global Markets Inc.

Brokerage commissions paid by Protected Asset Allocation Fund for the period from the commencement of the fund’s investment operations (September 28, 2012) to the end of the most recent fiscal year were less than $1,000.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about the fund’s portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio is typically posted on the website within 30 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor. The sub-adviser receives information about certain characteristics of the underlying fund’s portfolio securities on a daily basis in order to be able to implement the fund’s protection strategy. Insurance companies that offer the fund as an underlying investment option for variable contracts may receive a list of the futures contracts and other investments that make up the fund’s protection strategy for legitimate business purposes. Such insurance companies are subject to confidentiality obligations with respect to any such information. Notwithstanding the above, because the fund principally invests in the underlying fund, the fund may initially make its portfolio holdings publicly available upon the start of the fund’s investment operations.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose the fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when

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vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of less than $1,000 in connection with services provided to Protected Asset Allocation Fund for the period from the commencement of the fund’s inivestment operations (September 28, 2012) to the end of the most recent fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the U.S. Securities and Exchange Commission. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The sub-adviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the sub-adviser from investing in certain securities.

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Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

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C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B
Highly speculative.

•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality
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may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;
•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or
•	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or categories below ‘B’.

American Funds Insurance Series - Managed Risk Funds - Page 63

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series - Managed Risk Funds - Page 64

Protected Asset Allocation Fund

Investment portfolio December 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets
Asset allocation fund — 89.85%
American Funds Insurance Series – Asset Allocation Fund, Class 1 (cost: $30,784,000)	1,670,848	$30,794	89.85%

Short-term securities — 6.38%
Government Cash Management Fund (cost: $2,186,000); see footnote 5	2,186,110	2,186	6.38

Total investment securities (cost: $32,970,000)		32,980	96.23

Other assets less liabilities		1,292	3.77
Net assets		$34,272	100.00%

See Notes to Financial Statements

2  American Funds Insurance Series

Financial statements

Statement of assets and liabilities at December 31, 2012

(dollars and shares in thousands, except per-share amounts)

	Protected Asset Allocation Fund
Assets:
Investment securities, at value	$32,980
Receivables for:
Sales of fund’s shares	2,102
Dividends	—	*
	35,082
Liabilities:
Payables for:
Purchases of investments	800
Investment advisory services	4
Distribution services	2
Insurance administrative services	3
Other	1
	810
Net assets at December 31, 2012	$34,272
Investment securities, at cost	$32,970
Net assets consist of:
Capital paid in on shares of beneficial interest	$34,301
Undistributed net investment income	3
Accumulated net realized loss	(42)
Net unrealized appreciation	10
Net assets at December 31, 2012	$34,272
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class P1:
Net assets	$10,106
Shares outstanding	1,012
Net asset value per share	$9.99
Class P2:
Net assets	$24,166
Shares outstanding	2,420
Net asset value per share	$9.99

* Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series  3

Statement of operations for the period September 28, 20121 through December 31, 2012

(dollars in thousands)

Protected Asset Allocation Fund
Investment income:
Income:
Dividends	$335
Fees and expenses[2]:
Investment advisory services	10
Distribution services — Class P2	2
Insurance administrative services	3
Transfer agent services	— [3]
Auditing and legal	— [3]
Custodian	3
Accounting and administrative services	13
Total fees and expenses before waiver/reimbursement	31
Less waiver/reimbursement of fees and expenses:
Investment advisory services	(2)
Other	(14)
Total waiver/reimbursement of fees and expenses	(16)
Total fees and expenses after waiver/reimbursement	15
Net investment income	320
Net realized loss and unrealized appreciation on investments, futures contracts and currency:
Net realized loss on:
Investments	— [3]
Futures contracts	(42)
Currency transactions	— [3]
(42)
Net unrealized appreciation on:
Investments	10
Net realized loss and unrealized appreciation on investments, futures contracts and currency	(32)
Net increase in net assets resulting from operations	$288

[1]	Commencement of operations.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

4  American Funds Insurance Series

Statement of changes in net assets

(dollars and shares in thousands)

Protected Asset
Allocation Fund
Period ended
December 31,
2012*
Operations:
Net investment income	$320
Net realized loss on investments, futures contracts and currency	(42)
Net unrealized appreciation on investments	10
Net increase in net assets resulting from operations	288
Dividends paid to shareholders:
Dividends from net investment income:
Class P1	(111)
Class P2	(206)
Total dividends from net investment income	(317)
Capital share transactions:
Class P1:
Proceeds from initial capitalization	5,000
Proceeds from shares sold	5,079
Proceeds from reinvestment of dividends	111
Cost of shares repurchased	(78)
Net increase from Class P1 transactions	10,112
Class P2:
Proceeds from initial capitalization	5,000
Proceeds from shares sold	18,986
Proceeds from reinvestment of dividends	206
Cost of shares repurchased	(3)
Net increase from Class P2 transactions	24,189
Net increase in net assets resulting from capital share transactions	34,301
Total increase in net assets	34,272
Net assets:
Beginning of period	—
End of period	$34,272
Undistributed net investment income	$3
Shares of beneficial interest:
Class P1:
Shares issued from initial capitalization	500
Shares sold	509
Shares issued on reinvestment of dividends	11
Shares repurchased	(8)
Net increase in shares outstanding	1,012
Class P2:
Shares issued from initial capitalization	500
Shares sold	1,899
Shares issued on reinvestment of dividends	21
Shares repurchased	— †
Net increase in shares outstanding	2,420

*	For the period September 28, 2012, commencement of operations, through December 31, 2012.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series  5

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 19 different funds, including the Protected Asset Allocation Fund (the “fund” or collectively the “funds”). The other 18 funds in the series are covered in a separate report. Capital Research and Management Company (“CRMC”) is the investment adviser of the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the fund’s protection strategy.

The assets of each fund are segregated, with each fund accounted for separately. The fund’s investment objective is to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund invests in the American Funds Insurance Series – Asset Allocation Fund (“the underlying fund”) and also employs Milliman to sell short futures contracts on equity indexes of U.S. markets and markets outside the U.S. that it believes will have prices that are correlated to the underlying fund’s equity exposure. CRMC is also the investment adviser to the underlying fund.

The fund offers two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of the fund is calculated based on the reported net asset value of the underlying fund in which the fund invests. The net asset value of the underlying fund is calculated based on the policies and procedures of the underlying fund contained in its statement of additional information. Generally, the fund and the underlying fund determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. In addition, the closing prices of futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

6  American Funds Insurance Series

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2012, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Protected Asset Allocation Fund (the “fund”):

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series  7

Asset Allocation Fund (the “underlying fund”):

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both

8  American Funds Insurance Series

of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Short-term securities — The fund holds shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the fund’s custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

On a daily basis, the fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records unrealized appreciation or depreciation for futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. The fund records realized gains or losses at the time the futures contract is closed. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The fund did not hold any futures contracts as of December 31, 2012.

While actual positions may vary, for the period ended December 31, 2012, the average notional amount of outstanding futures contracts sold was $518,000.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2012, the fund had no liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2012, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Dividends from net investment income, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes.

American Funds Insurance Series  9

Additional tax basis disclosures are as follows (dollars in thousands):

Protected Asset Allocation Fund
As of December 31, 2012:
Undistributed ordinary income	$3
Capital loss carryforward*	(42)
Gross unrealized appreciation on investment securities	10
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	10
Cost of investment securities	32,970

*The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. This fee is calculated at the annual rate of 0.25% of average daily net assets. For the period ended December 31, 2012, CRMC waived a portion of its investment advisory services fee. Total investment advisory services fees waived by CRMC were $2,000, or 0.05% of average daily net assets. As a result, the fee shown on the accompanying financial statements of $10,000, which was equivalent to an annualized rate of 0.25%, was reduced to $8,000, or 0.20% of average daily net assets. Sub-advisory fees are paid by CRMC to Milliman. The fund is not responsible for paying any sub-advisory fees.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 0.50% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
P1	0.00%	0.25%
P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Accounting and administrative services — The series has a sub-administration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the fund’s share classes. These services include, but are not limited to, fund accounting, including calculation of net asset value, financial reporting, and tax services. BNY Mellon is not a related party.

10  American Funds Insurance Series

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses so that they will not exceed 0.28% of average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the period ended December 31, 2012, total expenses reimbursed by CRMC were $14,000.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,802,000 and $18,000, respectively, during the period ended December 31, 2012.

CRMC has agreed to bear all offering and organizational expenses of the fund. Offering expenses include state and Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $15,000. These expenses are not included in the accompanying financial statements.

9. Ownership concentration

At December 31, 2012, CRMC held an aggregate ownership of 30% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it commenced operations on September 28, 2012.

American Funds Insurance Series  11

Financial highlights

Income from
investment operations[1]
	Net		Net loss on						Ratio of	Ratio of
	asset		securities		Dividends			Net	expenses to	expenses to		Ratio of
	value,		(both	Total	(from			assets,	average	average		net income
	beginning	Net	realized	from	net	Net asset		end of	net assets	net assets	Net	to
	of	investment	and	investment	investment	value, end	Total	period	before	after	effective	average
Period ended	period	income	unrealized)	operations	income)	of period	return[2]	(in millions)	waiver	waiver[2]	expense ratio[3]	net assets[2]

Protected Asset Allocation Fund
Class P1
12/31/12[4]	$10.00	$.15	$(.03)	$.12	$(.13)	$9.99	1.24%	$10.15%		.07%	.37%	1.72%
Class P2
12/31/12[4]	10.00	.17	(.05)	.12	(.13)	9.99	1.21	24.24		.11	.41	2.38

For the period ended
Portfolio turnover rate for all share classes	12/31/2012[4]
Protected Asset Allocation Fund	—[5]

[1]	Based on average monthly shares outstanding.
[2]	This column reflects the impact of certain waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other expenses.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See footnote 7 for further information regarding fees and expenses.
[4]	From September 28, 2012, commencement of operations.
[5]	Amount less than 1%.

See Notes to Financial Statements

12   American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Protected Asset Allocation Fund (one of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of the financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2013

...

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)	Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(a-2)	Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12; Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/6/13; and Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Investment Advisory and Service Agreement; Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12)

(d-2)	Amended and Restated Investment Advisory and Service Agreement dated 5/1/13; Investment Advisory and Service Agreement dated 9/17/12, as amended 3/3/13; and First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(g-1)	Custodian Agreements – Form of Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12)

(g-2)	Form of amended Global Custody Agreement with State Street Bank and Trust Company; and Form of amended Global Custody Agreement with Bank of New York Mellon

(h-1)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended and Restated Administrative Service Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Amended and Restated Shareholder Services Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); and Class 4 Insurance Administrative Services Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(h-2)	Agreement and Plan of Reorganization and Liquidation dated 12/5/12; Insurance Administrative Services Plan for Class 4 shares dated 12/5/12, as amended on 3/13/13; Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended on 3/13/13; Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13; Amended and Restated Administrative Services Agreement dated 12/5/12, as amended on 3/13/13; and Amended and Restated Shareholder Services Agreement dated 12/5/12, as amended on 3/13/13

(i)         Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; and P/E Amendment No. 61 filed 12/14/12)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m-1)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(m-2)	Class 4 Plan of Distribution dated 12/5/12, as amended on 3/13/13; Class P1 Plan of Distribution dated 9/17/12, as amended on 3/13/13; and Class P2 Plan of Distribution dated 9/17/12, as amended on 3/13/13

(n-1)	Rule 18f-3 – Amended and Restated Multiple Class Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12)

(n-2)	Amended and Restated Multiple Class Plan dated 12/5/12, as amended on 3/13/13

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated March 2013; and Code of Ethics for the Registrant dated December 2005

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None.

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, VA 23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 30th day of April, 2013.

American Funds Insurance Series

By: /s/ Donald D. O’Neal

Donald D. O’Neal, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 30, 2013, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	Vice Chairman
Donald D. O'Neal
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

Erik A. Vayntrub

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-         The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA this 11th day of January 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-          The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-         The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-         The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 10th day of December, 2012.

(City, State)

/s/ W. Scott Hedrick

W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-          The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-          The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-         The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-         The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-          The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-          The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 5th day of December, 2012.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member